UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-108894

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 22	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21099

Amendment No. 33	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT-12
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)   (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1 , 2011

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1 , 2011  pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐       this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Flexible Premium Deferred Variable Annuity Contract

Waddell & Reed Advisors Select Preferred AnnuitySM

Nationwide Life Insurance Company
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-12
The date of this prospectus is May 1, 201 1 .

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1 , 2011), which contains additional information about the contracts and the Variable Account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 69.  For general information or to obtain free copies of the Statement of Additional Information, call 1-866-221-1100 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this product can be found at www.waddell.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a website (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value.  The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, with respect to the Extra Value Options, be aware that the cost of electing the option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.

•	Ivy Funds Variable Insurance Portfolios, Inc.

•	Nationwide Variable Insurance Trust

For a complete list of the available Sub-Accounts, please refer to the " Appendix A : Underlying Mutual Funds" .  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account -12 may be allocated to the Fixed Account.

1

Glossary of Special Terms

Accumulation Unit- An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.

Annuitant- The person (s) whose length of life determines how long annuity payments are paid .

Annuitization Date- The date on which annuity payments begin.

Annuity Commencement Date- The date on which annuity payments are scheduled to begin.

Annuity Unit- An accounting unit of measure used to calculate the value of variable annuity payments.

Contract Owner(s) - the person(s) who owns all rights under the contract.  All references in this prospectus to "you" shall mean the Contract Owner.

Contract Value- The value of all Accumulation Unit s in a contract plus any amount held in the Fixed Account, and any amount held under Guaranteed Term Options.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Current Income Benefit Base- For purposes of the 5% Lifetime Income Option, the 7% Lifetime Income Option, and 10% Lifetime Income Option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities.  This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the benfit amount for any given year.

Daily Net Assets- A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

Fixed Account- An investment option that is funded by Nationwide's General Account.  Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rate.

General Account- All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option- Investment options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain periods of time (or terms), if certain conditions are met.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity or IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Lifetime Withdrawl Percentage - An age-based percentage used to determine the annual amount available for surrender under a Lifetime Income Option.  The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the benefit amount for any given year.

Multiple Maturity Separate Account- A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide- Nationwide Life Insurance Company.   All references in this prospectus to "we" or "us" shall mean Nationwide.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Original Income Benefit Base - For purposes of the 5% Lifetime Income Option, the 7% Lifetime Income Option, and the 10% Lifetime Income Option, the initial benefit base calculated on the date the contract is issued, which is equal to the Contract Value.

Qualified Plan- A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-Accounts- Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Target Term Option- Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions).

2

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  None of the Tax Sheltered Annuities sold under this prospectus are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

Valuation Date- Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Unit s or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 pm EST, but may close earlier on certain days and as conditions warrant.

Valuation Period- The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account- Nationwide Variable Account-12, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

3

Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	7
Example	8
Synopsis of the Contracts	9
Surrenders
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Credits on Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Right to Examine and Cancel
Condensed Financial Information	13
Financial Statements	13
Nationwide Life Insurance Company	13
General Distributor	13
Investing in the Contract	13
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	16
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	18
Mortality and Expense Risk Charge
Administrative Charge
Contract Maintenance Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	20
Death Benefit Options
Spousal Protection Annuity Option
Beneficiary Protector II Option
Extra Value Options
Capital Preservation Plus Option
Capital Preservation Plus Lifetime Income Option
Lifetime Income Options - Generally
10% Lifetime Income Option
7% Lifetime Income Option
5% Lifetime Income Option
Spousal Continuation Benefit
Income Benefit Investment Options
Removal of Variable Account Charges	48
Ownership and Interests in the Contract	48
Contract Owner
Joint Owner
Contingent Owner
Annuitant
Contingent Annuitant
Co-Annuitant
Joint Annuitant
Beneficiary and Contingent Beneficiary
Changes to the Parties to the Contract

4

Table of Contents (continued)	Page
Operation of the Contract	49
Minimum Initial and Subsequent Purchase Payments
Purchase Payment Credits
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Restrictions
Right to Examine and Cancel	54
Surrender (Redemption) Prior to Annuitization	54
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	55
Surrenders Under Certain Plan Types	55
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	56
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	57
Contract Owner Services	57
Asset Rebalancing
Dollar Cost Averaging
Dollar Cost Averaging for Living Benefits
Fixed Account Interest Out Dollar Cost Averaging
Systematic Withdrawals
Death Benefits	59
Death of Contract Owner
Death of Annuitant
Death of Contract Owner/Annuitant
Death Benefit Payment
Death Benefit Calculations
Annuity Commencement Date	64
Annuitizing the Contract	64
Annuitization Date
Annuitization
Fixed Annuity Payments
Variable Annuity Payments
Frequency and Amount of Annuity Payments
Annuity Payment Options	66
Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000
Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000
Statements and Reports	66
Legal Proceedings	67
Table of Contents of The Statement of Additional Information	71
Appendix A: Underlying Mutual Funds	72
Appendix B: Condensed Financial Information	75
Appendix C: Contract Types and Tax Information	85
Appendix D: State Variations	94

5

Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses

Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	8%1
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7	8
CDSC Percentage	8%	8%	7%	7%	6%	5%	4%	2%	0%
Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$252
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%3

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$504
Annual Loan Interest Charge	2.25%5
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	1.05%
Administrative Charge	0.20%
Death Benefit Options (eligible applicants may purchase one as a replacement for the standard death benefit)
Five-Year Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.05% 1.30%
One-Year Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.15% 1.40%
One-Month Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.30% 1.55%
Combination Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.40%6 1.65%
Spousal Protection Annuity Option Total Variable Account Charges (including this option only)	0.10% 1.35%
Beneficiary Protector II Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
0.35% 1.60%
Extra Value Options (eligible applicants may purchase one)
3% Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 8 Contract Years will be assessed a fee of 0.50% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options.
0.50%7 1.75%
4% Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 8 Contract Years will be assessed a fee of 0.60% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options.
0.60%8 1.85%
(continued on next page)

6

Recurring Contract Expenses (continued)
Capital Preservation Plus Lifetime Income Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.
1.00%9 2.25%
Capital Preservation Plus Option (no longer available for purchase)
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.
0.50% 1.75%
Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base10
Lifetime Income Options (an applicant may purchase one):
5% Lifetime Income Option (no longer available)	1.00%11
7% Lifetime Income Option (only available in New York)	1.00%12
10% Lifetime Income Option	1.20%
Spousal Continuation Benefit (an application may purchase one only if the corresponding Lifetime Income Option in elected):
5% Spousal Continuation Benefit (no longer available)	0.15%
7% Spousal Continuation Benefit (only available in New York)	0.15%
10% Spousal Continuation Benefit (not available in New York)	0.30%13

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.05%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit Option	0.40%
Spousal Protection Annuity Option	0.10%
Beneficiary Protector II Option	0.35%
4% Extra Value Option	0.60%
10% Lifetime Income Option	1.20%
10% Spousal Continuation Benefit	0.30%
Maximum Possible Total Variable Account Charges	4.20%

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses as of December 31, 2010 charged by the underlying mutual funds that you may pay periodically during the life of the contract.  More detail concerning each underlying mutual fund's fees and expenses, including waivers and reimbursements, is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of the underlying mutual fund's average net assets)
	0.49%	1.52%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

7

Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes which, if reflected, would result in higher expenses.

The Example assumes:

•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	Contingent Deferred Sales Charges;
•	A $50 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (4.20%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period			If you annuitize your contract at the end of the applicable time period					If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 1.52%)	$ 1,373	$ 2,559	$ 3,617	$ 6,099	*	$ 1,929	$ 3,167	$ 6,099	$ 653	$ 1,929	$ 3,167	$ 6,099
Minimum Total Underlying Mutual Fund Operating Expenses ( 0.49%)	$ 1,265	$ 2,258	$ 3,150	$ 5,341	*	$ 1,628	$ 2,700	$ 5,341	$ 545	$ 1,628	$ 2,700	$ 5,341

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

1 The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide will assess a loan processing fee at the time each new loan is processed.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.

4 The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary.  This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.  If assessed, the Contract Maintenance Charge is deducted proportionately from each Sub-Account, the Fixed Account, and the Guaranteed Term Options based on the value in each option as compared to the total Contract Value.

5 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

6 The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

7 Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.

8 Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.

9 For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

10 For information about how the Current Income Benefit Base is calculated see “Determination of the Income Benefit Base Prior to the First Surrender” later in this prospectus.

11 Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the Current Income Benefit Base.

12 Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.95% of the Current Income Benefit Base.

13 The 10% Spousal Continuation Benefit is only available for election if the 10% Lifetime Income Option is elected.  Currently, the charge associated with the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

8

Synopsis of the Contracts

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:

•	Charitable Remainder Trusts;

•	Individual Retirement Annuities ("IRAs");

•	Investment-Only Contracts (Qualified Plans);

•	Non-Qualified Contracts;

•	Roth IRAs;

•	Simplified Employee Pension IRAs ("SEP IRAs");

•	Simple IRAs; and

•	Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in "Appendix C: Contract Types and Tax Information."  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing (see "Surrender (Redemption) Prior to Annuitization").  After the Annuitization Date, surrenders are not permitted (see "Surrender (Redemption) After Annuitization").

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same Annuitant; or

•	in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the Contract Value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment) at any time.  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the Contract Owner.  These actions include implementing new procedures and restrictions as well as not accepting future purchase payments.  Nationwide will provide the Contract Owner written notice of any actions taken to reduce risk or eliminate risk.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment**	Minimum Subsequent Payments***
Charitable Remainder Trust	$10,000	$1,000
IRA	$1,000	$1,000
Investment-Only	$1,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$1,000	$1,000
SEP IRA	$1,000	$1,000
Simple IRA	$1,000	$1,000
Tax Sheltered Annuity*	$1,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

**A Contract Owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year.

***For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.

If the Contract Owner elects the 3% Extra Value Option or the 4% Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options.   Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Some states have different minimum initial and subsequent purchase payments, and subsequent purchase payments may not be permitted in all states.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant to exceed $1,000,000.  Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus

9

to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

Optional riders.   If the Contract Owner elects the 10% Lifetime Income Option, the 7% Lifetime Income Option, or the 5% Lifetime Income Option, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year.

Credits on Purchase Payments

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract.  In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

For further information on PPCs, please see "Purchase Payment Credits" later in this prospectus.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.05% of the Daily Net Assets of the Variable Account.  This fee compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit that provides a guaranteed death benefit to the beneficiary(ies) even if the market declines.  It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed.  The Mortality and Expense Risk Charge also compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.  If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Administrative Charge

Nationwide deducts an Administrative Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.  This fee reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses.  Nationwide may realize a profit from this charge.

Contract Maintenance Charge

A $50 Contract Maintenance Charge is assessed on each contract anniversary and upon full surrender of the contract.  If, on any contract anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 8% of purchase payments surrendered.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect one of four death benefit options at the time of application, as follows:

Death Benefit Options	Charge*
Five-Year Enhanced Death Benefit Option	0.05%
One-Year Enhanced Death Benefit Option	0.15%
One-Month Enhanced Death Benefit Option	0.30%
Combination Enhanced Death Benefit Option**	0.40%

10

*The charges shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.

**The Combination Enhanced Death Benefit is only available for contracts with Annuitants age 80 or younger at the time of application.

For more information about the standard and optional death benefit(s), please see the "Death Benefit Calculations" provision.

Spousal Protection Annuity Option

A Spousal Protection Annuity Option is available under the contract at the time of application.  If the Contract Owner elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account.

Beneficiary Protector II Option

A Beneficiary Protector II Option is available under the contract.  The Beneficiary Protector II Option may only be elected at the time of application and the Annuitant under the contract must be age 75 or younger at the time of application.  If the Contract Owner elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account.  In addition to the charge assessed against the Variable Account, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.

Extra Value Options

An applicant may elect one of two Extra Value Options at the time of application, as follows:

Extra Value Options	Charge*
3% Extra Value Option	0.50%
4% Extra Value Option	0.60%

*The charges shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.

In addition to the charge assessed against the Variable Account, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee that corresponds to the Variable Account charge associated with the Extra Value Option elected.  For both Extra Value Options, Nationwide will discontinue deducting the Extra Value Option charges 8 years from the date the contract was issued.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an extra value option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

Capital Preservation Plus Option

The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option).

If the Contract Owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option is only available at the time of application for contracts issued based on good order applications signed and dated on or prior to January 12, 2009.  After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option.

The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application.  The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: the Capital Preservation Plus Option, a Lifetime Income Option or an Extra Value Option.

If the Contract Owner or applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets of the Variable Account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

10% Lifetime Income Option

The 10% Lifetime Income Option is available under the contract at the time of application.  The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.  For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application.  The 10% Lifetime Income Option may not be elected if another Lifetime Income Option is elected.

If the Contract Owner elects the 10% Lifetime Income Option, Nationwide will deduct an additional charge equal to 1.20% of the Current Income Benefit Base, which is the amount upon

11

which the annual benefit is based.  The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

7% Lifetime Income Option

For contracts issued on or after January 24, 2011, the 7% Lifetime Income Option is available for election only for contracts issued in the State of New York and must be elected at the time of application.  For contracts issued after May 1, 2007 and before January 24, 2011, the 7% Lifetime Income Option was available in all states (subject to state approval) and must have been elected at the time of application.  For contracts issued before May 1, 2007, the 7% Lifetime Income Option is available in all states (subject to state approval) and is available for election at any time.

For contracts issued on or after January 24, 2011, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time the option is elected.  For contracts issued before January 24, 2011, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must have been between age 45 and 85 at the time the option was elected.  The 7% Lifetime Income Option may not be elected if any of the following optional benefits are elected: Capital Preservation Plus Option, Capital Preservation Plus Lifetime Income Option, or another Lifetime Income Option.

If the Contract Owner or applicant elects the 7% Lifetime Income Option, Nationwide will deduct an annual charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  Currently, the charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base.  The charge is deducted on each anniversary of the election of the 7% Lifetime Income Option and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

5% Lifetime Income Option

Effective January 24, 2011, the 5% Lifetime Income Option is no longer available.  The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must have been between age 45 and 85 at the time the option was elected.  The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: Capital Preservation Plus Option, Capital Preservation Plus Lifetime Income Option, or another Lifetime Income Option.

If the Contract Owner or applicant elects the 5% Lifetime Income Option, Nationwide will deduct an annual charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  Currently, the charge for the 5% Lifetime Income Option is 0.85% of the Current Income Benefit Base.  The charge is deducted on each anniversary of the election of the 5% Lifetime Income Option and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

10% Spousal Continuation Benefit

The 10% Spousal Continuation Benefit is only available for election if and when the 10% Lifetime Income Option is elected.  The 10% Spousal Continuation Benefit is not available for contracts issued in the State of New York.  The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.

If the Contract Owner elects the 10% Spousal Continuation Benefit, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  Currently, the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.  The charge is deducted at the same time and in the same manner as the 10% Lifetime Income Option charge.

7% Spousal Continuation Benefit

For contracts issued on or after January 24, 2011, the 7% Spousal Continuation Benefit is only available for contracts issued in the State of New York.  The 7% Spousal Continuation Benefit is only available for election if and when the 7% Lifetime Income Option is elected.  The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application.  If the Contract Owner elects the 7% Spousal Continuation Benefit, Nationwide will deduct an additional charge  of 0.15% of the Current Income Benefit Base.  The charge is deducted at the same time and in the same manner as the 7% Lifetime Income Option charge.

5% Spousal Continuation Benefit

Effective January 24, 2011, the 5% Spousal Continuation Benefit is no longer available.  The 5% Spousal Continuation Benefit was only available for election if and when the 5% Lifetime Income Option was elected.  The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must have been between age 45 and 85 at the time of application.  If the Contract Owner elected the 5% Spousal Continuation Benefit, Nationwide will deduct an additional charge of 0.15% of the Current Income Benefit Base.  The charge is deducted at the same time and in the same manner as the 5% Lifetime Income Option charge.

Charges for Optional Benefits

The charges associated with optional benefits are generally only assessed prior to annuitization.  However, the charges associated with the Extra Value Options are assessed for the first 8 Contract Years.  Therefore, if a Contract Owner that elected an Extra Value Option annuitizes before the end of the 8th Contract Year, the charge for that option will continue to be assessed after annuitization until the end of the 8th Contract Year.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.   Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased.

12

Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Right to Examine and Cancel

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits , Extra Value Options , and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Options, and applicable federal and state income tax withholding.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to " Appendix B : Condensed Financial Information" for information regarding the minimum and maximum class of Accumulation Unit values.  All classes of Accumulation Unit values may be obtained, free of charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements of Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, we do not intend to file periodic reports as required under the 1934 Act.

General Distributor

The contracts are distributed by the general distributor, Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-12 is a variable account that invests in the underlying mutual funds listed in " Appendix A : Underlying Mutual Funds . "   Nationwide established the Variable Account on July 10, 2001 pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.  Contract Owners should read these prospectuses carefully before investing.

The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a

13

publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.  Some optional benefits available under the contract limit the list of the underlying mutual funds available in connection with that option.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-12 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters Nationwide Variable Account-12.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a GTO are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for GTO obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A GTO prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over 4 different maturity durations : 3, 5, 7 or 10 years.   Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the GTO(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in swap rates.  No market value adjustment will be applied if GTO allocations are held to maturity.

14

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from GTOs.  Please refer to the prospectus for the GTOs for further information.  Contract Owners can obtain a GTO prospectus, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, GTOs are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For Contract Owners that elect the following optional benefits, allocations made to the GTOs will be assessed a fee as indicated:

Optional Benefit	GTO Charge
Beneficiary Protector II Option	0.35%
3% Extra Value Option	0.50%*
4% Extra Value Option	0.60%*
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	up to 1.00%**

*The GTO charge associated with the Extra Value Options will not be assessed after the end of the 8th Contract Year.

**For contracts issued on or September 15, 2008 or the date of state approval (whichever comes last), the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008 or the date of state approval (whichever comes last), the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.60%.

The GTO charges are assessed by decreasing the interest rate of return credited to assets allocated to the GTOs.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options ("TTOs") instead of GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.  Target Term Options are not available separate from these options.

For all material purposes, GTOs and TTOs are the same.  Target Term Options are managed and administered identically to GTOs.  The distinction is that the interest rate associated with TTOs is not guaranteed as it is in GTOs.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean TTOs (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The Fixed Account is an investment option that is funded by assets of Nationwide's General Account.  The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.  The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the Contract Owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:

•
New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the Variable Account to the Fixed Account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

•
Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period.  The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the Contract Owner's Fixed Account matures.  At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

15

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the Fixed Account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.  The Contract Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the Fixed Account Contract Value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.  Additionally, Nationwide guarantees that interest credited to Fixed Account allocations will not be less than the minimum interest required by applicable state law.

Fixed Account Interest Rate Guarantee Period

The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.  During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.  If Contract Value is allocated to the Fixed Account and the Contract Owner subsequently elects the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option, the current Fixed Account interest rate guarantee period will terminate.  If such Contract Owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The Fixed Account interest rate guarantee period is distinct from the maturity durations associated with Guaranteed Term Options.

Fixed Account Charges Assessed for Certain Optional Benefits

All interest rates credited to the Fixed Account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same rate of interest as a contract with no optional benefits.  However, for Contract Owners that elect certain optional benefits available under the contract, a charge is assessed to assets allocated to the Fixed Account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below:

Optional Benefit	Fixed Account Charge
Beneficiary Protector II Option	0.35%
3% Extra Value Option	0.50%*
4% Extra Value Option	0.60%*

*The Fixed Account charge associated with the Extra Value Options will not be assessed after the end of the 8th Contract Year.

The Fixed Account charges are assessed by decreasing the interest rate of return credited to assets allocated to the Fixed Account.

Although there is a fee assessed to the assets in the Fixed Account when any of the above optional benefits are elected, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.  For more detailed information regarding provisions that vary by state, please see "Appendix D: State Variations" later in this prospectus.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

These contracts are offered to customers of various financial institutions and brokerage firms.  No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts.   These guarantees are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Deferred variable annuities are not intended to be sold to a terminally ill Contract Owner or Annuitant.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term

16

ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The Variable Account (and not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2010 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0. 61% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund

17

to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's advisor or subadvisor is one of our affiliates or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.05% of the Daily Net Assets of the Variable Account.  This fee compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit that provides a guaranteed death benefit to the beneficiary(ies) even if the market declines.  It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed.  The Mortality and Expense Risk Charge also compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.  If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Administrative Charge

Nationwide deducts an Administrative Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.  This fee reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses.  Nationwide may realize a profit from this charge.

Contract Maintenance Charge

Nationwide deducts a Contract Maintenance Charge of $50 on each contract anniversary that occurs before annuitization and upon full surrender of the contract.  This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If, on any contract anniversary (or on the date of a full surrender), the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

The deduction of the Contract Maintenance Charge will be taken proportionately from each Sub-Account, the Fixed Account and the Guaranteed Term Options based on the value in each option as compared to the total Contract Value.

Nationwide will not increase the Contract Maintenance Charge.  Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

Contingent Deferred Sales Charge

No sales charge deduction is made from purchase payments upon deposit into the contracts.  However, if any part of the contract is surrendered, Nationwide may deduct a CDSC.  The CDSC will not exceed 8% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

18

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	8%
1	8%
2	7%
3	7%
4	6%
5	5%
6	4%
7	2%
8	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option (if elected) are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option (see "Spousal Protection Annuity Option").

Waiver of Contingent Deferred Sales Charge

Each Contract Year, the Contract Owner may withdraw without a CDSC the greatest of:

(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code ; or

(3)	for those contracts with a Lifetime Income Option, withdrawals up to the annual benefit amount.

This CDSC-free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of other calculations under the contract, considered a surrender of purchase payments.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least 2 years;

(2)
upon payment of a death benefit. However, additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the CDSC provisions of the contract (see "Spousal Protection Annuity Option"); or

(3)	from any values which have been held under a contract for at least 8 years.

No CDSC applies to transfers among Sub-Accounts or between or among the Guaranteed Term Options, the Fixed Account, or the Variable Account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC; and the difference between:

a)	the Contract Value at the close of the day prior to the date of the withdrawal; and

b)	the total purchase payments made to the contract (less an adjustment for amounts surrendered).

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

The waiver of CDSC only applies to partial surrenders.  If the Contract Owner elects to surrender the contract in full, where permitted by state law, Nationwide will assess a CDSC on the entire amount surrendered.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a one-year period that deplete the entire Contract Value; or

•	any single surrender of 90% or more of the Contract Value.

Long-Term Care/Nursing Home and Terminal Illness Waiver

The contract includes a Long-Term Care/Nursing Home and Terminal Illness waiver at no additional charge.

Under this provision, no CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)
the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or the Contract Owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and

(3)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision.  If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.

19

Disability Waiver

The contract includes a Disability Waiver at no additional charge.

Under this provision, no CDSC will be charged if the Contract Owner becomes disabled at any time after contract issuance, but prior to reaching age 65.  For purposes of this waiver, disability is defined as the inability to engage in any substantial gainful activity because of a mental or physical impairment that is expected to be long-term or terminal.  Nationwide may require proof of disability prior to waiving CDSC under this waiver.  Once this waiver is invoked, no additional purchase payments may be applied to the contract.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision.  If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

Currently, none of the underlying mutual funds offered under the contract assess a short-term trading fee.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of Annuity Units to make annuity payments;

•	surrenders of Accumulation Unit to pay a death benefit; or

•	surrenders of Accumulation Units to pay the contract maintenance charge.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to Contract Owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

20

(3)	the charges associated with the optional benefits will be assessed until annuitization.

The charges associated with optional benefits are generally only assessed prior to annuitization.  However, the charges associated with the Extra Value Options are assessed for the first 8 Contract Years.  Therefore, if a Contract Owner who elected an Extra Value Option annuitizes before the end of the 8th Contract Year, the charge for that option will continue to be assessed after annuitization until the end of the 8th Contract Year.

Death Benefit Options

For an additional charge, an applicant may elect one of four death benefit options to replace the standard death benefit.  The charges associated with these options will be assessed until annuitization and are assessed on Variable Account allocations only.

Five-Year Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account, an applicant can elect the Five-Year Enhanced Death Benefit Option.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will generally be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any 5-year contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that 5-year contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision.

One-Year Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account, an applicant can elect the One-Year Enhanced Death Benefit Option.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will generally be the greatest of:

(1)
(a)if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations".

One-Month Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.30% of the Daily Net Assets of the Variable Account, an applicant can elect the One-Month Enhanced Death Benefit Option.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will generally be the greatest of:

(1)
(a)if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any monthly contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations".

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, an applicant can elect the Combination Enhanced Death Benefit Option.  The Combination Enhanced Death Benefit is only available for contracts with Annuitants age 80 or younger at the time of

21

application.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will generally be the greatest of:

(1)
(a)if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments , less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value (5% annual compound interest applied to adjusted purchase payments).

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations".

Spousal Protection Annuity Option

For an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account, a Contract Owner can elect the Spousal Protection Annuity Option.  The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts.  Nationwide may realize a profit from the charge assessed for this option.

The Spousal Protection Annuity Option allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1)
One or both spouses (or revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;

(2)	The spouses must be co-Annuitants;

(3)
Both spouses must be age 85 or younger at the time the contract is issued (if the Contract Owner elects the Combination Enhanced Death Benefit Option, both spouses must be 80 or younger at the time the contract is issued);

(4)	Both spouses must be named as beneficiaries;

(5)	No person other than the spouse may be named as the Contract Owner, Annuitant or primary beneficiary;

(6)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner); and

(7)
If the Contract Owner requests to add a co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.

If the co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner.  Additionally, if the death benefit value is higher than the Contract Value at the time of the first co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value.  The surviving co-Annuitant may then name a new beneficiary but may not name another co-Annuitant.

If the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the surviving spouse may not elect the Spousal Protection Annuity Option to cover a subsequent spouse.

The charge associated with this option is assessed on Variable Account allocations only.

Beneficiary Protector II Option

For an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account, the Contract Owner may purchase the Beneficiary Protector II Option.  In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.  Nationwide will also stop assessing this charge once the contract is annuitized.  Once elected, the Beneficiary Protector II Option may not be revoked.  The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.  Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit").  The amount of the benefit depends on the Annuitant's age at the time of application and, if applicable, the co-Annuitant's age at the time of the first Annuitant's death.

Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.

After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:

(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

22

(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner and subject to any mandatory distribution rules.

Calculation of the First Benefit

The formula for determining the first benefit, which is paid upon the first Annuitant's death, is as follows:

Earnings Percentage x Adjusted Earnings.

If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%.  If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.

Adjusted Earnings = (a) – (b); where:

a =	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and

b =	purchase payments, proportionally adjusted for surrenders.

The adjustment for amounts surrendered will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.

Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant's death, proportionally adjusted for surrenders.

The benefit will either be paid in addition to the death benefit, or will be credited to the contract if there is a co-Annuitant named to the contract.

If there is no co-Annuitant named to the contract, the charge associated with the Beneficiary Protector II Option will be removed after the benefit is paid.

Calculation of the Second Benefit

If a co-Annuitant is named under the contract, a second benefit will be paid upon the death of the co-Annuitant if the co-Annuitant is age 75 or younger at the date of the first Annuitant's death.  If the co-Annuitant is older than age 75 at the date of the first Annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.

The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated.  The formula for calculating the second benefit is as follows:

Earnings Percentage x Adjusted Earnings from the Date of the First Benefit.

If the co-Annuitant is age 70 or younger at the time of the first Annuitant's death, the Earnings Percentage will be 40%.  If the co-Annuitant is age 71 through age 75 at the time of the first Annuitant's death, the Earnings Percentage will be 25%.

Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:

a =	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);

b =
the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for surrenders; and

c =	purchase payments made after the first benefit was applied, proportionately adjusted for surrenders.

The adjustment for amounts surrendered will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the co-Annuitant's death (regardless of the date of the Annuitant's death) , proportionally adjusted for surrenders.

After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.

Extra Value Options

Applicants should be aware of the following prior to electing an Extra Value Option:

(1)	Nationwide may make a profit from the Extra Value Option charge.

(2)
Because the Extra Value Option charge will be assessed against the entire Contract Value for the first 8 Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.

(3)
Nationwide may take back or "recapture" all or part of the amount credited under the extra value option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4)
If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for surrender.

(5)	The cost of the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

23

(6)
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

An Extra Value Option may not be elected if either the Capital Preservation Plus Lifetime Income Option or a Lifetime Income Option is elected.

3% Extra Value Option

For an additional charge at an annualized rate of 0.50% of the Daily Net Assets of the Variable Account, a Contract Owner can elect the 3% Extra Value Option.  In addition, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.50%.  After the end of the 8th Contract Year, Nationwide will discontinue assessing the charges associated with the 3% Extra Value Option and the amount credited under this option will be fully vested.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract.  This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.  For purposes of all benefits and taxes under these contracts, credits applied under this payment are considered earnings, not purchase payments.

4% Extra Value Option

For an additional charge at an annualized rate of 0.60% of the Daily Net Assets of the Variable Account, a Contract Owner can elect the 4% Extra Value Option.  In addition, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.60%.  After the end of the 8th Contract Year, Nationwide will discontinue assessing the charges associated with the 4% Extra Value Option and the amount credited under this option will be fully vested.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract.  This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.  For purposes of all benefits and taxes under these contracts, credits applied under this option are considered earnings, not purchase payments.

Recapture of Extra Value Option Credits

Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:

(a)	the Contract Owner cancels the contract pursuant to the contractual free-look provisions;

(b)	the Contract Owner takes a full surrender before the end of the 7th Contract Year; or

(c)	the Contract Owner takes a partial surrender that is subject to a CDSC before the end of the 7th Contract Year.

The amount of the Extra Value Option credit recaptured under the circumstances listed above is determined based on a vesting schedule.  The longer a Contract Owner waits to surrender value from the contract, the smaller the amount of the credit that Nationwide will recapture.

If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract.  In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.

If the Contract Owner takes a full surrender of the contract before the end of the 7th Contract Year, Nationwide will recapture part or all of the amount credited to the contract under this option, according to the following vesting/recapture schedules:

Vesting and Recapture Schedule for
3% Extra Value Option
Contract Year	Credit Percentage Vested	Credit Percentage Subject to Recapture
1	0%	3% (or all of the credit)
2	1%	2% (or 2/3 of the credit)
3	1%	2% (or 2/3 of the credit)
4	2%	1% (or 1/3 of the credit)
5	2%	1% (or 1/3 of the credit)
6	2%	1% (or 1/3 of the credit)
7	2%	1% (or 1/3 of the credit)
8 and thereafter	3% (fully vested)	0%

Vesting and Recapture Schedule for
4% Extra Value Option
Contract Year	Credit Percentage Vested	Credit Percentage Subject to Recapture
1	0%	4% (or all of the credit)
2	1%	3% (or 3/4 of the credit)
3	1%	3% (or 3/4 of the credit)
4	2%	2% (or 1/2 of the credit)
5	2%	2% (or 1/2 of the credit)
6	2%	2% (or 1/2 of the credit)
7	2%	2% (or 1/2 of the credit)
8 and thereafter	4% (fully vested)	0%

For example, Ms. R, who elected the 4% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 4% credit of $4,000.  In Contract Year 4, Ms. R takes a full surrender.  For the recapture calculation, Nationwide will multiply the initial $100,000 by 2% (refer to the Vesting and Recapture Schedule for 4% Extra Value Option) to get the portion of the original credit that Nationwide will recapture.  Thus, the amount of the original credit recaptured as a result of the full surrender is $2,000.

24

If the Contract Owner takes a partial surrender before the end of the 7th Contract Year that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option, depending on when the surrender is taken, according to the recapture schedules indicated above.

For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000.  In Contract Year 2, Mr. X takes a $20,000 surrender.  Under the contract Mr. X is entitled to take 10% of purchase payments free of CDSC.  Thus, he can take ($100,000 x 10%) = $10,000 without incurring a CDSC.  That leaves $10,000 of the surrender subject to a CDSC.  For the recapture calculation, Nationwide will multiply that $10,000 by 2% (refer to the Vesting and Recapture Schedule for 3% Extra Value Option) to get the portion of the original credit that Nationwide will recapture.  Thus, the amount of the original credit recaptured as a result of the $20,000 partial surrender is $200.  The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the surrender date.

Contract Owners should carefully consider the consequences of taking a surrender that subjects part or all of the credit to recapture.  If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for surrender.  In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.

Nationwide will not recapture credits under the extra value option under the following circumstances:

(1)	If the withdrawal is not subject to a CDSC;

(2)	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	If the surrender occurs after the 7th Contract Year.

Capital Preservation Plus Option

The Capital Preservation Plus ("CPP") Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period").  Contract Value at the end of the CPP program period will be no less than Contract Value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract maintenance charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of Contract Value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of the Fixed Account and certain underlying mutual funds that are available under the program.  This investment component is allocated according to Contract Owner instructions.

When the CPP Option is elected, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components.  Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The CPP Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  This charge will be assessed against the GTOs through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the CPP Option will remain the same for the duration of the program period.  When the CPP program period ends or an elected CPP Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of the Capital Preservation Plus Option

Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the CPP Option.  To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a GTO so that the amount at maturity (principal plus interest attributable to the GTO allocation) would approximate the original total investment.  The balance of the Contract Value would be available to be allocated among underlying funds or the Fixed Account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the CPP Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the GTO among underlying mutual funds and/or the Fixed Account.  This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option).

However , at the end of any CPP program period or after terminating a CPP Option, and if the CPP Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new CPP Option at the charges, rates and allocation percentages in effect at that point in time.

25

If the Contract Owner elects to participate in a new CPP Option, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Option

Nationwide may offer an enhanced version of the CPP Option.  The Enhanced CPP Option costs the same as the standard CPP Option and operates similarly.  The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard CPP Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component.  It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.

Conditions Associated with the Capital Preservation Plus Option

During the CPP program period, the following conditions apply:

•	If surrenders or Contract Maintenance Charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

•	Only one CPP Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the GTOs may be added to the contract.

•
If, while the CPP Option is elected, the Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a GTO in anticipation of annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a GTO and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the CPP Option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Fixed Account and/or the available underlying mutual funds.  The remainder of the Contract Value must be allocated to a GTO, the length of which corresponds to the length of the CPP program period elected by the Contract Owner.

Nationwide makes only certain mutual funds available when a Contract Owner elects the CPP Option.  Nationwide selected the available mutual funds on the basis of certain risk factors associated with the mutual fund's investment objective.  The mutual funds not made available in conjunction with the CPP Option were excluded on the basis of similar risk considerations.

For the list of investment options available under this benefit, please see "Income Benefit Investment Options" later in this prospectus. Election of the CPP Option will not be effective unless and until Nationwide receives Sub-Account allocation instructions based on the list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to Contract Owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect CPP Option programs already in effect.

Surrenders During the CPP Program Period

If, during the CPP program period, the Contract Owner takes a partial surrender from the contract, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the GTO.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from the GTO and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the CPP Program Period

Transfers to and from the GTO are not permitted during the CPP program period.

Transfers between the Fixed Account and the Variable Account, and among Sub-Accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the CPP program period, transfers to underlying mutual funds that are not included in the CPP Option program are not permitted.

For those contracts that have elected an Enhanced CPP Option, transfers may be further limited during the program period.

Terminating the Capital Preservation Plus Option

Once elected, the CPP Option cannot be revoked, except as provided below.

If the Contract Owner elected a CPP program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the Contract Owner may terminate the CPP Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

26

If the Contract Owner elected a CPP program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the Contract Owner may terminate the CPP Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the Contract Owner terminates the CPP Option as described above, the charges associated with the CPP Option will no longer be assessed, all guarantees associated with the CPP Option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the CPP Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the CPP program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.  Amounts credited under the CPP Option are considered, for purposes of other benefits under the contract, earnings, not purchase payments.  If the Contract Owner does not elect to begin a new CPP Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.

Election of the Capital Preservation Plus Lifetime Income Option

At the end of any CPP program period or after terminating a CPP Option, the Contract Owner may elect to replace the CPP Option with the Capital Preservation Plus Lifetime Income Option at the rates, conditions, allocation percentages, and prices in effect at that point in time.  Any such election must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Nationwide will communicate the ensuing CPP program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option is an extension of the CPP Option.  It provides the principal protection of the CPP Option, along with an additional benefit: the ability of the Contract Owner to receive a consistent lifetime income stream regardless of the actual value of their contract.

The CPP Lifetime Income Option is a two-phase option.  The first phase (the "preservation phase") is substantially the same as the CPP Option (see "Capital Preservation Plus Option").  Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options.  At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount.   Effective May 1, 2011, the only program period available in connection with the CPP Lifetime Income Option is the 10-year term.  Program periods of other durations that are in effect on May 1, 2011 will continue unchanged to the end of the existing program period.

Immediate Withdrawals

Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually.  Election of this benefit changes some of the terms of the CPP Lifetime Income Option.  Refer to the "Immediate Withdrawal Benefit" subsection later in this provision.

The second phase of the CPP Lifetime Income Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base.  Thereafter, the Contract Owner may take surrenders from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value.  This essentially provides the Contract Owner with an available lifetime stream of income.  Note, however, that this lifetime income stream is distinct from the annuitization phase of the contract.

In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream.  The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.

Charges

The CPP Lifetime Income Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets of the Variable Account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

Nationwide may realize a profit from the charge assessed for this option.  All charges associated with the CPP Lifetime Income Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).

Availability

The Capital Preservation Plus Lifetime Income Option is only available at the time of application for contracts issued based on good order applications signed and dated on or prior to January 12, 2009.  After January 12, 2009, the Capital

27

Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option.

The CPP Lifetime Income Option may also be elected by Contract Owners who previously elected the CPP Option.  Thus, the Contract Owner would be switching from the CPP Option to the CPP Lifetime Income Option.  Any such election to switch must occur at the end of a CPP program period or after terminating a CPP Option as described in the "Capital Preservation Plus Option" provision.  The newly elected CPP Lifetime Income Option will be added to the contract at the charges, rates and allocation percentages in effect at that point in time and the old CPP Option will be removed (including the charge).  Any election to switch from the CPP Option to the CPP Lifetime Income Option and complete instructions must be received by Nationwide within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time of election.  For most contracts, the determining life is that of the Contract Owner.  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant.  The CPP Lifetime Income Option is not available if any of the following optional benefits are elected: the Capital Preservation Plus Option, a Lifetime Income Option , or an Extra Value Option.  Additionally, the CPP Lifetime Income Option may not be revoked or terminated except as described herein.

The Capital Preservation Plus Lifetime Income Option is not available on beneficially owned contracts.

Enhanced Capital Preservation Plus Lifetime Income Option

Nationwide may offer an enhanced version of the CPP Lifetime Income Option.  The Enhanced CPP Lifetime Income Option costs the same as the standard CPP Lifetime Income Option and operates similarly.  The distinction between the two options lies in the preservation phase of the option.  During the preservation phase of the Enhanced CPP Lifetime Income Option, Contract Owners will have a larger Non-GTO component than would be available during the preservation phase of the standard CPP Lifetime Income Option.  In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the Non-GTO component.  For the list of investment options available under this benefit please see "Income Benefit Investment Options" later in this prospectus.  It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-GTO component during the preservation phase.  Any Enhanced CPP Lifetime Income Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time.

Preservation Phase of the CPP Lifetime Income Option

The first phase of the CPP Lifetime Income Option, the preservation phase, is similar to the CPP Option.  It enables the Contract Owner to allocate part of his/her Contract Value to the Fixed Account and/or certain underlying mutual funds in order to benefit from possible market appreciation, while preserving a return of principal guarantee.  The preservation phase of the CPP Lifetime Income Option generally operates the same as the CPP Option.

•
All of the terms and conditions associated with the CPP Option also apply to the preservation phase of the CPP Lifetime Income Option except that Contract Owners may not terminate the CPP Lifetime Income Option prior to the end of the CPP program period (see "Terminating the Capital Preservation Plus Option").

•
Market conditions determine the availability and allocation percentages of the various CPP program periods.  Surrenders or contract maintenance charges that are deducted from the contract during the preservation phase will reduce the value of the guarantee proportionally.

•	If at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.

•	Amounts credited to fulfill the principal guarantee are considered, for purposes of other benefits under this contract, earnings, not purchase payments.

During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.

Options at the End of the Preservation Phase

Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner.  The communication will inform the Contract Owner of his/her options relating to the CPP Lifetime Income Option and will instruct him/her to elect how the contract should continue.  The Contract Owner must elect to: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option.  The Contract Owner's election is irrevocable.  Each of the options is discussed more thoroughly below.

Remaining in the preservation phase of the CPP Lifetime Income Option.

After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPP Lifetime Income Option by beginning a new CPP program.  If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period.  The charge, from that point forward, will be the then current charge for the CPP Lifetime Income Option.

28

Moving into the withdrawal phase of the CPP Lifetime Income Option.

After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPP Lifetime Income Option (see "Withdrawal Phase of the CPP Lifetime Income Option" below).  During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program.

Terminating the CPP Lifetime Income Option.

After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPP Lifetime Income Option.  Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed.  The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.

If Nationwide does not receive the Contract Owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPP Lifetime Income Option.

Withdrawal Phase of the CPP Lifetime Income Option

Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options.  A list of the investment options available during the withdrawal phase will be included in the election notice.  The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase.

During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).

At the beginning of the withdrawal phase of the CPP Lifetime Income Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).

At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a surrender from the contract.  All surrenders taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the surrender request.  At the time the first surrender is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount."  The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding lifetime withdrawal percentage in the chart that follows.

Age of determining life:	Lifetime withdrawal percentage:
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%

The lifetime withdrawal percentage is based on the age of the determining life as of the date of the first surrender during the withdrawal phase and will not change, except as described in the "Lifetime Withdrawal Base Reset Opportunity."

Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to surrender an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base.  The Contract Owner may continue to take annual surrenders that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner's death or annuitization regardless of the actual value of the contract.  Thus, it is possible for the Contract Owner to take annual surrenders equal to the lifetime withdrawal amount after the Contract Value is zero.  After the Contract Value falls to zero, the Contract Owner can continue to take annual surrenders of no more than the lifetime withdrawal amount.  Surrender requests may be submitted systematically or directly by the Contract Owner.

Although surrenders of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract.  Lifetime withdrawal amounts not surrendered in a given year are forfeited and may not be claimed in subsequent years.

Contract Owners are permitted to take surrenders in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than zero).  However, to the extent that a surrender exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years.  The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount).  Once the Contract Value falls to zero, the Contract Owner is no longer permitted to take surrenders in excess of the lifetime withdrawal amount.

Surrenders taken before the Contract Owner is age 59½ may be subject to additional tax penalties.

Required Minimum Distribution Privilege

If you surrender an amount greater than your lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, we will not reduce your lifetime withdrawal base.  Nationwide reserves the right to modify or eliminate this required minimum distribution privilege.  We will notify you if we discontinue or eliminate the required minimum distribution privilege.  If Nationwide exercises its right to

29

modify or eliminate this privilege then any distribution in excess of your lifetime withdrawal amount will reduce your remaining lifetime withdrawal base.
This RMD privilege does not apply to beneficially owned contracts.

Lifetime Withdrawal Base Reset Opportunity

On each 5-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, the Contract Owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current Contract Value.

Nationwide will provide the Contract Owner with advance notice of any reset opportunity and will provide the Contract Value information necessary for the Contract Owner to decide whether or not to invoke the reset opportunity.  If Nationwide does not receive and record a Contract Owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the Contract Owner does not wish to reset the lifetime withdrawal base.

If the Contract Owner chooses to reset the lifetime withdrawal base, the following terms and conditions will apply:

•	The Contract Owner will be assessed the charge for the CPP Lifetime Income Option that is in effect as of the date of the election to reset the lifetime withdrawal base.

•	The lifetime withdrawal percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply.

•	The lifetime withdrawal percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first surrender during the withdrawal phase.

Nationwide reserves the right to limit the number of reset opportunities to one.

Annuitization and the CPP Lifetime Income Option

Election of the CPP Lifetime Income Option does not restrict the Contract Owner's right to annuitize the contract.

If the Contract Owner elects to annuitize during the preservation phase, and any portion of the Contract Value has been allocated to a GTO, the Contract Owner must transfer the entire GTO allocation to another investment option (GTOs are not available during annuitization), and the transfer may result in a market value adjustment.  All guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable.  The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.

If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable.  The amount to be annuitized will be the Contract Value.  Since surrenders from the contract during the withdrawal phase of the option reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPP Lifetime Income Option.

Succession of Rights and Termination of the CPP Lifetime Income Option

The following events will trigger an automatic termination of the CPP Lifetime Income Option:

•	a full surrender of the contract;

•	a full surrender of the death benefit proceeds; or

•	an election to annuitize the contract.

If any of the events listed above occur, the CPP Lifetime Income Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.

The death of the determining life has complex consequences that are unique to the CPP Lifetime Income Option.  For specific information about rights of succession please consult with your registered representative or call Nationwide Service Center.

Immediate Withdrawal Benefit

During the preservation phase of the CPP Lifetime Income Option, the Contract Owner can invoke the immediate withdrawal benefit.  This benefit permits the Contract Owner to take immediate withdrawals of up to 6% annually of the guaranteed amount until the benefit is exhausted.  The benefit may only be invoked during the preservation phase, specifically during the current CPP program period, but once it is invoked, withdrawals will be permitted both during the current CPP program period and after its maturity date, until the guaranteed amount is exhausted.  After the benefit is invoked, the Contract Owner's current CPP program period will remain in effect until its regular maturity date.  The CPP program period's ending does not automatically terminate the option.  However, the Contract Owner will receive notice that the Contract Value must be reallocated in order to continue the option (see "Options at the end of the CPP Program Period").  As long as the Contract Owner reallocates the Contract Value upon the maturity of the current CPP program period, the Contract Owner will remain in the preservation phase of the option (subject to the limitations herein) and continue to receive immediate withdrawals for the duration of the option.  The investment options available upon the maturity of the CPP program period will be limited and may not include GTO options.

Invoking the immediate withdrawal benefit changes some of the conditions associated with the CPP Lifetime Income option, as indicated below:

•
Invoking the immediate withdrawal benefit changes the nature of the guarantee associated with the preservation phase.  Nationwide will not credit an amount to the contract so that the Contract Value equals the guaranteed amount at the end of the applicable CPP program period.  Instead, the CPP guarantee amount (as determined on the day the benefit is invoked) becomes the basis for

30

determining the amount of the withdrawals permitted under the immediate withdrawal benefit.  This amount is referred to as the "immediate withdrawal base" and is guaranteed not to change as long as the option is not terminated or total annual withdrawals do not exceed the 6% limit (see "Determining the Immediate Withdrawal Base" and "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals").

•
For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  At the CPP program period's end, the Contract Owner will not be permitted to begin a new CPP program period.  Instead, the Contract Owner will be required to reallocate the Contract Value into certain limited investment options.  The Contract Owner will lose the value of remaining withdrawals if the Contract Value is not reallocated (see "Options at the End of the CPP Program Period").

•
The Contract Owner will remain in the preservation phase for the duration of the CPP Lifetime Income option once the immediate withdrawal benefit is invoked.  The Contract Owner will not be permitted to enter the lifetime withdrawal phase of the option.

•
The "Succession of Rights and Termination of the CPP Lifetime Income Option" provision no longer applies once the immediate withdrawal benefit is invoked (see instead, "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals").

•	Immediate withdrawals in excess of 6% annually will reduce the value of future immediate withdrawals (see "Impact of Withdrawals in Excess of 6%").

•	No additional purchase payments are permitted once the immediate withdrawal benefit is invoked.

•	The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in one Contract Year cannot be carried over to the following Contract Year.

•
Nationwide may discontinue offering the immediate withdrawal benefit.  If the benefit is discontinued, Contract Owners who have elected the CPP Lifetime Income Option will be permitted to invoke the benefit (subject to the conditions herein).

Immediate withdrawals are subject to the applicable CDSC provisions of the contract.  If taken prior to age 59½, the withdrawals could incur a penalty tax.  Minimum required distributions could cause annual withdrawals to exceed 6% (see "Impact of an Immediate Withdrawal (within the 6% limit)").

Invoking the Immediate Withdrawal Benefit.

A Contract Owner wishing to take an immediate withdrawal must affirmatively elect to invoke the benefit using a form approved by Nationwide.  Upon receipt of this affirmative election, Nationwide will determine the immediate withdrawal base.  Note:  A surrender request alone will not initiate the immediate withdrawal benefit, but will, instead, be treated as an ordinary surrender under the contract.

In addition, since the Contract Owner may only invoke the benefit during the preservation phase of the option, the CPP program period that is in effect at the time of the election will continue in effect until the program period ends.  In other words, invoking the immediate withdrawal benefit does not have any affect on the current CPP program period.

Options at the End of the CPP Program Period

For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  The CPP program period is chosen by the Contract Owner and generally corresponds to the duration of any GTO option chosen by the Contract Owner.  Upon the CPP program period end, the Contract Owner will have two options:

•	reallocate the Contract Value among the limited available investment options; or

•	let the CPP Lifetime Income Option terminate.

Nationwide will communicate the ensuing CPP program period end to the Contract Owner approximately 60 days before the end of the period and this notice will include a list of the limited investment options available.  The Contract Owner must reallocate the Contract Value, including amounts allocated to the GTO, among the limited investment options available in order to continue receiving immediate withdrawals under the benefit.  If Nationwide does not receive the Contract Owner's instructions prior to the end of the program period, Nationwide will assume that the Contract Owner intends to terminate the CPP Lifetime Income Option.  Note:  If the option is terminated, the Contract Owner will lose the value of the remaining immediate withdrawal base, i.e., lose any remaining payments (see "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals").

Determining the Immediate Withdrawal Base

The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the benefit.  The immediate withdrawal base will be equal to the CPP guarantee amount (as determined on the day the benefit is invoked).  The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% each year (i.e., the total amount of withdrawals in one year may not exceed 6% of the immediate withdrawal base).

For example, if the Contract Owner's initial investment at the beginning of the CPP program period was $100,000, assuming no surrenders are made during the CPP program period, the CPP guarantee amount at the end of the CPP program period will be $100,000.  If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base becomes the CPP guarantee amount (i.e., $100,000).  The Contract Value will not be credited with any CPP guarantee amount at the end of the program period.

Taking an Immediate Withdrawal.

After the affirmative election to invoke the benefit has been made and received in good order by Nationwide, in order to take an immediate withdrawal, the Contract Owner must submit a surrender request to Nationwide.  Nationwide will

31

process the request based upon the election of the withdrawal benefit.  Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO when an immediate withdrawal is requested.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request.  Immediate withdrawals cannot be taken exclusively from the GTO. Amounts surrendered from the GTO could incur a market value adjustment.  Market value adjustments are applied to the Contract Value and not the amount of the withdrawal request.  Contract Owners can request that Accumulation Units not be surrendered from the GTO in order to avoid application of a market value adjustment.  Please refer to the GTO prospectus for examples of how market value adjustments are calculated.

Impact of Immediate Withdrawals (within the 6% limit).

The impact of an immediate withdrawal on the contract will depend on the immediate withdrawal base, the remaining immediate withdrawal base, and the amount of the gross surrender request.  Annual gross surrenders include required minimum distributions pursuant to the Internal Revenue Code and any applicable CDSC.

Remaining Immediate Withdrawal Base

The amount available or remaining for withdrawal under the benefit is referred to as the "remaining immediate withdrawal base."  This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw.

For example assume the following:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $6,000

In the above example, the Contract Owner has already taken immediate withdrawals that have reduced the remaining immediate withdrawal base to $56,000.  Contract Value also includes any market value adjustments.  The impact of the gross surrender request is:

Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

Impact of Withdrawals in Excess of 6%.

Withdrawals in excess of 6% will reduce the immediate withdrawal base (based on the formula described below), thereby reducing the amount of future immediate withdrawals available under the benefit.  This reduction could be significant.  Therefore, requesting surrenders in excess of 6% should be carefully considered.

The reduction to the immediate withdrawal base will be the greater of (i) the dollar amount of the surrender in excess of the 6% withdrawal or (ii) a proportionate reduction based on the ratio of the dollar amount of the excess surrender to the Contract Value (already adjusted for any applicable market value adjustment and the amount of the surrender request up to 6%) multiplied by the immediate withdrawal base.  The remaining immediate withdrawal base will also be reduced by this same amount.

For example:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $11,000

The impact of the full surrender request will be calculated in two steps:

1)	The impact of the request up to 6% would be (6% of $100,000 = $6,000):

Permissible 6% Withdrawal = $6,000
Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

and

2)	Because the total request exceeded the allowable 6% by $5,000 ($11,000 - $6,000 = $5,000), the proportionate reduction (described above) is applied as follows:

5,000/25,000*100,000 = $20,000.

Therefore, the full impact of the request on the contract would be:

Immediate Withdrawal Base = $80,000
Contract Value = $20,000
Remaining Immediate Withdrawal Base = $30,000

The Contract Value is reduced by the dollar amount of the excess surrender request ($5,000).

Surrenders in excess of 6% will not be permitted if Contract Value is zero.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges").  Application of a CDSC could result in the gross surrender being greater than 6%.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 6% limit.  If applicable, Contract Owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 6% limit.  A reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if the gross surrender exceeds the 6% limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge").  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 6% limit permitted by this benefit (i.e., 6% of the immediate withdrawal base).  In such case, the reduction

32

described in the "Impact of Withdrawals in Excess of 6%" provision will apply.

Minimum Required Distributions

Withdrawals taken pursuant to minimum required distribution rules under the Internal Revenue Code could also cause gross surrender requests to exceed 6% annually if the rules require a distribution greater than the 6% limit be distributed from the contract.  The reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if distributions result in gross surrenders in excess of 6% annually.

How long will the immediate withdrawals last?

A Contract Owner can continue to take immediate withdrawals as long as there is remaining immediate withdrawal base value.  The number of years will depend on the amount and frequency of the withdrawals taken.  For example, it would take approximately 16 and 2/3 years for a $100,000 remaining immediate withdrawal base to be exhausted if immediate withdrawals did not exceed 6% annually.

Immediate withdrawals that do not exceed 6% annually reduce the remaining immediate withdrawal base by the dollar amount of each immediate withdrawal until the base reaches zero.  Once the remaining immediate withdrawal base reaches zero, the immediate withdrawal benefit is exhausted.

What happens if there is Contract Value but the Remaining Immediate Withdrawal Base is Zero?

If there is Contract Value left after the remaining immediate withdrawal base is exhausted, the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit.  Surrenders can still be taken subject to the CDSC provisions of the contract.  The charge associated with the CPP Lifetime Income option will continue to be assessed until the contract is terminated or annuitized.

What happens if the Contract Value is Zero, but there is Remaining Immediate Withdrawal Base Value?

If Contract Value reaches zero before the remaining immediate withdrawal base is zero, Nationwide will continue to pay the Contract Owner 6% of the immediate withdrawal base each Contract Year until the remaining immediate withdrawal base is zero.  Additionally, if the Contract Owner has invoked the benefit but has not requested regular or systematic withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the current immediate withdrawal base until the remaining immediate withdrawal base is zero.  Once the remaining immediate withdrawal base reaches zero, the contract will automatically terminate.

Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals

The CPP Lifetime Income Option can be terminated at the end of a CPP program period.  Note: Termination of the option will cause the Contract Owner to lose any remaining immediate withdrawal base value, i.e., lose any remaining payments.

The option will automatically terminate if, at the end of the CPP program period during which the immediate withdrawal benefit is invoked, the Contract Owner does not instruct Nationwide how to reallocate the Contract Value (see "Options at the End of the CPP Program Period").  Such automatic termination of the option will result in the Contract Owner losing any remaining immediate withdrawal base value.

If terminated, the contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and any Contract Value previously allocated to the GTO will be allocated to the money market Sub-Account.  Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option will be removed.

Some contract events will trigger an automatic termination of the CPP Lifetime Income option, including:

•	A full surrender of the Contract Value;

•	A full surrender of the death benefit proceeds; or

•	An election to annuitize the contract (see "Annuitization and the CPP Lifetime Income Option" in the "Capital Preservation Plus Lifetime Income Option" provision).

Automatic termination of the option will result in the Contract Owner losing any remaining immediate withdrawal base value.

Succession of Rights and the Immediate Withdrawal Benefit

Any remaining immediate withdrawal base value is guaranteed for as long as the CPP Lifetime Income Option is in force.  If by the terms of the contract, the death of the Contract Owner results in the contract being continued, i.e. does not result in payment of the death benefit proceeds, the CPP Lifetime Income Option will continue in force with the immediate withdrawal benefit invoked.  The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner's death, i.e., the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is zero.  If death of the Contract Owner occurs during the CPP program period, the new Contract Owner will be required to reallocate the Contract Value no sooner than the expiration of the corresponding GTO, in order to continue to receive the withdrawals and retain the benefit.

If the death of the Contract Owner results in the CPP Lifetime Income Option being terminated, the termination will result in the loss of any remaining immediate withdrawal base value.

Taxation of Surrenders under the CPP Lifetime Income Option

Although the tax treatment is not clear, when the Contract Owner takes a surrender from the contract before the Annuitization Date, Nationwide will treat the following amount of the surrender as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the surrender; or (b) the guaranteed benefit amount immediately

33

before the surrender; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the surrender.  A subsequent surrender under such circumstances could result in a loss that may be deductible (see "Taxation of Lifetime Income Surrenders under the CPPLI Option" in "Appendix C: Contract Types and Tax Information").  Please consult a qualified tax advisor.

Lifetime Income Options – Generally

The 10%, 7%, and 5% Lifetime Income Options are designed exclusively as withdrawal benefits.  Nationwide determines a benefit base that it uses to calculate how much the Contract Owner can withdraw each year.  Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee growth of the contract value that the Current Income Benefit Base on the 10 th   L.Inc anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of either 10%, 7% or 5% annually of the benefit base for each of those 10 years.

Although the tax treatment for withdrawals under withdrawal benefits, such as the 10%, 7% or 5% Lifetime Income Option, is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal ; or (b) the guaranteed benefit amount immediately before the withdrawal ; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal .  A subsequent withdrawal under such circumstances could result in a loss that may be deductible (see "Taxation of Lifetime Income Surrenders under the CPPLI Option or a Lifetime Income Option" in " Appendix C: Contract Types and Tax Information " ).  Please consult a qualified tax advisor.

10% Lifetime Income Option

The 10% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application.  For Contracts issued in the state of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application.  For most contracts, the determining life is that of the primary Contract Owner.  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the primary Annuitant, and all references in this option to "Contract Owner" shall mean primary Annuitant.  If in addition to the Annuitant, a co-Annuitant or joint Annuitant has been elected, the determining life will be that of the younger Annuitant.  The determining life may not be changed.

The 10% Lifetime Income Option is available under the contract at the time of application.  The 10% Lifetime Income Option may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the No CDSC Option.  The 10% Lifetime Income Option is not available on beneficially owned contracts - those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base.  For contracts issued on or after January 24, 2011, the current charge for the 10% Lifetime Income Option is 1.20% of the Current Income Base.  For contracts issued before January 24, 2011, the current charge for the 10% Lifetime Income Option is 1.00% of the Current Income Benefit Base.   The charge associated with the 10% Lifetime Income Option will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein.  The charge will be assessed on each contract anniversary (the "10% L.Inc Anniversary") and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.  Amounts redeemed as the 10% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 10% Lifetime Income Option requires that the Contract Owner, from that point forward (until annuitization), allocate the entire Contract Value to a limited set of investment options currently available in the contract.  For the list of investment options available under this benefit, please see "Income Benefit Investment Options" later in this prospectus.  Allocation to a GTO and/or the Fixed Account is not permitted.

The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the "Transfers Prior to Annuitization" provision.  Once this option is elected, contract loans are unavailable.

Subsequent Purchase Payments

Where permitted by state law, subsequent purchase payments are permitted under the 10% Lifetime Income Option as long as the Contract Value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received.

34

Determination of the Income Benefit Base Prior to the First Withdrawal

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Each time the benefit base is recalculated, as described below, the resulting benefit base becomes the Current Income Benefit Base. Provided no withdrawals are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest Contract Value on any 10% L.Inc Anniversary plus purchase payments submitted and credits applied after that 10% L.Inc Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each 10% L.Inc Anniversary up to and including the 10th 10% L.Inc Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 10% L.Inc Anniversary, increased by a simple interest rate of 10% through the 10th 10% L.Inc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 10% L.Inc Anniversary.

When a purchase payment is made on a date other than a 10% L.Inc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 10% L.Inc Anniversary.

However, if at any time prior to the first surrender the Contract Value equals zero, no further Income Benefit Base calculations will be made.  The Current Income Benefit Base will be set equal to the Income Benefit Base calculated on the most recent 10% L.Inc anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Withdrawals

At any time after the 10% Lifetime Income Option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract.  The first withdrawal under the contract constitutes the first lifetime income withdrawal , even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will withdraw Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request.  As with any withdrawal , lifetime income withdrawals reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first withdrawal , the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals , elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime withdrawal percentage is determined based on the age of the Contract Owner as indicated in the following tables.  State specific lifetime withdrawal percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting Nationwide’s service center.

Contract Owner's Age (at time of first surrender) 1	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5.25%
81 and older	6.25%

1 The Contract Owner's age at the time of first surrender is different for contracts issued in the State of New York.  See "Appendix D: State Variations" for additional information.

A Contract Owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.

Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Contract Owners subject to minimum required distribution rules may not be able to take advantage of the lifetime withdrawal percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements.  Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of lifetime withdrawal percentages at the higher age bands.  Consult a qualified tax advisor for more information.

At the time of the first withdrawal and on each 10% L.Inc Anniversary thereafter, the lifetime income percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be withdrawn from the contract before the next 10% L.Inc Anniversary without reducing the Current Income Benefit Base.  The ability to withdraw the current benefit amount will continue until the earlier of the Contract Owner's death or annuitization.

Although withdrawals up to the benefit amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit, and are subject to the CDSC provisions of the contract.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit

The Contract Owner is permitted to withdraw Contract Value in excess of that year's benefit amount provided that the Contract Value is greater than zero.   Withdrawals in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess withdrawals , the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the withdrawal in excess of the benefit amount; or

35

(2)	the ratio of the dollar amount of the excess withdrawal to the Contract Value (which has been reduced by the amount of the benefit amount withdrawn ), multiplied by the Current Income Benefit Base.

In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the Contract Owner must:

(1)	be at least 70 ½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to Nationwide's home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any surrender in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the Contract Value falls to zero, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the benefit amount.  Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities

Nationwide offers an automatic reset of the income benefit base.  If, on any 10% L.Inc Anniversary, the Contract Value exceeds the existing Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value.  This higher amount will be the new Current Income Benefit Base.  This automatic reset will continue until either the current price or the list of permitted investment options changes.

In the event the current price or the list of permitted investment options changes, the reset opportunities still exist, but are no longer automatic.  An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide.  On or about each 10% L.Inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination.  Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Lifetime Income Option; and instructions on how to communicate an election to reset the benefit base.

If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus.  If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the 10% L.Inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base.  If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Lifetime Income Option will not change (as applicable to that particular contract).

Contract Owners may cancel the automatic reset feature of the 10% Lifetime Income Option by notifying Nationwide as to such election.  Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.

Settlement Options

If, after beginning the lifetime income surrenders, a Contract Owner's Contract Value falls to zero and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with one or more settlement options (in addition to the option of continuing to take or receive annual benefit payments).  Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:

(1)	The Contract Owner can continue to take annual withdrawals of no more than the annual benefit amount until the death of the Contract Owner;

(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or

(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.

The options listed above each result in a different amount ultimately received under the 10% Lifetime Income Benefit Option.  The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population.  Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount.  Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment.  Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best for you based on your individual financial situation and needs.

36

The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election.  Once the Contract Owner makes an election, the election is irrevocable.  If the Contract Owner does not make an election within 60 days of the date of the notification letter, Nationwide will assume that the Contract Owner intends to continue to take surrenders of the annual benefit amount.

Age Based Lump Sum Settlement Option.  Under the Age Based Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated annual benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner's Age (as of the date the Age Based Lump Sum Option is elected)	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the Spousal Continuation Benefit, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger Contract Owner minus three years to determine the Annual Benefit Multiplier.  If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option.  Under the Underwritten Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the 10% Spousal Continuation Benefit is elected) .  Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to Nationwide's home office within 30 days.  Upon completion of underwriting by Nationwide, the lump sum settlement amount is issued to the Contract Owner.  If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.  Such information must be submitted by the Contract Owner to Nationwide on a Nationwide form that is attested to by a certified physician chosen by the Contract Owner.

Annuitization

If the Contract Owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the "Death Benefits" provision.  If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the "Required Distributions" section of "Appendix C: Contract Types and Tax Information."

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the Lifetime Income Option for the remainder of his or her lifetime.  The Contract Value will reflect the death benefit and Spousal Protection Feature.

7% Lifetime Income Option

The 7% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application.  For most contracts, the determining life is that of the primary Contract Owner.  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the primary Annuitant, and all references in this option to "Contract Owner" shall mean primary Annuitant.  If in addition to the Annuitant, a co-Annuitant or joint Annuitant has been elected, the determining life will be that of the younger Annuitant.  The determining life may not be changed.

The 7% Lifetime Income Option is available under the contract at the time of application.  Effective January 24, 2011, the 7% Lifetime Income Option is only available for contracts issued in the state of New York.  The 7% Lifetime Income Option may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the No CDSC Option.  The 7% Lifetime Income Option is not available on beneficially owned contracts - those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  The current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base.  The charge associated with the 7% Lifetime Income Option will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein.  The charge will be assessed on each contract anniversary (the "7% L.Inc Anniversary") and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.  Amounts redeemed as the 7% Lifetime Income Option charge will not

37

negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 7% Lifetime Income Option requires that the Contract Owner, from that point forward (until annuitization), allocate the entire Contract Value to a limited set of investment options currently available in the contract.  For the list of investment options available under this benefit, please see "Income Benefit Investment Options" . Allocation to a GTO and/or the Fixed Account is not permitted.

The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the "Transfers Prior to Annuitization" provision.  Once this option is elected, contract loans are unavailable.

Subsequent Purchase Payments

Where permitted by state law, subsequent purchase payments are permitted under the 7% Lifetime Income Option as long as the Contract Value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received.

Determination of the Income Benefit Base Prior to the First Withdrawal

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Each time the benefit base is recalculated, as described below, the resulting benefit base becomes the Current Income Benefit Base. Provided no withdrawals are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest Contract Value on any 7% L.Inc Anniversary plus purchase payments submitted and credits applied after that 7% L.Inc Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each  7% L.Inc Anniversary up to and including the 10th 7% L.Inc Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 7% L.Inc Anniversary, increased by a simple interest rate of 7% through the 10th 7% L.Inc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 7% L.Inc Anniversary.

When a purchase payment is made on a date other than a 7% L.Inc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 7% L.Inc Anniversary.

However, if at any time prior to the first surrender the Contract Value equals zero, no further Income Benefit Base calculations will be made.  The Current Income Benefit Base will be set equal to the Income Benefit Base calculated on the most recent 7% L.Inc anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Withdrawals

At any time after the 7% Lifetime Income Option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract.  The first withdrawal under the contract constitutes the first lifetime income withdrawal , even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will withdraw Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request.  As with any withdrawal , lifetime income withdrawals reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first withdrawal , the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals , elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime withdrawal percentage is determined based on the age of the Contract Owner as indicated in the following tables.  State specific lifetime withdrawal percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting Nationwide’s service center.

For contracts issued on or after January 24, 2011:

Contract Owner’s Age (at time of first surrender)	Lifetime Withdrawal Percentage
50 up to 59½	3%
59½ through 64	4%
65 through 80	5.25%
81 and older	6.25%

For contracts issued on or after May 1, 2010 or the date of state approval (whichever is later) and before January 24, 2011:

Contract Owner’s Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5.25%
81 and older	6.25%

38

For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later), but before May 1, 2010 or the date of state approval of the table above (whichever is later):

Contract Owner's Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

For contracts issued before May 1, 2009, or the date of state approval of the table above (whichever is later):

Contract Owner's Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

A Contract Owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a surrender from the contract prior to age 81.

Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Contract Owners subject to minimum required distribution rules may not be able to take advantage of the lifetime withdrawal percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements.  Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of lifetime withdrawal percentages at the higher age bands.  Consult a qualified tax advisor for more information.

At the time of the first withdrawal and on each 7% L.Inc Anniversary thereafter, the lifetime income percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be withdrawn from the contract before the next 7% L.Inc Anniversary without reducing the Current Income Benefit Base.  The ability to withdraw the current benefit amount will continue until the earlier of the Contract Owner's death or annuitization.

Although withdrawals up to the benefit amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit, and are subject to the CDSC provisions of the contract.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit

The Contract Owner is permitted to withdraw Contract Value in excess of that year's benefit amount provided that the Contract Value is greater than zero.   Withdrawals in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess withdrawals , the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the withdrawal in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess withdrawal to the Contract Value (which has been reduced by the amount of the benefit amount withdrawn ), multiplied by the Current Income Benefit Base.

In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the Contract Owner must:

(1)	be at least 70 ½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to Nationwide's home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the Contract Value falls to zero, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the benefit amount.  Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities

Nationwide offers an automatic reset of the income benefit base.  If, on any 7% L.Inc Anniversary, the Contract Value exceeds the existing Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value.  This higher amount will be the new Current Income Benefit Base.  This automatic reset will continue until either the current price or the list of permitted investment options changes.

In the event the current price or the list of permitted investment options changes, the reset opportunities still exist,

39

but are no longer automatic.  An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide.  On or about each 7% L.Inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination.  Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Lifetime Income Option; and instructions on how to communicate an election to reset the benefit base.

If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus.  If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the 7% L.Inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base.  If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Lifetime Income Option will not change (as applicable to that particular contract).

Contract Owners may cancel the automatic reset feature of the 7% Lifetime Income Option by notifying Nationwide as to such election.  Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.

Settlement Options

If, after beginning the lifetime income surrenders, a Contract Owner's Contract Value falls to zero and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with one or more settlement options (in addition to the option of continuing to take or receive annual benefit payments).  Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:

(1)	The Contract Owner can continue to take annual withdrawals of no more than the annual benefit amount until the death of the Contract Owner;

(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or

(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.

The options listed above each result in a different amount ultimately received under the 7% Lifetime Income Benefit Option.  The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population.  Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount.  Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment.  Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best for you based on your individual financial situation and needs.

The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election.  Once the Contract Owner makes an election, the election is irrevocable.  If the Contract Owner does not make an election within 60 days of the date of the notification letter, Nationwide will assume that the Contract Owner intends to continue to take surrenders of the annual benefit amount.

Age Based Lump Sum Settlement Option.  Under the Age Based Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated annual benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner's Age (as of the date the Age Based Lump Sum Option is elected)	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the Spousal Continuation Benefit, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger Contract Owner minus three years to determine the Annual Benefit Multiplier.  If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option.  Under the Underwritten Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the 7% Spousal Continuation Benefit is elected).   Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to Nationwide's home office within 30 days.  Upon completion of underwriting by Nationwide, the lump sum settlement amount is issued to the Contract Owner.  If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.  Such information must be submitted by the Contract Owner to Nationwide on a Nationwide form that is attested to by a certified physician chosen by the Contract Owner.

40

Annuitization

If the Contract Owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the "Death Benefits" provision.  If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the "Required Distributions" section of "Appendix C: Contract Types and Tax Information."

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the Lifetime Income Option for the remainder of his or her lifetime.  The Contract Value will reflect the death benefit and Spousal Protection Feature.

5% Lifetime Income Option

The 5% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  The person's life upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time the 5% Lifetime Income Option is elected.  For most contracts, the determining life is that of the primary Contract Owner.  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the primary Annuitant, and all references in this option to "Contract Owner" shall mean primary Annuitant.  The determining life may not be changed.

Effective January 24, 2011 the 5% Lifetime Income Option is no longer available for election.  This could not have been elected if a loan was outstanding on the contract or if any of the following optional benefits were elected: C Schedule Option, Capital Preservation Plus Option, Capital Preservation Plus Lifetime Income Option or either of the extra value options.  Once this option is elected, the Contract Owner may not participate in any of the dollar cost averaging programs otherwise available under the contract.  The 5% Lifetime Income Option is not available on beneficially owned contracts - those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  Currently, the charge associated with this option is 0.85% of the Current Income Benefit Base.  (Once the 5% Lifetime Income Option is elected, the charge percentage will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein.)  The charge will be assessed on each anniversary of the date the 5% Lifetime Income Option was added to the contract (the "5% L.Inc Anniversary ") and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.  Amounts redeemed as the 5% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 5% Lifetime Income Option requires that the Contract Owner, from that point forward (until annuitization), allocate the entire Contract Value to a limited set of investment options currently available in the contract.  For the list of investment options available under this benefit, see "Income Benefit Investment Options".  Allocation to a GTO and/or the Fixed Account is not permitted.

The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the "Transfers Prior to Annuitization" provision.  Once this option is elected, contract loans are unavailable.

Subsequent Purchase Payments

Where permitted by state law, subsequent purchase payments are permitted under the 5% Lifetime Income Option as long as the Contract Value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in a calendar year .  If Nationwide exercises this right to refuse a purchase payment, the entire payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received.

Determination of the Income Benefit Base Prior to the First Withdrawal

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Each time the benefit base is recalculated, as described below, the resulting benefit base becomes the Current Income Benefit Base. Provided no surrenders are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest Contract Value on any 5% L.Inc Anniversary plus purchase payments submitted after that 5% L.Inc Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base plus 5% of the Original Income Benefit Base for each 5% L.Inc Anniversary up to and including the 10th 5% L.Inc Anniversary; plus

(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 5% L.Inc Anniversary, increased

41

by a simple interest rate of 5% through the 10th 5% L.Inc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 5% L.Inc Anniversary.

When a purchase payment is made on a date other than a 5% L.Inc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 5% L.Inc Anniversary.

However, if at any time prior to the first surrender, the Contract Value equals zero, no further Income Benefit Base calculations will be made.  The Current Income Benefit Base will be set equal to the Income Benefit Base calculated on the most recent 5% L.Inc anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Withdrawals

At any time after the 5% Lifetime Income Option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a surrender from the contract.  Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first surrender, the income benefit base is locked in and will not change unless the Contract Owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the income benefit base.

Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables:

For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):

Contract Owner's Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

For contracts issued before May 1, 2009, or the date of state approval (whichever is later):

Contract Owner's Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.

Note:   The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Contract Owners subject to minimum required distribution rules may not be able to take advantage of the lifetime withdrawal percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements.  Contract Owners who elect not to take minimum required distributions from the contract i.e. , they take minimum required distributions from other sources, may not be able to take advantage of lifetime withdrawal percentages at the high age bands. Consult a qualified tax advisor for more information.

At the time of the first withdrawal and on each 5% L.Inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the income benefit base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be withdrawn from the contract before the next 5% L.Inc Anniversary without reducing the income benefit base.  The ability to withdraw the current benefit amount will continue until the earlier of the Contract Owner's death or annuitization.

Although withdrawals up to the benefit amount do not reduce the lifetime benefit base, they do reduce the Contract Value and the death benefit, and are subject to the CDSC provisions of the contract.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges").  Application of a CDSC could result in the gross withdrawal being greater than the Lifetime Withdrawal Percentage limit.  For example, the amount of the withdrawal request plus the applicable CDSC could exceed the Lifetime Withdrawal Percentage limit.  If applicable, Contract Owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the withdrawal is the amount used to determine whether the withdrawal exceeds the Lifetime Withdrawal Percentage limit.  A reduction to the income benefit base will be applied as described in the "Impact of Withdrawals in Excess of the 5% Lifetime Withdrawal Percentage Limit" provision if the gross surrender exceeds the 5% Lifetime Income percentage limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge").  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual withdrawals greater than the Lifetime Withdrawal Percentage limit permitted by this benefit.  In such case, the reduction described in the "Impact of Withdrawals in Excess of the 5% Lifetime Withdrawal Percentage Limit" provision will apply.

Impact of Withdrawals in Excess of the 5% Lifetime Withdrawal Percentage Limit

The Contract Owner is permitted to withdraw Contract Value in excess of that year's benefit amount provided that the

42

Contract Value is greater than zero.   Withdrawals in excess of the benefit amount will reduce the income benefit base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess withdrawals , the income benefit base will be reduced by the greater of:

(1)	the dollar amount of the withdrawal in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess withdrawal to the Contract Value (which has been reduced by the amount of the benefit amount withdrawn ), multiplied by the income benefit base.

In situations where the Contract Value exceeds the Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the income benefit base.  In situations where the Contract Value is less than the Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the income benefit base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the Contract Owner must:

(1)	be at least 70½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to Nationwide's home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any surrender in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the Contract Value falls to zero, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the benefit amount.

Reset Opportunities

On each 5% L.Inc Anniversary after the first surrender from the contract, if the Contract Value exceeds the income benefit base, the Contract Owner will have the opportunity to instruct Nationwide to reset the income benefit base to equal the current Contract Value.  Nationwide will provide the Contract Owner with the Contract Value and income benefit base information, and will provide instructions on how to communicate an election to reset the benefit base.  If the Contract Owner elects to reset the income benefit base, it will be at the then current terms and conditions of the option.  If Nationwide does not receive a Contract Owner's election to reset the income benefit base within 60 days after the 5% L.Inc Anniversary , Nationwide will assume that the Contract Owner does not wish to reset the income benefit base.

Annuitization

If the Contract Owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the "Death Benefits" provision.  If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the "Required Distributions" section of "Appendix C: Contract Types and Tax Information."

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the 5% Lifetime Income Option for the remainder of his or her lifetime.  The Contract Value will reflect the death benefit and Spousal Protection Feature.

Taxation of Surrenders under the 5% Lifetime Income Option

While the tax treatment for surrenders for benefits such as the 5% Lifetime Income Option are not clear under federal tax law, Nationwide currently treats these surrenders as taxable to the extent that the cash value of the contract exceeds the Contract Owner's investment at the time of the surrender.  Please consult a qualified tax advisor.

Spousal Continuation Benefit

At the time the 10% or 7% Lifetime Income Option is elected, the Contract Owner may elect the corresponding 10% or 7% Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts).  The charge for the 10% Spousal Continuation Benefit will not exceed 0.30% of the Current Income Benefit Base.  Currently, the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.  The 10% Spousal Continuation Benefit is not available for contracts issued in the State of New York.  The charge for the 7% Spousal Continuation Benefit (which, as of January 24, 2011 is only available for contracts issued in the State of New York) is 0.15% of the Current Income Benefit Base.  The 5% Lifetime Income Option, which is no longer available for election, also had a corresponding Spousal Continuation Benefit.  The charge for the 5% Spousal Continuation Benefit (which, as of January 24, 2011 is no longer available for election) is 0.15% of the Current Income Benefit Base.

43

The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1)
For contracts issued before January 24, 2011 that elected the 7% Spousal Continuation Benefit, and for all contracts that elect the 5% or 10% Spousal Continuation Benefit, both spouses must be between 45 and 85 years old at the time of application.  For contracts that elect the 7% Spousal Continuation Benefit on or after January 24, 2011, both spouses must be between 50 and 85 years old at the time of application.

(2)
For contracts issued before January 24, 2011 that elected the 7% Spousal Continuation Benefit, and for all contracts that elect the 5% or 10% Spousal Continuation Benefit, both spouses must be age 45 to begin withdrawals.  For contracts that elect the 7% Spousal Continuation Benefit on or after January 24, 2011, both spouses must be age 50 before either spouse is eligible to begin withdrawals.  However, the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met.  Please refer to "Federal Tax Considerations" within this prospectus for additional information.

(3)	Once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.

(4)	The lifetime income percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.

(5)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner.

(6)	Both spouses must be named as beneficiaries. For contracts with non-natural owners, both spouses must be named as co-Annuitants.

(7)	No person other than the spouse may be named as Contract Owner, Annuitant or beneficiary.

(8)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).

Note: The Spousal Continuation Benefit is distinct from the Spousal Protection Feature associated with the death benefits.  The Spousal Continuation Benefit allows a surviving spouse to continue receiving the lifetime income payments associated with the 10%, 7% or 5% Lifetime Income Option.  In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.

Marriage Termination

If, prior to taking any surrenders from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge upon the Contract Owner's written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any surrender from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Spousal Continuation Benefit from the contract.

Risks Associated with Electing the Spousal Continuation Option

There are situations where a Contract Owner who elects the Spousal Continuation Option will pay for the Spousal Protection Option, but not receive the benefits associated with the option.  These situations vary depending on whether or not the Contract Owner has begun taking withdrawals from the contract.

If no withdrawals have been taken from the contract, a Contract Owner who elected the Spousal Continuation Benefit will continue to pay for, but not receive the benefit associated with, the option if any of the following occur:

(1)	The Contract Owner elects to annuitize the contract; or

(2)	The spouse dies before the Contract Owner.

If withdrawals have been taken from the contract, a Contract Owner who elected the Spousal Continuation Benefit will continue to pay for, but not receive the benefit associated with, the option if any of the following occur:

(1)	The Contract Owner elects to annuitize the contract;

(2)	The spouse dies before the Contract Owner; or

(3)	The marriage terminates due to divorce, dissolution, or annulment.

Income Benefit Investment Options

Static Asset Allocation Models

A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund.  Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model.  In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts.  There is no additional charge associated with investing in a Static Asset Allocation Model.

44

Each of the Static Asset Allocation Models is just that: static.  The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions.  However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.

Only one Static Asset Allocation Model may be elected at any given time.  Additionally, the entire Contract Value must be allocated to the elected model.

With respect to transferring into and out of a Static Asset Allocation Model, the models are treated like an underlying mutual fund and are subject to the "Transfers Prior to Annuitization" provision.  You may request to transfer from one model to another, or transfer from a model to a permitted underlying mutual fund.  Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.

For additional information about the underlying mutual funds that comprise each Static Asset Allocation Model, see "Appendix A: Underlying Mutual Funds."

45

Income Benefit Investment Options1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7%, and 10% L.Inc
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Bond	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Energy
Ivy Funds Variable Insurance Portfolios, Inc. – Global Bond
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources
Ivy Funds Variable Insurance Portfolios, Inc. - Growth	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - High Income
Ivy Funds Variable Insurance Portfolos, Inc. – International Core Equity
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth
Ivy Funds Variable Insurance Portfolios, Inc. – Limited-Term Bond
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive	X	X	X	X 2
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative	X	X	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate	X	X	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive	X	X	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative	X	X	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value
Ivy Funds Variable Insurance Portfolios, Inc. - Value	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	X	X	X	X

46

Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7%, and 10% L.Inc
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X 4
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X	X
Static Asset Allocation Models
Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund)5	X	X	X	X 3
Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund)	X	X	X	X 3

1 This table provides a comprehensive list of all variable investment options that are available in connection with the respective optional benefit , as indicated with an "X."  Some of the indicated variable investment options may not be available to a particular Contract Owner due to the date the contract was issued (see "Appendix A: Underlying Mutual Funds").

2 This investment option is not available for contracts issued on or after March 2, 2009 that have elected a Lifetime Income Option.   Contract Owners with assets allocated to this investment option as of March 2, 2009 may remain so allocated and may apply additional purchase payments to this investment option.  Transfers into this investment option from another investment option are not permitted.  If the Contract Owner, at any time, transfers all the contract's assets out of this investment option, the investment option is no longer available to that Contract Owner.  Any Asset Rebalancing program in effect on March 2, 2009, that includes this investment option will continue to rebalance; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is rebalanced into this investment option.  Any Dollar Cost Averaging for Living Benefits program in effect on March 2, 2009 will continue uninterrupted; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is transferred into this investment option.

3 This investment option is not available for contracts issued on or after May 1, 2009 that have elected a Lifetime Income Option.   Contract Owners with assets allocated to this investment option as of May 1, 2009 may remain so allocated and may apply additional purchase payments to this investment option.  Transfers into this investment option from another investment option are not permitted.  If the Contract Owner, at any time, transfers all the contract's assets out of this investment option, the investment option is no longer available to that Contract Owner.  Any Asset Rebalancing program in effect on May 1, 2009, that includes this investment option will continue to rebalance; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is rebalanced into this investment option.  Any Dollar Cost Averaging for Living Benefits program in effect on May 1, 2009 will continue uninterrupted; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is transferred into this investment option.

4 This investment option is not available for contracts issued on or after May 1, 2011 that have elected a Lifetime Income Option.   Contract Owners with assets allocated to this investment option as of May 1, 2011 may remain so allocated and may apply additional purchase payments to this investment option.  Transfers into this investment option from another investment option are not permitted.  If the Contract Owner, at any time, transfers all the contract's assets out of this investment option, the investment option is no longer available to that Contract Owner.  Any Asset Rebalancing program in effect on May 1, 2011, that includes this investment option will continue to rebalance; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is rebalanced into this investment option.  Any Dollar Cost Averaging for Living Benefits program in effect on May 1, 2011 will continue uninterrupted; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is transferred into this investment option.

47

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.75% for the first 8 Contract Years.  At the end of that period, the contract will be re-rated, and the 0.50% charge associated with the 3% Extra Value Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.25%.  Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.75% will have a lower unit value than Sub-Account X with charges of 1.25% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Ownership and Interests in the Contract

Contract Owner

Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.  If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.

Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in Contract Ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner

Joint owners each own an undivided interest in the contract.

Non-Qualified Contract Owners can name a joint owner at any time before annuitization.  However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.

Contingent Owner

The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date, and there is no surviving joint owner.

If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The Contract Owner may name a contingent owner at any time before the Annuitization Date.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.

Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.

The Contract Owner may not name a new Annuitant without Nationwide's consent.

Contingent Annuitant

If the Annuitant dies before the Annuitization Date, the contingent Annuitant becomes the Annuitant.  The contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent Annuitant of greater age.

If a contingent Annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent Annuitant.

48

Co-Annuitant

A co-Annuitant, if named, must be the Annuitant's spouse.  The co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option (if elected).

If either co-Annuitant dies before the Annuitization Date, the surviving co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option (if elected).

Joint Annuitant

The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depend.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a joint Annuitant of greater age.

The Contract Owner may name a joint Annuitant at any time before the Annuitization Date.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when the Annuitant dies.  The Contract Owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:

•	Contract Owner (Non-Qualified Contracts only);

•	joint owner (must be the Contract Owner's spouse);

•	contingent owner;

•	Annuitant (subject to Nationwide's underwriting and approval);

•	contingent Annuitant (subject to Nationwide's underwriting and approval);

•	co-Annuitant (must be the Annuitant's spouse);

•	joint Annuitant (subject to Nationwide's underwriting and approval);

•	beneficiary; or

•	contingent beneficiary.

The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the Annuitization Date.  No change will be effective unless and until it is received and recorded at Nationwide's home office.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.  The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner.  Nationwide may require a signature guarantee.

If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent Annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract").

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment*	Minimum Subsequent Payments**
Charitable Remainder Trust	$10,000	$1,000
IRA	$1,000	$1,000
Investment-Only	$1,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$1,000	$1,000
SEP IRA	$1,000	$1,000
Simple IRA	$1,000	$1,000
Tax Sheltered Annuity***	$1,000	$1,000

*A Contract Owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year.

**For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.

***Only available for contracts issued prior to September 25, 2007 and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum and subsequent purchase payment amounts and subsequent purchase payments may not be permitted in all states.   If the Contract Owner elects an Extra Value Option , amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant or co-Annuitant. If upon notification of death of the Contract

49

Owner(s), the Annuitant or co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Purchase Payment Credits

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member within the 12 months before the purchase of this contract.  Immediate family members include spouses, children, or other family members living within the Contract Owner's household.  In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members.

Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

The formula used to determine the amount of the PPC is as follows:

(Cumulative Purchase Payments x PPC%)
–	PPCs Paid to Date
=	PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract (s) eligible to receive a PPC , including the current deposit, minus any surrenders.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:

If Cumulative Purchase Payments are . . .	Then the PPC% is . . .
$0 – $499,999	0.0% (no PPC is payable)
$500,000 – $999,999	0.5%
$1,000,000 or more	1.0%

PPCs Paid to Date = the total PPCs that Nationwide has already applied to the contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract.   Her contract is the only one eligible to receive PPCs.  For this deposit she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000.  Cumulative Purchase Payments now equal $550,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) – $0.

On May 1, Ms. Z takes a surrender of $150,000.  Cumulative Purchase Payments now equal $400,000.

On June 1, Ms. Z applies additional purchase payments of $500,000.  Cumulative Purchase Payments now equal $900,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) – $2,750.  At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.

On July 1, Ms. Z applies additional purchase payments of $300,000.  Cumulative Purchase Payments now equal $1,200,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) – $4,500.  At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract.

For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract.  In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period and are not subject to recapture.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to Sub-Accounts will be priced at the available Accumulation Unit value next computed after the payment is received.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide. If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following valuation day.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.

50

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments, surrenders or transfers if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts, the Fixed Account and/or Guaranteed Term Options as instructed by the Contract Owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.

Contract Owners can change future allocations to the Sub-Accounts, Fixed Account or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

(1)	the value of amounts allocated to the Sub-Accounts of the Variable Account; and

(2)	amounts allocated to the Fixed Account; and

(3)	amounts allocated to a Guaranteed Term Option.

If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Sub-Account allocations are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor for any particular Sub-Account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.

(c)
is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner.  The factor is equal to an annualized rate ranging from 1.25% to 2.70% of the Daily Net Assets of the Variable Account, depending on which optional benefits the Contract Owner elects.

Based on the change in the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining Fixed Account Value

Nationwide determines the value of the Fixed Account by:

(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or surrendered;

(2)	adding any interest earned on the amounts allocated to the Fixed Account; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);

51

(2)	adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

(3)	subtracting charges deducted in accordance with the contract.

Transfer Requests

Contract Owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfers Prior to Annuitization

Prior to annuitization, a Contract Owner is permitted 20 "transfer events" each calendar year without restriction.  A "transfer event" is any Valuation Period on which allocations are moved between investment options, regardless of the quantity of reallocations.  For example, if a Contract Owner moves Contract Value between 20 underlying mutual funds in one day, the entire reallocation only counts as one transfer event.

If, in any calendar year, a Contract Owner exceeds the 20 transfer event limit, the Contract Owner will be required to submit any additional transfer requests via U.S. mail.  Nationwide will reset the transfer limit each January 1st.  The number of transfer events permitted each year is not cumulative; transfer events not used in a given calendar year may not be carried over into subsequent calendar years.

Transfers from the Fixed Account

A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a Guaranteed Term Option only upon reaching the end of a Fixed Account interest rate guarantee period.  Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.  The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.

Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred.  However, Nationwide may limit the amount that can be transferred from the Fixed Account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period.  The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.

Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.  If there is Contract Value allocated to the Fixed Account at the time the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option is elected, the Fixed Account interest rate guarantee period will end and that Contract Value may be transferred according to the terms of the option elected.

Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Transfers from a Guaranteed Term Option

A Contract Owner may request to transfer allocations from a Guaranteed Term Option to the Sub-Accounts and/or the Fixed Account at any time.  Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a Guaranteed Term Option at any time.

Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.

After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among

52

Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the Fixed Account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.   Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners.  These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisors via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisors will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be

53

required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Short-Term Trading Fees (i.e. Redemption Fees)

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within a specified number of days after the date of the allocation to the Sub-Account.  Such fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are a part of the underlying mutual fund's assets.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to Nationwide's home office within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 30 days after the contract issue date.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits and/or Extra Value Option credits, and less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits and/or Extra Value Option credits, and less any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.    Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Prior to annuitization and before the Annuitant's death, Contract Owners may generally surrender some or all of their Contract Value.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first 7 Contract Years only, Nationwide will recapture a portion of the amount credited under the Extra Value Option.  No recapture will take place after the 7th Contract Year.

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see "Pricing").

54

Nationwide is required by state law to reserve the right to postpone payment of assets in the Fixed Account and Guaranteed Term Options for a period of up to 6 months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax (see "Federal Income Taxes" in "Appendix C: Contract Types and Tax Information").

Partial Surrenders (Partial Redemptions)

If a Contract Owner requests a partial surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial surrenders are subject to the CDSC provisions of the contract.  If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:

(a)	the amount requested; or

(b)	the Contract Value remaining after the Contract Owner has received the amount requested.

If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.

The CDSC deducted is a percentage of the amount requested by the Contract Owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•
a $50 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any contract anniversary prior to the full surrender);

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any recapture of Extra Value Option credit;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the Fixed Account and any interest credited;

•	amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment; and

•	Purchase Payment Credits (if applicable).

Full surrenders are subject to the CDSC provisions of the contract, where permitted by state law.  The CDSC-free withdrawal privilege does not apply to full surrenders of the contract.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a Contract Year that deplete the entire Contract Value; or

•	any single net surrender of 90% or more of the Contract Value.

Surrender (Redemption) After Annuitization

After the Annuitization Date, surrenders other than regularly scheduled annuity payments are not permitted.

Surrenders Under Certain Plan Types

Surrenders Under a Tax Sheltered Annuity

Contract Owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before Annuitant's death, except as provided below:

(A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

55

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free-look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free-look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to Contract Owners of Tax Sheltered Annuities.  Contract Owners of Tax Sheltered Annuities may take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.

The total of all outstanding loans must not exceed the following limits:

Contract Values	Maximum Outstanding Loan Balance Allowed
Up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)

*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Maximum Loan Processing Fee

Nationwide will charge a loan processing fee at the time each new loan is processed.  The loan processing fee   will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the Sub-Accounts, Fixed Account, and Guaranteed Term Options in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral Fixed Account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.

If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account.  Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.

56

Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.

Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Options is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise and will be subject to any Variable Account charges applicable under the contract.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the Contract Owner takes a full surrender of the contract;

•	the Contract Owner/Annuitant dies;

•	the Contract Owner who is not the Annuitant dies prior to annuitization; or

•	the Contract Owner annuitizes the contract.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide's written consent.  Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

A Non-Qualified Contract Owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of Contract Value s to the Sub-Accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Fixed Account or the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized

57

holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time.   Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts.   With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.   Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account :

Ivy Funds Variable Insurance Portfolios, Inc.
•	Money Market

to any other Sub-Account (s).  Dollar Cost Averaging transfers may not be directed to the Fixed Account or the Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide in writing to stop the transfers.   When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise.  Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Dollar Cost Averaging for Living Benefits

Nationwide may periodically offer Dollar Cost Averaging programs with the Lifetime Income Options referred to as "Dollar Cost Averaging for Living Benefits."  Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.   Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits.   Only those investment options available for the elected Lifetime Income Option are available for use in Dollar Cost Averaging for Living Benefits – transfers may not be directed to the Fixed Account or to any investment option that is unavailable with the respective Lifetime Income Option.  If a Contract Owner elected Custom Portfolio for their Lifetime Income Option, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts.  Please refer to the "Income Benefit Investment Options" section earlier in this prospectus for the investment options available for each Lifetime Income Option.   Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts is permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated.  The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the Lifetime Income Option elected.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either the amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise.  Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.   Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account   for a period of up to 6 months from the date of the transfer request.

Fixed Account Interest Out Dollar Cost Averaging

Nationwide may, periodically, offer a Dollar Cost Averaging pogram that permits the transfer of interest earned on Fixed Account allocations referred to as " Fixed Account Interest Out Dollar Cost Averaging ."   Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account ( s ) .   With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or the Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide to stop the transfers.   Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.

58

Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.  Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through Systematic Withdrawals.  If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege, and a given percentage of the Contract Value that is based on the Contract Owner's age.  This translates into CDSC-free Systematic Withdrawals equal to the greatest of:

(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code;

(3)	for those contracts with a Lifetime Income Option, withdrawals up to the annual benefit amount; or

(4)	a percentage of the Contract Value based on the Contract Owner's age, as shown in the table below:

Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by Nationwide's home office.  For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the CDSC provision.  The total amount of CDSC for that Contract Year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the ten-day free-look period (see "Right to Examine and Cancel").

Death Benefits

Death of Contract Owner

If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner.

If no joint owner is named, the contingent owner becomes the Contract Owner.

If no contingent owner is named, the beneficiary becomes the Contract Owner.

If no beneficiary survives the Contract Owner, the last surviving Contract Owner's estate becomes the Contract Owner.

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in "Appendix C: Contract Types and Tax Information."

Death of Annuitant

If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the contingent Annuitant becomes the Annuitant and no death benefit is payable.  If no contingent Annuitant is named, a death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the Annuitant, the last surviving Contract Owner's estate will receive the death benefit.

If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

59

Death of Contract Owner/Annuitant

If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.

If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the death benefit may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.   If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.   After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies) .

Death Benefit Calculations

An applicant may elect either the standard death benefit or one of the three available death benefit options that are offered under the contract for an additional charge.  If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.

Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide (see "Operation of the Contract").

Standard Death Benefit

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the standard death benefit will be the greater of:

(1)
(a)if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; or

(2)	the total of all purchase payments, less an adjustment for amounts surrendered.

The Contract Value in item (1) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 – F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; or

(2)	the total of all purchase payments, less an adjustment for amounts surrendered.

The Contract Value in item (1) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

60

B =	(1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

Five-Year Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account, an applicant can elect the Five-Year Enhanced Death Benefit Option.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)
(a)if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any 5-year contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that 5-year contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 – F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any 5-year contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that 5-year contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

One-Year Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account, an applicant can elect the One-Year Enhanced Death Benefit Option.

61

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)
(a)if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 – F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

One-Month Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.30% of the Daily Net Assets of the Variable Account, an applicant can elect the One-Month Enhanced Death Benefit Option.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)
(a)if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any monthly contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

62

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 – F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any monthly contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B =	(1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, an applicant can elect the Combination Enhanced Death Benefit Option.  The Combination Enhanced Death Benefit is only available for contracts with Annuitants age 80 or younger at the time of application.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments , less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.

The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last contract anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts surrendered.  The adjustment for amounts surrendered will reduce the accumulated value as of the most recent contract anniversary prior to each partial surrender in the same proportion that the Contract Value was reduced on the date of the partial surrender.  Such total accumulated amount, after the surrender adjustment, shall not exceed 200% of purchase payments adjusted for amounts surrendered.

If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year.  The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender

63

or transfers).  If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.  If the Fixed Account allocation becomes greater than 30% as a result of market performance, interest will continue to accrue at 5% for the interest anniversary value.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 – F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B =	(1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin.  Generally, the Contract Owner designates the Annuity Commencement Date at the time of application.  If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90 for Non-Qualified Contracts and the date the Contract Owner reaches age 70 ½ for all other contract types.

The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.  The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide.

Annuity Commencement Date and Lifetime Income Option

If the Contract Owner elected a Lifetime Income Option, Nationwide will, approximately three months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the Lifetime Income Option.  Deferring the Annuity Commencement Date may have negative tax consequences (see "Required Distributions for IRAs, SEP IRAs, Simple IRAs and Roth IRAs" in "Appendix C: Contract Types and Tax Information," and the "Lifetime Income Option").  Consult a qualified tax advisor.

Annuitizing the Contract

Annuitization Date

Annuity payments will not begin until the Contract Owner affirmatively elects to begin annuity payments.  If the Contract Owner has elected a Lifetime Income Option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the Lifetime Income Option.

The Annuitization Date is the date that annuity payments begin.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.

64

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions" in "Appendix C: Contract Types and Tax Information").

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be moved to the Variable Account prior to the Annuitization Date.  There are no restrictions on Fixed Account transfers made in anticipation of annuitization.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner.

Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments.  Premium taxes are deducted prior to determining fixed annuity payments.  The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

Variable Annuity Payments

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the " Appendix A : Underlying Mutual Funds . "   The Static Asset Allocation Models are not available after annuitization.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

•	the portion of purchase payments allocated to provide variable annuity payments;

•	the Variable Account value on the Annuitization Date;

•	the age and sex of the Annuitant (and joint Annuitant, if any);

•	the annuity payment option elected;

•	the frequency of annuity payments;

•	the Annuitization Date;

•	the assumed investment return (the net investment return required to maintain level variable annuity payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date.  This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.

The number of Annuity Units for each Sub-Account will remain constant, unless the Contract Owner transfers value from one underlying mutual fund to another.  After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.

The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due.  The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments.

Nationwide uses a 3.5% assumed investment return factor.  Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount.  To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

(1)
multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account for the subsequent Valuation Period (see "Determining the Contract Value – Determining Variable Account Value – Valuing an Accumulation Unit"); and then

65

(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

Frequency and Amount of Annuity Payments

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100.  The payment frequency will be changed to an interval that will result in payments of at least $100.

Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Annuity Payment Options

The Annuitant must elect an annuity payment option before the Annuitization Date.  If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.

Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.  See the "Operation of the Contract" section for additional information.

Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000

If, at the Annuitization Date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

•	Single Life;

•	Standard Joint and Survivor; and

•	Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant.

Payments will cease with the last payment before the Annuitant's death.  For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant.  After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant.  As is the case of the Single Life annuity payment option, there is no guaranteed number of payments.  Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer.  The term may be either 10 or 20 years.

If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available.  Any annuity payment option not set forth in this provision must be approved by Nationwide.

Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000

If, at the Annuitization Date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 20 Year Term Certain; or

(2)	a Fixed Life Annuity with a Term Certain to Age 95.

Additionally, Nationwide will limit the amount that may be annuitized on a single life to $5,000,000.  If the total amount to be annuitized is greater than $5,000,000, then, for the purpose of annuitization only, Nationwide will permit additional Annuitants to be named.

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify Nationwide of any address change.

66

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide's eDelivery program.  Nationwide will notify Contract Owners by email when important documents (statements, prospectuses and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to www.waddell.com.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.

A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by calling 1-866-223-0303 or by writing to the address on page 1 of this prospectus.  Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigations matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, the allocation of compensation, revenue sharing and bidding arrangements, market-timing, anticompetitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

A promotional and marketing arrangement associated with the Company's offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board. If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if

67

any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac" McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 10, 2011, the plaintiff filed a Notice of Dismissal. The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. On April 2, 2010, NRS and NLIC filed an answer. On June 4, 2010, the plaintiffs filed a motion for class certification. On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification. On October 17, 2010, Twanna Brown filed a motion to intervene in this case. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown's motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown's motion to stay. On February 28, 2011, the Court entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification. On March 3, 2011, ASEA and PEBCO filed a cross claim against NLIC and NRS seeking indemnification. On March 9, 2011, the Court severed the cross claim. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on Behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et al. The plaintiffs seek to represent a class of all current or former NEA members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated ERISA by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On May 23, 2008, the Court granted the defendants' motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case and entered

68

judgment. The plaintiffs did not file a writ of certiorari with the US Supreme Court. NLIC intends to continue to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On March 2, 2011, the Company filed its brief in the 2nd Circuit Court of Appeals. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company . The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc. The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of "All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of " All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS. The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS. The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($18,586, 380 ), prejudgment interest, loss of investment income from ING due to Nationwide's assessment of the market value adjustment, and an accounting. On March 8,

69

2007 the Company filed a motion to remove this case from state court to federal court in Missouri. On March 20, 2007 the State filed a motion to remand to state court and to stay court order. On April 3, 2007 the case was remanded to state court. On June 25, 2007 the Companies filed an Answer. On October 16, 2009, the plaintiff filed a partial motion for summary judgment. On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies. On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted Nationwide's motion for summary judgment and dismissed the case. On March 8, 2011, the Missouri Court of Appeals reversed the granting of Nationwide's motion for summary judgment and directed the trial court to enter judgment in favor of the State and against Nationwide in the amount of $18,586,380, plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. The Companies intend to defend this case vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

70

To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus.  The SEC maintains an internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-21099
Securities Act of 1933 Registration File No. 333-108894

71

Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Current income with a secondary goal of long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Reasonable return with emphasis on preservation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth and income.

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Income and long term growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Energy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To provide long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	The fund seeks, as a primary objective, a high level of current income. As a secondary objective, the fund seeks capital growth when consistent with its primary objective.

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Mackenzie Financial Corporation
Investment Objective:	Long-term growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth with a secondary objective of current income.

Ivy Funds Variable Insurance Portfolios, Inc. - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	High level of current income and capital when consistent with its primary objective as a secondary objective.

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation and a secondary goal of current income.

72

Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To fund seeks to provide a high level of current income consistent with preservation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Wall Street Associates
Investment Objective:	Long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To provide growth of your investment.

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Maximum current income consistent with stability of principal.

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	The fund seeks maximum growth of capital consistent with a more aggressive level of risk.

Designation: FF

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	The fund seeks a high level of total return consistent with a conservative level of risk.

Designation: FF

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	The fund seeks a high level of total return consistent with a moderate level of risk.

Designation: FF

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	The fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk.

Designation: FF

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.

Designation: FF

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	Total return through a combination of capital appreciation and current income.

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term accumulation of capital.

73

Ivy Funds Variable Insurance Portfolios, Inc. - Value
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.

Designation: FF

74

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.25%) and contracts with all optional benefits available on December 31, 2010 (the maximum Variable Account charge of 2.70%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                                  1-866-221-1100, TDD 1-800-238-3035
writing:                                  Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
online at:                           www.waddell.com

The following funds were added to the Variable Account effective May 1, 2011, therefore, no Condensed Financial Information is available:

Ivy Funds Variable Insurance Portfolios, Inc.
•	Global Bond
•	Limited-Term Bond

No Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.420518	21.914795	7.32%	1,059,829	2010
	16.537037	20.420518	23.48%	1,061,445	2009
	22.567798	16.537037	-26.72%	977,694	2008
	15.858905	22.567798	42.30%	843,662	2007
	13.366016	15.858905	18.65%	601,588	2006
	10.890967	13.366016	22.73%	383,226	2005
	10.000000	10.890967	8.91%	186,889	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.701518	13.532236	15.65%	237,339	2010
	10.465513	11.701518	11.81%	249,576	2009
	13.414774	10.465513	-21.99%	255,284	2008
	11.952090	13.414774	12.24%	251,843	2007
	10.882903	11.952090	9.82%	236,398	2006
	10.494095	10.882903	3.71%	163,214	2005
	10.000000	10.494095	4.94%	118,464	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	11.426322	11.965032	4.71%	861,520	2010
	10.797440	11.426322	5.82%	711,555	2009
	10.900118	10.797440	-0.94%	681,166	2008
	10.446616	10.900118	4.34%	615,320	2007
	10.147852	10.446616	2.94%	289,001	2006
	10.112708	10.147852	0.35%	203,720	2005
	10.000000	10.112708	1.13%	126,690	2004*

75

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.869331	14.170179	19.38%	507,587	2010
	9.691485	11.869331	22.47%	509,112	2009
	15.045770	9.691485	-35.59%	495,615	2008
	13.362733	15.045770	12.60%	413,556	2007
	11.566635	13.362733	15.53%	337,036	2006
	10.744914	11.566635	7.65%	262,836	2005
	10.000000	10.744914	7.45%	148,663	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.622276	13.356067	14.92%	451,363	2010
	9.983950	11.622276	16.41%	465,871	2009
	15.776568	9.983950	-36.72%	481,280	2008
	13.689086	15.776568	15.25%	426,935	2007
	11.958793	13.689086	14.47%	292,737	2006
	10.713684	11.958793	11.62%	174,093	2005
	10.000000	10.713684	7.14%	93,899	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.185117	12.266258	20.43%	236,098	2010
	7.341931	10.185117	38.73%	236,011	2009
	13.806236	7.341931	-46.82%	180,321	2008
	9.241332	13.806236	49.40%	86,557	2007
	10.000000	9.241332	-7.59%	24,395	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	14.055461	16.248419	15.60%	384,748	2010
	8.196967	14.055461	71.47%	418,614	2009
	21.539070	8.196967	-61.94%	388,368	2008
	15.200491	21.539070	41.70%	312,602	2007
	12.265498	15.200491	23.93%	177,128	2006
	10.000000	12.265498	22.65%	47,455	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.061839	12.297895	11.17%	611,135	2010
	8.815214	11.061839	25.49%	613,532	2009
	14.008269	8.815214	-37.07%	670,099	2008
	11.275932	14.008269	21.38%	653,035	2007
	10.870706	11.275932	3.73%	596,445	2006
	9.896601	10.870706	9.84%	495,974	2005
	10.000000	9.896601	-1.03%	316,827	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	13.601033	15.426792	13.42%	465,000	2010
	9.406562	13.601033	44.59%	447,355	2009
	12.184048	9.406562	-22.80%	330,024	2008
	11.880401	12.184048	2.56%	298,405	2007
	10.910449	11.880401	8.89%	222,619	2006
	10.773957	10.910449	1.27%	178,829	2005
	10.000000	10.773957	7.74%	120,878	2004*

76

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	12.706255	14.402926	13.35%	246,970	2010
	10.140258	12.706255	25.31%	235,159	2009
	17.749575	10.140258	-42.87%	233,646	2008
	14.819603	17.749575	19.77%	220,799	2007
	12.403625	14.819603	19.48%	151,351	2006
	10.783674	12.403625	15.02%	101,598	2005
	10.000000	10.783674	7.84%	57,295	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	13.351980	15.043446	12.67%	190,155	2010
	9.871776	13.351980	35.25%	211,292	2009
	17.313982	9.871776	-42.98%	229,881	2008
	15.957859	17.313982	8.50%	219,704	2007
	12.467031	15.957859	28.00%	173,461	2006
	11.356678	12.467031	9.78%	116,011	2005
	10.000000	11.356678	13.57%	50,313	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.336000	14.377091	39.10%	90,521	2010
	7.408126	10.336000	39.52%	82,748	2009
	14.436948	7.408126	-48.69%	72,466	2008
	13.729896	14.436948	5.15%	72,574	2007
	12.384438	13.729896	10.86%	65,584	2006
	10.375608	12.384438	19.36%	47,100	2005
	10.000000	10.375608	3.76%	25,467	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.330367	16.018904	29.91%	196,618	2010
	8.513709	12.330367	44.83%	182,844	2009
	13.519516	8.513709	-37.03%	179,613	2008
	12.157736	13.519516	11.20%	156,600	2007
	11.340809	12.157736	7.20%	83,719	2006
	10.000000	11.340809	13.41%	21,078	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.780711	10.653963	-1.18%	653,052	2010
	10.807090	10.780711	-0.24%	424,610	2009
	10.709938	10.807090	0.91%	489,112	2008
	10.367672	10.709938	3.30%	234,468	2007
	10.064012	10.367672	3.02%	207,118	2006
	9.943467	10.064012	1.21%	78,920	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	9.180148	10.473174	14.09%	3,683,942	2010
	7.538554	9.180148	21.78%	3,807,660	2009
	10.000000	7.538554	-24.61%	3,616,021	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.829891	10.617334	8.01%	2,165,885	2010
	8.812754	9.829891	11.54%	1,448,919	2009
	10.000000	8.812754	-11.87%	506,549	2008*

77

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.366010	10.417094	11.22%	22,381,651	2010
	8.040869	9.366010	16.48%	12,976,135	2009
	10.000000	8.040869	-19.59%	3,700,714	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.468824	10.702858	13.03%	22,417,684	2010
	7.943876	9.468824	19.20%	13,213,534	2009
	10.000000	7.943876	-20.56%	4,781,747	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.696561	10.625799	9.58%	6,028,474	2010
	8.529336	9.696561	13.68%	3,540,966	2009
	10.000000	8.529336	-14.71%	938,598	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	11.123878	14.116649	26.90%	185,369	2010
	9.112288	11.123878	22.08%	187,528	2009
	14.426988	9.112288	-36.84%	171,514	2008
	17.407306	14.426988	-17.12%	156,085	2007
	13.550249	17.407306	28.46%	135,802	2006
	12.380383	13.550249	9.45%	67,216	2005
	10.000000	12.380383	23.80%	9,129	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.092925	16.805220	11.35%	427,547	2010
	10.625576	15.092925	42.04%	437,099	2009
	16.276268	10.625576	-34.72%	422,189	2008
	13.253761	16.276268	22.80%	376,966	2007
	12.441590	13.253761	6.53%	292,036	2006
	10.745561	12.441590	15.78%	211,960	2005
	10.000000	10.745561	7.46%	128,052	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.071683	14.087523	27.24%	219,376	2010
	8.322155	11.071683	33.04%	229,985	2009
	13.855979	8.322155	-39.94%	236,019	2008
	12.361497	13.855979	12.09%	230,765	2007
	11.915402	12.361497	3.74%	204,527	2006
	10.688758	11.915402	11.48%	172,516	2005
	10.000000	10.688758	6.89%	98,165	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.291074	14.095185	24.83%	182,136	2010
	8.853462	11.291074	27.53%	200,781	2009
	12.137393	8.853462	-27.06%	223,154	2008
	12.821425	12.137393	-5.34%	219,904	2007
	11.111581	12.821425	15.39%	185,828	2006
	10.803507	11.111581	2.85%	152,011	2005
	10.000000	10.803507	8.04%	98,190	2004*

78

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	10.563414	12.382908	17.22%	282,705	2010
	8.446778	10.563414	25.06%	307,960	2009
	12.924029	8.446778	-34.64%	316,398	2008
	12.844942	12.924029	0.62%	325,701	2007
	11.128479	12.844942	15.42%	321,964	2006
	10.791628	11.128479	3.12%	296,566	2005
	10.000000	10.791628	7.92%	177,964	2004*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.746849	8.769183	13.20%	37,477	2010
	6.167108	7.746849	25.62%	37,472	2009
	9.888565	6.167108	-37.63%	1,087	2008
	10.000000	9.888565	-1.11%	0	2007

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.542944	12.517421	8.44%	185,318	2010
	10.000000	11.542944	15.43%	86,115	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.102502	13.389091	10.63%	122,862	2010
	10.000000	12.102502	21.03%	70,464	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.174847	10.639749	4.57%	280,429	2010
	9.445559	10.174847	7.72%	239,435	2009
	10.178144	9.445559	-7.20%	170,404	2008
	10.000000	10.178144	1.78%	101,301	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.943543	9.795671	9.53%	1,994,947	2010
	7.602054	8.943543	17.65%	1,995,316	2009
	10.023339	7.602054	-24.16%	2,047,776	2008
	10.000000	10.023339	0.23%	1,603,585	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.292819	9.240236	11.42%	3,354,929	2010
	6.751042	8.292819	22.84%	3,705,788	2009
	9.964596	6.751042	-32.25%	4,309,068	2008
	10.000000	9.964596	-0.35%	3,661,327	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.600348	10.287778	7.16%	764,406	2010
	8.486159	9.600348	13.13%	705,371	2009
	10.115379	8.486159	-16.11%	582,743	2008
	10.000000	10.115379	1.15%	388,554	2007

79

Optional Benefits Elected (Total 2.70%)
(Variable account charges of 2.70% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	18.733047	19.808946	5.74%	718	2010
	15.396345	18.733047	21.67%	3,966	2009
	21.324605	15.396345	-27.80%	720	2008
	15.209543	21.324605	40.21%	721	2007
	13.009136	15.209543	16.91%	722	2006
	10.757552	13.009136	20.93%	252	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	10.734068	12.231335	13.95%	0	2010
	9.743286	10.734068	10.17%	0	2009
	12.675397	9.743286	-23.13%	0	2008
	11.462495	12.675397	10.58%	0	2007
	10.592197	11.462495	8.22%	0	2006
	10.365524	10.592197	2.19%	0	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.481890	10.814972	3.18%	659	2010
	10.052531	10.481890	4.27%	3,711	2009
	10.299324	10.052531	-2.40%	661	2008
	10.018676	10.299324	2.80%	662	2007
	9.876760	10.018676	1.44%	662	2006
	9.988820	9.876760	-1.12%	222	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	10.887970	12.807966	17.63%	0	2010
	9.022639	10.887970	20.67%	1,172	2009
	14.216652	9.022639	-36.53%	0	2008
	12.815464	14.216652	10.93%	0	2007
	11.257711	12.815464	13.84%	0	2006
	10.613283	11.257711	6.07%	0	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	10.661275	12.071965	13.23%	0	2010
	9.294919	10.661275	14.70%	1,196	2009
	14.907154	9.294919	-37.65%	0	2008
	13.128477	14.907154	13.55%	0	2007
	11.639415	13.128477	12.79%	0	2006
	10.582437	11.639415	9.99%	0	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.646578	11.447238	18.67%	0	2010
	7.057390	9.646578	36.69%	0	2009
	13.469560	7.057390	-47.60%	0	2008
	9.150986	13.469560	47.19%	0	2007
	10.000000	9.150986	-8.49%	0	2006*

80

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.133379	14.959787	13.91%	251	2010
	7.773376	13.133379	68.95%	252	2009
	20.731904	7.773376	-62.51%	252	2008
	14.850019	20.731904	39.61%	253	2007
	12.160721	14.850019	22.11%	253	2006
	10.000000	12.160721	21.61%	89	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.147116	11.115465	9.54%	901	2010
	8.206736	10.147116	23.64%	902	2009
	13.236143	8.206736	-38.00%	903	2008
	10.813987	13.236143	19.58%	905	2007
	10.580303	10.813987	2.21%	906	2006
	9.775308	10.580303	8.23%	302	2005

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	12.476875	13.944068	11.76%	0	2010
	8.757498	12.476875	42.47%	0	2009
	11.512519	8.757498	-23.93%	0	2008
	11.393775	11.512519	1.04%	0	2007
	10.618998	11.393775	7.30%	0	2006
	10.641994	10.618998	-0.22%	0	2005

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	12.247954	13.597249	11.02%	0	2010
	9.190477	12.247954	33.27%	0	2009
	16.359878	9.190477	-43.82%	0	2008
	15.304364	16.359878	6.90%	0	2007
	12.134069	15.304364	26.13%	0	2006
	11.217577	12.134069	8.17%	0	2005

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	11.655658	13.018340	11.69%	0	2010
	9.440419	11.655658	23.47%	0	2009
	16.771436	9.440419	-43.71%	0	2008
	14.212618	16.771436	18.00%	0	2007
	12.072331	14.212618	17.73%	0	2006
	10.651537	12.072331	13.34%	0	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	9.481040	12.994544	37.06%	0	2010
	6.896596	9.481040	37.47%	0	2009
	13.641094	6.896596	-49.44%	0	2008
	13.167433	13.641094	3.60%	0	2007
	12.053677	13.167433	9.24%	0	2006
	10.248390	12.053677	17.62%	0	2005

81

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.521820	14.748999	28.01%	0	2010
	8.073924	11.521820	42.70%	0	2009
	13.012716	8.073924	-37.95%	0	2008
	11.877287	13.012716	9.56%	0	2007
	11.243884	11.877287	5.63%	0	2006
	10.000000	11.243884	12.44%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	9.865110	9.605976	-2.63%	0	2010
	10.036621	9.865110	-1.71%	0	2009
	10.094620	10.036621	-0.57%	0	2008
	9.918447	10.094620	1.78%	0	2007
	9.771028	9.918447	1.51%	0	2006
	9.797462	9.771028	-0.27%	0	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	8.934002	10.042853	12.41%	0	2010
	7.445724	8.934002	19.99%	0	2009
	10.000000	7.445724	-25.54%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.566453	10.181172	6.43%	0	2010
	8.704356	9.566453	9.90%	0	2009
	10.000000	8.704356	-12.96%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.114923	9.989089	9.59%	0	2010
	7.941903	9.114923	14.77%	0	2009
	10.000000	7.941903	-20.58%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.214967	10.263124	11.37%	0	2010
	7.846085	9.214967	17.45%	0	2009
	10.000000	7.846085	-21.54%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.436674	10.189278	7.98%	0	2010
	8.424403	9.436674	12.02%	0	2009
	10.000000	8.424403	-15.76%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.267195	12.838540	25.04%	0	2010
	8.536025	10.267195	20.28%	0	2009
	13.717059	8.536025	-37.77%	0	2008
	16.798908	13.717059	-18.35%	0	2007
	13.270799	16.798908	26.59%	0	2006
	12.305197	13.270799	7.85%	0	2005

82

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.844989	15.189563	9.71%	266	2010
	9.892209	13.844989	39.96%	266	2009
	15.379219	9.892209	-35.68%	267	2008
	12.710831	15.379219	20.99%	267	2007
	12.109276	12.710831	4.97%	267	2006
	10.613865	12.109276	14.09%	89	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.155962	12.732861	25.37%	0	2010
	7.747586	10.155962	31.09%	0	2009
	13.092167	7.747586	-40.82%	0	2008
	11.855082	13.092167	10.44%	0	2007
	11.597172	11.855082	2.22%	0	2006
	10.557766	11.597172	9.84%	0	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	10.357244	12.739825	23.00%	0	2010
	8.242266	10.357244	25.66%	0	2009
	11.468283	8.242266	-28.13%	0	2008
	12.296231	11.468283	-6.73%	0	2007
	10.814771	12.296231	13.70%	0	2006
	10.671127	10.814771	1.35%	0	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	9.689845	11.192273	15.51%	0	2010
	7.863710	9.689845	23.22%	0	2009
	12.211712	7.863710	-35.61%	0	2008
	12.318864	12.211712	-0.87%	0	2007
	10.831249	12.318864	13.73%	0	2006
	10.659427	10.831249	1.61%	0	2005

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.446691	8.305777	11.54%	0	2010
	6.016515	7.446691	23.77%	0	2009
	9.791246	6.016515	-38.55%	0	2008
	10.000000	9.791246	-2.09%	0	2007

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.429530	12.212561	6.85%	0	2010
	10.000000	11.429530	14.30%	0	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	11.983630	13.063078	9.01%	0	2010
	10.000000	11.983630	19.84%	0	2009

83

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	9.781036	10.077821	3.03%	0	2010
	9.215250	9.781036	6.14%	0	2009
	10.077992	9.215250	-8.56%	0	2008
	10.000000	10.077992	0.78%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.597199	9.278158	7.92%	0	2010
	7.416561	8.597199	15.92%	0	2009
	9.924704	7.416561	-25.27%	0	2008
	10.000000	9.924704	-0.75%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	7.971598	8.752013	9.79%	0	2010
	6.586252	7.971598	21.03%	0	2009
	9.866522	6.586252	-33.25%	0	2008
	10.000000	9.866522	-1.33%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.228683	9.744365	5.59%	0	2010
	8.279182	9.228683	11.47%	0	2009
	10.015850	8.279182	-17.34%	0	2008
	10.000000	10.015850	0.16%	0	2007

84

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code") .  The following is a general description of the various types of contracts.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of sales charges . In addition to any sales load waivers included in the contract , Charitable Remainder Trusts may also withdraw the difference between:

(a)	the contract value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or registered representative prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

85

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or another eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an individual retirement plan or another eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

86

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations were issued by the Internal Revenue Service that impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus .  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.   Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

87

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is 1 that satisfies the 5 -year rule and meets 1 of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

•	it is attributable to the contract owner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5 -year rule generally is satisfied if the distribution is not made within the 5 year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a non-qualified annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial

88

surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner's death;

•	the result of a contract owner's disability (as defined in the Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of non-qualified contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Code.  Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the I Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved

89

despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under Section 72(q)(2) of the Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

Taxation of Lifetime Surrenders Under the Capital Preservation Plus Lifetime Income Option or a Lifetime Income Option

While the tax treatment for surrenders for benefits such as the Capital Preservation Plus Lifetime Income Option and a Lifetime Income Option is not clear under federal tax law, Nationwide intends to treat surrenders under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the surrender.  Specifically, we intend to treat the following amount of each surrender as a taxable distribution:

The greater of:

(1)	A – C; or

(2)	B – C,

Where

A = the contract value immediately before the surrender;

B = the guaranteed annual benefit amount immediately before the surrender; and

C = the remaining investment in the contract.

In certain circumstances, this treatment could result in your contract value being less than your investment in the contract after such a surrender.  If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible.  If you purchase one of these options in an IRA, surrenders in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code.  Please consult a qualified tax advisor.

Same-Sex Marriages, Domestic Partnership and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan ; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

In addition, under some circumstances, the Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

90

(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor, or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is 2 or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans , Tax Sheltered Annuities and Qualified Plans;

•
increasing the portability of various retirement plans by permitting individual retirement plans , Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.

However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional

91

legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Code will be restored to its pre-EGTRRA form.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to EGTRRA and other tax issues.

Required Distributions

The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from non-qualified contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is 0 .

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death.  For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of 0 .

Required Distributions for Non-Qualified Contracts

Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within 1 year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

92

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the 5 th year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

93

Appendix D: State Variations

Described below are the variations to certain prospectus disclosure resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.  Information regarding a state's requirements does not mean that Nationwide currently offers contracts within that jurisdiction.  These variations are subject to change without notice and additional variations may be imposed as required by specific states.  Please contact Nationwide or your registered representative for the most up to date information regarding state variations.

All states other than the State of New York - Effective January 24, 2011, the 7% Lifetime Income Option and 7% Spousal Continuation Benefit are no longer available.

Alabama - Purchase payments, if any, after the initial purchase payment may only be made until the later of the Contract Owner reaching 62 years of age or the second contract anniversary (see "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments").

California - Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the Fixed Account during the free look period (see "Right to Examine and Cancel") .

Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

Connecticut - Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

District of Columbia - Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

Hawaii - Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

Iowa - Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

Maryland - Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

Massachusetts - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available (see "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" subsection " Long Term Care/Nursing Home and Terminal Illness Waiver ").

Purchase payments, if any, after the initial purchase payment may only be made until the later of the Contract Owner reaching 62 years of age or the second contract anniversary (see "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments").

Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

Minnesota - The 3% and 4% Extra Value Options are not available (see "Optional Contract Benefits, Charges and Deductions" subsection "Extra Value Options").

Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

Nevada - Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

New Hampshire - Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

New Jersey - Charitable Remainder Trust contract type is not available (see "Synopsis of the Contracts").

The Beneficiary Protector II Option is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector II Option").

The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available (see "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" subsection "Long-Term Care/Nursing Home and Terminal Illness Waiver").

For CDSC-free partial surrenders, the amount required to meet Internal Revenue Code minimum distribution requirements is not included in the calculation to determine the amount that may be surrendered without CDSC. (see "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" subsection "Waiver of Contingent Deferred Sales Charge").

The age based component of the calculation to determine the withdrawal amount that may be surrendered without CDSC under the Systematic Withdrawals program is not available (see "Contract Owner Services").

Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

Total purchase payments may not exceed $2,000,000 or $1,000,000 if an optional rider is elected (see "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments").

94

The calculations used to determine the amount of the Standard Death Benefit, the One-Month Enhanced Death Benefit, the One-Year Enhanced Death Benefit, Five Year Enhanced Death Benefit and the Combination Enhanced Death Benefit if the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000 are not applicable (see "Death Benefit Calculations" subsections "Standard Death Benefit," "One-Month Enhanced Death Benefit," "One Year Enhanced Death Benefit," "Combination Enhanced Death Benefit," "Five Year Enhanced Death Benefit," and "Death Benefit Calculations").

The Spousal Continuation Benefits are referred to as Secondary Lifetime Continuation Benefits.  The Secondary Lifetime Continuation of Benefit must be elected at the time of application (it is not available to be elected after contract issuance) and cannot be removed once added to a contract (see "Optional Contract Benefits, Charges and Deductions").

The Spousal Protection Feature is referred to as the Secondary Life Protectection Feature (see "Death Benefits" subsections "Death Benefit Calculation" and "Spousal Protection Feature").

New York - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available (see "Contingent Deferred Sales Charge" subsection "Long-Term Care/Nursing Home and Terminal Illness Waiver").

The Beneficiary Protector II Option is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector II Option").

Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

If no purchase payment is received three (3) years prior to the Annuitization Date and, if the net amount to be applied to any annuity payment option at the Annuitization Date is less than $2,000, Nationwide has the right to pay this amount in one lump sum instead of periodic annuity payments (see "Annuitizing the Contract" subsection "Frequency and Amount of Annuity Payments").  The One Month Enhanced Death Benefit Option is not available (see "Death Benefit Options" subsection "One-Month Enhanced Death Benefit Option").

The Combination Enhanced Death Benefit Option is not available (see "Optional Contract Benefit, Charges and Deduction" subsection "Death Benefit Options" subsection "Combination Enhanced Death Benefit Option").

The 10% Spousal Continuation Benefit is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "Spousal Continuation Benefit").

The 10% Lifetime Income Option requires that the age of the person upon which the benefit depends (the “determining life”) must be between 50 and 85 years old at the time of application (see "Optional Contract Benefits, Charges and Deductions" subsection "10% Lifetime Income Option").

The Lifetime Withdrawal Percentages associated with the 10% Lifetime Income Option are as follows:

Contract Owner's Age (at time of first surrender)	Lifetime Withdrawal Percentage
50 up to 59½	3%
59½ through 64	4%
65 through 80	5.25%
81 and older	6.25%

See "Lifetime Income Surrenders" subsection of "10% Lifetime Income Option").

North Dakota - The Beneficiary Protector II Option is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector II Option").

Ohio - Guaranteed Term Options are not available.

The Extra Value Options are not available.

Oregon - Purchase payments, if any, after the initial purchase payment may only be made until the later of the Contract Owner reaching 62 years of age or the second contract anniversary (see "Operation of the Contract" subsection "Minimum Initial and Subsequent Purchase Payments").

Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

The maximum transferable amount from the Fixed Account will never be less than 25% of the allocation reaching the end of an interest rate guarantee period (see "Operation of the Contract" subsection "Transfers Prior to Annuitization" subsection "Transfers from the Fixed Account").

The Enhanced Fixed Account Dollar Cost Averaging program is not available (see "Contract Owner Services" subsection "Enhanced Fixed Dollar Cost Averaging").

95

Pennsylvania - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available (see "Contingent Deferred Sales Charge" subsection "Long Term Care/Nursing Home and Terminal Illness Waiver" ).

Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

Guaranteed Term Option is referred to as Target Term Option.

Puerto Rico - Nationwide will not charge premium taxes against the contract (see "Standard Charges and Deductions" subsection "Premium Taxes").

Rhode Island - Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

South Carolina - The Fixed Account is not an available investment option (see "Investing in the Contract" subsection "The Fixed Account").

Texas - CDSC will not apply if the Contract Owner (or Annuitant if the contract has a non-natural owner) is confined to a long-term care facility or hospital for a continuous 90 day period after the first contract anniversary.  Written proof of confinement is a bill or a statement from the physician or from the long-term care facility or hospital, as defined in the contract that demonstrates the continuous 90-day confinement of the Contract Owner at the time of withdrawal or surrender occurring after the first contract anniversary.  The request for waiver must be received by Nationwide during the period of confinement or no later than 91 days after the confinement period ends.  If the request for waiver is received later than 91 days after the confinement period ends, the CDSC, if applicable, will be assessed (see "Contingent Deferred Sales Charge" subsection "Long-Term Care/Nursing Home and Terminal Illness Waiver".

CDSC will not be charged if the Contract Owner (or a joint owner) is diagnosed by a physician (who is not a party to the contract or an immediate family member of a party to the contract) to have a terminal illness at any time after the contract has been issued.  Written notice requesting a terminal illness waiver of CDSC and proof of terminal illness must be provided by the physician to Nationwide and recorded at Nationwide prior to the waiver of surrender charges (see "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" subsection "Long-Term Care/Nursing Home and Terminal Illness Waiver").

Utah - The 4% Extra Value Option is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "Extra Value Options").

Vermont - Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

Washington - The Fixed Account is not an available investment option (see "Investing in the Contract" subsection "The Fixed Account").

The Beneficiary Protector II Option is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector II Option").

The CDSC-free withdrawal privilege is available on surrenders (full and partial) of the contract equal to 10% of the net difference of purchase payments still subject to CDSC (see "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" subsection "Waiver of Contingent Deferred Sales Charge").

Purchase payments, if any, after the initial purchase payment may only be made until the later of the Contract Owner reaching 62 years of age or the second contract anniversary (see "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments").

The Combination Enhanced Death Benefit Option is not available (see "Optional Contract Benefit, Charges and Deduction" subsection "Death Benefit Options" subsection "Combination Enhanced Death Benefit Option").

Wisconsin - Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

96

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2011

Individual Flexible Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-12

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2011 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing: One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-866-221-1100, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-12 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $ 148.7 billion as of December 31, 2010 .

Services

Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of contract issued to each Contract Owner and records with respect to the Contract Value.

The custodian of the assets of the Variable Account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See "Underlying Mutual Fund Payments" located in the prospectus.

Distribution, Promotional and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the Daily Net Assets of the Variable Account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more that what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-12 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202.  No underwriting commissions were paid by Nationwide to Waddell & Reed, Inc.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific 7-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum Variable Account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics toContract Owners and prospective Contract Owners in advertising, sales literature or other materials.

Performance Comparisons

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc., or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2010 .  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

The following funds were added to the Variable Account effective May 1, 2011, therefore, no Condensed Financial Information is available:

Ivy Funds Variable Insurance Portfolios, Inc.
•	Global Bond
•	Limited-Term Bond

No Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.420518	21.914795	7.32%	1,059,829	2010
	16.537037	20.420518	23.48%	1,061,445	2009
	22.567798	16.537037	-26.72%	977,694	2008
	15.858905	22.567798	42.30%	843,662	2007
	13.366016	15.858905	18.65%	601,588	2006
	10.890967	13.366016	22.73%	383,226	2005
	10.000000	10.890967	8.91%	186,889	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.701518	13.532236	15.65%	237,339	2010
	10.465513	11.701518	11.81%	249,576	2009
	13.414774	10.465513	-21.99%	255,284	2008
	11.952090	13.414774	12.24%	251,843	2007
	10.882903	11.952090	9.82%	236,398	2006
	10.494095	10.882903	3.71%	163,214	2005
	10.000000	10.494095	4.94%	118,464	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	11.426322	11.965032	4.71%	861,520	2010
	10.797440	11.426322	5.82%	711,555	2009
	10.900118	10.797440	-0.94%	681,166	2008
	10.446616	10.900118	4.34%	615,320	2007
	10.147852	10.446616	2.94%	289,001	2006
	10.112708	10.147852	0.35%	203,720	2005
	10.000000	10.112708	1.13%	126,690	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.869331	14.170179	19.38%	507,587	2010
	9.691485	11.869331	22.47%	509,112	2009
	15.045770	9.691485	-35.59%	495,615	2008
	13.362733	15.045770	12.60%	413,556	2007
	11.566635	13.362733	15.53%	337,036	2006
	10.744914	11.566635	7.65%	262,836	2005
	10.000000	10.744914	7.45%	148,663	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.622276	13.356067	14.92%	451,363	2010
	9.983950	11.622276	16.41%	465,871	2009
	15.776568	9.983950	-36.72%	481,280	2008
	13.689086	15.776568	15.25%	426,935	2007
	11.958793	13.689086	14.47%	292,737	2006
	10.713684	11.958793	11.62%	174,093	2005
	10.000000	10.713684	7.14%	93,899	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.185117	12.266258	20.43%	236,098	2010
	7.341931	10.185117	38.73%	236,011	2009
	13.806236	7.341931	-46.82%	180,321	2008
	9.241332	13.806236	49.40%	86,557	2007
	10.000000	9.241332	-7.59%	24,395	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	14.055461	16.248419	15.60%	384,748	2010
	8.196967	14.055461	71.47%	418,614	2009
	21.539070	8.196967	-61.94%	388,368	2008
	15.200491	21.539070	41.70%	312,602	2007
	12.265498	15.200491	23.93%	177,128	2006
	10.000000	12.265498	22.65%	47,455	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.061839	12.297895	11.17%	611,135	2010
	8.815214	11.061839	25.49%	613,532	2009
	14.008269	8.815214	-37.07%	670,099	2008
	11.275932	14.008269	21.38%	653,035	2007
	10.870706	11.275932	3.73%	596,445	2006
	9.896601	10.870706	9.84%	495,974	2005
	10.000000	9.896601	-1.03%	316,827	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	13.601033	15.426792	13.42%	465,000	2010
	9.406562	13.601033	44.59%	447,355	2009
	12.184048	9.406562	-22.80%	330,024	2008
	11.880401	12.184048	2.56%	298,405	2007
	10.910449	11.880401	8.89%	222,619	2006
	10.773957	10.910449	1.27%	178,829	2005
	10.000000	10.773957	7.74%	120,878	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	12.706255	14.402926	13.35%	246,970	2010
	10.140258	12.706255	25.31%	235,159	2009
	17.749575	10.140258	-42.87%	233,646	2008
	14.819603	17.749575	19.77%	220,799	2007
	12.403625	14.819603	19.48%	151,351	2006
	10.783674	12.403625	15.02%	101,598	2005
	10.000000	10.783674	7.84%	57,295	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	13.351980	15.043446	12.67%	190,155	2010
	9.871776	13.351980	35.25%	211,292	2009
	17.313982	9.871776	-42.98%	229,881	2008
	15.957859	17.313982	8.50%	219,704	2007
	12.467031	15.957859	28.00%	173,461	2006
	11.356678	12.467031	9.78%	116,011	2005
	10.000000	11.356678	13.57%	50,313	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.336000	14.377091	39.10%	90,521	2010
	7.408126	10.336000	39.52%	82,748	2009
	14.436948	7.408126	-48.69%	72,466	2008
	13.729896	14.436948	5.15%	72,574	2007
	12.384438	13.729896	10.86%	65,584	2006
	10.375608	12.384438	19.36%	47,100	2005
	10.000000	10.375608	3.76%	25,467	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.330367	16.018904	29.91%	196,618	2010
	8.513709	12.330367	44.83%	182,844	2009
	13.519516	8.513709	-37.03%	179,613	2008
	12.157736	13.519516	11.20%	156,600	2007
	11.340809	12.157736	7.20%	83,719	2006
	10.000000	11.340809	13.41%	21,078	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.780711	10.653963	-1.18%	653,052	2010
	10.807090	10.780711	-0.24%	424,610	2009
	10.709938	10.807090	0.91%	489,112	2008
	10.367672	10.709938	3.30%	234,468	2007
	10.064012	10.367672	3.02%	207,118	2006
	9.943467	10.064012	1.21%	78,920	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	9.180148	10.473174	14.09%	3,683,942	2010
	7.538554	9.180148	21.78%	3,807,660	2009
	10.000000	7.538554	-24.61%	3,616,021	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.829891	10.617334	8.01%	2,165,885	2010
	8.812754	9.829891	11.54%	1,448,919	2009
	10.000000	8.812754	-11.87%	506,549	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.366010	10.417094	11.22%	22,381,651	2010
	8.040869	9.366010	16.48%	12,976,135	2009
	10.000000	8.040869	-19.59%	3,700,714	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.468824	10.702858	13.03%	22,417,684	2010
	7.943876	9.468824	19.20%	13,213,534	2009
	10.000000	7.943876	-20.56%	4,781,747	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.696561	10.625799	9.58%	6,028,474	2010
	8.529336	9.696561	13.68%	3,540,966	2009
	10.000000	8.529336	-14.71%	938,598	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	11.123878	14.116649	26.90%	185,369	2010
	9.112288	11.123878	22.08%	187,528	2009
	14.426988	9.112288	-36.84%	171,514	2008
	17.407306	14.426988	-17.12%	156,085	2007
	13.550249	17.407306	28.46%	135,802	2006
	12.380383	13.550249	9.45%	67,216	2005
	10.000000	12.380383	23.80%	9,129	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.092925	16.805220	11.35%	427,547	2010
	10.625576	15.092925	42.04%	437,099	2009
	16.276268	10.625576	-34.72%	422,189	2008
	13.253761	16.276268	22.80%	376,966	2007
	12.441590	13.253761	6.53%	292,036	2006
	10.745561	12.441590	15.78%	211,960	2005
	10.000000	10.745561	7.46%	128,052	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.071683	14.087523	27.24%	219,376	2010
	8.322155	11.071683	33.04%	229,985	2009
	13.855979	8.322155	-39.94%	236,019	2008
	12.361497	13.855979	12.09%	230,765	2007
	11.915402	12.361497	3.74%	204,527	2006
	10.688758	11.915402	11.48%	172,516	2005
	10.000000	10.688758	6.89%	98,165	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.291074	14.095185	24.83%	182,136	2010
	8.853462	11.291074	27.53%	200,781	2009
	12.137393	8.853462	-27.06%	223,154	2008
	12.821425	12.137393	-5.34%	219,904	2007
	11.111581	12.821425	15.39%	185,828	2006
	10.803507	11.111581	2.85%	152,011	2005
	10.000000	10.803507	8.04%	98,190	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	10.563414	12.382908	17.22%	282,705	2010
	8.446778	10.563414	25.06%	307,960	2009
	12.924029	8.446778	-34.64%	316,398	2008
	12.844942	12.924029	0.62%	325,701	2007
	11.128479	12.844942	15.42%	321,964	2006
	10.791628	11.128479	3.12%	296,566	2005
	10.000000	10.791628	7.92%	177,964	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.746849	8.769183	13.20%	37,477	2010
	6.167108	7.746849	25.62%	37,472	2009
	9.888565	6.167108	-37.63%	1,087	2008
	10.000000	9.888565	-1.11%	0	2007

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.542944	12.517421	8.44%	185,318	2010
	10.000000	11.542944	15.43%	86,115	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.102502	13.389091	10.63%	122,862	2010
	10.000000	12.102502	21.03%	70,464	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.174847	10.639749	4.57%	280,429	2010
	9.445559	10.174847	7.72%	239,435	2009
	10.178144	9.445559	-7.20%	170,404	2008
	10.000000	10.178144	1.78%	101,301	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.943543	9.795671	9.53%	1,994,947	2010
	7.602054	8.943543	17.65%	1,995,316	2009
	10.023339	7.602054	-24.16%	2,047,776	2008
	10.000000	10.023339	0.23%	1,603,585	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.292819	9.240236	11.42%	3,354,929	2010
	6.751042	8.292819	22.84%	3,705,788	2009
	9.964596	6.751042	-32.25%	4,309,068	2008
	10.000000	9.964596	-0.35%	3,661,327	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.600348	10.287778	7.16%	764,406	2010
	8.486159	9.600348	13.13%	705,371	2009
	10.115379	8.486159	-16.11%	582,743	2008
	10.000000	10.115379	1.15%	388,554	2007

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.360274	21.839113	7.26%	206,961	2010
	16.496591	20.360274	23.42%	197,842	2009
	22.524018	16.496591	-26.76%	190,405	2008
	15.836197	22.524018	42.23%	171,927	2007
	13.353622	15.836197	18.59%	138,255	2006
	10.886371	13.353622	22.66%	70,770	2005
	10.000000	10.886371	8.86%	29,480	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.666998	13.485488	15.59%	68,787	2010
	10.439919	11.666998	11.75%	61,057	2009
	13.388760	10.439919	-22.02%	59,315	2008
	11.934979	13.388760	12.18%	60,913	2007
	10.872817	11.934979	9.77%	48,382	2006
	10.489659	10.872817	3.65%	26,359	2005
	10.000000	10.489659	4.90%	16,391	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	11.392649	11.923730	4.66%	144,877	2010
	10.771071	11.392649	5.77%	124,973	2009
	10.878995	10.771071	-0.99%	116,474	2008
	10.431678	10.878995	4.29%	120,183	2007
	10.138460	10.431678	2.89%	73,069	2006
	10.108444	10.138460	0.30%	49,249	2005
	10.000000	10.108444	1.08%	12,026	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.834329	14.121250	19.32%	104,752	2010
	9.667799	11.834329	22.41%	95,761	2009
	15.016630	9.667799	-35.62%	110,164	2008
	13.343637	15.016630	12.54%	104,664	2007
	11.555936	13.343637	15.47%	90,795	2006
	10.740386	11.555936	7.59%	61,928	2005
	10.000000	10.740386	7.40%	29,820	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.587990	13.309923	14.86%	83,129	2010
	9.959538	11.587990	16.35%	78,863	2009
	15.745978	9.959538	-36.75%	78,618	2008
	13.669502	15.745978	15.19%	72,088	2007
	11.947717	13.669502	14.41%	51,036	2006
	10.709162	11.947717	11.57%	19,361	2005
	10.000000	10.709162	7.09%	10,043	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.166203	12.237289	20.37%	34,056	2010
	7.332010	10.166203	38.66%	23,678	2009
	13.794577	7.332010	-46.85%	21,835	2008
	9.238229	13.794577	49.32%	11,194	2007
	10.000000	9.238229	-7.62%	3,259	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	14.022839	16.202496	15.54%	84,252	2010
	8.182088	14.022839	71.38%	78,203	2009
	21.510935	8.182088	-61.96%	64,978	2008
	15.188357	21.510935	41.63%	58,109	2007
	12.261894	15.188357	23.87%	42,224	2006
	10.000000	12.261894	22.62%	8,498	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.029175	12.255382	11.12%	132,409	2010
	8.793644	11.029175	25.42%	130,289	2009
	13.981092	8.793644	-37.10%	138,073	2008
	11.259794	13.981092	21.31%	145,148	2007
	10.860638	11.259794	3.68%	128,339	2006
	9.892431	10.860638	9.79%	98,979	2005
	10.000000	9.892431	-1.08%	56,100	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	13.560909	15.373496	13.37%	93,265	2010
	9.383558	13.560909	44.52%	69,636	2009
	12.160414	9.383558	-22.84%	68,074	2008
	11.863387	12.160414	2.50%	63,312	2007
	10.900319	11.863387	8.84%	44,555	2006
	10.769402	10.900319	1.22%	22,967	2005
	10.000000	10.769402	7.69%	9,799	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	12.668772	14.353197	13.30%	93,499	2010
	10.115468	12.668772	25.24%	90,510	2009
	17.715158	10.115468	-42.90%	78,343	2008
	14.798397	17.715158	19.71%	78,846	2007
	12.392128	14.798397	19.42%	67,103	2006
	10.779119	12.392128	14.96%	55,747	2005
	10.000000	10.779119	7.79%	41,907	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	13.312573	14.991464	12.61%	43,271	2010
	9.847630	13.312573	35.19%	41,510	2009
	17.280404	9.847630	-43.01%	41,500	2008
	15.935028	17.280404	8.44%	44,792	2007
	12.455478	15.935028	27.94%	28,922	2006
	11.351885	12.455478	9.72%	13,757	2005
	10.000000	11.351885	13.52%	4,543	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.305493	14.327409	39.03%	26,820	2010
	7.390002	10.305493	39.45%	24,105	2009
	14.408951	7.390002	-48.71%	23,651	2008
	13.710243	14.408951	5.10%	22,916	2007
	12.372955	13.710243	10.81%	17,047	2006
	10.371224	12.372955	19.30%	12,475	2005
	10.000000	10.371224	3.71%	5,258	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.301781	15.973683	29.85%	54,915	2010
	8.498265	12.301781	44.76%	53,608	2009
	13.501849	8.498265	-37.06%	46,512	2008
	12.148029	13.501849	11.14%	41,901	2007
	11.337478	12.148029	7.15%	24,331	2006
	10.000000	11.337478	13.37%	3,334	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.747995	10.616256	-1.23%	148,712	2010
	10.779753	10.747995	-0.29%	99,308	2009
	10.688261	10.779753	0.86%	130,204	2008
	10.351957	10.688261	3.25%	61,508	2007
	10.053835	10.351957	2.97%	38,099	2006
	9.938431	10.053835	1.16%	8,574	2005
	10.000000	9.938431	-0.62%	6,487	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	9.171612	10.458136	14.03%	182,379	2010
	7.535359	9.171612	21.71%	215,304	2009
	10.000000	7.535359	-24.65%	211,923	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.820775	10.602127	7.96%	37,862	2010
	8.809037	9.820775	11.49%	25,480	2009
	10.000000	8.809037	-11.91%	2,783	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.357295	10.402134	11.17%	692,918	2010
	8.037464	9.357295	16.42%	407,890	2009
	10.000000	8.037464	-19.63%	124,230	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.460035	10.687522	12.98%	769,569	2010
	7.940516	9.460035	19.14%	471,592	2009
	10.000000	7.940516	-20.59%	217,432	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.687555	10.610572	9.53%	114,336	2010
	8.525733	9.687555	13.63%	53,094	2009
	10.000000	8.525733	-14.74%	4,159	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	11.093411	14.070885	26.84%	39,720	2010
	9.091936	11.093411	22.01%	40,855	2009
	14.402082	9.091936	-36.87%	42,922	2008
	17.386111	14.402082	-17.16%	38,607	2007
	13.540583	17.386111	28.40%	33,869	2006
	12.377794	13.540583	9.39%	20,800	2005
	10.000000	12.377794	23.78%	150	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.048385	16.747138	11.29%	96,469	2010
	10.599592	15.048385	41.97%	92,798	2009
	16.244706	10.599592	-34.75%	92,695	2008
	13.234791	16.244706	22.74%	88,006	2007
	12.430062	13.234791	6.47%	72,533	2006
	10.741020	12.430062	15.73%	50,748	2005
	10.000000	10.741020	7.41%	17,014	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.039013	14.038850	27.17%	72,029	2010
	8.301805	11.039013	32.97%	73,328	2009
	13.829128	8.301805	-39.97%	72,219	2008
	12.343819	13.829128	12.03%	72,295	2007
	11.904373	12.343819	3.69%	71,678	2006
	10.684256	11.904373	11.42%	50,801	2005
	10.000000	10.684256	6.84%	19,770	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.257757	14.046484	24.77%	23,155	2010
	8.831810	11.257757	27.47%	22,020	2009
	12.113868	8.831810	-27.09%	24,901	2008
	12.803084	12.113868	-5.38%	24,525	2007
	11.101288	12.803084	15.33%	16,361	2006
	10.798951	11.101288	2.80%	13,653	2005
	10.000000	10.798951	7.99%	6,396	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	10.532252	12.340135	17.17%	58,922	2010
	8.426126	10.532252	25.00%	53,771	2009
	12.898986	8.426126	-34.68%	54,224	2008
	12.826584	12.898986	0.56%	55,097	2007
	11.118182	12.826584	15.37%	47,323	2006
	10.787081	11.118182	3.07%	43,921	2005
	10.000000	10.787081	7.87%	24,547	2004*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.736367	8.752888	13.14%	0	2010
	6.161893	7.736367	25.55%	0	2009
	9.885221	6.161893	-37.67%	0	2008
	10.000000	9.885221	-1.15%	0	2007

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.539047	12.506867	8.39%	3,752	2010
	10.000000	11.539047	15.39%	306	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.098401	13.377772	10.57%	4,244	2010
	10.000000	12.098401	20.98%	8,613	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.161113	10.620021	4.52%	16,204	2010
	9.437583	10.161113	7.67%	16,306	2009
	10.174698	9.437583	-7.24%	14,847	2008
	10.000000	10.174698	1.75%	11,831	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.931448	9.777467	9.47%	145,365	2010
	7.595631	8.931448	17.59%	120,872	2009
	10.019949	7.595631	-24.19%	117,704	2008
	10.000000	10.019949	0.20%	121,690	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.281600	9.223066	11.37%	217,342	2010
	6.745324	8.281600	22.78%	236,344	2009
	9.961214	6.745324	-32.28%	317,020	2008
	10.000000	9.961214	-0.39%	370,156	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.587384	10.268689	7.11%	34,453	2010
	8.478995	9.587384	13.07%	35,013	2009
	10.111960	8.478995	-16.15%	37,390	2008
	10.000000	10.111960	1.12%	33,798	2007

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.300256	21.763694	7.21%	124,205	2010
	16.456297	20.300256	23.36%	135,806	2009
	22.480394	16.456297	-26.80%	137,739	2008
	15.813578	22.480394	42.16%	134,560	2007
	13.341280	15.813578	18.53%	120,155	2006
	10.881785	13.341280	22.60%	66,807	2005
	10.000000	10.881785	8.82%	48,499	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.632555	13.438875	15.53%	34,911	2010
	10.414375	11.632555	11.70%	31,987	2009
	13.362775	10.414375	-22.06%	42,080	2008
	11.917884	13.362775	12.12%	33,623	2007
	10.862729	11.917884	9.71%	31,841	2006
	10.485223	10.862729	3.60%	27,811	2005
	10.000000	10.485223	4.85%	15,479	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	11.359015	11.882500	4.61%	97,304	2010
	10.744711	11.359015	5.72%	68,296	2009
	10.857885	10.744711	-1.04%	89,699	2008
	10.416743	10.857885	4.23%	79,002	2007
	10.129070	10.416743	2.84%	55,453	2006
	10.104181	10.129070	0.25%	38,962	2005
	10.000000	10.104181	1.04%	28,007	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.799400	14.072451	19.26%	65,466	2010
	9.644142	11.799400	22.35%	60,477	2009
	14.987496	9.644142	-35.65%	63,745	2008
	13.324537	14.987496	12.48%	63,369	2007
	11.545220	13.324537	15.41%	51,264	2006
	10.735848	11.545220	7.54%	35,505	2005
	10.000000	10.735848	7.36%	25,261	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.553792	13.263924	14.80%	55,186	2010
	9.935179	11.553792	16.29%	51,299	2009
	15.715453	9.935179	-36.78%	51,508	2008
	13.649956	15.715453	15.13%	41,007	2007
	11.936658	13.649956	14.35%	31,297	2006
	10.704636	11.936658	11.51%	21,669	2005
	10.000000	10.704636	7.05%	11,266	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.147310	12.208363	20.31%	16,845	2010
	7.322087	10.147310	38.58%	14,587	2009
	13.782912	7.322087	-46.88%	12,195	2008
	9.235115	13.782912	49.24%	6,016	2007
	10.000000	9.235115	-7.65%	1,221	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.990288	16.156723	15.49%	31,047	2010
	8.167233	13.990288	71.30%	35,988	2009
	21.482800	8.167233	-61.98%	33,224	2008
	15.176222	21.482800	41.56%	29,545	2007
	12.258287	15.176222	23.80%	22,510	2006
	10.000000	12.258287	22.58%	2,134	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.996638	12.213036	11.06%	97,546	2010
	8.772140	10.996638	25.36%	96,886	2009
	13.953988	8.772140	-37.14%	103,363	2008
	11.243684	13.953988	21.25%	121,997	2007
	10.850570	11.243684	3.62%	115,678	2006
	9.888249	10.850570	9.73%	102,256	2005
	10.000000	9.888249	-1.12%	69,658	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	13.520896	15.320368	13.31%	40,103	2010
	9.360607	13.520896	44.44%	42,651	2009
	12.136822	9.360607	-22.87%	57,277	2008
	11.846403	12.136822	2.45%	52,817	2007
	10.890211	11.846403	8.78%	52,278	2006
	10.764854	10.890211	1.16%	44,039	2005
	10.000000	10.764854	7.65%	28,729	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	12.631375	14.303569	13.24%	27,918	2010
	10.090715	12.631375	25.18%	31,443	2009
	17.680775	10.090715	-42.93%	41,084	2008
	14.777196	17.680775	19.65%	37,573	2007
	12.380643	14.777196	19.36%	26,696	2006
	10.774571	12.380643	14.91%	20,523	2005
	10.000000	10.774571	7.75%	13,567	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	13.273297	14.939675	12.55%	22,594	2010
	9.823548	13.273297	35.12%	28,065	2009
	17.246904	9.823548	-43.04%	39,716	2008
	15.912231	17.246904	8.39%	49,496	2007
	12.443945	15.912231	27.87%	42,373	2006
	11.347098	12.443945	9.67%	33,914	2005
	10.000000	11.347098	13.47%	21,530	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.275069	14.277886	38.96%	14,776	2010
	7.371922	10.275069	39.38%	13,423	2009
	14.381004	7.371922	-48.74%	17,929	2008
	13.690618	14.381004	5.04%	17,972	2007
	12.361492	13.690618	10.75%	26,138	2006
	10.366838	12.361492	19.24%	20,613	2005
	10.000000	10.366838	3.67%	7,023	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.273217	15.928539	29.78%	26,639	2010
	8.482834	12.273217	44.68%	23,779	2009
	13.484181	8.482834	-37.09%	31,433	2008
	12.138313	13.484181	11.09%	30,105	2007
	11.334146	12.138313	7.10%	15,416	2006
	10.000000	11.334146	13.34%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.715375	10.578672	-1.28%	59,472	2010
	10.752482	10.715375	-0.35%	59,107	2009
	10.666622	10.752482	0.80%	30,263	2008
	10.336265	10.666622	3.20%	14,038	2007
	10.043668	10.336265	2.91%	16,374	2006
	9.933398	10.043668	1.11%	7,452	2005
	10.000000	9.933398	-0.67%	6,371	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	9.163074	10.443113	13.97%	476,404	2010
	7.532160	9.163074	21.65%	485,194	2009
	10.000000	7.532160	-24.68%	484,223	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.811625	10.586887	7.90%	217,164	2010
	8.805292	9.811625	11.43%	110,130	2009
	10.000000	8.805292	-11.95%	23,447	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.348590	10.387197	11.11%	1,035,775	2010
	8.034058	9.348590	16.36%	783,869	2009
	10.000000	8.034058	-19.66%	492,566	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.451221	10.672157	12.92%	1,058,160	2010
	7.937145	9.451221	19.08%	707,435	2009
	10.000000	7.937145	-20.63%	238,012	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.678535	10.595319	9.47%	443,686	2010
	8.522115	9.678535	13.57%	405,510	2009
	10.000000	8.522115	-14.78%	207,045	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	11.062968	14.025164	26.78%	20,358	2010
	9.071602	11.062968	21.95%	19,483	2009
	14.377204	9.071602	-36.90%	17,412	2008
	17.364934	14.377204	-17.21%	19,290	2007
	13.530925	17.364934	28.34%	15,513	2006
	12.375222	13.530925	9.34%	6,226	2005
	10.000000	12.375222	23.75%	681	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Ivy VIP Science and Technology - Q/NQ	15.003955	16.689253	11.23%	40,710	2010
	10.573646	15.003955	41.90%	42,384	2009
	16.213185	10.573646	-34.78%	37,414	2008
	13.215840	16.213185	22.68%	51,027	2007
	12.418537	13.215840	6.42%	51,079	2006
	10.736477	12.418537	15.67%	43,844	2005
	10.000000	10.736477	7.36%	26,758	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.006413	13.990309	27.11%	31,480	2010
	8.281476	11.006413	32.90%	30,129	2009
	13.802274	8.281476	-40.00%	31,575	2008
	12.326127	13.802274	11.98%	33,833	2007
	11.893329	12.326127	3.64%	35,087	2006
	10.679735	11.893329	11.36%	27,255	2005
	10.000000	10.679735	6.80%	18,055	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.224515	13.997922	24.71%	22,288	2010
	8.810190	11.224515	27.40%	19,494	2009
	12.090335	8.810190	-27.13%	20,373	2008
	12.784737	12.090335	-5.43%	26,511	2007
	11.090988	12.784737	15.27%	37,376	2006
	10.794386	11.090988	2.75%	35,444	2005
	10.000000	10.794386	7.94%	18,535	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	10.501151	12.297472	17.11%	49,938	2010
	8.405499	10.501151	24.93%	49,964	2009
	12.873949	8.405499	-34.71%	61,575	2008
	12.808210	12.873949	0.51%	75,399	2007
	11.107867	12.808210	15.31%	86,901	2006
	10.782518	11.107867	3.02%	76,033	2005
	10.000000	10.782518	7.83%	48,728	2004*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.725914	8.736637	13.08%	0	2010
	6.156675	7.725914	25.49%	0	2009
	9.881869	6.156675	-37.70%	0	2008
	10.000000	9.881869	-1.18%	0	2007

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.535143	12.496296	8.33%	19,037	2010
	10.000000	11.535143	15.35%	0	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.094311	13.366494	10.52%	6,158	2010
	10.000000	12.094311	20.94%	0	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.147374	10.600287	4.46%	10,440	2010
	9.429598	10.147374	7.61%	15,520	2009
	10.171246	9.429598	-7.29%	19,249	2008
	10.000000	10.171246	1.71%	9,494	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.919375	9.759304	9.42%	286,277	2010
	7.589203	8.919375	17.53%	342,939	2009
	10.016553	7.589203	-24.23%	358,632	2008
	10.000000	10.016553	0.17%	220,903	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.270400	9.205917	11.31%	598,221	2010
	6.739614	8.270400	22.71%	711,904	2009
	9.957836	6.739614	-32.32%	779,153	2008
	10.000000	9.957836	-0.42%	664,191	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.574405	10.249588	7.05%	97,134	2010
	8.471818	9.574405	13.01%	109,810	2009
	10.108530	8.471818	-16.19%	112,365	2008
	10.000000	10.108530	1.09%	72,102	2007

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.240277	21.688403	7.15%	1,126,595	2010
	16.415989	20.240277	23.30%	1,153,484	2009
	22.436723	16.415989	-26.83%	1,109,040	2008
	15.790884	22.436723	42.09%	833,461	2007
	13.328880	15.790884	18.47%	504,654	2006
	10.877179	13.328880	22.54%	287,019	2005
	10.000000	10.877179	8.77%	140,189	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.598201	13.392410	15.47%	336,892	2010
	10.388885	11.598201	11.64%	302,101	2009
	13.336841	10.388885	-22.10%	297,369	2008
	11.900831	13.336841	12.07%	218,571	2007
	10.852673	11.900831	9.66%	157,831	2006
	10.480806	10.852673	3.55%	140,398	2005
	10.000000	10.480806	4.81%	74,784	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	11.325479	11.841426	4.56%	951,637	2010
	10.718418	11.325479	5.66%	732,251	2009
	10.836806	10.718418	-1.09%	645,482	2008
	10.401822	10.836806	4.18%	435,478	2007
	10.119669	10.401822	2.79%	206,258	2006
	10.099912	10.119669	0.20%	159,627	2005
	10.000000	10.099912	1.00%	82,053	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.764557	14.023793	19.20%	559,546	2010
	9.620542	11.764557	22.29%	528,186	2009
	14.958414	9.620542	-35.68%	542,153	2008
	13.305448	14.958414	12.42%	470,861	2007
	11.534505	13.305448	15.35%	316,253	2006
	10.731311	11.534505	7.48%	214,432	2005
	10.000000	10.731311	7.31%	119,052	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.519656	13.218041	14.74%	528,381	2010
	9.910852	11.519656	16.23%	523,311	2009
	15.684938	9.910852	-36.81%	543,228	2008
	13.630401	15.684938	15.07%	431,823	2007
	11.925581	13.630401	14.30%	260,618	2006
	10.700118	11.925581	11.45%	149,625	2005
	10.000000	10.700118	7.00%	82,219	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.128417	12.179450	20.25%	192,648	2010
	7.312172	10.128417	38.51%	185,813	2009
	13.771261	7.312172	-46.90%	168,508	2008
	9.232018	13.771261	49.17%	82,577	2007
	10.000000	9.232018	-7.68%	30,877	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.957798	16.111040	15.43%	488,306	2010
	8.152394	13.957798	71.21%	496,111	2009
	21.454694	8.152394	-62.00%	451,586	2008
	15.164090	21.454694	41.48%	325,709	2007
	12.254682	15.164090	23.74%	178,928	2006
	10.000000	12.254682	22.55%	56,876	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.964147	12.170781	11.01%	599,829	2010
	8.750654	10.964147	25.30%	587,281	2009
	13.926885	8.750654	-37.17%	591,230	2008
	11.227570	13.926885	21.19%	516,573	2007
	10.840502	11.227570	3.57%	386,809	2006
	9.884076	10.840502	9.68%	306,776	2005
	10.000000	9.884076	-1.16%	185,150	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	13.480992	15.267425	13.25%	584,925	2010
	9.337707	13.480992	44.37%	516,835	2009
	12.113275	9.337707	-22.91%	386,841	2008
	11.829451	12.113275	2.40%	326,759	2007
	10.880121	11.829451	8.73%	205,858	2006
	10.760313	10.880121	1.11%	127,413	2005
	10.000000	10.760313	7.60%	71,527	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	12.594056	14.254102	13.18%	274,714	2010
	10.066010	12.594056	25.11%	274,069	2009
	17.646467	10.066010	-42.96%	259,650	2008
	14.756045	17.646467	19.59%	202,554	2007
	12.369159	14.756045	19.30%	100,676	2006
	10.770016	12.369159	14.85%	56,205	2005
	10.000000	10.770016	7.70%	27,600	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	13.234089	14.888004	12.50%	257,667	2010
	9.799489	13.234089	35.05%	241,436	2009
	17.213417	9.799489	-43.07%	238,111	2008
	15.889443	17.213417	8.33%	218,742	2007
	12.432400	15.889443	27.81%	137,078	2006
	11.342302	12.432400	9.61%	81,884	2005
	10.000000	11.342302	13.42%	27,718	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.244723	14.228528	38.89%	92,051	2010
	7.353860	10.244723	39.31%	83,220	2009
	14.353074	7.353860	-48.76%	77,061	2008
	13.671005	14.353074	4.99%	87,943	2007
	12.350031	13.671005	10.70%	72,266	2006
	10.362461	12.350031	19.18%	45,909	2005
	10.000000	10.362461	3.62%	24,993	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.244733	15.883535	29.72%	252,271	2010
	8.467438	12.244733	44.61%	219,074	2009
	13.466549	8.467438	-37.12%	220,117	2008
	12.128625	13.466549	11.03%	182,602	2007
	11.330819	12.128625	7.04%	88,470	2006
	10.000000	11.330819	13.31%	24,213	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.682830	10.541197	-1.33%	277,644	2010
	10.725261	10.682830	-0.40%	248,753	2009
	10.645014	10.725261	0.75%	268,921	2008
	10.320585	10.645014	3.14%	132,554	2007
	10.033503	10.320585	2.86%	137,842	2006
	9.928364	10.033503	1.06%	60,604	2005
	10.000000	9.928364	-0.72%	58,505	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	9.154551	10.428120	13.91%	406,171	2010
	7.528964	9.154551	21.59%	405,192	2009
	10.000000	7.528964	-24.71%	426,446	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.802497	10.571683	7.85%	972,953	2010
	8.801558	9.802497	11.37%	595,218	2009
	10.000000	8.801558	-11.98%	126,429	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.339885	10.372265	11.05%	4,130,068	2010
	8.030649	9.339885	16.30%	2,617,328	2009
	10.000000	8.030649	-19.69%	950,453	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.442433	10.656841	12.86%	5,542,683	2010
	7.933778	9.442433	19.02%	3,328,031	2009
	10.000000	7.933778	-20.66%	1,694,835	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.669522	10.580091	9.42%	1,250,017	2010
	8.518493	9.669522	13.51%	828,169	2009
	10.000000	8.518493	-14.82%	309,417	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	11.032647	13.979662	26.71%	159,608	2010
	9.051323	11.032647	21.89%	177,918	2009
	14.352365	9.051323	-36.93%	178,537	2008
	17.343772	14.352365	-17.25%	170,008	2007
	13.521259	17.343772	28.27%	125,380	2006
	12.372627	13.521259	9.28%	77,123	2005
	10.000000	12.372627	23.73%	19,411	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.959658	16.631552	11.18%	541,768	2010
	10.547769	14.959658	41.83%	509,581	2009
	16.181716	10.547769	-34.82%	487,796	2008
	13.196907	16.181716	22.62%	387,325	2007
	12.407020	13.196907	6.37%	259,797	2006
	10.731942	12.407020	15.61%	187,578	2005
	10.000000	10.731942	7.32%	117,157	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.973892	13.941905	27.05%	241,819	2010
	8.261190	10.973892	32.84%	224,902	2009
	13.775474	8.261190	-40.03%	211,476	2008
	12.308468	13.775474	11.92%	202,507	2007
	11.882298	12.308468	3.59%	133,723	2006
	10.675229	11.882298	11.31%	100,343	2005
	10.000000	10.675229	6.75%	52,406	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.191372	13.949526	24.65%	164,722	2010
	8.788635	11.191372	27.34%	164,842	2009
	12.066896	8.788635	-27.17%	173,389	2008
	12.766450	12.066896	-5.48%	151,973	2007
	11.080717	12.766450	15.21%	117,790	2006
	10.789832	11.080717	2.70%	96,336	2005
	10.000000	10.789832	7.90%	46,349	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	10.470142	12.254942	17.05%	328,540	2010
	8.384927	10.470142	24.87%	319,493	2009
	12.848961	8.384927	-34.74%	351,323	2008
	12.789868	12.848961	0.46%	331,314	2007
	11.097565	12.789868	15.25%	244,836	2006
	10.777974	11.097565	2.97%	239,298	2005
	10.000000	10.777974	7.78%	127,754	2004*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.715462	8.720405	13.03%	0	2010
	6.151469	7.715462	25.42%	0	2009
	9.878533	6.151469	-37.73%	0	2008
	10.000000	9.878533	-1.21%	0	2007

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.531239	12.485749	8.28%	17,928	2010
	10.000000	11.531239	15.31%	14,734	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.090220	13.355194	10.46%	61,709	2010
	10.000000	12.090220	20.90%	22,732	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.133653	10.580588	4.41%	13,390	2010
	9.421625	10.133653	7.56%	12,015	2009
	10.167804	9.421625	-7.34%	38,694	2008
	10.000000	10.167804	1.68%	12,262	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.907310	9.741172	9.36%	561,114	2010
	7.582777	8.907310	17.47%	481,874	2009
	10.013153	7.582777	-24.27%	355,474	2008
	10.000000	10.013153	0.13%	357,778	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.259207	9.188822	11.26%	886,313	2010
	6.733908	8.259207	22.65%	897,829	2009
	9.954464	6.733908	-32.35%	1,047,393	2008
	10.000000	9.954464	-0.46%	950,772	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.561484	10.230571	7.00%	128,852	2010
	8.464662	9.561484	12.96%	130,207	2009
	10.105112	8.464662	-16.23%	110,503	2008
	10.000000	10.105112	1.05%	117,039	2007

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.754698	24.358030	7.05%	593,410	2010
	18.474043	22.754698	23.17%	589,288	2009
	25.275261	18.474043	-26.91%	615,796	2008
	17.806770	25.275261	41.94%	542,911	2007
	15.045664	17.806770	18.35%	384,601	2006
	12.290595	15.045664	22.42%	241,988	2005
	11.013107	12.290595	11.60%	105,995	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.929041	16.067514	15.35%	179,872	2010
	12.489356	13.929041	11.53%	177,649	2009
	16.049636	12.489356	-22.18%	203,623	2008
	14.336133	16.049636	11.95%	180,619	2007
	13.086714	14.336133	9.55%	137,821	2006
	12.651100	13.086714	3.44%	112,837	2005
	11.790268	12.651100	7.30%	68,581	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	11.880864	12.409519	4.45%	457,109	2010
	11.255442	11.880864	5.56%	397,402	2009
	11.391303	11.255442	-1.19%	367,732	2008
	10.945209	11.391303	4.08%	285,395	2007
	10.659089	10.945209	2.68%	146,988	2006
	10.649046	10.659089	0.09%	118,688	2005
	10.407372	10.649046	2.32%	62,324	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	13.692870	16.305886	19.08%	275,442	2010
	11.208799	13.692870	22.16%	264,159	2009
	17.445641	11.208799	-35.75%	287,794	2008
	15.533665	17.445641	12.31%	296,229	2007
	13.479782	15.533665	15.24%	216,205	2006
	12.553822	13.479782	7.38%	141,679	2005
	11.631880	12.553822	7.93%	81,480	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.582815	13.277054	14.63%	297,148	2010
	9.975304	11.582815	16.11%	293,421	2009
	15.802997	9.975304	-36.88%	330,815	2008
	13.746999	15.802997	14.96%	305,792	2007
	12.039763	13.746999	14.18%	191,189	2006
	10.813502	12.039763	11.34%	128,231	2005
	9.983448	10.813502	8.31%	62,894	2004

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.090761	12.121889	20.13%	101,726	2010
	7.292379	10.090761	38.37%	100,063	2009
	13.747959	7.292379	-46.96%	96,287	2008
	9.225789	13.747959	49.02%	60,571	2007
	10.000000	9.225789	-7.74%	14,677	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.892971	16.019968	15.31%	277,360	2010
	8.122768	13.892971	71.04%	292,930	2009
	21.398539	8.122768	-62.04%	265,224	2008
	15.139843	21.398539	41.34%	251,357	2007
	12.247478	15.139843	23.62%	156,635	2006
	10.000000	12.247478	22.47%	71,851	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.443070	14.907401	10.89%	305,066	2010
	10.740006	13.443070	25.17%	299,337	2009
	17.110386	10.740006	-37.23%	331,260	2008
	13.808103	17.110386	21.07%	333,039	2007
	13.345578	13.808103	3.47%	312,227	2006
	12.180440	13.345578	9.57%	268,596	2005
	11.970044	12.180440	1.76%	185,219	2004

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	16.295613	18.436314	13.14%	279,290	2010
	11.298712	16.295613	44.23%	244,079	2009
	14.672054	11.298712	-22.99%	224,447	2008
	14.342898	14.672054	2.29%	214,892	2007
	13.205219	14.342898	8.62%	141,176	2006
	13.073034	13.205219	1.01%	118,861	2005
	12.080557	13.073034	8.22%	60,932	2004

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	15.652821	17.698105	13.07%	161,184	2010
	12.523471	15.652821	24.99%	158,559	2009
	21.976936	12.523471	-43.02%	145,928	2008
	18.395940	21.976936	19.47%	146,420	2007
	15.435888	18.395940	19.18%	102,015	2006
	13.453864	15.435888	14.73%	65,170	2005
	11.981428	13.453864	12.29%	36,771	2004

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	15.187352	17.068079	12.38%	127,539	2010
	11.257249	15.187352	34.91%	144,774	2009
	19.794184	11.257249	-43.13%	149,154	2008
	18.290336	19.794184	8.22%	162,732	2007
	14.325420	18.290336	27.68%	110,592	2006
	13.082570	14.325420	9.50%	80,380	2005
	10.826540	13.082570	20.84%	25,019	2004

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.712081	14.862557	38.75%	63,238	2010
	7.697150	10.712081	39.17%	55,457	2009
	15.038419	7.697150	-48.82%	55,177	2008
	14.338411	15.038419	4.88%	64,729	2007
	12.966064	14.338411	10.58%	65,955	2006
	10.890358	12.966064	19.06%	51,015	2005
	10.046461	10.890358	8.40%	14,091	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.187896	15.793798	29.59%	147,296	2010
	8.436686	12.187896	44.46%	126,466	2009
	13.431292	8.436686	-37.19%	117,582	2008
	12.109217	13.431292	10.92%	105,841	2007
	11.324149	12.109217	6.93%	57,109	2006
	10.000000	11.324149	13.24%	21,258	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.495288	10.345637	-1.43%	122,318	2010
	10.547671	10.495288	-0.50%	65,419	2009
	10.479382	10.547671	0.65%	193,052	2008
	10.170370	10.479382	3.04%	54,988	2007
	9.897476	10.170370	2.76%	54,706	2006
	9.803676	9.897476	0.96%	16,278	2005
	9.884439	9.803676	-0.82%	27,544	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	9.137492	10.398137	13.80%	263,110	2010
	7.522560	9.137492	21.47%	243,352	2009
	10.000000	7.522560	-24.77%	237,592	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.784243	10.541299	7.74%	262,432	2010
	8.794086	9.784243	11.26%	192,285	2009
	10.000000	8.794086	-12.06%	92,124	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.322498	10.342470	10.94%	779,200	2010
	8.023825	9.322498	16.19%	543,807	2009
	10.000000	8.023825	-19.76%	360,966	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.424839	10.626202	12.75%	1,301,638	2010
	7.927036	9.424839	18.89%	1,041,984	2009
	10.000000	7.927036	-20.73%	434,705	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.651528	10.549700	9.31%	408,404	2010
	8.511263	9.651528	13.40%	334,832	2009
	10.000000	8.511263	-14.89%	189,531	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.972156	13.888934	26.58%	122,002	2010
	9.010845	10.972156	21.77%	119,523	2009
	14.302763	9.010845	-37.00%	151,465	2008
	17.301487	14.302763	-17.33%	165,422	2007
	13.501937	17.301487	28.14%	139,421	2006
	12.367457	13.501937	9.17%	97,560	2005
	10.000000	12.367457	23.67%	24,661	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	20.393015	22.649175	11.06%	210,124	2010
	14.393314	20.393015	41.68%	217,463	2009
	22.103782	14.393314	-34.88%	211,431	2008
	18.045012	22.103782	22.49%	218,382	2007
	16.982126	18.045012	6.26%	180,795	2006
	14.704232	16.982126	15.49%	143,655	2005
	12.841368	14.704232	14.51%	79,285	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	15.977772	20.278583	26.92%	123,145	2010
	12.040342	15.977772	32.70%	114,543	2009
	20.097625	12.040342	-40.09%	112,979	2008
	17.975680	20.097625	11.80%	123,083	2007
	17.370865	17.975680	3.48%	110,991	2006
	15.622012	17.370865	11.19%	86,475	2005
	13.876442	15.622012	12.58%	43,025	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.630464	15.727345	24.52%	94,030	2010
	9.928826	12.630464	27.21%	97,051	2009
	13.646252	9.928826	-27.24%	109,430	2008
	14.452122	13.646252	-5.58%	118,644	2007
	12.556513	14.452122	15.10%	111,150	2006
	12.239257	12.556513	2.59%	104,734	2005
	10.802922	12.239257	13.30%	45,734	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	13.767362	16.097926	16.93%	169,701	2010
	11.036676	13.767362	24.74%	158,773	2009
	16.929690	11.036676	-34.81%	172,200	2008
	16.869028	16.929690	0.36%	191,183	2007
	14.651796	16.869028	15.13%	167,350	2006
	14.244230	14.651796	2.86%	165,167	2005
	12.607472	14.244230	12.98%	89,955	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.694577	8.687982	12.91%	154	2010
	6.141041	7.694577	25.30%	155	2009
	9.871824	6.141041	-37.79%	155	2008
	10.000000	9.871824	-1.28%	0	2007

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.523426	12.464635	8.17%	8,318	2010
	10.000000	11.523426	15.23%	3,093	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.082047	13.332645	10.35%	6,749	2010
	10.000000	12.082047	20.82%	5,124	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.106257	10.541287	4.30%	8,415	2010
	9.405694	10.106257	7.45%	8,412	2009
	10.160913	9.405694	-7.43%	3,445	2008
	10.000000	10.160913	1.61%	5,617	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.883220	9.704976	9.25%	178,809	2010
	7.569944	8.883220	17.35%	179,117	2009
	10.006367	7.569944	-24.35%	186,448	2008
	10.000000	10.006367	0.06%	206,369	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.236870	9.154678	11.14%	386,829	2010
	6.722513	8.236870	22.53%	457,624	2009
	9.947717	6.722513	-32.42%	488,626	2008
	10.000000	9.947717	-0.52%	467,129	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.535596	10.192533	6.89%	34,430	2010
	8.450318	9.535596	12.84%	40,769	2009
	10.098252	8.450318	-16.32%	34,691	2008
	10.000000	10.098252	0.98%	29,024	2007

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.061438	21.464104	6.99%	349,216	2010
	16.295699	20.061438	23.11%	294,383	2009
	22.306283	16.295699	-26.95%	234,545	2008
	15.723092	22.306283	41.87%	189,689	2007
	13.291807	15.723092	18.29%	122,073	2006
	10.863389	13.291807	22.35%	85,785	2005
	10.000000	10.863389	8.63%	34,325	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.495638	13.253800	15.29%	92,200	2010
	10.312698	11.495638	11.47%	60,287	2009
	13.259227	10.312698	-22.22%	52,640	2008
	11.849683	13.259227	11.90%	53,374	2007
	10.822453	11.849683	9.49%	45,623	2006
	10.467514	10.822453	3.39%	30,356	2005
	10.000000	10.467514	4.68%	4,284	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	11.225400	11.718943	4.40%	227,792	2010
	10.639881	11.225400	5.50%	149,033	2009
	10.773771	10.639881	-1.24%	100,435	2008
	10.357146	10.773771	4.02%	75,746	2007
	10.091515	10.357146	2.63%	54,783	2006
	10.087111	10.091515	0.04%	43,206	2005
	10.000000	10.087111	0.87%	8,808	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.660518	13.878654	19.02%	111,319	2010
	9.549989	11.660518	22.10%	93,176	2009
	14.871399	9.549989	-35.78%	76,763	2008
	13.248312	14.871399	12.25%	75,063	2007
	11.502428	13.248312	15.18%	53,276	2006
	10.717718	11.502428	7.32%	25,494	2005
	10.000000	10.717718	7.18%	10,540	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.417794	13.081254	14.57%	153,997	2010
	9.838189	11.417794	16.06%	125,920	2009
	15.593713	9.838189	-36.91%	92,029	2008
	13.571877	15.593713	14.90%	102,186	2007
	11.892408	13.571877	14.12%	72,996	2006
	10.686558	11.892408	11.28%	43,469	2005
	10.000000	10.686558	6.87%	19,940	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.071963	12.093154	20.07%	85,434	2010
	7.282488	10.071963	38.30%	75,726	2009
	13.736314	7.282488	-46.98%	58,259	2008
	9.222681	13.736314	48.94%	23,585	2007
	10.000000	9.222681	-7.77%	7,544	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.860664	15.974616	15.25%	106,146	2010
	8.108001	13.860664	70.95%	104,558	2009
	21.370513	8.108001	-62.06%	74,095	2008
	15.127723	21.370513	41.27%	47,015	2007
	12.243870	15.127723	23.55%	29,530	2006
	10.000000	12.243870	22.44%	7,192	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.867194	12.044824	10.84%	81,857	2010
	8.686482	10.867194	25.10%	58,457	2009
	13.845865	8.686482	-37.26%	41,042	2008
	11.179337	13.845865	21.01%	49,515	2007
	10.810334	11.179337	3.41%	48,327	2006
	9.871540	10.810334	9.51%	44,840	2005
	10.000000	9.871540	-1.28%	17,197	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	13.361826	15.109456	13.08%	142,878	2010
	9.269249	13.361826	44.15%	83,025	2009
	12.042796	9.269249	-23.03%	52,777	2008
	11.778637	12.042796	2.24%	70,575	2007
	10.849842	11.778637	8.56%	60,047	2006
	10.746685	10.849842	0.96%	50,276	2005
	10.000000	10.746685	7.47%	24,814	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	12.482690	14.106597	13.01%	64,851	2010
	9.992192	12.482690	24.92%	51,598	2009
	17.543823	9.992192	-43.04%	47,152	2008
	14.692667	17.543823	19.41%	41,278	2007
	12.334743	14.692667	19.12%	23,801	2006
	10.756357	12.334743	14.67%	13,746	2005
	10.000000	10.756357	7.56%	3,169	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	13.117042	14.733927	12.33%	88,780	2010
	9.727637	13.117042	34.84%	71,352	2009
	17.113300	9.727637	-43.16%	43,578	2008
	15.821211	17.113300	8.17%	46,229	2007
	12.397816	15.821211	27.61%	31,101	2006
	11.327932	12.397816	9.44%	29,283	2005
	10.000000	11.327932	13.28%	5,146	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.154083	14.081223	38.68%	20,162	2010
	7.299908	10.154083	39.10%	20,681	2009
	14.269552	7.299908	-48.84%	18,077	2008
	13.612277	14.269552	4.83%	16,728	2007
	12.315672	13.612277	10.53%	10,573	2006
	10.349311	12.315672	19.00%	7,102	2005
	10.000000	10.349311	3.49%	387	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.159572	15.749092	29.52%	41,419	2010
	8.421348	12.159572	44.39%	28,265	2009
	13.413699	8.421348	-37.22%	14,840	2008
	12.099518	13.413699	10.86%	17,260	2007
	11.320806	12.099518	6.88%	16,953	2006
	10.000000	11.320806	13.21%	2,259	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.585692	10.429456	-1.48%	49,122	2010
	10.643928	10.585692	-0.55%	32,084	2009
	10.580386	10.643928	0.60%	32,531	2008
	10.273641	10.580386	2.99%	18,641	2007
	10.003040	10.273641	2.71%	16,354	2006
	9.913259	10.003040	0.91%	2,968	2005
	10.000000	9.913259	-0.87%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	9.128975	10.383183	13.74%	50,167	2010
	7.519365	9.128975	21.41%	43,989	2009
	10.000000	7.519365	-24.81%	36,535	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.775124	10.526130	7.68%	156,268	2010
	8.790350	9.775124	11.20%	67,802	2009
	10.000000	8.790350	-12.10%	64,735	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.313802	10.327587	10.88%	324,677	2010
	8.020417	9.313802	16.13%	289,425	2009
	10.000000	8.020417	-19.80%	98,404	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.416063	10.610922	12.69%	162,655	2010
	7.923671	9.416063	18.83%	77,713	2009
	10.000000	7.923671	-20.76%	19,096	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.642525	10.534505	9.25%	280,859	2010
	8.507650	9.642525	13.34%	181,410	2009
	10.000000	8.507650	-14.92%	114,984	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.942016	13.843765	26.52%	49,404	2010
	8.990664	10.942016	21.70%	48,000	2009
	14.278028	8.990664	-37.03%	32,840	2008
	17.280393	14.278028	-17.37%	31,684	2007
	13.492294	17.280393	28.08%	26,935	2006
	12.364878	13.492294	9.12%	29,220	2005
	10.000000	12.364878	23.65%	8,105	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.827341	16.459382	11.01%	101,525	2010
	10.470400	14.827341	41.61%	83,452	2009
	16.087552	10.470400	-34.92%	61,099	2008
	13.140207	16.087552	22.43%	60,444	2007
	12.372492	13.140207	6.21%	42,514	2006
	10.718332	12.372492	15.43%	40,090	2005
	10.000000	10.718332	7.18%	11,140	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.876831	13.797604	26.85%	45,726	2010
	8.200597	10.876831	32.63%	34,862	2009
	13.695326	8.200597	-40.12%	35,796	2008
	12.255604	13.695326	11.75%	33,298	2007
	11.849247	12.255604	3.43%	27,440	2006
	10.661688	11.849247	11.14%	19,285	2005
	10.000000	10.661688	6.62%	6,475	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.092362	13.805109	24.46%	55,233	2010
	8.724150	11.092362	27.15%	43,858	2009
	11.996652	8.724150	-27.28%	30,345	2008
	12.711600	11.996652	-5.62%	29,833	2007
	11.049879	12.711600	15.04%	27,317	2006
	10.776155	11.049879	2.54%	39,859	2005
	10.000000	10.776155	7.76%	9,461	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	10.377534	12.128100	16.87%	54,107	2010
	8.323428	10.377534	24.68%	45,240	2009
	12.774210	8.323428	-34.84%	56,195	2008
	12.734940	12.774210	0.31%	57,079	2007
	11.066692	12.734940	15.07%	54,964	2006
	10.764313	11.066692	2.81%	58,883	2005
	10.000000	10.764313	7.64%	17,131	2004*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.684145	8.671815	12.85%	0	2010
	6.135831	7.684145	25.23%	0	2009
	9.868477	6.135831	-37.82%	0	2008
	10.000000	9.868477	-1.32%	0	2007

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.519523	12.454099	8.11%	19,144	2010
	10.000000	11.519523	15.20%	1,149	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.077950	13.321369	10.29%	9,956	2010
	10.000000	12.077950	20.78%	1,529	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.092574	10.521669	4.25%	1,260	2010
	9.397725	10.092574	7.39%	1,270	2009
	10.157469	9.397725	-7.48%	1,280	2008
	10.000000	10.157469	1.57%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.871183	9.686920	9.20%	32,344	2010
	7.563530	8.871183	17.29%	21,041	2009
	10.002970	7.563530	-24.39%	10,925	2008
	10.000000	10.002970	0.03%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.225693	9.137618	11.09%	29,530	2010
	6.716809	8.225693	22.46%	30,235	2009
	9.944336	6.716809	-32.46%	19,806	2008
	10.000000	9.944336	-0.56%	12,168	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.522694	10.173575	6.84%	6,260	2010
	8.443170	9.522694	12.79%	6,368	2009
	10.094828	8.443170	-16.36%	6,342	2008
	10.000000	10.094828	0.95%	0	2007

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.002090	21.389752	6.94%	14,897	2010
	16.255753	20.002090	23.05%	15,391	2009
	22.262944	16.255753	-26.98%	14,360	2008
	15.700558	22.262944	41.80%	12,076	2007
	13.279477	15.700558	18.23%	9,308	2006
	10.858799	13.279477	22.29%	2,916	2005
	10.000000	10.858799	8.59%	2,235	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.461625	13.207877	15.24%	2,885	2010
	10.287401	11.461625	11.41%	1,840	2009
	13.233447	10.287401	-22.26%	3,388	2008
	11.832685	13.233447	11.84%	0	2007
	10.812397	11.832685	9.44%	3,255	2006
	10.463080	10.812397	3.34%	0	2005
	10.000000	10.463080	4.63%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	11.192158	11.678304	4.34%	10,956	2010
	10.613764	11.192158	5.45%	18,727	2009
	10.752801	10.613764	-1.29%	21,796	2008
	10.342268	10.752801	3.97%	4,095	2007
	10.082121	10.342268	2.58%	2,033	2006
	10.082836	10.082121	-0.01%	1,935	2005
	10.000000	10.082836	0.83%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.626030	13.830590	18.96%	7,311	2010
	9.526571	11.626030	22.04%	12,009	2009
	14.842481	9.526571	-35.82%	11,953	2008
	13.229301	14.842481	12.19%	7,203	2007
	11.491737	13.229301	15.12%	7,031	2006
	10.713177	11.491737	7.27%	4,421	2005
	10.000000	10.713177	7.13%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.384002	13.035921	14.51%	3,088	2010
	9.814051	11.384002	16.00%	12,674	2009
	15.563384	9.814051	-36.94%	11,901	2008
	13.552396	15.563384	14.84%	7,470	2007
	11.881350	13.552396	14.06%	4,919	2006
	10.682033	11.881350	11.23%	2,096	2005
	10.000000	10.682033	6.82%	2,228	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.053190	12.064496	20.01%	4,197	2010
	7.272605	10.053190	38.23%	4,171	2009
	13.724659	7.272605	-47.01%	3,906	2008
	9.219567	13.724659	48.86%	3,569	2007
	10.000000	9.219567	-7.80%	668	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.828401	15.929340	15.19%	4,485	2010
	8.093238	13.828401	70.86%	7,685	2009
	21.342511	8.093238	-62.08%	6,284	2008
	15.115622	21.342511	41.20%	4,922	2007
	12.240271	15.115622	23.49%	811	2006
	10.000000	12.240271	22.40%	584	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.835040	12.003087	10.78%	10,670	2010
	8.665179	10.835040	25.04%	8,596	2009
	13.501297	8.665179	-37.29%	6,019	2008
	11.163288	13.501297	20.94%	7,533	2007
	10.800291	11.163288	3.36%	7,225	2006
	9.867359	10.800291	9.45%	6,549	2005
	10.000000	9.867359	-1.33%	2,565	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	13.322281	15.057096	13.02%	9,892	2010
	9.246500	13.322281	44.08%	13,746	2009
	12.019357	9.246500	-23.07%	15,083	2008
	11.761714	12.019357	2.19%	9,354	2007
	10.839746	11.761714	8.51%	7,739	2006
	10.742128	10.839746	0.91%	5,058	2005
	10.000000	10.742128	7.42%	1,406	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	12.445769	14.057741	12.95%	5,698	2010
	9.967695	12.445769	24.86%	10,759	2009
	17.509720	9.967695	-43.07%	10,614	2008
	14.671593	17.509720	19.34%	6,102	2007
	12.323286	14.671593	19.06%	4,881	2006
	10.751810	12.323286	14.62%	1,567	2005
	10.000000	10.751810	7.52%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	13.078239	14.682892	12.27%	2,238	2010
	9.703785	13.078239	34.77%	2,913	2009
	17.080033	9.703785	-43.19%	1,759	2008
	15.798522	17.080033	8.11%	3,627	2007
	12.386297	15.798522	27.55%	1,662	2006
	11.323140	12.386297	9.39%	0	2005
	10.000000	11.323140	13.23%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.124027	14.032420	38.61%	2,712	2010
	7.281996	10.124027	39.03%	1,950	2009
	14.241805	7.281996	-48.87%	1,786	2008
	13.592740	14.241805	4.78%	2,431	2007
	12.304225	13.592740	10.47%	1,572	2006
	10.344928	12.304225	18.94%	1,240	2005
	10.000000	10.344928	3.45%	1,032	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.131246	15.704438	29.45%	1,001	2010
	8.406008	12.131246	44.32%	4,752	2009
	13.396095	8.406008	-37.25%	2,658	2008
	12.089818	13.396095	10.80%	262	2007
	11.317461	12.089818	6.82%	1,687	2006
	10.000000	11.317461	13.17%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.553476	10.392431	-1.53%	0	2010
	10.616927	10.553476	-0.60%	838	2009
	10.558909	10.616927	0.55%	1,130	2008
	10.258024	10.558909	2.93%	0	2007
	9.992896	10.258024	2.65%	0	2006
	9.908224	9.992896	0.85%	0	2005
	10.000000	9.908224	-0.92%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	9.120453	10.368219	13.68%	31,978	2010
	7.516163	9.120453	21.34%	32,230	2009
	10.000000	7.516163	-24.84%	32,430	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.766020	10.510985	7.63%	0	2010
	8.786618	9.766020	11.15%	0	2009
	10.000000	8.786618	-12.13%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.305097	10.312691	10.83%	0	2010
	8.016999	9.305097	16.07%	0	2009
	10.000000	8.016999	-19.83%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.407268	10.595634	12.63%	6,574	2010
	7.920296	9.407268	18.77%	6,635	2009
	10.000000	7.920296	-20.80%	3,890	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.633537	10.519354	9.20%	2,580	2010
	8.504034	9.633537	13.28%	2,561	2009
	10.000000	8.504034	-14.96%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.911947	13.798726	26.46%	4,196	2010
	8.970521	10.911947	21.64%	4,609	2009
	14.253313	8.970521	-37.06%	4,582	2008
	17.259294	14.253313	-17.42%	5,173	2007
	13.482646	17.259294	28.01%	5,369	2006
	12.362288	13.482646	9.06%	1,646	2005
	10.000000	12.362288	23.62%	1,247	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.783478	16.402375	10.95%	7,465	2010
	10.444727	14.783478	41.54%	7,758	2009
	16.056280	10.444727	-34.95%	7,125	2008
	13.121359	16.056280	22.37%	8,505	2007
	12.361004	13.121359	6.15%	5,050	2006
	10.713795	12.361004	15.37%	1,300	2005
	10.000000	10.713795	7.14%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.844627	13.749767	26.79%	933	2010
	8.180472	10.844627	32.57%	978	2009
	13.668679	8.180472	-40.15%	977	2008
	12.238008	13.668679	11.69%	2,319	2007
	11.838237	12.238008	3.38%	474	2006
	10.657176	11.838237	11.08%	490	2005
	10.000000	10.657176	6.57%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.059537	13.757268	24.39%	3,632	2010
	8.702755	11.059537	27.08%	5,410	2009
	11.973328	8.702755	-27.32%	5,096	2008
	12.693366	11.973328	-5.67%	4,724	2007
	11.039613	12.693366	14.98%	3,897	2006
	10.771587	11.039613	2.49%	329	2005
	10.000000	10.771587	7.72%	313	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	10.346824	12.086074	16.81%	1,893	2010
	8.303010	10.346824	24.62%	975	2009
	12.749368	8.303010	-34.88%	1,003	2008
	12.716664	12.749368	0.26%	2,773	2007
	11.056402	12.716664	15.02%	1,175	2006
	10.759749	11.056402	2.76%	1,188	2005
	10.000000	10.759749	7.60%	310	2004*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.673725	8.655657	12.80%	0	2010
	6.130624	7.673725	25.17%	0	2009
	9.865127	6.130624	-37.86%	0	2008
	10.000000	9.865127	-1.35%	0	2007

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.515622	12.443560	8.06%	0	2010
	10.000000	11.515622	15.16%	0	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.073858	13.310100	10.24%	0	2010
	10.000000	12.073858	20.74%	0	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.078905	10.502096	4.20%	0	2010
	9.389759	10.078905	7.34%	0	2009
	10.154020	9.389759	-7.53%	0	2008
	10.000000	10.154020	1.54%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.859163	9.668892	9.14%	0	2010
	7.557116	8.859163	17.23%	0	2009
	9.999573	7.557116	-24.43%	0	2008
	10.000000	9.999573	0.00%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.214555	9.120625	11.03%	9,113	2010
	6.711115	8.214555	22.40%	9,916	2009
	9.940964	6.711115	-32.49%	10,869	2008
	10.000000	9.940964	-0.59%	11,680	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.509791	10.154633	6.78%	0	2010
	8.436012	9.509791	12.73%	0	2009
	10.091406	8.436012	-16.40%	0	2008
	10.000000	10.091406	0.91%	0	2007

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.942921	21.315656	6.88%	467,186	2010
	16.215891	19.942921	22.98%	460,572	2009
	22.219629	16.215891	-27.02%	399,809	2008
	15.678007	22.219629	41.72%	311,111	2007
	13.267127	15.678007	18.17%	227,216	2006
	10.854199	13.267127	22.23%	148,085	2005
	10.000000	10.854199	8.54%	77,577	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.427698	13.162094	15.18%	91,873	2010
	10.262167	11.427698	11.36%	87,810	2009
	13.207700	10.262167	-22.30%	80,722	2008
	11.815702	13.207700	11.78%	81,577	2007
	10.802354	11.815702	9.38%	60,764	2006
	10.458657	10.802354	3.29%	56,694	2005
	10.000000	10.458657	4.59%	42,011	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	11.159039	11.637836	4.29%	217,411	2010
	10.587737	11.159039	5.40%	149,766	2009
	10.731879	10.587737	-1.34%	136,662	2008
	10.327421	10.731879	3.92%	122,255	2007
	10.072747	10.327421	2.53%	64,547	2006
	10.078564	10.072747	-0.06%	51,687	2005
	10.000000	10.078564	0.79%	15,166	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.591578	13.782607	18.90%	161,393	2010
	9.503181	11.591578	21.98%	133,518	2009
	14.813591	9.503181	-35.85%	140,750	2008
	13.210298	14.813591	12.14%	134,003	2007
	11.481042	13.210298	15.06%	112,979	2006
	10.708638	11.481042	7.21%	76,194	2005
	10.000000	10.708638	7.09%	51,785	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.350306	12.990735	14.45%	165,630	2010
	9.789971	11.350306	15.94%	159,853	2009
	15.533102	9.789971	-36.97%	162,325	2008
	13.532936	15.533102	14.78%	160,916	2007
	11.870306	13.532936	14.01%	127,682	2006
	10.677507	11.870306	11.17%	90,106	2005
	10.000000	10.677507	6.78%	45,208	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.034428	12.035883	19.95%	71,429	2010
	7.262739	10.034428	38.16%	73,537	2009
	13.713029	7.262739	-47.04%	62,758	2008
	9.216455	13.713029	48.79%	33,270	2007
	10.000000	9.216455	-7.84%	8,108	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.796209	15.884197	15.13%	151,111	2010
	8.078499	13.796209	70.78%	138,798	2009
	21.314520	8.078499	-62.10%	117,875	2008
	15.103507	21.314520	41.12%	114,529	2007
	12.236657	15.103507	23.43%	72,132	2006
	10.000000	12.236657	22.37%	23,757	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.802950	11.961462	10.72%	239,048	2010
	8.643902	10.802950	24.98%	235,398	2009
	13.792038	8.643902	-37.33%	247,395	2008
	11.147251	13.792038	20.88%	248,460	2007
	10.790246	11.147251	3.31%	209,793	2006
	9.863176	10.790246	9.40%	204,441	2005
	10.000000	9.863176	-1.37%	126,272	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	13.282870	15.004938	12.96%	161,181	2010
	9.223832	13.282870	44.01%	140,877	2009
	11.995987	9.223832	-23.11%	104,643	2008
	11.744848	11.995987	2.14%	131,809	2007
	10.829687	11.744848	8.45%	92,505	2006
	10.737584	10.829687	0.86%	71,872	2005
	10.000000	10.737584	7.38%	43,025	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	12.408904	14.008985	12.89%	83,584	2010
	9.943223	12.408904	24.80%	85,365	2009
	17.475632	9.943223	-43.10%	82,023	2008
	14.650514	17.475632	19.28%	100,316	2007
	12.311824	14.650514	19.00%	72,876	2006
	10.747252	12.311824	14.56%	39,617	2005
	10.000000	10.747252	7.47%	23,213	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	13.039502	14.631973	12.21%	79,022	2010
	9.679962	13.039502	34.71%	91,826	2009
	17.046789	9.679962	-43.22%	83,507	2008
	15.775822	17.046789	8.06%	103,184	2007
	12.374769	15.775822	27.48%	92,833	2006
	11.318339	12.374769	9.33%	69,156	2005
	10.000000	11.318339	13.18%	23,131	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.094030	13.983750	38.53%	43,145	2010
	7.264117	10.094030	38.96%	32,601	2009
	14.214083	7.264117	-48.89%	30,943	2008
	13.573226	14.214083	4.72%	36,774	2007
	12.292790	13.573226	10.42%	33,871	2006
	10.340546	12.292790	18.88%	31,234	2005
	10.000000	10.340546	3.41%	13,189	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.103027	15.659959	29.39%	75,607	2010
	8.390709	12.103027	44.24%	74,910	2009
	13.378526	8.390709	-37.28%	63,393	2008
	12.080134	13.378526	10.75%	55,974	2007
	11.314133	12.080134	6.77%	46,152	2006
	10.000000	11.314133	13.14%	16,307	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.521340	10.355525	-1.58%	52,062	2010
	10.589980	10.521340	-0.65%	51,551	2009
	10.537464	10.589980	0.50%	120,342	2008
	10.242423	10.537464	2.88%	59,957	2007
	9.982757	10.242423	2.60%	53,023	2006
	9.903189	9.982757	0.80%	8,247	2005
	10.000000	9.903189	-0.97%	4,550	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	9.111929	10.353281	13.62%	113,647	2010
	7.512961	9.111929	21.28%	111,269	2009
	10.000000	7.512961	-24.87%	39,034	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.756898	10.495839	7.57%	56,956	2010
	8.782873	9.756898	11.09%	36,266	2009
	10.000000	8.782873	-12.17%	40,011	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.296423	10.297844	10.77%	474,946	2010
	8.013596	9.296423	16.01%	247,694	2009
	10.000000	8.013596	-19.86%	73,270	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.398496	10.580379	12.58%	323,348	2010
	7.916928	9.398496	18.71%	207,513	2009
	10.000000	7.916928	-20.83%	76,056	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.624541	10.504184	9.14%	233,602	2010
	8.500417	9.624541	13.22%	113,796	2009
	10.000000	8.500417	-15.00%	54,345	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.881962	13.753831	26.39%	50,975	2010
	8.950414	10.881962	21.58%	39,994	2009
	14.228624	8.950414	-37.10%	38,395	2008
	17.238217	14.228624	-17.46%	40,845	2007
	13.472997	17.238217	27.95%	56,536	2006
	12.359706	13.472997	9.01%	27,510	2005
	10.000000	12.359706	23.60%	6,968	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.739711	16.345512	10.89%	145,512	2010
	10.419098	14.739711	41.47%	138,202	2009
	16.025035	10.419098	-34.98%	128,707	2008
	13.102513	16.025035	22.31%	157,698	2007
	12.349507	13.102513	6.10%	124,101	2006
	10.709265	12.349507	15.32%	120,803	2005
	10.000000	10.709265	7.09%	51,692	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.812510	13.702098	26.72%	78,629	2010
	8.160393	10.812510	32.50%	75,999	2009
	13.642092	8.160393	-40.18%	63,723	2008
	12.220439	13.642092	11.63%	70,712	2007
	11.827235	12.220439	3.32%	60,152	2006
	10.652666	11.827235	11.03%	66,464	2005
	10.000000	10.652666	6.53%	36,363	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.026783	13.709568	24.33%	62,693	2010
	8.681389	11.026783	27.02%	58,518	2009
	11.950013	8.681389	-27.35%	69,025	2008
	12.675128	11.950013	-5.72%	85,173	2007
	11.029344	12.675128	14.92%	78,622	2006
	10.767029	11.029344	2.44%	71,680	2005
	10.000000	10.767029	7.67%	45,978	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	10.316197	12.044189	16.75%	102,518	2010
	8.282642	10.316197	24.55%	100,993	2009
	12.724572	8.282642	-34.91%	116,058	2008
	12.698426	12.724572	0.21%	129,210	2007
	11.046138	12.698426	14.96%	123,636	2006
	10.755200	11.046138	2.71%	128,205	2005
	10.000000	10.755200	7.55%	84,756	2004*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.663303	8.639511	12.74%	0	2010
	6.125419	7.663303	25.11%	0	2009
	9.861767	6.125419	-37.89%	0	2008
	10.000000	9.861767	-1.38%	0	2007

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.511714	12.433015	8.00%	0	2010
	10.000000	11.511714	15.12%	0	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.069770	13.298836	10.18%	2,195	2010
	10.000000	12.069770	20.70%	2,215	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.065249	10.482535	4.15%	1,545	2010
	9.381805	10.065249	7.28%	0	2009
	10.150568	9.381805	-7.57%	0	2008
	10.000000	10.150568	1.51%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.847150	9.650865	9.08%	88,595	2010
	7.550709	8.847150	17.17%	78,968	2009
	9.996180	7.550709	-24.46%	64,418	2008
	10.000000	9.996180	-0.04%	40,917	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.203416	9.103627	10.97%	99,844	2010
	6.705416	8.203416	22.34%	98,873	2009
	9.937583	6.705416	-32.52%	96,839	2008
	10.000000	9.937583	-0.62%	99,449	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.496897	10.135718	6.73%	38,919	2010
	8.428856	9.496897	12.67%	24,732	2009
	10.087968	8.428856	-16.45%	17,841	2008
	10.000000	10.087968	0.88%	11,981	2007

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.883869	21.241746	6.83%	7,464	2010
	16.176082	19.883869	22.92%	7,327	2009
	22.176381	16.176082	-27.06%	7,682	2008
	15.655484	22.176381	41.65%	8,824	2007
	13.254788	15.655484	18.11%	2,413	2006
	10.849605	13.254788	22.17%	0	2005
	10.000000	10.849605	8.50%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.393851	13.116446	15.12%	1,662	2010
	10.236980	11.393851	11.30%	1,709	2009
	13.181995	10.236980	-22.34%	1,727	2008
	11.798734	13.181995	11.72%	906	2007
	10.792309	11.798734	9.33%	907	2006
	10.454222	10.792309	3.23%	0	2005
	10.000000	10.454222	4.54%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	11.125991	11.597464	4.24%	6,165	2010
	10.561748	11.125991	5.34%	4,861	2009
	10.710986	10.561748	-1.39%	6,476	2008
	10.312580	10.710986	3.86%	9,138	2007
	10.063376	10.312580	2.48%	541	2006
	10.074295	10.063376	-0.11%	0	2005
	10.000000	10.074295	0.74%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.557247	13.734803	18.84%	1,053	2010
	9.479855	11.557247	21.91%	1,137	2009
	14.784757	9.479855	-35.88%	1,017	2008
	13.191326	14.784757	12.08%	2,393	2007
	11.470368	13.191326	15.00%	757	2006
	10.704103	11.470368	7.16%	0	2005
	10.000000	10.704103	7.04%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.316655	12.945638	14.39%	7,877	2010
	9.765921	11.316655	15.88%	7,689	2009
	15.502843	9.765921	-37.01%	6,869	2008
	13.513483	15.502843	14.72%	7,007	2007
	11.859263	13.513483	13.95%	429	2006
	10.672988	11.859263	11.11%	0	2005
	10.000000	10.672988	6.73%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.015701	12.007318	19.88%	2,177	2010
	7.252869	10.015701	38.09%	2,065	2009
	13.701387	7.252869	-47.06%	1,581	2008
	9.213342	13.701387	48.71%	2,065	2007
	10.000000	9.213342	-7.87%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.764038	15.839098	15.08%	4,245	2010
	8.063765	13.764038	70.69%	4,171	2009
	21.286548	8.063765	-62.12%	3,194	2008
	15.091398	21.286548	41.05%	4,417	2007
	12.233048	15.091398	23.37%	1,634	2006
	10.000000	12.233048	22.33%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.770925	11.919938	10.67%	536	2010
	8.622659	10.770925	24.91%	547	2009
	13.765168	8.622659	-37.36%	480	2008
	11.131228	13.765168	20.82%	2,306	2007
	10.780205	11.131228	3.26%	530	2006
	9.858991	10.780205	9.34%	0	2005
	10.000000	9.858991	-1.41%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	13.243517	14.952877	12.91%	4,077	2010
	9.201179	13.243517	43.93%	4,325	2009
	11.972626	9.201179	-23.15%	5,134	2008
	11.727972	11.972626	2.09%	5,914	2007
	10.819604	11.727972	8.40%	0	2006
	10.733033	10.819604	0.81%	0	2005
	10.000000	10.733033	7.33%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	12.372149	13.960390	12.84%	367	2010
	9.918819	12.372149	24.73%	375	2009
	17.441639	9.918819	-43.13%	293	2008
	14.629487	17.441639	19.22%	1,108	2007
	12.300381	14.629487	18.94%	0	2006
	10.742710	12.300381	14.50%	0	2005
	10.000000	10.742710	7.43%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	13.000898	14.581238	12.16%	3,926	2010
	9.656203	13.000898	34.64%	3,737	2009
	17.013612	9.656203	-43.24%	3,449	2008
	15.753171	17.013612	8.00%	3,925	2007
	12.363265	15.753171	27.42%	623	2006
	11.313543	12.363265	9.28%	0	2005
	10.000000	11.313543	13.14%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.064114	13.935222	38.46%	0	2010
	7.246271	10.064114	38.89%	0	2009
	14.186393	7.246271	-48.92%	0	2008
	13.553719	14.186393	4.67%	0	2007
	12.281355	13.553719	10.36%	0	2006
	10.336158	12.281355	18.82%	0	2005
	10.000000	10.336158	3.36%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.074847	15.615560	29.32%	991	2010
	8.375425	12.074847	44.17%	1,138	2009
	13.360973	8.375425	-37.31%	1,151	2008
	12.070453	13.360973	10.69%	1,580	2007
	11.310791	12.070453	6.72%	687	2006
	10.000000	11.310791	13.11%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.489287	10.318731	-1.63%	275	2010
	10.563087	10.489287	-0.70%	230	2009
	10.516050	10.563087	0.45%	0	2008
	10.226837	10.516050	2.83%	0	2007
	9.972621	10.226837	2.55%	0	2006
	9.898154	9.972621	0.75%	0	2005
	10.000000	9.898154	-1.02%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	9.103425	10.338365	13.57%	9,410	2010
	7.509769	9.103425	21.22%	9,636	2009
	10.000000	7.509769	-24.90%	9,700	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.747811	10.480733	7.52%	7,950	2010
	8.779155	9.747811	11.03%	8,138	2009
	10.000000	8.779155	-12.21%	8,193	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.287757	10.283022	10.72%	8,771	2010
	8.010187	9.287757	15.95%	8,981	2009
	10.000000	8.010187	-19.90%	9,041	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.389714	10.565124	12.52%	8,908	2010
	7.913563	9.389714	18.65%	9,122	2009
	10.000000	7.913563	-20.86%	9,183	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.615569	10.489066	9.08%	8,234	2010
	8.496801	9.615569	13.17%	8,430	2009
	10.000000	8.496801	-15.03%	8,486	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.851996	13.708993	26.33%	1,951	2010
	8.930324	10.851996	21.52%	2,463	2009
	14.203946	8.930324	-37.13%	1,838	2008
	17.217135	14.203946	-17.50%	1,721	2007
	13.463339	17.217135	27.88%	636	2006
	12.357120	13.463339	8.95%	0	2005
	10.000000	12.357120	23.57%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.696051	16.288814	10.84%	3,496	2010
	10.393511	14.696051	41.40%	3,680	2009
	15.993844	10.393511	-35.02%	3,973	2008
	13.083691	15.993844	22.24%	3,850	2007
	12.338022	13.083691	6.04%	695	2006
	10.704721	12.338022	15.26%	0	2005
	10.000000	10.704721	7.05%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.780469	13.654551	26.66%	3,602	2010
	8.140342	10.780469	32.43%	3,934	2009
	13.615513	8.140342	-40.21%	3,994	2008
	12.202871	13.615513	11.58%	3,645	2007
	11.816235	12.202871	3.27%	216	2006
	10.648149	11.816235	10.97%	0	2005
	10.000000	10.648149	6.48%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	10.994114	13.662006	24.27%	0	2010
	8.660071	10.994114	26.95%	0	2009
	11.926743	8.660071	-27.39%	0	2008
	12.656919	11.926743	-5.77%	0	2007
	11.019082	12.656919	14.86%	0	2006
	10.762459	11.019082	2.38%	0	2005
	10.000000	10.762459	7.62%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	10.285625	12.002398	16.69%	2,439	2010
	8.262289	10.285625	24.49%	2,665	2009
	12.699784	8.262289	-34.94%	2,516	2008
	12.680167	12.699784	0.15%	2,064	2007
	11.035850	12.680167	14.90%	478	2006
	10.750637	11.035850	2.65%	0	2005
	10.000000	10.750637	7.51%	0	2004*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.652889	8.623393	12.68%	0	2010
	6.120205	7.652889	25.04%	0	2009
	9.858408	6.120205	-37.92%	0	2008
	10.000000	9.858408	-1.42%	0	2007

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.507802	12.422474	7.95%	0	2010
	10.000000	11.507802	15.08%	0	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.065671	13.287558	10.13%	0	2010
	10.000000	12.065671	20.66%	0	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.051594	10.462978	4.09%	0	2010
	9.373847	10.051594	7.23%	0	2009
	10.147119	9.373847	-7.62%	0	2008
	10.000000	10.147119	1.47%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.835148	9.632878	9.03%	0	2010
	7.544302	8.835148	17.11%	0	2009
	9.992781	7.544302	-24.50%	0	2008
	10.000000	9.992781	-0.07%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.192274	9.086654	10.92%	0	2010
	6.699726	8.192274	22.28%	0	2009
	9.934209	6.699726	-32.56%	0	2008
	10.000000	9.934209	-0.66%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.484013	10.116822	6.67%	0	2010
	8.421700	9.484013	12.61%	0	2009
	10.084545	8.421700	-16.49%	0	2008
	10.000000	10.084545	0.85%	0	2007

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.824976	21.168064	6.77%	419,765	2010
	16.136375	19.824976	22.86%	425,876	2009
	22.133217	16.136375	-27.09%	427,583	2008
	15.633000	22.133217	41.58%	426,750	2007
	13.242455	15.633000	18.05%	349,728	2006
	10.844998	13.242455	22.11%	283,573	2005
	10.000000	10.844998	8.45%	156,695	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.360072	13.070918	15.06%	151,632	2010
	10.211826	11.360072	11.24%	150,863	2009
	13.156300	10.211826	-22.38%	155,529	2008
	11.781759	13.156300	11.67%	191,730	2007
	10.782248	11.781759	9.27%	209,852	2006
	10.449787	10.782248	3.18%	210,763	2005
	10.000000	10.449787	4.50%	124,115	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	11.093031	11.557238	4.18%	262,607	2010
	10.535809	11.093031	5.29%	212,835	2009
	10.690109	10.535809	-1.44%	210,915	2008
	10.297745	10.690109	3.81%	180,724	2007
	10.054002	10.297745	2.42%	101,490	2006
	10.070023	10.054002	-0.16%	102,825	2005
	10.000000	10.070023	0.70%	58,894	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.522982	13.687127	18.78%	229,821	2010
	9.456557	11.522982	21.85%	235,752	2009
	14.755950	9.456557	-35.91%	268,082	2008
	13.172355	14.755950	12.02%	285,734	2007
	11.459681	13.172355	14.95%	277,792	2006
	10.699556	11.459681	7.10%	270,825	2005
	10.000000	10.699556	7.00%	154,738	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.283125	12.900728	14.34%	187,632	2010
	9.741936	11.283125	15.82%	208,064	2009
	15.472662	9.741936	-37.04%	230,831	2008
	13.494067	15.472662	14.66%	225,897	2007
	11.848218	13.494067	13.89%	186,161	2006
	10.668454	11.848218	11.06%	147,185	2005
	10.000000	10.668454	6.68%	89,554	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.997008	11.978810	19.82%	35,857	2010
	7.243020	9.997008	38.02%	40,288	2009
	13.689761	7.243020	-47.09%	39,901	2008
	9.210232	13.689761	48.64%	38,063	2007
	10.000000	9.210232	-7.90%	22,229	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.731983	15.794187	15.02%	97,800	2010
	8.049072	13.731983	70.60%	105,787	2009
	21.258617	8.049072	-62.14%	94,815	2008
	15.079307	21.258617	40.98%	101,356	2007
	12.229450	15.079307	23.30%	55,536	2006
	10.000000	12.229450	22.29%	19,980	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.738995	11.878574	10.61%	353,625	2010
	8.601475	10.738995	24.85%	390,809	2009
	13.738354	8.601475	-37.39%	453,064	2008
	11.115227	13.738354	20.76%	494,754	2007
	10.770164	11.115227	3.20%	535,974	2006
	9.854811	10.770164	9.29%	570,595	2005
	10.000000	9.854811	-1.45%	403,720	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	13.204305	14.901024	12.85%	188,345	2010
	9.178588	13.204305	43.86%	165,758	2009
	11.949304	9.178588	-23.19%	135,054	2008
	11.711105	11.949304	2.03%	128,992	2007
	10.809529	11.711105	8.34%	103,108	2006
	10.728483	10.809529	0.76%	87,538	2005
	10.000000	10.728483	7.28%	35,360	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	12.335473	13.911949	12.78%	80,495	2010
	9.894443	12.335473	24.67%	88,368	2009
	17.407648	9.894443	-43.16%	85,259	2008
	14.608443	17.407648	19.16%	87,403	2007
	12.288922	14.608443	18.87%	58,078	2006
	10.738149	12.288922	14.44%	27,153	2005
	10.000000	10.738149	7.38%	14,246	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	12.962342	14.530610	12.10%	73,426	2010
	9.632472	12.962342	34.57%	71,851	2009
	16.980463	9.632472	-43.27%	68,165	2008
	15.730525	16.980463	7.95%	68,442	2007
	12.351758	15.730525	27.35%	48,395	2006
	11.308752	12.351758	9.22%	28,349	2005
	10.000000	11.308752	13.09%	12,521	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.034283	13.886872	38.39%	40,869	2010
	7.228469	10.034283	38.82%	31,992	2009
	14.158773	7.228469	-48.95%	34,426	2008
	13.534240	14.158773	4.61%	42,167	2007
	12.269927	13.534240	10.30%	30,788	2006
	10.331777	12.269927	18.76%	28,477	2005
	10.000000	10.331777	3.32%	17,508	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.046692	15.571250	29.26%	80,444	2010
	8.360150	12.046692	44.10%	80,048	2009
	13.343410	8.360150	-37.35%	75,691	2008
	12.060759	13.343410	10.63%	73,342	2007
	11.307455	12.060759	6.66%	55,555	2006
	10.000000	11.307455	13.07%	14,347	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.457315	10.282047	-1.68%	43,080	2010
	10.536250	10.457315	-0.75%	72,138	2009
	10.494670	10.536250	0.40%	90,088	2008
	10.211267	10.494670	2.78%	52,492	2007
	9.962493	10.211267	2.50%	69,673	2006
	9.893120	9.962493	0.70%	25,944	2005
	10.000000	9.893120	-1.04%	11,736	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	9.094926	10.323461	13.51%	25,974	2010
	7.506569	9.094926	21.16%	26,068	2009
	10.000000	7.506569	-24.93%	26,171	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.738679	10.465598	7.46%	16,071	2010
	8.775405	9.738679	10.98%	4,428	2009
	10.000000	8.775405	-12.25%	2,980	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.279077	10.268188	10.66%	178,973	2010
	8.006784	9.279077	15.89%	147,415	2009
	10.000000	8.006784	-19.93%	78,948	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.380936	10.549878	12.46%	163,001	2010
	7.910188	9.380936	18.59%	60,162	2009
	10.000000	7.910188	-20.90%	27,162	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.606580	10.473936	9.03%	40,072	2010
	8.493176	9.606580	13.11%	30,205	2009
	10.000000	8.493176	-15.07%	7,467	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.822120	13.664319	26.26%	33,493	2010
	8.910273	10.822120	21.46%	31,488	2009
	14.179316	8.910273	-37.16%	39,830	2008
	17.196075	14.179316	-17.54%	38,848	2007
	13.453700	17.196075	27.82%	43,152	2006
	12.354526	13.453700	8.90%	26,744	2005
	10.000000	12.354526	23.55%	7,304	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.652511	16.232307	10.78%	115,178	2010
	10.367994	14.652511	41.32%	108,117	2009
	15.962703	10.367994	-35.05%	103,860	2008
	13.064891	15.962703	22.18%	119,996	2007
	12.326552	13.064891	5.99%	92,209	2006
	10.700187	12.326552	15.20%	73,445	2005
	10.000000	10.700187	7.00%	35,530	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.748503	13.607148	26.60%	72,471	2010
	8.120337	10.748503	32.37%	58,772	2009
	13.588971	8.120337	-40.24%	60,249	2008
	12.185314	13.588971	11.52%	72,418	2007
	11.805225	12.185314	3.22%	66,419	2006
	10.643628	11.805225	10.91%	45,622	2005
	10.000000	10.643628	6.44%	27,208	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	10.961513	13.614577	24.20%	44,710	2010
	8.638788	10.961513	26.89%	35,272	2009
	11.903494	8.638788	-27.43%	38,180	2008
	12.638716	11.903494	-5.82%	39,624	2007
	11.008824	12.638716	14.81%	46,192	2006
	10.757894	11.008824	2.33%	51,041	2005
	10.000000	10.757894	7.58%	21,866	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	10.255141	11.960738	16.63%	186,701	2010
	8.241999	10.255141	24.43%	198,043	2009
	12.675047	8.241999	-34.97%	253,574	2008
	12.661946	12.675047	0.10%	262,529	2007
	11.025583	12.661946	14.84%	273,723	2006
	10.746076	11.025583	2.60%	289,709	2005
	10.000000	10.746076	7.46%	221,769	2004*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.642519	8.607329	12.62%	0	2010
	6.115019	7.642519	24.98%	2,098	2009
	9.855066	6.115019	-37.95%	0	2008
	10.000000	9.855066	-1.45%	0	2007

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.503903	12.411964	7.89%	758	2010
	10.000000	11.503903	15.04%	0	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.061576	13.276309	10.07%	0	2010
	10.000000	12.061576	20.62%	0	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.037949	10.443473	4.04%	6,768	2010
	9.365889	10.037949	7.18%	6,768	2009
	10.143666	9.365889	-7.67%	0	2008
	10.000000	10.143666	1.44%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.823144	9.614905	8.97%	65,996	2010
	7.537884	8.823144	17.05%	28,510	2009
	9.989376	7.537884	-24.54%	21,941	2008
	10.000000	9.989376	-0.11%	7,226	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.181144	9.069692	10.86%	30,708	2010
	6.694024	8.181144	22.22%	44,501	2009
	9.930826	6.694024	-32.59%	37,712	2008
	10.000000	9.930826	-0.69%	11,284	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.471147	10.097963	6.62%	5,141	2010
	8.414561	9.471147	12.56%	6,233	2009
	10.081119	8.414561	-16.53%	4,633	2008
	10.000000	10.081119	0.81%	1,157	2007

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.766216	21.094589	6.72%	17,156	2010
	16.096726	19.766216	22.80%	19,501	2009
	22.090088	16.096726	-27.13%	23,773	2008
	15.610523	22.090088	41.51%	24,591	2007
	13.230130	15.610523	17.99%	21,934	2006
	10.840403	13.230130	22.04%	20,227	2005
	10.000000	10.840403	8.40%	14,327	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.326411	13.025555	15.00%	12,253	2010
	10.186750	11.326411	11.19%	13,438	2009
	13.130677	10.186750	-22.42%	14,862	2008
	11.764827	13.130677	11.61%	14,952	2007
	10.772217	11.764827	9.21%	14,971	2006
	10.445365	10.772217	3.13%	22,626	2005
	10.000000	10.445365	4.45%	9,812	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	11.060142	11.517115	4.13%	8,571	2010
	10.509927	11.060142	5.24%	6,257	2009
	10.669280	10.509927	-1.49%	10,961	2008
	10.282954	10.669280	3.76%	11,592	2007
	10.044654	10.282954	2.37%	9,555	2006
	10.065754	10.044654	-0.21%	7,503	2005
	10.000000	10.065754	0.66%	6,844	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.488828	13.639629	18.72%	20,523	2010
	9.433325	11.488828	21.79%	19,689	2009
	14.727212	9.433325	-35.95%	22,102	2008
	13.153430	14.727212	11.96%	22,989	2007
	11.449027	13.153430	14.89%	23,336	2006
	10.695027	11.449027	7.05%	25,014	2005
	10.000000	10.695027	6.95%	19,844	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.249657	12.855926	14.28%	7,200	2010
	9.717993	11.249657	15.76%	6,980	2009
	15.442506	9.717993	-37.07%	8,211	2008
	13.474667	15.442506	14.60%	8,784	2007
	11.837187	13.474667	13.83%	8,867	2006
	10.663933	11.837187	11.00%	7,059	2005
	10.000000	10.663933	6.64%	5,553	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.978349	11.950360	19.76%	0	2010
	7.233179	9.978349	37.95%	0	2009
	13.678145	7.233179	-47.12%	0	2008
	9.207116	13.678145	48.56%	0	2007
	10.000000	9.207116	-7.93%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.699923	15.749294	14.96%	136	2010
	8.034380	13.699923	70.52%	137	2009
	21.230671	8.034380	-62.16%	137	2008
	15.067189	21.230671	40.91%	137	2007
	12.225828	15.067189	23.24%	137	2006
	10.000000	12.225828	22.26%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.707179	11.837365	10.56%	52,345	2010
	8.580350	10.707179	24.79%	55,631	2009
	13.711597	8.580350	-37.42%	56,707	2008
	11.099249	13.711597	20.70%	65,192	2007
	10.760148	11.099249	3.15%	70,454	2006
	9.850644	10.760148	9.23%	88,238	2005
	10.000000	9.850644	-1.49%	82,218	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	13.165149	14.849276	12.79%	448	2010
	9.156035	13.165149	43.79%	449	2009
	11.926016	9.156035	-23.23%	449	2008
	11.694263	11.926016	1.98%	450	2007
	10.799469	11.694263	8.29%	451	2006
	10.723941	10.799469	0.70%	0	2005
	10.000000	10.723941	7.24%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	12.298901	13.863658	12.72%	0	2010
	9.870127	12.298901	24.61%	0	2009
	17.373728	9.870127	-43.19%	0	2008
	14.587436	17.373728	19.10%	0	2007
	12.277482	14.587436	18.81%	0	2006
	10.733590	12.277482	14.38%	0	2005
	10.000000	10.733590	7.34%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	12.923909	14.480174	12.04%	0	2010
	9.608798	12.923909	34.50%	0	2009
	16.947363	9.608798	-43.30%	0	2008
	15.707900	16.947363	7.89%	0	2007
	12.340254	15.707900	27.29%	0	2006
	11.303958	12.340254	9.17%	0	2005
	10.000000	11.303958	13.04%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.004511	13.838622	38.32%	0	2010
	7.210688	10.004511	38.75%	0	2009
	14.131155	7.210688	-48.97%	0	2008
	13.514765	14.131155	4.56%	0	2007
	12.258504	13.514765	10.25%	0	2006
	10.327389	12.258504	18.70%	0	2005
	10.000000	10.327389	3.27%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.018634	15.527086	29.19%	74	2010
	8.344923	12.018634	44.02%	74	2009
	13.325893	8.344923	-37.38%	74	2008
	12.051086	13.325893	10.58%	75	2007
	11.304117	12.051086	6.61%	75	2006
	10.000000	11.304117	13.04%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.425423	10.245471	-1.73%	2,955	2010
	10.509467	10.425423	-0.80%	18,539	2009
	10.473324	10.509467	0.35%	3,349	2008
	10.195714	10.473324	2.72%	589	2007
	9.952370	10.195714	2.45%	590	2006
	9.888086	9.952370	0.65%	0	2005
	10.000000	9.888086	-1.12%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	9.086419	10.308571	13.45%	0	2010
	7.503371	9.086419	21.10%	0	2009
	10.000000	7.503371	-24.97%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.729589	10.450513	7.41%	0	2010
	8.771673	9.729589	10.92%	0	2009
	10.000000	8.771673	-12.28%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.270396	10.253371	10.60%	0	2010
	8.003363	9.270396	15.83%	0	2009
	10.000000	8.003363	-19.97%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.372177	10.534677	12.40%	0	2010
	7.906812	9.372177	18.53%	0	2009
	10.000000	7.906812	-20.93%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.597598	10.458814	8.97%	0	2010
	8.489561	9.597598	13.05%	0	2009
	10.000000	8.489561	-15.10%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.792324	13.619767	26.20%	0	2010
	8.890277	10.792324	21.39%	0	2009
	14.154722	8.890277	-37.19%	0	2008
	17.175049	14.154722	-17.59%	0	2007
	13.444055	17.175049	27.75%	0	2006
	12.351936	13.444055	8.84%	0	2005
	10.000000	12.351936	23.52%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.609041	16.175927	10.73%	1,379	2010
	10.342497	14.609041	41.25%	1,379	2009
	15.931564	10.342497	-35.08%	1,379	2008
	13.046076	15.931564	22.12%	1,379	2007
	12.315049	13.046076	5.94%	1,379	2006
	10.695639	12.315049	15.14%	1,379	2005
	10.000000	10.695639	6.96%	1,379	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.716623	13.559891	26.53%	1,554	2010
	8.100379	10.716623	32.30%	1,620	2009
	13.562493	8.100379	-40.27%	1,621	2008
	12.167795	13.562493	11.46%	1,622	2007
	11.794236	12.167795	3.17%	1,623	2006
	10.639112	11.794236	10.86%	1,624	2005
	10.000000	10.639112	6.39%	1,625	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	10.929001	13.567294	24.14%	2,172	2010
	8.617549	10.929001	26.82%	265	2009
	11.880302	8.617549	-27.46%	266	2008
	12.620544	11.880302	-5.87%	266	2007
	10.998567	12.620544	14.75%	267	2006
	10.753333	10.998567	2.28%	268	2005
	10.000000	10.753333	7.53%	269	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	10.224701	11.919184	16.57%	20,514	2010
	8.221721	10.224701	24.36%	20,954	2009
	12.650327	8.221721	-35.01%	26,180	2008
	12.643728	12.650327	0.05%	33,088	2007
	11.015308	12.643728	14.78%	33,648	2006
	10.741527	11.015308	2.55%	33,693	2005
	10.000000	10.741527	7.42%	30,560	2004*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.632136	8.591265	12.57%	0	2010
	6.109821	7.632136	24.92%	0	2009
	9.851715	6.109821	-37.98%	0	2008
	10.000000	9.851715	-1.48%	0	2007

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.499991	12.401429	7.84%	0	2010
	10.000000	11.499991	15.00%	0	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.057478	13.265048	10.02%	0	2010
	10.000000	12.057478	20.57%	0	2009

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.024340	10.424008	3.99%	0	2010
	9.357940	10.024340	7.12%	0	2009
	10.140218	9.357940	-7.71%	0	2008
	10.000000	10.140218	1.40%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.811163	9.596956	8.92%	0	2010
	7.531483	8.811163	16.99%	0	2009
	9.985979	7.531483	-24.58%	0	2008
	10.000000	9.985979	-0.14%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.170033	9.052766	10.80%	0	2010
	6.688333	8.170033	22.15%	0	2009
	9.927441	6.688333	-32.63%	0	2008
	10.000000	9.927441	-0.73%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.458287	10.079117	6.56%	0	2010
	8.407406	9.458287	12.50%	0	2009
	10.077679	8.407406	-16.57%	0	2008
	10.000000	10.077679	0.78%	0	2007

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.707613	21.021358	6.67%	1,182,418	2010
	16.057183	19.707613	22.73%	1,314,202	2009
	22.047061	16.057183	-27.17%	1,393,675	2008
	15.588082	22.047061	41.44%	1,260,311	2007
	13.217823	15.588082	17.93%	903,484	2006
	10.835813	13.217823	21.98%	312,465	2005
	10.000000	10.835813	8.36%	31,094	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.292808	12.980315	14.94%	254,956	2010
	10.161694	11.292808	11.13%	272,589	2009
	13.105070	10.161694	-22.46%	295,243	2008
	11.747896	13.105070	11.55%	258,149	2007
	10.762180	11.747896	9.16%	188,996	2006
	10.440925	10.762180	3.08%	90,287	2005
	10.000000	10.440925	4.41%	24,241	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	11.027337	11.477099	4.08%	358,945	2010
	10.484086	11.027337	5.18%	256,544	2009
	10.648471	10.484086	-1.54%	280,514	2008
	10.268144	10.648471	3.70%	264,117	2007
	10.035288	10.268144	2.32%	133,087	2006
	10.061487	10.035288	-0.26%	76,430	2005
	10.000000	10.061487	0.61%	12,667	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.454727	13.592219	18.66%	553,669	2010
	9.410117	11.454727	21.73%	639,237	2009
	14.698474	9.410117	-35.98%	673,148	2008
	13.134476	14.698474	11.91%	644,668	2007
	11.438337	13.134476	14.83%	485,943	2006
	10.690476	11.438337	7.00%	234,209	2005
	10.000000	10.690476	6.90%	22,845	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.216300	12.811286	14.22%	482,577	2010
	9.694109	11.216300	15.70%	537,339	2009
	15.412418	9.694109	-37.10%	559,008	2008
	13.455298	15.412418	14.55%	523,014	2007
	11.826181	13.455298	13.78%	363,355	2006
	10.659419	11.826181	10.95%	145,592	2005
	10.000000	10.659419	6.59%	9,637	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.959699	11.921965	19.70%	56,256	2010
	7.223338	9.959699	37.88%	55,853	2009
	13.666521	7.223338	-47.15%	31,634	2008
	9.204002	13.666521	48.48%	29,876	2007
	10.000000	9.204002	-7.96%	316	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.667983	15.704601	14.90%	41,051	2010
	8.019723	13.667983	70.43%	39,927	2009
	21.202788	8.019723	-62.18%	51,866	2008
	15.055105	21.202788	40.83%	47,279	2007
	12.222219	15.055105	23.18%	26,537	2006
	10.000000	12.222219	22.22%	2,093	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.675388	11.796210	10.50%	742,178	2010
	8.559234	10.675388	24.72%	825,025	2009
	13.684833	8.559234	-37.45%	867,095	2008
	11.083253	13.684833	20.63%	833,293	2007
	10.750100	11.083253	3.10%	670,824	2006
	9.846444	10.750100	9.18%	357,033	2005
	10.000000	9.846444	-1.54%	50,403	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	13.126125	14.797730	12.73%	34,586	2010
	9.133524	13.126125	43.71%	18,396	2009
	11.902773	9.133524	-23.27%	14,768	2008
	11.677448	11.902773	1.93%	13,656	2007
	10.789406	11.677448	8.23%	10,660	2006
	10.719395	10.789406	0.65%	8,089	2005
	10.000000	10.719395	7.19%	3,203	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	12.262405	13.815492	12.67%	18,923	2010
	9.845858	12.262405	24.54%	21,685	2009
	17.339851	9.845858	-43.22%	38,875	2008
	14.566443	17.339851	19.04%	35,206	2007
	12.266044	14.566443	18.75%	13,204	2006
	10.729036	12.266044	14.33%	9,184	2005
	10.000000	10.729036	7.29%	6,314	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	12.885571	14.429880	11.98%	38,117	2010
	9.585178	12.885571	34.43%	34,856	2009
	16.914355	9.585178	-43.33%	19,352	2008
	15.685322	16.914355	7.84%	17,040	2007
	12.328771	15.685322	27.23%	13,054	2006
	11.299160	12.328771	9.11%	6,555	2005
	10.000000	11.299160	12.99%	2,601	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	9.974797	13.790500	38.25%	8,045	2010
	7.192934	9.974797	38.67%	5,456	2009
	14.103582	7.192934	-49.00%	4,310	2008
	13.495307	14.103582	4.51%	4,655	2007
	12.247075	13.495307	10.19%	3,925	2006
	10.323000	12.247075	18.64%	2,436	2005
	10.000000	10.323000	3.23%	854	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.990581	15.482961	29.13%	505,706	2010
	8.329691	11.990581	43.95%	540,863	2009
	13.308372	8.329691	-37.41%	524,793	2008
	12.041399	13.308372	10.52%	500,570	2007
	11.300782	12.041399	6.55%	351,552	2006
	10.000000	11.300782	13.01%	72,504	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.393621	10.209018	-1.78%	74,176	2010
	10.482743	10.393621	-0.85%	116,557	2009
	10.452012	10.482743	0.29%	128,588	2008
	10.180180	10.452012	2.67%	66,094	2007
	9.942254	10.180180	2.39%	44,031	2006
	9.883051	9.942254	0.60%	54,083	2005
	10.000000	9.883051	-1.17%	11,763	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	9.077928	10.293701	13.39%	272,761	2010
	7.500171	9.077928	21.04%	273,857	2009
	10.000000	7.500171	-25.00%	244,195	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.720500	10.435432	7.35%	50,400	2010
	8.767939	9.720500	10.86%	1,176	2009
	10.000000	8.767939	-12.32%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.261745	10.238580	10.55%	416,143	2010
	7.999951	9.261745	15.77%	329,602	2009
	10.000000	7.999951	-20.00%	269,926	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.363404	10.519463	12.35%	572,254	2010
	7.903442	9.363404	18.47%	517,469	2009
	10.000000	7.903442	-20.97%	487,821	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.588625	10.443719	8.92%	333,537	2010
	8.485946	9.588625	12.99%	294,965	2009
	10.000000	8.485946	-15.14%	275,997	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.762600	13.575358	26.13%	7,264	2010
	8.870298	10.762600	21.33%	10,857	2009
	14.130142	8.870298	-37.22%	11,906	2008
	17.154012	14.130142	-17.63%	12,796	2007
	13.434409	17.154012	27.69%	18,850	2006
	12.349343	13.434409	8.79%	4,913	2005
	10.000000	12.349343	23.49%	2,011	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.565706	16.119746	10.67%	27,781	2010
	10.317071	14.565706	41.18%	26,954	2009
	15.900519	10.317071	-35.11%	45,033	2008
	13.027326	15.900519	22.06%	43,373	2007
	12.303593	13.027326	5.88%	19,709	2006
	10.691105	12.303593	15.08%	15,422	2005
	10.000000	10.691105	6.91%	11,057	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.684834	13.512796	26.47%	20,322	2010
	8.080459	10.684834	32.23%	21,253	2009
	13.536054	8.080459	-40.30%	19,996	2008
	12.150289	13.536054	11.41%	18,380	2007
	11.783245	12.150289	3.11%	15,188	2006
	10.634594	11.783245	10.80%	10,417	2005
	10.000000	10.634594	6.35%	7,634	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	10.896555	13.520143	24.08%	55,904	2010
	8.596349	10.896555	26.76%	41,084	2009
	11.857125	8.596349	-27.50%	11,336	2008
	12.602388	11.857125	-5.91%	13,055	2007
	10.988323	12.602388	14.69%	10,518	2006
	10.748772	10.988323	2.23%	8,498	2005
	10.000000	10.748772	7.49%	6,955	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	10.194381	11.877782	16.51%	459,011	2010
	8.201513	10.194381	24.30%	511,311	2009
	12.625678	8.201513	-35.04%	554,617	2008
	12.625552	12.625678	0.00%	544,799	2007
	11.005056	12.625552	14.73%	418,703	2006
	10.736971	11.005056	2.50%	280,440	2005
	10.000000	10.736971	7.37%	33,347	2004*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.621753	8.575212	12.51%	78,481	2010
	6.104611	7.621753	24.85%	78,748	2009
	9.848355	6.104611	-38.01%	85,191	2008
	10.000000	9.848355	-1.52%	86,264	2007

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.496080	12.390907	7.78%	1,841	2010
	10.000000	11.496080	14.96%	0	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.053380	13.253792	9.96%	0	2010
	10.000000	12.053380	20.53%	0	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.010718	10.404539	3.93%	18,739	2010
	9.349985	10.010718	7.07%	16,876	2009
	10.136764	9.349985	-7.76%	16,887	2008
	10.000000	10.136764	1.37%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.799181	9.579027	8.86%	248,919	2010
	7.525077	8.799181	16.93%	262,949	2009
	9.982586	7.525077	-24.62%	297,214	2008
	10.000000	9.982586	-0.17%	204,766	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.158942	9.035887	10.75%	255,164	2010
	6.682658	8.158942	22.09%	263,386	2009
	9.924073	6.682658	-32.66%	310,899	2008
	10.000000	9.924073	-0.76%	191,467	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.445438	10.060307	6.51%	125,469	2010
	8.400258	9.445438	12.44%	123,425	2009
	10.074251	8.400258	-16.62%	137,197	2008
	10.000000	10.074251	0.74%	129,475	2007

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.649151	20.948329	6.61%	312,557	2010
	16.017704	19.649151	22.67%	349,832	2009
	22.004077	16.017704	-27.21%	355,337	2008
	15.565649	22.004077	41.36%	344,723	2007
	13.205502	15.565649	17.87%	319,401	2006
	10.831206	13.205502	21.92%	167,734	2005
	10.000000	10.831206	8.31%	85,801	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.259293	12.935204	14.88%	107,525	2010
	10.136693	11.259293	11.07%	112,930	2009
	13.079495	10.136693	-22.50%	126,965	2008
	11.730976	13.079495	11.50%	132,969	2007
	10.752145	11.730976	9.10%	125,495	2006
	10.436492	10.752145	3.02%	99,480	2005
	10.000000	10.436492	4.36%	64,177	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.994627	11.437232	4.03%	112,134	2010
	10.458316	10.994627	5.13%	60,622	2009
	10.627711	10.458316	-1.59%	76,628	2008
	10.253378	10.627711	3.65%	68,556	2007
	10.025939	10.253378	2.27%	45,135	2006
	10.057219	10.025939	-0.31%	38,829	2005
	10.000000	10.057219	0.57%	32,843	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.420729	13.544989	18.60%	198,191	2010
	9.386964	11.420729	21.67%	199,564	2009
	14.669808	9.386964	-36.01%	218,952	2008
	13.115589	14.669808	11.85%	229,941	2007
	11.427682	13.115589	14.77%	232,951	2006
	10.685943	11.427682	6.94%	156,851	2005
	10.000000	10.685943	6.86%	78,751	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.182998	12.766747	14.16%	154,404	2010
	9.670256	11.182998	15.64%	182,999	2009
	15.382357	9.670256	-37.13%	189,797	2008
	13.435932	15.382357	14.49%	189,128	2007
	11.815157	13.435932	13.72%	188,185	2006
	10.654894	11.815157	10.89%	133,684	2005
	10.000000	10.654894	6.55%	82,765	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.941071	11.893610	19.64%	5,219	2010
	7.213509	9.941071	37.81%	3,515	2009
	13.654905	7.213509	-47.17%	2,911	2008
	9.200892	13.654905	48.41%	238	2007
	10.000000	9.200892	-7.99%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.636062	15.659957	14.84%	13,006	2010
	8.005079	13.636062	70.34%	9,992	2009
	21.174907	8.005079	-62.20%	9,302	2008
	15.043015	21.174907	40.76%	8,480	2007
	12.218605	15.043015	23.12%	8,695	2006
	10.000000	12.218605	22.19%	89	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.643695	11.755208	10.44%	264,205	2010
	8.538172	10.643695	24.66%	295,677	2009
	13.658127	8.538172	-37.49%	340,186	2008
	11.067291	13.658127	20.57%	360,931	2007
	10.740073	11.067291	3.05%	386,433	2006
	9.842260	10.740073	9.12%	305,484	2005
	10.000000	9.842260	-1.58%	186,333	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	13.087181	14.746307	12.68%	12,472	2010
	9.111064	13.087181	43.64%	9,619	2009
	11.879554	9.111064	-23.30%	11,015	2008
	11.660646	11.879554	1.88%	16,683	2007
	10.779362	11.660646	8.18%	16,908	2006
	10.714851	10.779362	0.60%	16,169	2005
	10.000000	10.714851	7.15%	14,000	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	12.226013	13.767474	12.61%	3,517	2010
	9.821633	12.226013	24.48%	3,644	2009
	17.306037	9.821633	-43.25%	3,543	2008
	14.545478	17.306037	18.98%	2,888	2007
	12.254611	14.545478	18.69%	3,147	2006
	10.724482	12.254611	14.27%	7,671	2005
	10.000000	10.724482	7.24%	6,836	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	12.847317	14.379715	11.93%	8,695	2010
	9.561586	12.847317	34.36%	8,940	2009
	16.881345	9.561586	-43.36%	11,366	2008
	15.662729	16.881345	7.78%	12,999	2007
	12.317269	15.662729	27.16%	13,171	2006
	11.294362	12.317269	9.06%	7,922	2005
	10.000000	11.294362	12.94%	6,445	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	9.945187	13.742575	38.18%	4,977	2010
	7.175236	9.945187	38.60%	1,715	2009
	14.076076	7.175236	-49.03%	2,378	2008
	13.475888	14.076076	4.45%	2,494	2007
	12.235666	13.475888	10.14%	2,557	2006
	10.318622	12.235666	18.58%	4,922	2005
	10.000000	10.318622	3.19%	4,711	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.962599	15.438969	29.06%	106,948	2010
	8.314481	11.962599	43.88%	118,509	2009
	13.290861	8.314481	-37.44%	116,994	2008
	12.031718	13.290861	10.47%	116,407	2007
	11.297430	12.031718	6.50%	95,815	2006
	10.000000	11.297430	12.97%	16,809	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.361883	10.172658	-1.83%	13,723	2010
	10.456061	10.361883	-0.90%	10,448	2009
	10.430723	10.456061	0.24%	14,547	2008
	10.164653	10.430723	2.62%	4,802	2007
	9.932138	10.164653	2.34%	2,696	2006
	9.878015	9.932138	0.55%	46	2005
	10.000000	9.878015	-1.22%	1,704	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	9.069429	10.278814	13.33%	4,346	2010
	7.496967	9.069429	20.97%	241	2009
	10.000000	7.496967	-25.03%	242	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.711416	10.420375	7.30%	2,872	2010
	8.764199	9.711416	10.81%	1,590	2009
	10.000000	8.764199	-12.36%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.253067	10.223797	10.49%	25,348	2010
	7.996534	9.253067	15.71%	15,149	2009
	10.000000	7.996534	-20.03%	15,155	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.354645	10.504269	12.29%	55,822	2010
	7.900075	9.354645	18.41%	55,856	2009
	10.000000	7.900075	-21.00%	73,043	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.579668	10.428655	8.86%	15,255	2010
	8.482335	9.579668	12.94%	584	2009
	10.000000	8.482335	-15.18%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.732905	13.531023	26.07%	7,519	2010
	8.850357	10.732905	21.27%	7,701	2009
	14.105608	8.850357	-37.26%	7,882	2008
	17.133009	14.105608	-17.67%	9,139	2007
	13.424770	17.133009	27.62%	11,478	2006
	12.346755	13.424770	8.73%	3,537	2005
	10.000000	12.346755	23.47%	3,328	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.522454	16.063696	10.61%	17,729	2010
	10.291679	14.522454	41.11%	11,347	2009
	15.869485	10.291679	-35.15%	15,137	2008
	13.008552	15.869485	21.99%	14,362	2007
	12.292110	13.008552	5.83%	15,062	2006
	10.686559	12.292110	15.02%	11,240	2005
	10.000000	10.686559	6.87%	10,545	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.653082	13.465783	26.40%	8,432	2010
	8.060555	10.653082	32.16%	8,598	2009
	13.509619	8.060555	-40.33%	9,386	2008
	12.132786	13.509619	11.35%	10,438	2007
	11.772263	12.132786	3.06%	10,473	2006
	10.630079	11.772263	10.74%	9,320	2005
	10.000000	10.630079	6.30%	4,767	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	10.864205	13.473141	24.01%	8,065	2010
	8.575191	10.864205	26.69%	6,260	2009
	11.833990	8.575191	-27.54%	6,360	2008
	12.584244	11.833990	-5.96%	6,781	2007
	10.978092	12.584244	14.63%	6,830	2006
	10.744213	10.978092	2.18%	6,070	2005
	10.000000	10.744213	7.44%	5,462	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	10.164102	11.836480	16.45%	163,912	2010
	8.181322	10.164102	24.24%	195,239	2009
	12.601031	8.181322	-35.07%	221,340	2008
	12.607367	12.601031	-0.05%	228,453	2007
	10.994794	12.607367	14.67%	237,450	2006
	10.732402	10.994794	2.44%	201,596	2005
	10.000000	10.732402	7.32%	141,576	2004*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.611390	8.559205	12.45%	135,466	2010
	6.099424	7.611390	24.79%	136,572	2009
	9.845005	6.099424	-38.05%	136,579	2008
	10.000000	9.845005	-1.55%	46,984	2007

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.492168	12.380379	7.73%	0	2010
	10.000000	11.492168	14.92%	0	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.049283	13.242541	9.90%	0	2010
	10.000000	12.049283	20.49%	0	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	9.997115	10.385107	3.88%	0	2010
	9.342042	9.997115	7.01%	0	2009
	10.133307	9.342042	-7.81%	0	2008
	10.000000	10.133307	1.33%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.787228	9.561153	8.81%	27,884	2010
	7.518678	8.787228	16.87%	27,782	2009
	9.979182	7.518678	-24.66%	28,203	2008
	10.000000	9.979182	-0.21%	38,015	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.147840	9.018991	10.69%	51,617	2010
	6.676967	8.147840	22.03%	51,736	2009
	9.920693	6.676967	-32.70%	51,457	2008
	10.000000	9.920693	-0.79%	45,871	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.432606	10.041527	6.46%	2,204	2010
	8.393127	9.432606	12.38%	2,315	2009
	10.070829	8.393127	-16.66%	1,527	2008
	10.000000	10.070829	0.71%	1,756	2007

Optional Benefits Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.590833	20.875520	6.56%	146,047	2010
	15.978295	19.590833	22.61%	157,813	2009
	21.961143	15.978295	-27.24%	161,561	2008
	15.543234	21.961143	41.29%	185,032	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.225837	12.890191	14.83%	36,007	2010
	10.111736	11.225837	11.02%	39,901	2009
	13.053965	10.111736	-22.54%	41,476	2008
	11.714074	13.053965	11.44%	36,925	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.961970	11.397455	3.97%	62,941	2010
	10.432563	10.961970	5.07%	38,468	2009
	10.606937	10.432563	-1.64%	34,618	2008
	10.238576	10.606937	3.60%	27,800	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.386834	13.497907	18.54%	82,049	2010
	9.363870	11.386834	21.60%	88,828	2009
	14.641180	9.363870	-36.04%	95,520	2008
	13.096694	14.641180	11.79%	110,897	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.149795	12.722355	14.10%	61,156	2010
	9.646451	11.149795	15.58%	67,021	2009
	15.352332	9.646451	-37.17%	71,285	2008
	13.416582	15.352332	14.43%	84,765	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.922486	11.865330	19.58%	0	2010
	7.203690	9.922486	37.74%	0	2009
	13.643292	7.203690	-47.20%	0	2008
	9.197778	13.643292	48.33%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.604220	15.615427	14.78%	951	2010
	7.990454	13.604220	70.26%	951	2009
	21.147056	7.990454	-62.21%	1,659	2008
	15.030923	21.147056	40.69%	1,400	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.612085	11.714331	10.39%	106,518	2010
	8.517155	10.612085	24.60%	124,356	2009
	13.631476	8.517155	-37.52%	140,231	2008
	11.051367	13.631476	20.51%	144,351	2007

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	13.048340	14.695062	12.62%	491	2010
	9.088653	13.048340	43.57%	491	2009
	11.856371	9.088653	-23.34%	491	2008
	11.643859	11.856371	1.83%	491	2007

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	12.809158	14.329711	11.87%	1,263	2010
	9.538051	12.809158	34.30%	1,263	2009
	16.848412	9.538051	-43.39%	1,977	2008
	15.640189	16.848412	7.73%	1,977	2007

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	12.189688	13.719582	12.55%	0	2010
	9.797449	12.189688	24.42%	0	2009
	17.272248	9.797449	-43.28%	0	2008
	14.524523	17.272248	18.92%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	9.915633	13.694770	38.11%	424	2010
	7.157562	9.915633	38.53%	424	2009
	14.048588	7.157562	-49.05%	424	2008
	13.456465	14.048588	4.40%	424	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.934680	15.395096	28.99%	61,228	2010
	8.299300	11.934680	43.80%	66,693	2009
	13.273376	8.299300	-37.47%	68,676	2008
	12.022052	13.273376	10.41%	73,332	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.330241	10.136420	-1.88%	16,294	2010
	10.429447	10.330241	-0.95%	22,767	2009
	10.409480	10.429447	0.19%	23,226	2008
	10.149150	10.409480	2.57%	1,786	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	9.060934	10.263965	13.28%	12,357	2010
	7.493765	9.060934	20.91%	10,630	2009
	10.000000	7.493765	-25.06%	10,636	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.702312	10.405308	7.25%	0	2010
	8.760465	9.702312	10.75%	0	2009
	10.000000	8.760465	-12.40%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.244405	10.209032	10.43%	80,834	2010
	7.993127	9.244405	15.65%	81,225	2009
	10.000000	7.993127	-20.07%	81,225	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.345887	10.489090	12.23%	60,742	2010
	7.896699	9.345887	18.35%	67,680	2009
	10.000000	7.896699	-21.03%	72,496	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.570691	10.413570	8.81%	9,559	2010
	8.478714	9.570691	12.88%	6,609	2009
	10.000000	8.478714	-15.21%	6,609	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.703306	13.486830	26.01%	327	2010
	8.830457	10.703306	21.21%	327	2009
	14.081104	8.830457	-37.29%	327	2008
	17.112019	14.081104	-17.71%	327	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.479326	16.007834	10.56%	1,397	2010
	10.266340	14.479326	41.04%	1,397	2009
	15.838506	10.266340	-35.18%	1,358	2008
	12.989815	15.838506	21.93%	1,358	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.621440	13.418958	26.34%	1,665	2010
	8.040708	10.621440	32.10%	1,665	2009
	13.483249	8.040708	-40.37%	793	2008
	12.115312	13.483249	11.29%	793	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	10.831920	13.426269	23.95%	457	2010
	8.554067	10.831920	26.63%	457	2009
	11.810875	8.554067	-27.57%	457	2008
	12.566109	11.810875	-6.01%	457	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	10.133901	11.795299	16.39%	66,143	2010
	8.161172	10.133901	24.17%	76,348	2009
	12.576439	8.161172	-35.11%	85,321	2008
	12.589205	12.576439	-0.10%	77,968	2007

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.601026	8.543202	12.40%	10,162	2010
	6.094226	7.601026	24.73%	10,168	2009
	9.841651	6.094226	-38.08%	10,176	2008
	10.000000	9.841651	-1.58%	8,070	2007

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.488255	12.369869	7.67%	0	2010
	10.000000	11.488255	14.88%	0	2009

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.045182	13.231289	9.85%	0	2010
	10.000000	12.045182	20.45%	0	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	9.983500	10.365690	3.83%	0	2010
	9.334076	9.983500	6.96%	0	2009
	10.129848	9.334076	-7.86%	0	2008
	10.000000	10.129848	1.30%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.775277	9.543287	8.75%	51,594	2010
	7.512278	8.775277	16.81%	51,758	2009
	9.975779	7.512278	-24.69%	53,463	2008
	10.000000	9.975779	-0.24%	45,437	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.136763	9.002152	10.64%	90,679	2010
	6.671285	8.136763	21.97%	91,221	2009
	9.917307	6.671285	-32.73%	87,424	2008
	10.000000	9.917307	-0.83%	71,745	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.419777	10.022759	6.40%	11,102	2010
	8.385991	9.419777	12.33%	11,071	2009
	10.067400	8.385991	-16.70%	11,147	2008
	10.000000	10.067400	0.67%	2,046	2007

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.532647	20.802922	6.50%	628,070	2010
	15.938958	19.532647	22.55%	667,929	2009
	21.918273	15.938958	-27.28%	651,943	2008
	15.520838	21.918273	41.22%	569,583	2007
	13.180877	15.520838	17.75%	430,488	2006
	10.822009	13.180877	21.80%	192,194	2005
	10.000000	10.822009	8.22%	68,722	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.192487	12.845349	14.77%	196,703	2010
	10.086842	11.192487	10.96%	198,591	2009
	13.028472	10.086842	-22.58%	196,157	2008
	11.697199	13.028472	11.38%	170,922	2007
	10.732093	11.697199	8.99%	122,620	2006
	10.427628	10.732093	2.92%	99,939	2005
	10.000000	10.427628	4.28%	43,553	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.929419	11.357815	3.92%	199,693	2010
	10.406890	10.929419	5.02%	153,961	2009
	10.586241	10.406890	-1.69%	151,141	2008
	10.223835	10.586241	3.54%	116,524	2007
	10.007226	10.223835	2.16%	68,569	2006
	10.048666	10.007226	-0.41%	43,675	2005
	10.000000	10.048666	0.49%	15,820	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.352972	13.450919	18.48%	357,297	2010
	9.340793	11.352972	21.54%	377,850	2009
	14.612570	9.340793	-36.08%	365,970	2008
	13.077813	14.612570	11.74%	336,403	2007
	11.406370	13.077813	14.65%	244,626	2006
	10.676870	11.406370	6.83%	159,106	2005
	10.000000	10.676870	6.77%	60,777	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.116644	12.678068	14.05%	291,552	2010
	9.622692	11.116644	15.53%	323,878	2009
	15.322347	9.622692	-37.20%	329,296	2008
	13.397248	15.322347	14.37%	295,594	2007
	11.793119	13.397248	13.60%	209,474	2006
	10.645842	11.793119	10.78%	120,022	2005
	10.000000	10.645842	6.46%	39,746	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.903902	11.837082	19.52%	11,430	2010
	7.193872	9.903902	37.67%	12,866	2009
	13.631668	7.193872	-47.23%	8,644	2008
	9.194660	13.631668	48.26%	14,769	2007
	10.000000	9.194660	-8.05%	884	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.572428	15.570998	14.73%	33,977	2010
	7.975845	13.572428	70.17%	41,649	2009
	21.119212	7.975845	-62.23%	36,248	2008
	15.018837	21.119212	40.62%	34,771	2007
	12.211385	15.018837	22.99%	33,703	2006
	10.000000	12.211385	22.11%	26,001	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.580556	11.673576	10.33%	449,120	2010
	8.496186	10.580556	24.53%	479,843	2009
	13.604874	8.496186	-37.55%	482,398	2008
	11.035453	13.604874	20.45%	466,361	2007
	10.720075	11.035453	2.94%	381,520	2006
	9.833914	10.720075	9.01%	278,475	2005
	10.000000	9.833914	-1.66%	127,640	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	13.009555	14.643910	12.56%	47,887	2010
	9.066251	13.009555	43.49%	44,688	2009
	11.833193	9.066251	-23.38%	41,757	2008
	11.627054	11.833193	1.77%	35,144	2007
	10.759250	11.627054	8.07%	21,942	2006
	10.705744	10.759250	0.50%	25,022	2005
	10.000000	10.705744	7.06%	9,395	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	12.153482	13.671879	12.49%	14,864	2010
	9.773327	12.153482	24.35%	19,182	2009
	17.238531	9.773327	-43.31%	18,228	2008
	14.503600	17.238531	18.86%	29,723	2007
	12.231754	14.503600	18.57%	12,582	2006
	10.715371	12.231754	14.15%	10,487	2005
	10.000000	10.715371	7.15%	8,671	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	12.771089	14.279851	11.81%	22,286	2010
	9.514569	12.771089	34.23%	32,427	2009
	16.815513	9.514569	-43.42%	20,859	2008
	15.617653	16.815513	7.67%	28,840	2007
	12.294303	15.617653	27.03%	23,723	2006
	11.284770	12.294303	8.95%	18,155	2005
	10.000000	11.284770	12.85%	534	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	9.886151	13.647101	38.04%	9,758	2010
	7.139923	9.886151	38.46%	12,791	2009
	14.021152	7.139923	-49.08%	9,137	2008
	13.437083	14.021152	4.35%	19,581	2007
	12.212844	13.437083	10.02%	20,069	2006
	10.309836	12.212844	18.46%	8,227	2005
	10.000000	10.309836	3.10%	577	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.906778	15.351290	28.93%	188,596	2010
	8.284119	11.906778	43.73%	202,823	2009
	13.255882	8.284119	-37.51%	204,285	2008
	12.012373	13.255882	10.35%	191,809	2007
	11.290750	12.012373	6.39%	138,317	2006
	10.000000	11.290750	12.91%	32,445	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.298672	10.100294	-1.93%	32,426	2010
	10.402879	10.298672	-1.00%	29,051	2009
	10.388260	10.402879	0.14%	53,786	2008
	10.133658	10.388260	2.51%	12,429	2007
	9.911927	10.133658	2.24%	7,110	2006
	9.867946	9.911927	0.45%	6,075	2005
	10.000000	9.867946	-1.32%	6,228	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	9.052454	10.249143	13.22%	268,274	2010
	7.490569	9.052454	20.85%	276,749	2009
	10.000000	7.490569	-25.09%	139,255	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.693220	10.390247	7.19%	147,968	2010
	8.756718	9.693220	10.69%	110,804	2009
	10.000000	8.756718	-12.43%	74,033	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.235750	10.194261	10.38%	501,776	2010
	7.989713	9.235750	15.60%	423,298	2009
	10.000000	7.989713	-20.10%	380,011	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.337147	10.473943	12.17%	795,443	2010
	7.893333	9.337147	18.29%	871,282	2009
	10.000000	7.893333	-21.07%	718,529	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.561745	10.398551	8.75%	599,557	2010
	8.475099	9.561745	12.82%	470,991	2009
	10.000000	8.475099	-15.25%	328,577	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.673791	13.442802	25.94%	10,573	2010
	8.810591	10.673791	21.15%	11,435	2009
	14.056628	8.810591	-37.32%	8,824	2008
	17.091041	14.056628	-17.75%	16,499	2007
	13.405496	17.091041	27.49%	25,670	2006
	12.341572	13.405496	8.62%	29,761	2005
	10.000000	12.341572	23.42%	4,733	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.436297	15.952131	10.50%	39,456	2010
	10.241050	14.436297	40.97%	45,291	2009
	15.807577	10.241050	-35.21%	48,881	2008
	12.971095	15.807577	21.87%	49,514	2007
	12.269190	12.971095	5.72%	30,120	2006
	10.677481	12.269190	14.91%	16,280	2005
	10.000000	10.677481	6.77%	5,952	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.589867	13.372256	26.27%	25,045	2010
	8.020892	10.589867	32.03%	38,437	2009
	13.456899	8.020892	-40.40%	32,341	2008
	12.097839	13.456899	11.23%	31,035	2007
	11.750306	12.097839	2.96%	30,346	2006
	10.621040	11.750306	10.63%	16,468	2005
	10.000000	10.621040	6.21%	10,814	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	10.799727	13.379544	23.89%	4,467	2010
	8.532996	10.799727	26.56%	6,279	2009
	11.787810	8.532996	-27.61%	7,509	2008
	12.548008	11.787810	-6.06%	5,028	2007
	10.957614	12.548008	14.51%	7,003	2006
	10.735081	10.957614	2.07%	8,641	2005
	10.000000	10.735081	7.35%	2,869	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	10.103783	11.754264	16.34%	237,166	2010
	8.141073	10.103783	24.11%	265,562	2009
	12.551880	8.141073	-35.14%	281,808	2008
	12.571068	12.551880	-0.15%	274,491	2007
	10.974290	12.571068	14.55%	210,265	2006
	10.723296	10.974290	2.34%	169,621	2005
	10.000000	10.723296	7.23%	78,883	2004*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.590686	8.527234	12.34%	66,108	2010
	6.089038	7.590686	24.66%	83,956	2009
	9.838293	6.089038	-38.11%	83,973	2008
	10.000000	9.838293	-1.62%	61,918	2007

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.484351	12.359361	7.62%	46,538	2010
	10.000000	11.484351	14.84%	5,813	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.041092	13.220057	9.79%	9,037	2010
	10.000000	12.041092	20.41%	1,651	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	9.969940	10.346322	3.78%	17,122	2010
	9.326158	9.969940	6.90%	20,697	2009
	10.126410	9.326158	-7.90%	0	2008
	10.000000	10.126410	1.26%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.763325	9.525434	8.70%	189,399	2010
	7.505880	8.763325	16.75%	237,420	2009
	9.972381	7.505880	-24.73%	240,352	2008
	10.000000	9.972381	-0.28%	186,760	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.125671	8.985296	10.58%	128,223	2010
	6.665593	8.125671	21.90%	155,225	2009
	9.913926	6.665593	-32.77%	156,428	2008
	10.000000	9.913926	-0.86%	156,528	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.406965	10.004022	6.35%	88,894	2010
	8.378853	9.406965	12.27%	100,809	2009
	10.063962	8.378853	-16.74%	86,572	2008
	10.000000	10.063962	0.64%	32,742	2007

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.474607	20.730537	6.45%	10,788	2010
	15.899695	19.474607	22.48%	10,800	2009
	21.875452	15.899695	-27.32%	8,377	2008
	15.498455	21.875452	41.15%	6,159	2007
	13.168568	15.498455	17.69%	7,135	2006
	10.817405	13.168568	21.74%	12,861	2005
	10.000000	10.817405	8.17%	7,759	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.159215	12.800646	14.71%	4,269	2010
	10.061980	11.159215	10.90%	4,780	2009
	13.003016	10.061980	-22.62%	5,004	2008
	11.680330	13.003016	11.32%	5,981	2007
	10.722072	11.680330	8.94%	6,850	2006
	10.423195	10.722072	2.87%	7,421	2005
	10.000000	10.423195	4.23%	4,194	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.896942	11.318292	3.87%	9,811	2010
	10.381254	10.896942	4.97%	9,927	2009
	10.565556	10.381254	-1.74%	9,442	2008
	10.209104	10.565556	3.49%	9,824	2007
	9.997901	10.209104	2.11%	6,082	2006
	10.044405	9.997901	-0.46%	5,947	2005
	10.000000	10.044405	0.44%	4,771	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.319228	13.404115	18.42%	4,569	2010
	9.317786	11.319228	21.48%	5,029	2009
	14.584046	9.317786	-36.11%	3,969	2008
	13.058976	14.584046	11.68%	3,158	2007
	11.395728	13.058976	14.60%	3,218	2006
	10.672323	11.395728	6.78%	6,907	2005
	10.000000	10.672323	6.72%	3,811	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.083606	12.633957	13.99%	7,921	2010
	9.598977	11.083606	15.47%	8,295	2009
	15.292409	9.598977	-37.23%	6,465	2008
	13.377925	15.292409	14.31%	3,791	2007
	11.782107	13.377925	13.54%	3,884	2006
	10.641309	11.782107	10.72%	10,558	2005
	10.000000	10.641309	6.41%	8,231	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.885373	11.808903	19.46%	0	2010
	7.184075	9.885373	37.60%	0	2009
	13.620070	7.184075	-47.25%	0	2008
	9.191539	13.620070	48.18%	0	2007
	10.000000	9.191539	-8.08%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.540695	15.526678	14.67%	0	2010
	7.961269	13.540695	70.08%	0	2009
	21.091432	7.961269	-62.25%	0	2008
	15.006771	21.091432	40.55%	0	2007
	12.207781	15.006771	22.93%	0	2006
	10.000000	12.207781	22.08%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.549088	11.632918	10.27%	10,818	2010
	8.475234	10.549088	24.47%	11,086	2009
	13.578271	8.475234	-37.58%	10,298	2008
	11.019519	13.578271	20.39%	10,366	2007
	10.710048	11.019519	2.89%	11,483	2006
	9.829726	10.710048	8.96%	14,025	2005
	10.000000	9.829726	-1.70%	6,980	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	12.970911	14.592970	12.51%	495	2010
	9.043923	12.970911	43.42%	517	2009
	11.810084	9.043923	-23.42%	589	2008
	11.610300	11.810084	1.72%	609	2007
	10.749205	11.610300	8.01%	563	2006
	10.701197	10.749205	0.45%	554	2005
	10.000000	10.701197	7.01%	410	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	12.117343	13.624265	12.44%	2,351	2010
	9.749243	12.117343	24.29%	2,340	2009
	17.204856	9.749243	-43.33%	2,609	2008
	14.482695	17.204856	18.80%	1,804	2007
	12.220345	14.482695	18.51%	1,994	2006
	10.710816	12.220345	14.09%	2,213	2005
	10.000000	10.710816	7.11%	1,801	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	12.733130	14.230155	11.76%	526	2010
	9.491120	12.733130	34.16%	513	2009
	16.782654	9.491120	-43.45%	610	2008
	15.595130	16.782654	7.61%	423	2007
	12.282820	15.595130	26.97%	429	2006
	11.279971	12.282820	8.89%	495	2005
	10.000000	11.279971	12.80%	393	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	9.856774	13.599612	37.97%	544	2010
	7.122326	9.856774	38.39%	706	2009
	13.993751	7.122326	-49.10%	840	2008
	13.417707	13.993751	4.29%	521	2007
	12.201451	13.417707	9.97%	492	2006
	10.305455	12.201451	18.40%	474	2005
	10.000000	10.305455	3.05%	445	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.878971	15.307631	28.86%	2,288	2010
	8.268987	11.878971	43.66%	2,543	2009
	13.238439	8.268987	-37.54%	776	2008
	12.002708	13.238439	10.30%	0	2007
	11.287407	12.002708	6.34%	0	2006
	10.000000	11.287407	12.87%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.267187	10.064277	-1.98%	1,172	2010
	10.376370	10.267187	-1.05%	1,064	2009
	10.367076	10.376370	0.09%	817	2008
	10.118184	10.367076	2.46%	1,159	2007
	9.901829	10.118184	2.19%	1,070	2006
	9.862913	9.901829	0.39%	998	2005
	10.000000	9.862913	-1.37%	732	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	9.043960	10.234305	13.16%	0	2010
	7.487361	9.043960	20.79%	1,578	2009
	10.000000	7.487361	-25.13%	2,267	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.684160	10.375250	7.14%	0	2010
	8.752983	9.684160	10.64%	0	2009
	10.000000	8.752983	-12.47%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.227088	10.179515	10.32%	21,600	2010
	7.986297	9.227088	15.54%	21,600	2009
	10.000000	7.986297	-20.14%	21,600	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.328382	10.458774	12.12%	32,622	2010
	7.889953	9.328382	18.23%	32,631	2009
	10.000000	7.889953	-21.10%	18,934	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.552781	10.383494	8.70%	36,923	2010
	8.471474	9.552781	12.76%	22,724	2009
	10.000000	8.471474	-15.29%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.644315	13.398864	25.88%	0	2010
	8.790769	10.644315	21.09%	0	2009
	14.032196	8.790769	-37.35%	0	2008
	17.070097	14.032196	-17.80%	0	2007
	13.395878	17.070097	27.43%	0	2006
	12.338984	13.395878	8.57%	0	2005
	10.000000	12.338984	23.39%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.393371	15.896599	10.44%	0	2010
	10.215816	14.393371	40.89%	0	2009
	15.776683	10.215816	-35.25%	0	2008
	12.952390	15.776683	21.81%	0	2007
	12.257734	12.952390	5.67%	0	2006
	10.672936	12.257734	14.85%	0	2005
	10.000000	10.672936	6.73%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.558371	13.325695	26.21%	0	2010
	8.001122	10.558371	31.96%	0	2009
	13.430607	8.001122	-40.43%	0	2008
	12.080401	13.430607	11.18%	1,495	2007
	11.739348	12.080401	2.91%	2,291	2006
	10.616531	11.739348	10.58%	2,278	2005
	10.000000	10.616531	6.17%	2,278	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	10.767615	13.332970	23.82%	945	2010
	8.511967	10.767615	26.50%	1,067	2009
	11.764766	8.511967	-27.65%	1,147	2008
	12.529911	11.764766	-6.11%	1,013	2007
	10.947375	12.529911	14.46%	867	2006
	10.730516	10.947375	2.02%	889	2005
	10.000000	10.730516	7.31%	684	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	10.073749	11.713350	16.28%	9,713	2010
	8.121011	10.073749	24.05%	11,045	2009
	12.527357	8.121011	-35.17%	11,494	2008
	12.552948	12.527357	-0.20%	11,626	2007
	10.964039	12.552948	14.49%	12,159	2006
	10.718732	10.964039	2.29%	16,507	2005
	10.000000	10.718732	7.19%	14,387	2004*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.580338	8.511263	12.28%	0	2010
	6.083843	7.580338	24.60%	0	2009
	9.834934	6.083843	-38.14%	0	2008
	10.000000	9.834934	-1.65%	0	2007

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.480434	12.348836	7.56%	28,466	2010
	10.000000	11.480434	14.80%	0	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.036988	13.208826	9.74%	0	2010
	10.000000	12.036988	20.37%	0	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	9.956383	10.326991	3.72%	0	2010
	9.318221	9.956383	6.85%	0	2009
	10.122952	9.318221	-7.95%	0	2008
	10.000000	10.122952	1.23%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.751396	9.507618	8.64%	0	2010
	7.499484	8.751396	16.69%	0	2009
	9.968976	7.499484	-24.77%	0	2008
	10.000000	9.968976	-0.31%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.114618	8.968487	10.52%	0	2010
	6.659919	8.114618	21.84%	0	2009
	9.910546	6.659919	-32.80%	0	2008
	10.000000	9.910546	-0.89%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.394152	9.985311	6.29%	0	2010
	8.371711	9.394152	12.21%	0	2009
	10.060529	8.371711	-16.79%	2,485	2008
	10.000000	10.060529	0.61%	0	2007

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.416729	20.658377	6.39%	274,595	2010
	15.860527	19.416729	22.42%	294,862	2009
	21.832720	15.860527	-27.35%	305,826	2008
	15.476111	21.832720	41.07%	298,701	2007
	13.156266	15.476111	17.63%	240,894	2006
	10.812793	13.156266	21.67%	126,961	2005
	10.000000	10.812793	8.13%	22,124	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.126021	12.756060	14.65%	79,706	2010
	10.037182	11.126021	10.85%	87,030	2009
	12.977596	10.037182	-22.66%	95,311	2008
	11.663489	12.977596	11.27%	87,699	2007
	10.712056	11.663489	8.88%	74,605	2006
	10.418763	10.712056	2.82%	47,578	2005
	10.000000	10.418763	4.19%	18,449	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.864530	11.278868	3.81%	70,267	2010
	10.355665	10.864530	4.91%	53,138	2009
	10.544884	10.355665	-1.79%	53,431	2008
	10.194362	10.544884	3.44%	31,696	2007
	9.988542	10.194362	2.06%	18,761	2006
	10.040119	9.988542	-0.51%	12,102	2005
	10.000000	10.040119	0.40%	2,190	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.285554	13.357417	18.36%	168,586	2010
	9.294808	11.285554	21.42%	197,177	2009
	14.555530	9.294808	-36.14%	203,209	2008
	13.040138	14.555530	11.62%	208,298	2007
	11.385088	13.040138	14.54%	176,228	2006
	10.667793	11.385088	6.72%	103,521	2005
	10.000000	10.667793	6.68%	11,261	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.050617	12.589915	13.93%	138,927	2010
	9.575311	11.050617	15.41%	164,858	2009
	15.262522	9.575311	-37.26%	177,041	2008
	13.358634	15.262522	14.25%	178,238	2007
	11.771105	13.358634	13.49%	128,890	2006
	10.636785	11.771105	10.66%	70,891	2005
	10.000000	10.636785	6.37%	1,091	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.866855	11.780778	19.40%	19,761	2010
	7.174281	9.866855	37.53%	18,455	2009
	13.608472	7.174281	-47.28%	16,481	2008
	9.188434	13.608472	48.10%	13,342	2007
	10.000000	9.188434	-8.12%	3,750	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.508998	15.482430	14.61%	30,597	2010
	7.946685	13.508998	70.00%	27,796	2009
	21.063604	7.946685	-62.27%	22,840	2008
	14.994670	21.063604	40.47%	21,077	2007
	12.204153	14.994670	22.87%	13,132	2006
	10.000000	12.204153	22.04%	5,249	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.517697	11.592391	10.22%	188,587	2010
	8.454341	10.517697	24.41%	222,558	2009
	13.551721	8.454341	-37.61%	233,888	2008
	11.003614	13.551721	20.33%	229,239	2007
	10.700032	11.003614	2.84%	206,298	2006
	9.825531	10.700032	8.90%	127,262	2005
	10.000000	9.825531	-1.74%	14,439	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	12.932344	14.542166	12.45%	34,327	2010
	9.021633	12.932344	43.35%	34,787	2009
	11.786993	9.021633	-23.46%	37,519	2008
	11.593553	11.786993	1.67%	33,789	2007
	10.739160	11.593553	7.96%	18,978	2006
	10.696640	10.739160	0.40%	17,252	2005
	10.000000	10.696640	6.97%	6,529	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	12.081299	13.576823	12.38%	21,483	2010
	9.725204	12.081299	24.23%	22,959	2009
	17.171223	9.725204	-43.36%	23,072	2008
	14.461808	17.171223	18.73%	14,051	2007
	12.208927	14.461808	18.45%	12,758	2006
	10.706256	12.208927	14.04%	9,362	2005
	10.000000	10.706256	7.06%	5,095	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	12.695250	14.180585	11.70%	22,902	2010
	9.467725	12.695250	34.09%	24,374	2009
	16.749858	9.467725	-43.48%	19,888	2008
	15.572656	16.749858	7.56%	24,101	2007
	12.271367	15.572656	26.90%	20,735	2006
	11.275185	12.271367	8.84%	13,903	2005
	10.000000	11.275185	12.75%	4,425	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	9.827439	13.552236	37.90%	15,947	2010
	7.104763	9.827439	38.32%	14,347	2009
	13.966402	7.104763	-49.13%	14,593	2008
	13.398360	13.966402	4.24%	11,562	2007
	12.190062	13.398360	9.91%	11,814	2006
	10.301072	12.190062	18.34%	11,005	2005
	10.000000	10.301072	3.01%	8,289	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.851189	15.264041	28.80%	118,542	2010
	8.253863	11.851189	43.58%	133,817	2009
	13.220982	8.253863	-37.57%	133,448	2008
	11.993039	13.220982	10.24%	126,831	2007
	11.284062	11.993039	6.28%	106,070	2006
	10.000000	11.284062	12.84%	36,234	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.235778	10.028369	-2.03%	14,080	2010
	10.349911	10.235778	-1.10%	244	2009
	10.345924	10.349911	0.04%	8,582	2008
	10.102724	10.345924	2.41%	3,486	2007
	9.891736	10.102724	2.13%	12,397	2006
	9.857877	9.891736	0.34%	1,984	2005
	10.000000	9.857877	-1.42%	747	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	9.035482	10.219495	13.10%	44,097	2010
	7.484163	9.035482	20.73%	27,738	2009
	10.000000	7.484163	-25.16%	12,442	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.675068	10.360217	7.08%	27,841	2010
	8.749244	9.675068	10.58%	28,258	2009
	10.000000	8.749244	-12.51%	12,702	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.218444	10.164781	10.27%	129,826	2010
	7.982885	9.218444	15.48%	72,947	2009
	10.000000	7.982885	-20.17%	27,815	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.319634	10.443646	12.06%	67,643	2010
	7.886584	9.319634	18.17%	32,973	2009
	10.000000	7.886584	-21.13%	26,105	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.543818	10.368469	8.64%	131,568	2010
	8.467848	9.543818	12.71%	90,547	2009
	10.000000	8.467848	-15.32%	53,385	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.614913	13.355039	25.81%	11,044	2010
	8.770955	10.614913	21.02%	7,791	2009
	14.007759	8.770955	-37.39%	9,570	2008
	17.049128	14.007759	-17.84%	5,405	2007
	13.386225	17.049128	27.36%	5,466	2006
	12.336379	13.386225	8.51%	1,396	2005
	10.000000	12.336379	23.36%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.350578	15.841236	10.39%	29,131	2010
	10.190633	14.350578	40.82%	28,297	2009
	15.745852	10.190633	-35.28%	31,245	2008
	12.933709	15.745852	21.74%	25,307	2007
	12.246300	12.933709	5.61%	19,067	2006
	10.668403	12.246300	14.79%	17,920	2005
	10.000000	10.668403	6.68%	16,154	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.526946	13.279265	26.15%	19,910	2010
	7.981387	10.526946	31.89%	23,000	2009
	13.404355	7.981387	-40.46%	24,152	2008
	12.062981	13.404355	11.12%	26,424	2007
	11.728382	12.062981	2.85%	22,241	2006
	10.612011	11.728382	10.52%	19,426	2005
	10.000000	10.612011	6.12%	23,293	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	10.735584	13.286530	23.76%	18,310	2010
	8.490985	10.735584	26.44%	25,590	2009
	11.741767	8.490985	-27.69%	25,701	2008
	12.511835	11.741767	-6.15%	9,820	2007
	10.937156	12.511835	14.40%	13,467	2006
	10.725957	10.937156	1.97%	12,585	2005
	10.000000	10.725957	7.26%	17,178	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	10.043782	11.672549	16.22%	119,580	2010
	8.100992	10.043782	23.98%	142,852	2009
	12.502872	8.100992	-35.21%	150,445	2008
	12.534853	12.502872	-0.26%	125,051	2007
	10.953808	12.534853	14.43%	125,009	2006
	10.714174	10.953808	2.24%	95,926	2005
	10.000000	10.714174	7.14%	16,918	2004*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.569999	8.495321	12.22%	50,910	2010
	6.078653	7.569999	24.53%	50,945	2009
	9.831579	6.078653	-38.17%	53,130	2008
	10.000000	9.831579	-1.68%	52,858	2007

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.476527	12.338344	7.51%	15,054	2010
	10.000000	11.476527	14.77%	0	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.032881	13.197581	9.68%	0	2010
	10.000000	12.032881	20.33%	0	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	9.942818	10.307650	3.67%	0	2010
	9.310276	9.942818	6.79%	0	2009
	10.119497	9.310276	-8.00%	0	2008
	10.000000	10.119497	1.19%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.739481	9.489826	8.59%	79,290	2010
	7.493100	8.739481	16.63%	78,625	2009
	9.965572	7.493100	-24.81%	70,075	2008
	10.000000	9.965572	-0.34%	45,816	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.103553	8.951703	10.47%	64,711	2010
	6.654247	8.103553	21.78%	82,697	2009
	9.907169	6.654247	-32.83%	73,020	2008
	10.000000	9.907169	-0.93%	58,818	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.381348	9.966610	6.24%	12,192	2010
	8.364579	9.381348	12.16%	4,537	2009
	10.057097	8.364579	-16.83%	4,580	2008
	10.000000	10.057097	0.57%	4,725	2007

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.358994	20.586443	6.34%	60,653	2010
	15.821437	19.358994	22.36%	65,711	2009
	21.790050	15.821437	-27.39%	59,931	2008
	15.453793	21.790050	41.00%	39,379	2007
	13.143993	15.453793	17.57%	35,856	2006
	10.808203	13.143993	21.61%	23,272	2005
	10.000000	10.808203	8.08%	8,195	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.092922	12.711614	14.59%	35,035	2010
	10.012425	11.092922	10.79%	38,148	2009
	12.952214	10.012425	-22.70%	37,629	2008
	11.646655	12.952214	11.21%	37,137	2007
	10.702052	11.646655	8.83%	36,268	2006
	10.414325	10.702052	2.76%	19,469	2005
	10.000000	10.414325	4.14%	15,382	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.832212	11.239575	3.76%	25,160	2010
	10.330133	10.832212	4.86%	25,517	2009
	10.524256	10.330133	-1.84%	28,899	2008
	10.179634	10.524256	3.39%	23,918	2007
	9.979198	10.179634	2.01%	20,738	2006
	10.035846	9.979198	-0.56%	20,225	2005
	10.000000	10.035846	0.36%	19,902	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.251970	13.310872	18.30%	34,016	2010
	9.271887	11.251970	21.36%	35,252	2009
	14.527081	9.271887	-36.18%	37,161	2008
	13.021324	14.527081	11.56%	22,808	2007
	11.374456	13.021324	14.48%	23,279	2006
	10.663253	11.374456	6.67%	18,655	2005
	10.000000	10.663253	6.63%	11,158	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.017730	12.546042	13.87%	29,727	2010
	9.551691	11.017730	15.35%	29,820	2009
	15.232666	9.551691	-37.29%	32,357	2008
	13.339357	15.232666	14.19%	19,264	2007
	11.760106	13.339357	13.43%	17,385	2006
	10.632258	11.760106	10.61%	10,237	2005
	10.000000	10.632258	6.32%	4,265	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.848365	11.752698	19.34%	7,535	2010
	7.164489	9.848365	37.46%	7,561	2009
	13.596868	7.164489	-47.31%	8,478	2008
	9.185307	13.596868	48.03%	449	2007
	10.000000	9.185307	-8.15%	875	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.477399	15.438345	14.55%	5,415	2010
	7.932150	13.477399	69.91%	4,796	2009
	21.035867	7.932150	-62.29%	5,323	2008
	14.982613	21.035867	40.40%	3,771	2007
	12.200545	14.982613	22.80%	3,742	2006
	10.000000	12.200545	22.01%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.486395	11.551989	10.16%	35,382	2010
	8.433471	10.486395	24.34%	36,068	2009
	13.525202	8.433471	-37.65%	38,831	2008
	10.987732	13.525202	20.26%	35,746	2007
	10.690041	10.987732	2.78%	37,967	2006
	9.821356	10.690041	8.84%	35,012	2005
	10.000000	9.821356	-1.79%	21,321	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	12.893859	14.491483	12.39%	3,127	2010
	8.999377	12.893859	43.28%	511	2009
	11.763940	8.999377	-23.50%	1,045	2008
	11.576822	11.763940	1.62%	1,429	2007
	10.729127	11.576822	7.90%	1,414	2006
	10.692088	10.729127	0.35%	0	2005
	10.000000	10.692088	6.92%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	12.045339	13.529511	12.32%	5,938	2010
	9.701216	12.045339	24.16%	5,014	2009
	17.137630	9.701216	-43.39%	5,497	2008
	14.440921	17.137630	18.67%	2,657	2007
	12.197510	14.440921	18.39%	1,299	2006
	10.701699	12.197510	13.98%	1,300	2005
	10.000000	10.701699	7.02%	1,300	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	12.657476	14.131184	11.64%	5,346	2010
	9.444365	12.657476	34.02%	5,600	2009
	16.717096	9.444365	-43.50%	5,481	2008
	15.550170	16.717096	7.50%	4,900	2007
	12.259882	15.550170	26.84%	3,795	2006
	11.270380	12.259882	8.78%	1,041	2005
	10.000000	11.270380	12.70%	1,041	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	9.798197	13.505005	37.83%	758	2010
	7.087232	9.798197	38.25%	0	2009
	13.939071	7.087232	-49.16%	173	2008
	13.379017	13.939071	4.19%	0	2007
	12.178669	13.379017	9.86%	0	2006
	10.296689	12.178669	18.28%	0	2005
	10.000000	10.296689	2.97%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.823463	15.220559	28.73%	7,427	2010
	8.238758	11.823463	43.51%	8,613	2009
	13.203551	8.238758	-37.60%	7,594	2008
	11.983386	13.203551	10.18%	1,537	2007
	11.280719	11.983386	6.23%	1,297	2006
	10.000000	11.280719	12.81%	349	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.204450	9.992567	-2.08%	1,280	2010
	10.323507	10.204450	-1.15%	2,111	2009
	10.324803	10.323507	-0.01%	1,581	2008
	10.087281	10.324803	2.35%	2,451	2007
	9.881648	10.087281	2.08%	2,195	2006
	9.852841	9.881648	0.29%	1,968	2005
	10.000000	9.852841	-1.47%	1,184	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	9.027005	10.204705	13.05%	0	2010
	7.480956	9.027005	20.67%	0	2009
	10.000000	7.480956	-25.19%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.666010	10.345236	7.03%	16,052	2010
	8.745508	9.666010	10.53%	5,582	2009
	10.000000	8.745508	-12.54%	2,659	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.209801	10.150064	10.21%	105,434	2010
	7.979477	9.209801	15.42%	104,062	2009
	10.000000	7.979477	-20.21%	61,641	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.310888	10.428519	12.00%	163,519	2010
	7.883207	9.310888	18.11%	169,328	2009
	10.000000	7.883207	-21.17%	105,228	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.534880	10.353471	8.59%	94,244	2010
	8.464239	9.534880	12.65%	73,996	2009
	10.000000	8.464239	-15.36%	48,929	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.585563	13.311316	25.75%	6,748	2010
	8.751182	10.585563	20.96%	7,630	2009
	13.983362	8.751182	-37.42%	7,113	2008
	17.028180	13.983362	-17.88%	851	2007
	13.376591	17.028180	27.30%	964	2006
	12.333788	13.376591	8.45%	0	2005
	10.000000	12.333788	23.34%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.307881	15.786047	10.33%	11,478	2010
	10.165506	14.307881	40.75%	11,821	2009
	15.715069	10.165506	-35.31%	13,451	2008
	12.915053	15.715069	21.68%	4,597	2007
	12.234857	12.915053	5.56%	5,101	2006
	10.663858	12.234857	14.73%	366	2005
	10.000000	10.663858	6.64%	367	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.495631	13.233011	26.08%	9,232	2010
	7.961709	10.495631	31.83%	9,029	2009
	13.378147	7.961709	-40.49%	9,975	2008
	12.045569	13.378147	11.06%	3,486	2007
	11.717424	12.045569	2.80%	3,967	2006
	10.607490	11.717424	10.46%	2,617	2005
	10.000000	10.607490	6.07%	2,618	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	10.703596	13.240185	23.70%	8,714	2010
	8.470016	10.703596	26.37%	9,246	2009
	11.718772	8.470016	-27.72%	9,288	2008
	12.493764	11.718772	-6.20%	4,388	2007
	10.926926	12.493764	14.34%	4,447	2006
	10.721378	10.926926	1.92%	2,224	2005
	10.000000	10.721378	7.21%	2,224	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	10.013887	11.631868	16.16%	23,572	2010
	8.081019	10.013887	23.92%	24,618	2009
	12.478424	8.081019	-35.24%	28,744	2008
	12.516769	12.478424	-0.31%	26,975	2007
	10.943582	12.516769	14.38%	27,967	2006
	10.709621	10.943582	2.18%	24,582	2005
	10.000000	10.709621	7.10%	15,802	2004*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.559691	8.479425	12.17%	0	2010
	6.073473	7.559691	24.47%	0	2009
	9.828224	6.073473	-38.20%	0	2008
	10.000000	9.828224	-1.72%	0	2007

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.472614	12.327843	7.45%	0	2010
	10.000000	11.472614	14.73%	0	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.028785	13.186361	9.62%	2,562	2010
	10.000000	12.028785	20.29%	0	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	9.929276	10.288359	3.62%	0	2010
	9.302352	9.929276	6.74%	0	2009
	10.116043	9.302352	-8.04%	0	2008
	10.000000	10.116043	1.16%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.727561	9.472062	8.53%	22,846	2010
	7.486705	8.727561	16.57%	22,748	2009
	9.962169	7.486705	-24.85%	20,107	2008
	10.000000	9.962169	-0.38%	5,167	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.092497	8.934922	10.41%	24,557	2010
	6.648561	8.092497	21.72%	24,657	2009
	9.903777	6.648561	-32.87%	22,492	2008
	10.000000	9.903777	-0.96%	5,152	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.368568	9.947950	6.18%	24,975	2010
	8.357446	9.368568	12.10%	0	2009
	10.053668	8.357446	-16.87%	0	2008
	10.000000	10.053668	0.54%	0	2007

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.301364	20.514685	6.29%	1,769	2010
	15.782396	19.301364	22.30%	2,809	2009
	21.747412	15.782396	-27.43%	3,208	2008
	15.431474	21.747412	40.93%	3,377	2007
	13.131697	15.431474	17.51%	2,816	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.059887	12.667292	14.53%	0	2010
	9.987713	11.059887	10.73%	0	2009
	12.926855	9.987713	-22.74%	0	2008
	11.629819	12.926855	11.15%	0	2007
	10.692031	11.629819	8.77%	358	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.799956	11.200380	3.71%	0	2010
	10.304639	10.799956	4.81%	154	2009
	10.503668	10.304639	-1.89%	154	2008
	10.164949	10.503668	3.33%	227	2007
	9.969879	10.164949	1.96%	363	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.218476	13.264480	18.24%	577	2010
	9.249009	11.218476	21.29%	1,369	2009
	14.498647	9.249009	-36.21%	1,949	2008
	13.002523	14.498647	11.51%	2,063	2007
	11.363817	13.002523	14.42%	866	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	10.984935	12.502314	13.81%	564	2010
	9.528126	10.984935	15.29%	795	2009
	15.202870	9.528126	-37.33%	796	2008
	13.320108	15.202870	14.13%	907	2007
	11.749118	13.320108	13.37%	1,035	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.829873	11.724637	19.28%	0	2010
	7.154709	9.829873	37.39%	0	2009
	13.585267	7.154709	-47.33%	0	2008
	9.182194	13.585267	47.95%	0	2007
	10.000000	9.182194	-8.18%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.445827	15.394320	14.49%	0	2010
	7.917616	13.445827	69.82%	0	2009
	21.008111	7.917616	-62.31%	0	2008
	14.970532	21.008111	40.33%	0	2007
	12.196923	14.970532	22.74%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.455169	11.511708	10.11%	0	2010
	8.412661	10.455169	24.28%	391	2009
	13.498737	8.412661	-37.68%	885	2008
	10.971865	13.498737	20.20%	985	2007
	10.680038	10.971865	2.73%	309	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	12.855494	14.440990	12.33%	0	2010
	8.977183	12.855494	43.20%	0	2009
	11.740931	8.977183	-23.54%	0	2008
	11.560112	11.740931	1.56%	0	2007
	10.719092	11.560112	7.85%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	12.619766	14.081897	11.59%	0	2010
	9.421057	12.619766	33.95%	0	2009
	16.684386	9.421057	-43.53%	0	2008
	15.527724	16.684386	7.45%	0	2007
	12.248422	15.527724	26.77%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	12.009476	13.482341	12.26%	0	2010
	9.677273	12.009476	24.10%	0	2009
	17.104090	9.677273	-43.42%	0	2008
	14.420067	17.104090	18.61%	0	2007
	12.186103	14.420067	18.33%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	9.768989	13.457893	37.76%	0	2010
	7.069724	9.768989	38.18%	0	2009
	13.911775	7.069724	-49.18%	0	2008
	13.359681	13.911775	4.13%	0	2007
	12.167269	13.359681	9.80%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.795797	15.177194	28.67%	0	2010
	8.223675	11.795797	43.44%	0	2009
	13.186138	8.223675	-37.63%	0	2008
	11.973730	13.186138	10.13%	0	2007
	11.277380	11.973730	6.17%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.173208	9.956888	-2.13%	0	2010
	10.297164	10.173208	-1.20%	0	2009
	10.303720	10.297164	-0.06%	0	2008
	10.071856	10.303720	2.30%	0	2007
	9.871568	10.071856	2.03%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	9.018535	10.189917	12.99%	0	2010
	7.477757	9.018535	20.60%	0	2009
	10.000000	7.477757	-25.22%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.656927	10.330231	6.97%	0	2010
	8.741761	9.656927	10.47%	0	2009
	10.000000	8.741761	-12.58%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.201144	10.135356	10.15%	0	2010
	7.976051	9.201144	15.36%	0	2009
	10.000000	7.976051	-20.24%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.302166	10.413432	11.95%	0	2010
	7.879836	9.302166	18.05%	0	2009
	10.000000	7.879836	-21.20%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.525931	10.338470	8.53%	0	2010
	8.460620	9.525931	12.59%	0	2009
	10.000000	8.460620	-15.39%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.556292	13.267746	25.69%	0	2010
	8.731455	10.556292	20.90%	0	2009
	13.959007	8.731455	-37.45%	0	2008
	17.007266	13.959007	-17.92%	0	2007
	13.366966	17.007266	27.23%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.265243	15.730977	10.27%	0	2010
	10.140390	14.265243	40.68%	0	2009
	15.684285	10.140390	-35.35%	0	2008
	12.896379	15.684285	21.62%	0	2007
	12.223398	12.896379	5.51%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.464334	13.186812	26.02%	0	2010
	7.942029	10.464334	31.76%	0	2009
	13.351929	7.942029	-40.52%	0	2008
	12.028151	13.351929	11.01%	0	2007
	11.706459	12.028151	2.75%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	10.671739	13.194039	23.64%	0	2010
	8.449122	10.671739	26.31%	0	2009
	11.695858	8.449122	-27.76%	0	2008
	12.475739	11.695858	-6.25%	0	2007
	10.916723	12.475739	14.28%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	9.984053	11.591295	16.10%	804	2010
	8.061050	9.984053	23.86%	604	2009
	12.453989	8.061050	-35.27%	605	2008
	12.498680	12.453989	-0.36%	606	2007
	10.933337	12.498680	14.32%	695	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.549349	8.463496	12.11%	0	2010
	6.068278	7.549349	24.41%	0	2009
	9.824863	6.068278	-38.24%	0	2008
	10.000000	9.824863	-1.75%	0	2007

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.468700	12.317334	7.40%	0	2010
	10.000000	11.468700	14.69%	0	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.024686	13.175134	9.57%	0	2010
	10.000000	12.024686	20.25%	0	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	9.915732	10.269084	3.56%	0	2010
	9.294408	9.915732	6.68%	0	2009
	10.112579	9.294408	-8.09%	0	2008
	10.000000	10.112579	1.13%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.715681	9.454338	8.48%	0	2010
	7.480324	8.715681	16.51%	0	2009
	9.958769	7.480324	-24.89%	0	2008
	10.000000	9.958769	-0.41%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.081469	8.918204	10.35%	0	2010
	6.642894	8.081469	21.66%	0	2009
	9.900399	6.642894	-32.90%	0	2008
	10.000000	9.900399	-1.00%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.355810	9.929340	6.13%	0	2010
	8.350325	9.355810	12.04%	0	2009
	10.050227	8.350325	-16.91%	0	2008
	10.000000	10.050227	0.50%	0	2007

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.243908	20.443172	6.23%	57,415	2010
	15.743465	19.243908	22.23%	69,507	2009
	21.704884	15.743465	-27.47%	69,029	2008
	15.409201	21.704884	40.86%	101,068	2007
	13.119434	15.409201	17.45%	91,281	2006
	10.799005	13.119434	21.49%	87,359	2005
	10.000000	10.799005	7.99%	30,585	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.026947	12.623106	14.48%	30,995	2010
	9.963061	11.026947	10.68%	38,467	2009
	12.901561	9.963061	-22.78%	41,594	2008
	11.613032	12.901561	11.10%	41,697	2007
	10.682044	11.613032	8.72%	45,011	2006
	10.405459	10.682044	2.66%	38,697	2005
	10.000000	10.405459	4.05%	24,591	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.767809	11.161327	3.65%	35,074	2010
	10.279216	10.767809	4.75%	31,791	2009
	10.483101	10.279216	-1.94%	38,659	2008
	10.150252	10.483101	3.28%	30,643	2007
	9.960541	10.150252	1.90%	24,800	2006
	10.027298	9.960541	-0.67%	24,729	2005
	10.000000	10.027298	0.27%	12,711	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.185045	13.218202	18.18%	35,993	2010
	9.226156	11.185045	21.23%	37,407	2009
	14.470254	9.226156	-36.24%	42,200	2008
	12.983732	14.470254	11.45%	49,197	2007
	11.353182	12.983732	14.36%	45,471	2006
	10.654166	11.353182	6.56%	40,748	2005
	10.000000	10.654166	6.54%	25,132	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	10.952226	12.458715	13.76%	24,168	2010
	9.504617	10.952226	15.23%	25,580	2009
	15.173133	9.504617	-37.36%	27,636	2008
	13.300881	15.173133	14.08%	27,164	2007
	11.738140	13.300881	13.31%	24,242	2006
	10.623214	11.738140	10.50%	18,900	2005
	10.000000	10.623214	6.23%	4,575	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.811438	11.696667	19.21%	7,740	2010
	7.144943	9.811438	37.32%	8,572	2009
	13.573682	7.144943	-47.36%	8,592	2008
	9.179075	13.573682	47.88%	5,550	2007
	10.000000	9.179075	-8.21%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.414330	15.350413	14.43%	7,260	2010
	7.903105	13.414330	69.73%	9,182	2009
	20.980380	7.903105	-62.33%	6,478	2008
	14.958457	20.980380	40.26%	6,720	2007
	12.193311	14.958457	22.68%	2,574	2006
	10.000000	12.193311	21.93%	1,776	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.424016	11.471555	10.05%	56,840	2010
	8.391883	10.424016	24.22%	70,532	2009
	13.472303	8.391883	-37.71%	86,839	2008
	10.955999	13.472303	20.14%	97,808	2007
	10.670044	10.955999	2.68%	93,102	2006
	9.812988	10.670044	8.73%	85,301	2005
	10.000000	9.812988	-1.87%	44,920	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	12.817218	14.390636	12.28%	4,907	2010
	8.955025	12.817218	43.13%	3,961	2009
	11.717943	8.955025	-23.58%	4,104	2008
	11.543415	11.717943	1.51%	3,947	2007
	10.709075	11.543415	7.79%	963	2006
	10.682989	10.709075	0.24%	896	2005
	10.000000	10.682989	6.83%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	11.973683	13.435303	12.21%	3,512	2010
	9.653364	11.973683	24.04%	3,625	2009
	17.070589	9.653364	-43.45%	3,512	2008
	14.399220	17.070589	18.55%	6,310	2007
	12.174694	14.399220	18.27%	2,735	2006
	10.692575	12.174694	13.86%	1,353	2005
	10.000000	10.692575	6.93%	1,441	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	12.582168	14.032778	11.53%	6,150	2010
	9.397781	12.582168	33.88%	6,119	2009
	16.651699	9.397781	-43.56%	5,735	2008
	15.505266	16.651699	7.39%	6,003	2007
	12.236949	15.505266	26.71%	5,283	2006
	11.260777	12.236949	8.67%	7,710	2005
	10.000000	11.260777	12.61%	2,463	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	9.739883	13.410945	37.69%	710	2010
	7.052264	9.739883	38.11%	675	2009
	13.884548	7.052264	-49.21%	1,630	2008
	13.340383	13.884548	4.08%	1,977	2007
	12.155893	13.340383	9.74%	4,710	2006
	10.287902	12.155893	18.16%	4,630	2005
	10.000000	10.287902	2.88%	1,903	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.768157	15.133917	28.60%	12,564	2010
	8.208610	11.768157	43.36%	12,934	2009
	13.168736	8.208610	-37.67%	14,856	2008
	11.964068	13.168736	10.07%	13,038	2007
	11.274032	11.964068	6.12%	10,990	2006
	10.000000	11.274032	12.74%	4,672	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.142046	9.921313	-2.18%	1,631	2010
	10.270870	10.142046	-1.25%	2,352	2009
	10.282666	10.270870	-0.11%	2,373	2008
	10.056446	10.282666	2.25%	1,855	2007
	9.861491	10.056446	1.98%	1,814	2006
	9.842774	9.861491	0.19%	9,682	2005
	10.000000	9.842774	-1.57%	8,910	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	9.010056	10.175141	12.93%	5,973	2010
	7.474553	9.010056	20.54%	6,026	2009
	10.000000	7.474553	-25.25%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.647882	10.315287	6.92%	3,975	2010
	8.738028	9.647882	10.41%	3,980	2009
	10.000000	8.738028	-12.62%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.192508	10.120669	10.10%	122,487	2010
	7.972644	9.192508	15.30%	124,185	2009
	10.000000	7.972644	-20.27%	59,852	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.293427	10.398329	11.89%	193,869	2010
	7.876463	9.293427	17.99%	193,947	2009
	10.000000	7.876463	-21.24%	16,657	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.516992	10.323487	8.47%	16,973	2010
	8.456996	9.516992	12.53%	9,608	2009
	10.000000	8.456996	-15.43%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.527099	13.224301	25.62%	6,228	2010
	8.711765	10.527099	20.84%	6,917	2009
	13.934686	8.711765	-37.48%	6,660	2008
	16.986373	13.934686	-17.97%	5,487	2007
	13.357344	16.986373	27.17%	1,944	2006
	12.328599	13.357344	8.34%	1,895	2005
	10.000000	12.328599	23.29%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.222761	15.676111	10.22%	16,437	2010
	10.115368	14.222761	40.61%	18,148	2009
	15.653608	10.115368	-35.38%	17,314	2008
	12.877773	15.653608	21.56%	13,130	2007
	12.211983	12.877773	5.45%	24,232	2006
	10.654772	12.211983	14.62%	23,725	2005
	10.000000	10.654772	6.55%	21,923	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.433184	13.140844	25.95%	7,243	2010
	7.922432	10.433184	31.69%	6,668	2009
	13.325813	7.922432	-40.55%	5,677	2008
	12.010789	13.325813	10.95%	5,583	2007
	11.695520	12.010789	2.70%	6,400	2006
	10.598459	11.695520	10.35%	5,724	2005
	10.000000	10.598459	5.98%	1,126	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	10.639934	13.148003	23.57%	8,360	2010
	8.428251	10.639934	26.24%	8,474	2009
	11.672947	8.428251	-27.80%	9,963	2008
	12.457710	11.672947	-6.30%	10,845	2007
	10.906502	12.457710	14.22%	11,011	2006
	10.712249	10.906502	1.81%	10,841	2005
	10.000000	10.712249	7.12%	3,126	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	9.954310	11.550869	16.04%	35,144	2010
	8.041144	9.954310	23.79%	38,825	2009
	12.429595	8.041144	-35.31%	42,894	2008
	12.480622	12.429595	-0.41%	55,268	2007
	10.923112	12.480622	14.26%	56,296	2006
	10.700497	10.923112	2.08%	56,399	2005
	10.000000	10.700497	7.00%	26,423	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.539051	8.447649	12.05%	4,826	2010
	6.063093	7.539051	24.34%	4,833	2009
	9.821498	6.063093	-38.27%	4,841	2008
	10.000000	9.821498	-1.79%	4,847	2007

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.464785	12.306842	7.34%	0	2010
	10.000000	11.464785	14.65%	0	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.020578	13.163898	9.51%	0	2010
	10.000000	12.020578	20.21%	0	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	9.902205	10.249833	3.51%	0	2010
	9.286475	9.902205	6.63%	0	2009
	10.109119	9.286475	-8.14%	0	2008
	10.000000	10.109119	1.09%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.703784	9.436603	8.42%	39,472	2010
	7.473940	8.703784	16.46%	25,680	2009
	9.955372	7.473940	-24.93%	25,720	2008
	10.000000	9.955372	-0.45%	5,161	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.070438	8.901470	10.30%	5,362	2010
	6.637216	8.070438	21.59%	5,384	2009
	9.897009	6.637216	-32.94%	5,331	2008
	10.000000	9.897009	-1.03%	5,169	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.343044	9.910714	6.08%	19,131	2010
	8.343195	9.343044	11.98%	15,322	2009
	10.046788	8.343195	-16.96%	15,322	2008
	10.000000	10.046788	0.47%	0	2007

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.186562	20.371837	6.18%	0	2010
	15.704580	19.186562	22.17%	0	2009
	21.662361	15.704580	-27.50%	1,435	2008
	15.386924	21.662361	40.78%	1,517	2007
	13.107145	15.386924	17.39%	1,691	2006
	10.794394	13.107145	21.43%	1,811	2005
	10.000000	10.794394	7.94%	1,969	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	10.994081	12.579061	14.42%	0	2010
	9.938453	10.994081	10.62%	0	2009
	12.876288	9.938453	-22.82%	1,368	2008
	11.596250	12.876288	11.04%	1,528	2007
	10.672039	11.596250	8.66%	1,307	2006
	10.401022	10.672039	2.61%	1,272	2005
	10.000000	10.401022	4.01%	1,193	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.735708	11.122376	3.60%	0	2010
	10.253820	10.735708	4.70%	0	2009
	10.462550	10.253820	-2.00%	0	2008
	10.135574	10.462550	3.23%	0	2007
	9.951221	10.135574	1.85%	0	2006
	10.023031	9.951221	-0.72%	0	2005
	10.000000	10.023031	0.23%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.151728	13.172096	18.12%	0	2010
	9.203383	11.151728	21.17%	0	2009
	14.441928	9.203383	-36.27%	0	2008
	12.964973	14.441928	11.39%	0	2007
	11.342563	12.964973	14.30%	0	2006
	10.649633	11.342563	6.51%	0	2005
	10.000000	10.649633	6.50%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	10.919561	12.415221	13.70%	0	2010
	9.481117	10.919561	15.17%	0	2009
	15.143392	9.481117	-37.39%	1,356	2008
	13.281640	15.143392	14.02%	1,311	2007
	11.727145	13.281640	13.26%	1,151	2006
	10.618680	11.727145	10.44%	1,183	2005
	10.000000	10.618680	6.19%	1,188	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	7.528740	8.431772	11.99%	0	2010
	6.057902	7.528740	24.28%	0	2009
	9.818141	6.057902	-38.30%	0	2008
	10.000000	9.818141	-1.82%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.382889	15.306609	14.37%	0	2010
	7.888615	13.382889	69.65%	0	2009
	20.952680	7.888615	-62.35%	0	2008
	14.946394	20.952680	40.19%	0	2007
	12.189689	14.946394	22.62%	0	2006
	10.000000	12.189689	21.90%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.392963	11.431525	9.99%	0	2010
	8.371156	10.392963	24.15%	0	2009
	13.445912	8.371156	-37.74%	3,111	2008
	10.940165	13.445912	20.08%	2,944	2007
	10.660066	10.940165	2.63%	2,773	2006
	9.808803	10.660066	8.68%	2,557	2005
	10.000000	9.808803	-1.91%	2,530	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	12.779002	14.340396	12.22%	0	2010
	8.932894	12.779002	43.06%	0	2009
	11.694969	8.932894	-23.62%	0	2008
	11.526709	11.694969	1.46%	0	2007
	10.699038	11.526709	7.74%	0	2006
	10.678437	10.699038	0.19%	0	2005
	10.000000	10.678437	6.78%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	11.938008	13.388426	12.15%	0	2010
	9.629525	11.938008	23.97%	0	2009
	17.037171	9.629525	-43.48%	0	2008
	14.378416	17.037171	18.49%	0	2007
	12.163302	14.378416	18.21%	0	2006
	10.688018	12.163302	13.80%	0	2005
	10.000000	10.688018	6.88%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	12.544671	13.983811	11.47%	0	2010
	9.374580	12.544671	33.82%	0	2009
	16.619110	9.374580	-43.59%	0	2008
	15.482884	16.619110	7.34%	0	2007
	12.225511	15.482884	26.64%	0	2006
	11.255984	12.225511	8.61%	0	2005
	10.000000	11.255984	12.56%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	9.710824	13.364100	37.62%	0	2010
	7.034825	9.710824	38.04%	0	2009
	13.857324	7.034825	-49.23%	0	2008
	13.321083	13.857324	4.03%	0	2007
	12.144513	13.321083	9.69%	0	2006
	10.283514	12.144513	18.10%	0	2005
	10.000000	10.283514	2.84%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.740591	15.090753	28.53%	0	2010
	8.193568	11.740591	43.29%	0	2009
	13.151338	8.193568	-37.70%	0	2008
	11.954405	13.151338	10.01%	0	2007
	11.270679	11.954405	6.07%	0	2006
	10.000000	11.270679	12.71%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.110954	9.885835	-2.23%	0	2010
	10.244622	10.110954	-1.30%	0	2009
	10.261638	10.244622	-0.17%	0	2008
	10.041046	10.261638	2.20%	0	2007
	9.851416	10.041046	1.92%	0	2006
	9.837737	9.851416	0.14%	0	2005
	10.000000	9.837737	-1.62%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	9.001598	10.160413	12.87%	0	2010
	7.471358	9.001598	20.48%	0	2009
	10.000000	7.471358	-25.29%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.638807	10.300323	6.86%	0	2010
	8.734287	9.638807	10.36%	0	2009
	10.000000	8.734287	-12.66%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.183881	10.106006	10.04%	0	2010
	7.969229	9.183881	15.24%	0	2009
	10.000000	7.969229	-20.31%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.284696	10.383255	11.83%	0	2010
	7.873089	9.284696	17.93%	0	2009
	10.000000	7.873089	-21.27%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.508049	10.308511	8.42%	0	2010
	8.453374	9.508049	12.48%	0	2009
	10.000000	8.453374	-15.47%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.497956	13.180954	25.56%	0	2010
	8.692097	10.497956	20.78%	0	2009
	13.910369	8.692097	-37.51%	0	2008
	16.965468	13.910369	-18.01%	0	2007
	13.347713	16.965468	27.10%	0	2006
	12.326000	13.347713	8.29%	0	2005
	10.000000	12.326000	23.26%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.180369	15.621408	10.16%	0	2010
	10.090376	14.180369	40.53%	0	2009
	15.622940	10.090376	-35.41%	0	2008
	12.859146	15.622940	21.49%	0	2007
	12.200552	12.859146	5.40%	0	2006
	10.650228	12.200552	14.56%	0	2005
	10.000000	10.650228	6.50%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.402066	13.094952	25.89%	0	2010
	7.902841	10.402066	31.62%	0	2009
	13.299679	7.902841	-40.58%	0	2008
	11.993404	13.299679	10.89%	0	2007
	11.684560	11.993404	2.64%	0	2006
	10.593928	11.684560	10.29%	0	2005
	10.000000	10.593928	5.94%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	10.608210	13.102099	23.51%	0	2010
	8.407421	10.608210	26.18%	0	2009
	11.650073	8.407421	-27.83%	0	2008
	12.439708	11.650073	-6.35%	0	2007
	10.896297	12.439708	14.16%	0	2006
	10.707685	10.896297	1.76%	0	2005
	10.000000	10.707685	7.08%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	9.924640	11.510545	15.98%	0	2010
	8.021278	9.924640	23.73%	0	2009
	12.405254	8.021278	-35.34%	1,672	2008
	12.462586	12.405254	-0.46%	1,560	2007
	10.912888	12.462586	14.20%	1,240	2006
	10.695926	10.912888	2.03%	1,251	2005
	10.000000	10.695926	6.96%	1,171	2004*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.528740	8.431772	11.99%	0	2010
	6.057902	7.528740	24.28%	0	2009
	9.818141	6.057902	-38.30%	0	2008
	10.000000	9.818141	-1.82%	0	2007

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.460873	12.296361	7.29%	0	2010
	10.000000	11.460873	14.61%	0	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.016478	13.152685	9.46%	0	2010
	10.000000	12.016478	20.16%	0	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	9.888699	10.230618	3.46%	0	2010
	9.278557	9.888699	6.58%	0	2009
	10.105663	9.278557	-8.18%	0	2008
	10.000000	10.105663	1.06%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.691888	9.418886	8.36%	630	2010
	7.467554	8.691888	16.40%	636	2009
	9.951962	7.467554	-24.96%	641	2008
	10.000000	9.951962	-0.48%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.059425	8.884786	10.24%	0	2010
	6.631547	8.059425	21.53%	0	2009
	9.893628	6.631547	-32.97%	0	2008
	10.000000	9.893628	-1.06%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.330293	9.892135	6.02%	590	2010
	8.336075	9.330293	11.93%	589	2009
	10.043354	8.336075	-17.00%	589	2008
	10.000000	10.043354	0.43%	0	2007

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.129405	20.300761	6.12%	35,577	2010
	15.665808	19.129405	22.11%	48,786	2009
	21.619953	15.665808	-27.54%	58,564	2008
	15.364693	21.619953	40.71%	56,365	2007
	13.094887	15.364693	17.33%	53,277	2006
	10.789797	13.094887	21.36%	34,015	2005
	10.000000	10.789797	7.90%	2,535	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	10.961290	12.535130	14.36%	16,186	2010
	9.913877	10.961290	10.57%	19,340	2009
	12.851028	9.913877	-22.86%	21,543	2008
	11.579451	12.851028	10.98%	23,207	2007
	10.662030	11.579451	8.60%	17,844	2006
	10.396574	10.662030	2.55%	12,697	2005
	10.000000	10.396574	3.97%	8,509	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.703719	11.083558	3.55%	18,429	2010
	10.228493	10.703719	4.65%	17,720	2009
	10.442050	10.228493	-2.05%	14,936	2008
	10.120921	10.442050	3.17%	14,909	2007
	9.941900	10.120921	1.80%	10,654	2006
	10.018753	9.941900	-0.77%	4,384	2005
	10.000000	10.018753	0.19%	1,857	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.118467	13.126090	18.06%	22,622	2010
	9.180624	11.118467	21.11%	23,655	2009
	14.413609	9.180624	-36.31%	28,023	2008
	12.946212	14.413609	11.33%	33,322	2007
	11.331929	12.946212	14.25%	30,248	2006
	10.645089	11.331929	6.45%	19,305	2005
	10.000000	10.645089	6.45%	8,727	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	10.886991	12.371855	13.64%	12,887	2010
	9.457679	10.886991	15.11%	18,118	2009
	15.113706	9.457679	-37.42%	24,626	2008
	13.262437	15.113706	13.96%	26,030	2007
	11.716154	13.262437	13.20%	25,080	2006
	10.614151	11.716154	10.38%	21,379	2005
	10.000000	10.614151	6.14%	4,799	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.774639	11.640901	19.09%	165	2010
	7.125433	9.774639	37.18%	63	2009
	13.550519	7.125433	-47.42%	46	2008
	9.172838	13.550519	47.72%	198	2007
	10.000000	9.172838	-8.27%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.351488	15.262881	14.32%	1,167	2010
	7.874138	13.351488	69.56%	1,005	2009
	20.925000	7.874138	-62.37%	853	2008
	14.934342	20.925000	40.11%	675	2007
	12.186073	14.934342	22.55%	552	2006
	10.000000	12.186073	21.86%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.361965	11.391602	9.94%	23,656	2010
	8.350468	10.361965	24.09%	26,803	2009
	13.419569	8.350468	-37.77%	36,633	2008
	10.924356	13.419569	20.02%	36,514	2007
	10.650084	10.924356	2.58%	34,269	2006
	9.804615	10.650084	8.62%	32,798	2005
	10.000000	9.804615	-1.95%	15,108	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	12.740924	14.290345	12.16%	19,438	2010
	8.910826	12.740924	42.98%	18,752	2009
	11.672055	8.910826	-23.66%	6,056	2008
	11.510043	11.672055	1.41%	5,111	2007
	10.689015	11.510043	7.68%	4,918	2006
	10.673878	10.689015	0.14%	121	2005
	10.000000	10.673878	6.74%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	11.902403	13.341690	12.09%	2,539	2010
	9.605724	11.902403	23.91%	2,167	2009
	17.003794	9.605724	-43.51%	2,169	2008
	14.357638	17.003794	18.43%	1,536	2007
	12.151925	14.357638	18.15%	1,567	2006
	10.683467	12.151925	13.75%	980	2005
	10.000000	10.683467	6.83%	1,019	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	12.507243	13.934955	11.42%	173	2010
	9.351391	12.507243	33.75%	94	2009
	16.586516	9.351391	-43.62%	736	2008
	15.460475	16.586516	7.28%	716	2007
	12.214054	15.460475	26.58%	850	2006
	11.251181	12.214054	8.56%	941	2005
	10.000000	11.251181	12.51%	610	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	9.681853	13.317429	37.55%	1,529	2010
	7.017429	9.681853	37.97%	1,629	2009
	13.830173	7.017429	-49.26%	1,707	2008
	13.301828	13.830173	3.97%	1,831	2007
	12.133141	13.301828	9.63%	1,883	2006
	10.279118	12.133141	18.04%	1,983	2005
	10.000000	10.279118	2.79%	2,043	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.713056	15.047670	28.47%	9,724	2010
	8.178536	11.713056	43.22%	9,914	2009
	13.133955	8.178536	-37.73%	18,158	2008
	11.944759	13.133955	9.96%	16,509	2007
	11.267334	11.944759	6.01%	8,415	2006
	10.000000	11.267334	12.67%	4,743	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.079949	9.850480	-2.28%	6,199	2010
	10.218438	10.079949	-1.36%	7,926	2009
	10.240650	10.218438	-0.22%	22,624	2008
	10.025668	10.240650	2.14%	21,776	2007
	9.841353	10.025668	1.87%	9,361	2006
	9.832704	9.841353	0.09%	2,394	2005
	10.000000	9.832704	-1.67%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	8.993138	10.145673	12.82%	12,988	2010
	7.468149	8.993138	20.42%	12,993	2009
	10.000000	7.468149	-25.32%	20,031	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.629757	10.285380	6.81%	31,247	2010
	8.730548	9.629757	10.30%	0	2009
	10.000000	8.730548	-12.69%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.175249	10.091347	9.98%	0	2010
	7.965815	9.175249	15.18%	0	2009
	10.000000	7.965815	-20.34%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.275971	10.368197	11.77%	0	2010
	7.869713	9.275971	17.87%	0	2009
	10.000000	7.869713	-21.30%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.499115	10.293572	8.36%	18,154	2010
	8.449759	9.499115	12.42%	0	2009
	10.000000	8.449759	-15.50%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.468884	13.137741	25.49%	0	2010
	8.672471	10.468884	20.71%	0	2009
	13.886108	8.672471	-37.55%	0	2008
	16.944602	13.886108	-18.05%	0	2007
	13.338100	16.944602	27.04%	0	2006
	12.323398	13.338100	8.23%	0	2005
	10.000000	12.323398	23.23%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.138061	15.566829	10.11%	2,279	2010
	10.065413	14.138061	40.46%	2,407	2009
	15.592287	10.065413	-35.45%	3,165	2008
	12.840527	15.592287	21.43%	3,165	2007
	12.189108	12.840527	5.34%	3,378	2006
	10.645674	12.189108	14.50%	4,263	2005
	10.000000	10.645674	6.46%	4,411	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.371027	13.049203	25.82%	6,710	2010
	7.883289	10.371027	31.56%	446	2009
	13.273605	7.883289	-40.61%	440	2008
	11.976064	13.273605	10.83%	255	2007
	11.673624	11.976064	2.59%	308	2006
	10.589412	11.673624	10.24%	359	2005
	10.000000	10.589412	5.89%	1,198	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	10.576582	13.056355	23.45%	2,912	2010
	8.386645	10.576582	26.11%	3,104	2009
	11.627244	8.386645	-27.87%	4,083	2008
	12.421713	11.627244	-6.40%	4,155	2007
	10.886090	12.421713	14.11%	4,336	2006
	10.703118	10.886090	1.71%	5,196	2005
	10.000000	10.703118	7.03%	4,519	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	9.895027	11.470345	15.92%	16,934	2010
	8.001449	9.895027	23.67%	22,983	2009
	12.380940	8.001449	-35.37%	27,468	2008
	12.444564	12.380940	-0.51%	27,371	2007
	10.902665	12.444564	14.14%	25,376	2006
	10.691365	10.902665	1.98%	20,174	2005
	10.000000	10.691365	6.91%	9,321	2004*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.518455	8.415946	11.94%	0	2010
	6.052725	7.518455	24.22%	0	2009
	9.814789	6.052725	-38.33%	0	2008
	10.000000	9.814789	-1.85%	0	2007

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.456955	12.285861	7.23%	0	2010
	10.000000	11.456955	14.57%	0	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.012377	13.141486	9.40%	0	2010
	10.000000	12.012377	20.12%	0	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	9.875210	10.211436	3.40%	0	2010
	9.270639	9.875210	6.52%	0	2009
	10.102214	9.270639	-8.23%	0	2008
	10.000000	10.102214	1.02%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.680033	9.401228	8.31%	13,104	2010
	7.461175	8.680033	16.34%	13,103	2009
	9.948559	7.461175	-25.00%	13,102	2008
	10.000000	9.948559	-0.51%	7,535	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.048399	8.868097	10.18%	7,799	2010
	6.625877	8.048399	21.47%	7,831	2009
	9.890239	6.625877	-33.01%	7,754	2008
	10.000000	9.890239	-1.10%	7,490	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.317535	9.873553	5.97%	5,473	2010
	8.328947	9.317535	11.87%	5,447	2009
	10.039921	8.328947	-17.04%	5,499	2008
	10.000000	10.039921	0.40%	0	2007

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.072370	20.229871	6.07%	18,118	2010
	15.627089	19.072370	22.05%	18,118	2009
	21.577584	15.627089	-27.58%	6,919	2008
	15.342470	21.577584	40.64%	6,178	2007
	13.082631	15.342470	17.27%	4,124	2006
	10.785195	13.082631	21.30%	4,002	2005
	10.000000	10.785195	7.85%	377	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	10.928603	12.491359	14.30%	4,936	2010
	9.889375	10.928603	10.51%	4,947	2009
	12.825848	9.889375	-22.89%	5,104	2008
	11.562709	12.825848	10.92%	5,104	2007
	10.652056	11.562709	8.55%	3,208	2006
	10.392148	10.652056	2.50%	3,901	2005
	10.000000	10.392148	3.92%	1,607	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.671775	11.044824	3.50%	1,680	2010
	10.203207	10.671775	4.59%	1,683	2009
	10.421574	10.203207	-2.10%	1,684	2008
	10.106271	10.421574	3.12%	1,684	2007
	9.932577	10.106271	1.75%	0	2006
	10.014476	9.932577	-0.82%	0	2005
	10.000000	10.014476	0.14%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.085312	13.080262	18.00%	5,866	2010
	9.157934	11.085312	21.05%	5,933	2009
	14.385371	9.157934	-36.34%	6,093	2008
	12.927503	14.385371	11.28%	6,093	2007
	11.321326	12.927503	14.19%	4,758	2006
	10.640546	11.321326	6.40%	4,707	2005
	10.000000	10.640546	6.41%	3,998	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	10.854511	12.328635	13.58%	3,353	2010
	9.434292	10.854511	15.05%	3,389	2009
	15.084063	9.434292	-37.46%	4,537	2008
	13.243239	15.084063	13.90%	4,537	2007
	11.705182	13.243239	13.14%	4,806	2006
	10.609621	11.705182	10.33%	5,146	2005
	10.000000	10.609621	6.10%	3,565	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.756249	11.613045	19.03%	0	2010
	7.115680	9.756249	37.11%	0	2009
	13.538937	7.115680	-47.44%	0	2008
	9.169718	13.538937	47.65%	0	2007
	10.000000	9.169718	-8.30%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.320166	15.219299	14.26%	0	2010
	7.859687	13.320166	69.47%	0	2009
	20.897360	7.859687	-62.39%	0	2008
	14.922285	20.897360	40.04%	0	2007
	12.182449	14.922285	22.49%	0	2006
	10.000000	12.182449	21.82%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.331051	11.351817	9.88%	10,332	2010
	8.329814	10.331051	24.02%	10,430	2009
	13.393264	8.329814	-37.81%	11,837	2008
	10.908538	13.393264	19.96%	13,141	2007
	10.640104	10.908538	2.52%	12,080	2006
	9.800436	10.640104	8.57%	12,021	2005
	10.000000	9.800436	-2.00%	8,644	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	12.702932	14.240459	12.10%	0	2010
	8.888798	12.702932	42.91%	0	2009
	11.649169	8.888798	-23.70%	0	2008
	11.493395	11.649169	1.36%	0	2007
	10.679008	11.493395	7.63%	0	2006
	10.669327	10.679008	0.09%	0	2005
	10.000000	10.669327	6.69%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	11.866924	13.295107	12.03%	0	2010
	9.581996	11.866924	23.85%	0	2009
	16.970478	9.581996	-43.54%	0	2008
	14.336880	16.970478	18.37%	0	2007
	12.140556	14.336880	18.09%	0	2006
	10.678915	12.140556	13.69%	0	2005
	10.000000	10.678915	6.79%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	12.469962	13.886324	11.36%	0	2010
	9.328288	12.469962	33.68%	0	2009
	16.554027	9.328288	-43.65%	0	2008
	15.438134	16.554027	7.23%	0	2007
	12.202626	15.438134	26.51%	0	2006
	11.246384	12.202626	8.50%	0	2005
	10.000000	11.246384	12.46%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	9.652962	13.270898	37.48%	0	2010
	7.000067	9.652962	37.90%	0	2009
	13.803045	7.000067	-49.29%	0	2008
	13.282578	13.803045	3.92%	0	2007
	12.121782	13.282578	9.58%	0	2006
	10.274736	12.121782	17.98%	0	2005
	10.000000	10.274736	2.75%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.685614	15.004736	28.40%	0	2010
	8.163549	11.685614	43.14%	0	2009
	13.116619	8.163549	-37.76%	0	2008
	11.935133	13.116619	9.90%	0	2007
	11.263991	11.935133	5.96%	0	2006
	10.000000	11.263991	12.64%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.049020	9.815224	-2.33%	428	2010
	10.192303	10.049020	-1.41%	437	2009
	10.219692	10.192303	-0.27%	440	2008
	10.010304	10.219692	2.09%	440	2007
	9.831289	10.010304	1.82%	440	2006
	9.827670	9.831289	0.04%	440	2005
	10.000000	9.827670	-1.72%	1,038	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	8.984669	10.130917	12.76%	0	2010
	7.464945	8.984669	20.36%	0	2009
	10.000000	7.464945	-25.35%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.620701	10.270459	6.75%	0	2010
	8.726806	9.620701	10.24%	0	2009
	10.000000	8.726806	-12.73%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.166622	10.076693	9.93%	0	2010
	7.962404	9.166622	15.12%	0	2009
	10.000000	7.962404	-20.38%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.267233	10.353131	11.72%	5,869	2010
	7.866333	9.267233	17.81%	6,078	2009
	10.000000	7.866333	-21.34%	6,078	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.490181	10.278632	8.31%	5,926	2010
	8.446130	9.490181	12.36%	0	2009
	10.000000	8.446130	-15.54%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.439855	13.094614	25.43%	0	2010
	8.652868	10.439855	20.65%	0	2009
	13.861876	8.652868	-37.58%	0	2008
	16.923752	13.861876	-18.09%	0	2007
	13.328483	16.923752	26.97%	0	2006
	12.320802	13.328483	8.18%	0	2005
	10.000000	12.320802	23.21%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.095884	15.512459	10.05%	0	2010
	10.040527	14.095884	40.39%	0	2009
	15.561719	10.040527	-35.48%	0	2008
	12.821951	15.561719	21.37%	0	2007
	12.177698	12.821951	5.29%	0	2006
	10.641137	12.177698	14.44%	0	2005
	10.000000	10.641137	6.41%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.340080	13.003619	25.76%	0	2010
	7.863802	10.340080	31.49%	0	2009
	13.247579	7.863802	-40.64%	0	2008
	11.958732	13.247579	10.78%	0	2007
	11.662684	11.958732	2.54%	0	2006
	10.584895	11.662684	10.18%	0	2005
	10.000000	10.584895	5.85%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	10.545018	13.010740	23.38%	0	2010
	8.365891	10.545018	26.05%	0	2009
	11.604427	8.365891	-27.91%	0	2008
	12.403733	11.604427	-6.44%	0	2007
	10.875888	12.403733	14.05%	0	2006
	10.698546	10.875888	1.66%	0	2005
	10.000000	10.698546	6.99%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	9.865511	11.430275	15.86%	4,901	2010
	7.981655	9.865511	23.60%	4,901	2009
	12.356662	7.981655	-35.41%	6,034	2008
	12.426558	12.356662	-0.56%	6,034	2007
	10.892454	12.426558	14.08%	6,034	2006
	10.686813	10.892454	1.92%	5,949	2005
	10.000000	10.686813	6.87%	3,332	2004*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.508192	8.400169	11.88%	0	2010
	6.047554	7.508192	24.15%	0	2009
	9.811421	6.047554	-38.36%	0	2008
	10.000000	9.811421	-1.89%	0	2007

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.453037	12.275380	7.18%	0	2010
	10.000000	11.453037	14.53%	0	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.008267	13.130259	9.34%	0	2010
	10.000000	12.008267	20.08%	0	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	9.861727	10.192271	3.35%	0	2010
	9.262723	9.861727	6.47%	0	2009
	10.098757	9.262723	-8.28%	0	2008
	10.000000	10.098757	0.99%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.668160	9.383569	8.25%	0	2010
	7.454797	8.668160	16.28%	0	2009
	9.945154	7.454797	-25.04%	0	2008
	10.000000	9.945154	-0.55%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.037397	8.851437	10.13%	0	2010
	6.620210	8.037397	21.41%	0	2009
	9.886853	6.620210	-33.04%	0	2008
	10.000000	9.886853	-1.13%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.304824	9.855043	5.91%	0	2010
	8.321836	9.304824	11.81%	0	2009
	10.036490	8.321836	-17.08%	0	2008
	10.000000	10.036490	0.36%	0	2007

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.015460	20.159192	6.01%	2,119	2010
	15.588437	19.015460	21.98%	3,195	2009
	21.535258	15.588437	-27.61%	3,324	2008
	15.320266	21.535258	40.57%	5,165	2007
	13.070363	15.320266	17.21%	5,323	2006
	10.780586	13.070363	21.24%	5,360	2005
	10.000000	10.780586	7.81%	3,241	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	10.895982	12.447697	14.24%	4,126	2010
	9.864913	10.895982	10.45%	4,126	2009
	12.800681	9.864913	-22.93%	4,126	2008
	11.545971	12.800681	10.87%	5,889	2007
	10.642069	11.545971	8.49%	5,935	2006
	10.387716	10.642069	2.45%	5,973	2005
	10.000000	10.387716	3.88%	4,742	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.639915	11.006211	3.44%	2,241	2010
	10.177954	10.639915	4.54%	866	2009
	10.401113	10.177954	-2.15%	866	2008
	10.091627	10.401113	3.07%	2,571	2007
	9.923263	10.091627	1.70%	2,615	2006
	10.010205	9.923263	-0.87%	2,651	2005
	10.000000	10.010205	0.10%	1,785	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.052203	13.034521	17.94%	7,105	2010
	9.135270	11.052203	20.98%	9,421	2009
	14.357144	9.135270	-36.37%	10,793	2008
	12.908777	14.357144	11.22%	14,300	2007
	11.310709	12.908777	14.13%	14,656	2006
	10.636006	11.310709	6.34%	14,768	2005
	10.000000	10.636006	6.36%	10,544	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	10.822097	12.285538	13.52%	1,588	2010
	9.410944	10.822097	14.99%	1,588	2009
	15.054477	9.410944	-37.49%	1,588	2008
	13.224066	15.054477	13.84%	1,588	2007
	11.694201	13.224066	13.08%	1,588	2006
	10.605095	11.694201	10.27%	1,588	2005
	10.000000	10.605095	6.05%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.737911	11.585284	18.97%	0	2010
	7.105942	9.737911	37.04%	0	2009
	13.527358	7.105942	-47.47%	0	2008
	9.166589	13.527358	47.57%	0	2007
	10.000000	9.166589	-8.33%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.288899	15.175800	14.20%	762	2010
	7.845258	13.288899	69.39%	0	2009
	20.869736	7.845258	-62.41%	2,272	2008
	14.910233	20.869736	39.97%	0	2007
	12.178832	14.910233	22.43%	0	2006
	10.000000	12.178832	21.79%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.300178	11.312102	9.82%	6,423	2010
	8.309185	10.300178	23.96%	6,423	2009
	13.366953	8.309185	-37.84%	12,897	2008
	10.892725	13.366953	19.89%	19,081	2007
	10.630112	10.892725	2.47%	19,837	2006
	9.796241	10.630112	8.51%	19,957	2005
	10.000000	9.796241	-2.04%	20,639	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	12.665019	14.190681	12.05%	0	2010
	8.866802	12.665019	42.84%	3,871	2009
	11.626310	8.866802	-23.74%	0	2008
	11.476754	11.626310	1.30%	0	2007
	10.668996	11.476754	7.57%	0	2006
	10.664777	10.668996	0.04%	0	2005
	10.000000	10.664777	0.04%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	11.831448	13.248577	11.98%	0	2010
	9.558251	11.831448	23.78%	0	2009
	16.937121	9.558251	-43.57%	0	2008
	14.316079	16.937121	18.31%	0	2007
	12.129143	14.316079	18.03%	0	2006
	10.674337	12.129143	13.63%	0	2005
	10.000000	10.674337	6.74%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	12.432721	13.837778	11.30%	0	2010
	9.305200	12.432721	33.61%	0	2009
	16.521542	9.305200	-43.68%	0	2008
	15.415782	16.521542	7.17%	0	2007
	12.191185	15.415782	26.45%	0	2006
	11.241580	12.191185	8.45%	0	2005
	10.000000	11.241580	12.42%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	9.624127	13.224492	37.41%	3,040	2010
	6.982733	9.624127	37.83%	1,361	2009
	13.775939	6.982733	-49.31%	3,965	2008
	13.263323	13.775939	3.86%	1,361	2007
	12.110398	13.263323	9.52%	5,246	2006
	10.270341	12.110398	17.92%	1,361	2005
	10.000000	10.270341	2.70%	1,361	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.658162	14.961832	28.34%	1,393	2010
	8.148548	11.658162	43.07%	4,690	2009
	13.099243	8.148548	-37.79%	1,263	2008
	11.925468	13.099243	9.84%	1,374	2007
	11.260634	11.925468	5.90%	1,494	2006
	10.000000	11.260634	12.61%	1,494	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.018173	9.780082	-2.38%	0	2010
	10.166225	10.018173	-1.46%	3,104	2009
	10.198770	10.166225	-0.32%	21,521	2008
	9.994956	10.198770	2.04%	10,949	2007
	9.821235	9.994956	1.77%	0	2006
	9.822636	9.821235	-0.01%	10,998	2005
	10.000000	9.822636	-1.77%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	8.976222	10.116220	12.70%	0	2010
	7.461745	8.976222	20.30%	0	2009
	10.000000	7.461745	-25.38%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.611646	10.255535	6.70%	0	2010
	8.723064	9.611646	10.19%	0	2009
	10.000000	8.723064	-12.77%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.157998	10.062062	9.87%	12,527	2010
	7.958983	9.157998	15.06%	0	2009
	10.000000	7.958983	-20.41%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.258532	10.338107	11.66%	0	2010
	7.862967	9.258532	17.75%	0	2009
	10.000000	7.862967	-21.37%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.481250	10.263697	8.25%	0	2010
	8.442508	9.481250	12.30%	0	2009
	10.000000	8.442508	-15.57%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.410905	13.051625	25.36%	968	2010
	8.633305	10.410905	20.59%	0	2009
	13.837654	8.633305	-37.61%	2,100	2008
	16.902897	13.837654	-18.13%	0	2007
	13.318862	16.902897	26.91%	0	2006
	12.318204	13.318862	8.12%	0	2005
	10.000000	12.318204	23.18%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.053809	15.458243	9.99%	8,937	2010
	10.015691	14.053809	40.32%	7,739	2009
	15.531204	10.015691	-35.51%	7,739	2008
	12.803395	15.531204	21.31%	7,739	2007
	12.166281	12.803395	5.24%	11,481	2006
	10.636593	12.166281	14.38%	7,739	2005
	10.000000	10.636593	6.37%	7,739	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.309205	12.958155	25.69%	7,118	2010
	7.844336	10.309205	31.42%	6,516	2009
	13.221580	7.844336	-40.67%	8,844	2008
	11.941411	13.221580	10.72%	6,516	2007
	11.651757	11.941411	2.49%	6,516	2006
	10.580376	11.651757	10.13%	6,516	2005
	10.000000	10.580376	5.80%	6,516	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	10.513527	12.965253	23.32%	0	2010
	8.345191	10.513527	25.98%	0	2009
	11.581665	8.345191	-27.94%	0	2008
	12.385781	11.581665	-6.49%	0	2007
	10.865695	12.385781	13.99%	0	2006
	10.693982	10.865695	1.61%	0	2005
	10.000000	10.693982	6.94%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	9.836038	11.390305	15.80%	2,965	2010
	7.961898	9.836038	23.54%	4,947	2009
	12.332417	7.961898	-35.44%	4,187	2008
	12.408562	12.332417	-0.61%	6,055	2007
	10.882240	12.408562	14.03%	6,215	2006
	10.682243	10.882240	1.87%	6,253	2005
	10.000000	10.682243	6.82%	3,288	2004*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.497911	8.384372	11.82%	0	2010
	6.042377	7.497911	24.09%	0	2009
	9.808066	6.042377	-38.39%	0	2008
	10.000000	9.808066	-1.92%	0	2007

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.449122	12.264902	7.13%	0	2010
	10.000000	11.449122	14.49%	0	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.004174	13.119072	9.29%	0	2010
	10.000000	12.004174	20.04%	0	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	9.848243	10.173129	3.30%	0	2010
	9.254797	9.848243	6.41%	0	2009
	10.095294	9.254797	-8.33%	0	2008
	10.000000	10.095294	0.95%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.656315	9.365953	8.20%	12,518	2010
	7.448415	8.656315	16.22%	12,518	2009
	9.941750	7.448415	-25.08%	12,518	2008
	10.000000	9.941750	-0.58%	12,518	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.026414	8.834814	10.07%	6,643	2010
	6.614551	8.026414	21.34%	6,643	2009
	9.883470	6.614551	-33.07%	6,643	2008
	10.000000	9.883470	-1.17%	6,651	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.292104	9.836525	5.86%	0	2010
	8.314717	9.292104	11.75%	0	2009
	10.033052	8.314717	-17.13%	0	2008
	10.000000	10.033052	0.33%	0	2007

Optional Benefits Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	18.958698	20.088722	5.96%	18,828	2010
	15.549864	18.958698	21.92%	32,276	2009
	21.493005	15.549864	-27.65%	26,253	2008
	15.298084	21.493005	40.49%	28,780	2007
	13.058111	15.298084	17.15%	25,827	2006
	10.775985	13.058111	21.18%	2,978	2005
	10.000000	10.775985	7.76%	1,961	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	10.863462	12.404186	14.18%	7,784	2010
	9.840511	10.863462	10.40%	4,870	2009
	12.775574	9.840511	-22.97%	5,025	2008
	11.529265	12.775574	10.81%	4,753	2007
	10.632100	11.529265	8.44%	4,896	2006
	10.383286	10.632100	2.40%	6,250	2005
	10.000000	10.383286	3.83%	4,294	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.608195	10.967773	3.39%	24,871	2010
	10.152799	10.608195	4.49%	9,322	2009
	10.380712	10.152799	-2.20%	8,510	2008
	10.077024	10.380712	3.01%	8,783	2007
	9.913958	10.077024	1.64%	1,954	2006
	10.005934	9.913958	-0.92%	1,984	2005
	10.000000	10.005934	0.06%	653	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.019185	12.988932	17.88%	10,556	2010
	9.112649	11.019185	20.92%	7,929	2009
	14.328959	9.112649	-36.40%	5,790	2008
	12.890074	14.328959	11.16%	9,291	2007
	11.300094	12.890074	14.07%	5,403	2006
	10.631456	11.300094	6.29%	4,006	2005
	10.000000	10.631456	6.31%	3,451	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	10.789776	12.242572	13.46%	4,410	2010
	9.387656	10.789776	14.94%	1,392	2009
	15.024941	9.387656	-37.52%	1,524	2008
	13.204925	15.024941	13.78%	2,221	2007
	11.683246	13.204925	13.02%	2,448	2006
	10.600558	11.683246	10.21%	874	2005
	10.000000	10.600558	6.01%	471	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.719595	11.557578	18.91%	2,008	2010
	7.096215	9.719595	36.97%	2,008	2009
	13.515796	7.096215	-47.50%	1,337	2008
	9.163479	13.515796	47.50%	1,337	2007
	10.000000	9.163479	-8.37%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.257681	15.132401	14.14%	1,703	2010
	7.830839	13.257681	69.30%	1,703	2009
	20.842109	7.830839	-62.43%	1,129	2008
	14.898174	20.842109	39.90%	1,129	2007
	12.175211	14.898174	22.36%	303	2006
	10.000000	12.175211	21.75%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.269426	11.272552	9.77%	4,553	2010
	8.288624	10.269426	23.90%	9,798	2009
	13.340735	8.288624	-37.87%	8,172	2008
	10.876963	13.034735	19.83%	7,130	2007
	10.620157	10.876963	2.42%	7,369	2006
	9.792061	10.620157	8.46%	35,478	2005
	10.000000	9.792061	-2.08%	34,910	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	12.627193	14.141051	11.99%	3,952	2010
	8.844853	12.627193	42.76%	3,953	2009
	11.603488	8.844853	-23.77%	2,924	2008
	11.460125	11.603488	1.25%	2,948	2007
	10.658991	11.460125	7.52%	333	2006
	10.660223	10.658991	-0.01%	415	2005
	10.000000	10.660223	6.60%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	11.796144	13.202287	11.92%	0	2010
	9.534605	11.796144	23.72%	0	2009
	16.903919	9.534605	-43.60%	0	2008
	14.295368	16.903919	18.25%	0	2007
	12.117781	14.295368	17.97%	0	2006
	10.669781	12.117781	13.57%	0	2005
	10.000000	10.669781	6.70%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	12.395597	13.789395	11.24%	121	2010
	9.282178	12.395597	33.54%	120	2009
	16.489137	9.282178	-43.71%	123	2008
	15.393471	16.489137	7.12%	104	2007
	12.179750	15.393471	26.39%	124	2006
	11.236782	12.179750	8.39%	183	2005
	10.000000	11.236782	12.37%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	9.595356	13.178209	37.34%	1,671	2010
	6.965432	9.595356	37.76%	1,671	2009
	13.748889	6.965432	-49.34%	0	2008
	13.244119	13.748889	3.81%	0	2007
	12.099056	13.244119	9.46%	0	2006
	10.265950	12.099056	17.86%	0	2005
	10.000000	10.265950	2.66%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.630791	14.919069	28.27%	4,627	2010
	8.133583	11.630791	43.00%	4,953	2009
	13.081903	8.133583	-37.83%	3,800	2008
	11.915823	13.081903	9.79%	2,344	2007
	11.257291	11.915823	5.85%	0	2006
	10.000000	11.257291	12.57%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	9.987402	9.745047	-2.43%	411	2010
	10.140198	9.987402	-1.51%	365	2009
	10.177875	10.140198	-0.37%	21,541	2008
	9.979624	10.177875	1.99%	0	2007
	9.811183	9.979624	1.72%	0	2006
	9.817600	9.811183	-0.07%	0	2005
	10.000000	9.817600	-1.82%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	8.967763	10.101506	12.64%	0	2010
	7.458539	8.967763	20.23%	0	2009
	10.000000	7.458539	-25.41%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.602608	10.240642	6.64%	0	2010
	8.719331	9.602608	10.13%	0	2009
	10.000000	8.719331	-12.81%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.149368	10.047437	9.82%	26,364	2010
	7.955566	9.149368	15.01%	26,633	2009
	10.000000	7.955566	-20.44%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.249799	10.323082	11.60%	7,711	2010
	7.859590	9.249799	17.69%	7,711	2009
	10.000000	7.859590	-21.40%	7,711	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.472326	10.248783	8.20%	48,296	2010
	8.438888	9.472326	12.25%	6,807	2009
	10.000000	8.438888	-15.61%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.382043	13.008781	25.30%	0	2010
	8.613788	10.382043	20.53%	0	2009
	13.813471	8.613788	-37.64%	1,012	2008
	16.882068	13.813471	-18.18%	1,012	2007
	13.309232	16.882068	26.84%	0	2006
	12.315600	13.309232	8.07%	0	2005
	10.000000	12.315600	23.16%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.011850	15.404196	9.94%	1,756	2010
	9.990906	14.011850	40.25%	1,759	2009
	15.500730	9.990906	-35.55%	1,288	2008
	12.784853	15.500730	21.24%	1,277	2007
	12.154876	12.784853	5.18%	293	2006
	10.632051	12.154876	14.32%	365	2005
	10.000000	10.632051	6.32%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.278415	12.912828	25.63%	3,741	2010
	7.824911	10.278415	31.36%	3,741	2009
	13.195628	7.824911	-40.70%	2,415	2008
	11.924115	13.195628	10.66%	2,415	2007
	11.640830	11.924115	2.43%	0	2006
	10.575846	11.640830	10.07%	0	2005
	10.000000	10.575846	5.76%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	10.482095	12.919856	23.26%	0	2010
	8.324504	10.482095	25.92%	0	2009
	11.558905	8.324504	-27.98%	0	2008
	12.367832	11.558905	-6.54%	0	2007
	10.855501	12.367832	13.93%	0	2006
	10.689410	10.855501	1.55%	0	2005
	10.000000	10.689410	6.89%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	9.806650	11.350446	15.74%	15,492	2010
	7.942183	9.806650	23.48%	17,449	2009
	12.308193	7.942183	-35.47%	12,760	2008
	12.390581	12.308193	-0.66%	18,705	2007
	10.872036	12.390581	13.97%	19,536	2006
	10.677683	10.872036	1.82%	35,202	2005
	10.000000	10.677683	6.78%	35,420	2004*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.487660	8.368621	11.77%	0	2010
	6.037201	7.487660	24.03%	0	2009
	9.804700	6.037201	-38.43%	0	2008
	10.000000	9.804700	-1.95%	0	2007

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.445199	12.254428	7.07%	0	2010
	10.000000	11.445199	14.45%	0	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.000060	13.107855	9.23%	0	2010
	10.000000	12.000060	20.00%	0	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	9.834778	10.154010	3.25%	0	2010
	9.246884	9.834778	6.36%	0	2009
	10.091843	9.246884	-8.37%	0	2008
	10.000000	10.091843	0.92%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.644486	9.348360	8.14%	0	2010
	7.442053	8.644486	16.16%	0	2009
	9.938339	7.442053	-25.12%	0	2008
	10.000000	9.938339	-0.62%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.015429	8.818217	10.02%	0	2010
	6.608881	8.015429	21.28%	0	2009
	9.880082	6.608881	-33.11%	0	2008
	10.000000	9.880082	-1.20%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.279405	9.818063	5.80%	12,673	2010
	8.307613	9.279405	11.70%	0	2009
	10.029613	8.307613	-17.17%	0	2008
	10.000000	10.029613	0.30%	0	2007

Optional Benefits Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	18.845597	19.948427	5.85%	16,703	2010
	15.472953	18.845597	21.80%	20,454	2009
	21.408684	15.472953	-27.73%	24,879	2008
	15.253767	21.408684	40.35%	26,630	2007
	13.033614	15.253767	17.03%	23,073	2006
	10.766763	13.033614	21.05%	19,041	2005
	10.000000	10.766763	7.67%	12,568	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	10.798598	12.317489	14.07%	3,007	2010
	9.791796	10.798598	10.28%	3,081	2009
	12.725411	9.791796	-23.05%	4,053	2008
	11.495844	12.725411	10.70%	4,918	2007
	10.612134	11.495844	8.33%	5,693	2006
	10.374399	10.612134	2.29%	6,503	2005
	10.000000	10.374399	3.74%	7,306	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.544884	10.891140	3.28%	962	2010
	10.102567	10.544884	4.38%	962	2009
	10.339965	10.102567	-2.30%	4,008	2008
	10.047830	10.339965	2.91%	0	2007
	9.895362	10.047830	1.54%	0	2006
	9.997376	9.895362	-1.02%	0	2005
	10.000000	9.997376	-0.03%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	10.953412	12.898171	17.75%	3,742	2010
	9.067553	10.953412	20.80%	7,325	2009
	14.272717	9.067553	-36.47%	10,003	2008
	12.852738	14.272717	11.05%	10,268	2007
	11.278895	12.852738	13.95%	10,069	2006
	10.622368	11.278895	6.18%	10,050	2005
	10.000000	10.622368	6.22%	8,584	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	10.725369	12.157014	13.35%	3,630	2010
	9.341203	10.725369	14.82%	3,630	2009
	14.965970	9.341203	-37.58%	4,804	2008
	13.166682	14.965970	13.67%	3,902	2007
	11.661330	13.166682	12.91%	3,742	2006
	10.591507	11.661330	10.10%	1,143	2005
	10.000000	10.591507	5.92%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.683043	11.502317	18.79%	3,129	2010
	7.076787	9.683043	36.83%	3,129	2009
	13.492666	7.076787	-47.55%	0	2008
	9.157228	13.492666	47.34%	0	2007
	10.000000	9.157228	-8.43%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.195405	15.045884	14.02%	1,942	2010
	7.802069	13.195405	69.13%	1,994	2009
	20.786956	7.802069	-62.47%	2,153	2008
	14.874094	20.786956	39.75%	2,347	2007
	12.167969	14.874094	22.24%	470	2006
	10.000000	12.167969	21.68%	434	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.208134	11.193786	9.66%	18,468	2010
	8.247601	10.208134	23.77%	26,581	2009
	13.288371	8.247601	-37.93%	28,629	2008
	10.845443	13.288371	19.71%	32,211	2007
	10.600227	10.845443	2.31%	28,434	2006
	9.783683	10.600227	8.35%	31,520	2005
	10.000000	9.783683	-2.16%	27,745	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	12.551868	14.042282	11.87%	9,157	2010
	8.801103	12.551868	42.62%	12,948	2009
	11.557949	8.801103	-23.85%	17,135	2008
	11.426935	11.557949	1.15%	18,465	2007
	10.638995	11.426935	7.41%	12,885	2006
	10.651115	10.638995	-0.11%	9,972	2005
	10.000000	10.651115	6.51%	6,302	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	11.725736	13.110047	11.81%	7,870	2010
	9.487430	11.725736	23.59%	11,474	2009
	16.837585	9.487430	-43.65%	11,030	2008
	14.253957	16.837585	18.13%	12,597	2007
	12.095050	14.253957	17.85%	10,610	2006
	10.660660	12.095050	13.45%	11,024	2005
	10.000000	10.660660	6.61%	11,367	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	12.321585	13.693016	11.13%	770	2010
	9.236222	12.321585	33.41%	843	2009
	16.424398	9.236222	-43.77%	931	2008
	15.348858	16.424398	7.01%	1,003	2007
	12.156887	15.348858	26.26%	1,457	2006
	11.227171	12.156887	8.28%	1,581	2005
	10.000000	11.227171	12.27%	1,038	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	9.538079	13.086141	37.20%	0	2010
	6.930956	9.538079	37.62%	0	2009
	13.694925	6.930956	-49.39%	0	2008
	13.205746	13.694925	3.70%	0	2007
	12.076355	13.205746	9.35%	0	2006
	10.257172	12.076355	17.74%	0	2005
	10.000000	10.257172	2.57%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.576198	14.833820	28.14%	3,598	2010
	8.103711	11.576198	42.85%	3,598	2009
	13.047277	8.103711	-37.89%	3,598	2008
	11.896548	13.047277	9.67%	2,778	2007
	11.250583	11.896548	5.74%	2,778	2006
	10.000000	11.250583	12.51%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	9.926097	9.675294	-2.53%	0	2010
	10.088300	9.926097	-1.61%	0	2009
	10.136182	10.088300	-0.47%	10,412	2008
	9.949003	10.136182	1.88%	10,412	2007
	9.791093	9.949003	1.61%	10,412	2006
	9.807530	9.791093	-0.17%	0	2005
	10.000000	9.807530	-1.92%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	8.950873	10.072152	12.53%	0	2010
	7.452132	8.950873	20.11%	9,624	2009
	10.000000	7.452132	-25.48%	9,624	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.584526	10.210878	6.54%	0	2010
	8.711841	9.584526	10.02%	0	2009
	10.000000	8.711841	-12.88%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.132134	10.018233	9.70%	0	2010
	7.948740	9.132134	14.89%	0	2009
	10.000000	7.948740	-20.51%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.232378	10.293081	11.49%	0	2010
	7.852835	9.232378	17.57%	0	2009
	10.000000	7.852835	-21.47%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.454485	10.218996	8.09%	0	2010
	8.431637	9.454485	12.13%	0	2009
	10.000000	8.431637	-15.68%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.324467	12.923413	25.17%	1,230	2010
	8.574827	10.324467	20.40%	1,230	2009
	13.765200	8.574827	-37.71%	1,393	2008
	16.840447	13.765200	-18.26%	1,596	2007
	13.290015	16.840447	26.72%	348	2006
	12.310400	13.290015	7.96%	402	2005
	10.000000	12.310400	23.10%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.928219	15.296548	9.82%	2,720	2010
	9.941457	13.928219	40.10%	9,962	2009
	15.439879	9.941457	-35.61%	13,021	2008
	12.747807	15.439879	21.12%	14,805	2007
	12.132065	12.747807	5.08%	13,911	2006
	10.622965	12.132065	14.21%	16,264	2005
	10.000000	10.622965	6.23%	15,247	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.217046	12.822598	25.50%	5,269	2010
	7.786176	10.217046	31.22%	12,696	2009
	13.143832	7.786176	-40.76%	16,487	2008
	11.889573	13.143832	10.55%	18,905	2007
	11.618996	11.889573	2.33%	17,607	2006
	10.566809	11.618996	9.96%	18,002	2005
	10.000000	10.566809	5.67%	17,085	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	10.419515	12.829566	23.13%	4,094	2010
	8.283309	10.419515	25.79%	4,205	2009
	11.513532	8.283309	-28.06%	2,001	2008
	12.332007	11.513532	-6.64%	2,639	2007
	10.835131	12.332007	13.82%	3,689	2006
	10.680274	10.835131	1.45%	4,298	2005
	10.000000	10.680274	6.80%	4,251	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	9.748099	11.271129	15.62%	3,793	2010
	7.902867	9.748099	23.35%	3,940	2009
	12.259879	7.902867	-35.54%	5,296	2008
	12.354693	12.259879	-0.77%	6,499	2007
	10.851632	12.354693	13.85%	7,576	2006
	10.668564	10.851632	1.72%	8,705	2005
	10.000000	10.668564	6.69%	9,710	2004*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.467151	8.337152	11.65%	2,149	2010
	6.026857	7.467151	23.90%	2,149	2009
	9.797972	6.026857	-38.49%	2,149	2008
	10.000000	9.797972	-2.02%	0	2007

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.437364	12.233475	6.96%	0	2010
	10.000000	11.437364	14.37%	0	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	11.991854	13.085470	9.12%	0	2010
	10.000000	11.991854	19.92%	0	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	9.807885	10.115859	3.14%	0	2010
	9.231062	9.807885	6.25%	0	2009
	10.084918	9.231062	-8.47%	0	2008
	10.000000	10.084918	0.85%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.620830	9.313212	8.03%	0	2010
	7.429305	8.620830	16.04%	0	2009
	9.931519	7.429305	-25.19%	0	2008
	10.000000	9.931519	-0.68%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	7.993497	8.785063	9.90%	0	2010
	6.597566	7.993497	21.16%	0	2009
	9.873309	6.597566	-33.18%	0	2008
	10.000000	9.873309	-1.27%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.254014	9.781140	5.70%	0	2010
	8.293389	9.254014	11.58%	0	2009
	10.022727	8.293389	-17.25%	0	2008
	10.000000	10.022727	0.23%	0	2007

Optional Benefits Elected (Total 2.70%)
(Variable account charges of 2.70% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	18.733047	19.808946	5.74%	718	2010
	15.396345	18.733047	21.67%	3,966	2009
	21.324605	15.396345	-27.80%	720	2008
	15.209543	21.324605	40.21%	721	2007
	13.009136	15.209543	16.91%	722	2006
	10.757552	13.009136	20.93%	252	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	10.734068	12.231335	13.95%	0	2010
	9.743286	10.734068	10.17%	0	2009
	12.675397	9.743286	-23.13%	0	2008
	11.462495	12.675397	10.58%	0	2007
	10.592197	11.462495	8.22%	0	2006
	10.365524	10.592197	2.19%	0	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	10.481890	10.814972	3.18%	659	2010
	10.052531	10.481890	4.27%	3,711	2009
	10.299324	10.052531	-2.40%	661	2008
	10.018676	10.299324	2.80%	662	2007
	9.876760	10.018676	1.44%	662	2006
	9.988820	9.876760	-1.12%	222	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	10.887970	12.807966	17.63%	0	2010
	9.022639	10.887970	20.67%	1,172	2009
	14.216652	9.022639	-36.53%	0	2008
	12.815464	14.216652	10.93%	0	2007
	11.257711	12.815464	13.84%	0	2006
	10.613283	11.257711	6.07%	0	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	10.661275	12.071965	13.23%	0	2010
	9.294919	10.661275	14.70%	1,196	2009
	14.907154	9.294919	-37.65%	0	2008
	13.128477	14.907154	13.55%	0	2007
	11.639415	13.128477	12.79%	0	2006
	10.582437	11.639415	9.99%	0	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.646578	11.447238	18.67%	0	2010
	7.057390	9.646578	36.69%	0	2009
	13.469560	7.057390	-47.60%	0	2008
	9.150986	13.469560	47.19%	0	2007
	10.000000	9.150986	-8.49%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.133379	14.959787	13.91%	251	2010
	7.773376	13.133379	68.95%	252	2009
	20.731904	7.773376	-62.51%	252	2008
	14.850019	20.731904	39.61%	253	2007
	12.160721	14.850019	22.11%	253	2006
	10.000000	12.160721	21.61%	89	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.147116	11.115465	9.54%	901	2010
	8.206736	10.147116	23.64%	902	2009
	13.236143	8.206736	-38.00%	903	2008
	10.813987	13.236143	19.58%	905	2007
	10.580303	10.813987	2.21%	906	2006
	9.775308	10.580303	8.23%	302	2005

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	12.476875	13.944068	11.76%	0	2010
	8.757498	12.476875	42.47%	0	2009
	11.512519	8.757498	-23.93%	0	2008
	11.393775	11.512519	1.04%	0	2007
	10.618998	11.393775	7.30%	0	2006
	10.641994	10.618998	-0.22%	0	2005

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	12.247954	13.597249	11.02%	0	2010
	9.190477	12.247954	33.27%	0	2009
	16.359878	9.190477	-43.82%	0	2008
	15.304364	16.359878	6.90%	0	2007
	12.134069	15.304364	26.13%	0	2006
	11.217577	12.134069	8.17%	0	2005

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	11.655658	13.018340	11.69%	0	2010
	9.440419	11.655658	23.47%	0	2009
	16.771436	9.440419	-43.71%	0	2008
	14.212618	16.771436	18.00%	0	2007
	12.072331	14.212618	17.73%	0	2006
	10.651537	12.072331	13.34%	0	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	9.481040	12.994544	37.06%	0	2010
	6.896596	9.481040	37.47%	0	2009
	13.641094	6.896596	-49.44%	0	2008
	13.167433	13.641094	3.60%	0	2007
	12.053677	13.167433	9.24%	0	2006
	10.248390	12.053677	17.62%	0	2005

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.521820	14.748999	28.01%	0	2010
	8.073924	11.521820	42.70%	0	2009
	13.012716	8.073924	-37.95%	0	2008
	11.877287	13.012716	9.56%	0	2007
	11.243884	11.877287	5.63%	0	2006
	10.000000	11.243884	12.44%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	9.865110	9.605976	-2.63%	0	2010
	10.036621	9.865110	-1.71%	0	2009
	10.094620	10.036621	-0.57%	0	2008
	9.918447	10.094620	1.78%	0	2007
	9.771028	9.918447	1.51%	0	2006
	9.797462	9.771028	-0.27%	0	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive - Q/NQ	8.934002	10.042853	12.41%	0	2010
	7.445724	8.934002	19.99%	0	2009
	10.000000	7.445724	-25.54%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative - Q/NQ	9.566453	10.181172	6.43%	0	2010
	8.704356	9.566453	9.90%	0	2009
	10.000000	8.704356	-12.96%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate - Q/NQ	9.114923	9.989089	9.59%	0	2010
	7.941903	9.114923	14.77%	0	2009
	10.000000	7.941903	-20.58%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive - Q/NQ	9.214967	10.263124	11.37%	0	2010
	7.846085	9.214967	17.45%	0	2009
	10.000000	7.846085	-21.54%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative - Q/NQ	9.436674	10.189278	7.98%	0	2010
	8.424403	9.436674	12.02%	0	2009
	10.000000	8.424403	-15.76%	0	2008*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.267195	12.838540	25.04%	0	2010
	8.536025	10.267195	20.28%	0	2009
	13.717059	8.536025	-37.77%	0	2008
	16.798908	13.717059	-18.35%	0	2007
	13.270799	16.798908	26.59%	0	2006
	12.305197	13.270799	7.85%	0	2005

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.844989	15.189563	9.71%	266	2010
	9.892209	13.844989	39.96%	266	2009
	15.379219	9.892209	-35.68%	267	2008
	12.710831	15.379219	20.99%	267	2007
	12.109276	12.710831	4.97%	267	2006
	10.613865	12.109276	14.09%	89	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.155962	12.732861	25.37%	0	2010
	7.747586	10.155962	31.09%	0	2009
	13.092167	7.747586	-40.82%	0	2008
	11.855082	13.092167	10.44%	0	2007
	11.597172	11.855082	2.22%	0	2006
	10.557766	11.597172	9.84%	0	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	10.357244	12.739825	23.00%	0	2010
	8.242266	10.357244	25.66%	0	2009
	11.468283	8.242266	-28.13%	0	2008
	12.296231	11.468283	-6.73%	0	2007
	10.814771	12.296231	13.70%	0	2006
	10.671127	10.814771	1.35%	0	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	9.689845	11.192273	15.51%	0	2010
	7.863710	9.689845	23.22%	0	2009
	12.211712	7.863710	-35.61%	0	2008
	12.318864	12.211712	-0.87%	0	2007
	10.831249	12.318864	13.73%	0	2006
	10.659427	10.831249	1.61%	0	2005

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	7.446691	8.305777	11.54%	0	2010
	6.016515	7.446691	23.77%	0	2009
	9.791246	6.016515	-38.55%	0	2008
	10.000000	9.791246	-2.09%	0	2007

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.429530	12.212561	6.85%	0	2010
	10.000000	11.429530	14.30%	0	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	11.983630	13.063078	9.01%	0	2010
	10.000000	11.983630	19.84%	0	2009

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	9.781036	10.077821	3.03%	0	2010
	9.215250	9.781036	6.14%	0	2009
	10.077992	9.215250	-8.56%	0	2008
	10.000000	10.077992	0.78%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	8.597199	9.278158	7.92%	0	2010
	7.416561	8.597199	15.92%	0	2009
	9.924704	7.416561	-25.27%	0	2008
	10.000000	9.924704	-0.75%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	7.971598	8.752013	9.79%	0	2010
	6.586252	7.971598	21.03%	0	2009
	9.866522	6.586252	-33.25%	0	2008
	10.000000	9.866522	-1.33%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.228683	9.744365	5.59%	0	2010
	8.279182	9.228683	11.47%	0	2009
	10.015850	8.279182	-17.34%	0	2008
	10.000000	10.015850	0.16%	0	2007

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-12:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-12 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

2

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
356,054 shares (cost $3,927,975)	$3,304,179
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
331,935 shares (cost $4,031,658)	4,315,159
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
211,459 shares (cost $2,769,817)	3,013,291
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
389,509 shares (cost $3,697,494)	3,969,098
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
3,723,318 shares (cost $40,233,696)	39,318,238
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
5,526,214 shares (cost $62,671,708)	57,472,629
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,384,019 shares (cost $13,965,450)	14,421,481
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
15,719,792 shares (cost $152,632,333)	155,808,294
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2,825,686 shares (cost $23,929,621)	27,092,390
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
8,878,167 shares (cost $47,632,919)	49,678,669
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
4,183,479 shares (cost $48,192,914)	49,827,328
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
6,035,004 shares (cost $40,958,197)	41,396,506
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
1,699,766 shares (cost $9,770,387)	10,869,491
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
4,236,074 shares (cost $28,649,314)	28,503,269
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
5,223,326 shares (cost $48,080,845)	54,205,589
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
9,723,498 shares (cost $30,707,885)	33,942,787
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
1,960,088 shares (cost $17,237,065)	16,678,389
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
876,223 shares (cost $16,518,194)	15,145,784
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
284,943 shares (cost $5,120,564)	6,301,367
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
3,417,528 shares (cost $22,153,449)	29,698,657
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
16,714,837 shares (cost $16,714,837)	16,714,837
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
11,864,268 shares (cost $54,643,237)	61,203,013
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
8,293,506 shares (cost $39,531,757)	44,152,968
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
62,039,880 shares (cost $285,364,316)	326,888,125
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
66,991,362 shares (cost $311,787,157)	359,864,200
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
20,048,473 shares (cost $94,001,004)	107,068,869
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
1,553,447 shares (cost $10,331,926)	10,063,850
(Continued)

3

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
1,928,979 shares (cost $31,751,639)	32,270,656
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
1,425,293 shares (cost $13,789,652)	15,008,624
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
647,046 shares (cost $9,170,106)	10,858,527
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
4,982,872 shares (cost $30,914,557)	30,157,833

Total Investments	$1,659,214,097

Accounts Payable	(308)

$1,659,213,789

Contract Owners’ Equity:
Accumulation units	1,652,801,054
Contracts in payout (annuitization) period (note 1f)	6,412,735

Total Contract Owners’ Equity (note 5)	$1,659,213,789

See accompanying notes to financial statements.

4

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$15,284,241	51,172	34,808	27,003	84,868	722,242	1,030,385	274,638
Mortality and expense risk charges (note 2)	(20,047,936)	(58,253)	(36,546)	(28,972)	(52,135)	(528,736)	(763,496)	(191,211)

Net investment income (loss)	(4,763,695)	(7,081)	(1,738)	(1,969)	32,733	193,506	266,889	83,427

Realized gain (loss) on investments	(6,121,064)	(167,132)	14,562	37,800	43,181	(1,511,431)	(3,396,558)	(311,671)
Change in unrealized gain (loss) on investments	166,672,171	535,918	238,886	201,800	101,036	4,560,130	9,079,091	1,147,225

Net gain (loss) on investments	160,551,107	368,786	253,448	239,600	144,217	3,048,699	5,682,533	835,554

Reinvested capital gains	10,105,038	-	6,993	5,457	10,727	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$165,892,450	361,705	258,703	243,088	187,677	3,242,205	5,949,422	918,981

Investment Activity:	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR	WRGP
Reinvested dividends	$1,602,245	472,373	1,585,251	436,098	417,839	24,761	-	317,881
Mortality and expense risk charges (note 2)	(2,454,780)	(408,199)	(718,377)	(744,271)	(619,554)	(136,217)	(361,753)	(852,612)

Net investment income (loss)	(852,535)	64,174	866,874	(308,173)	(201,715)	(111,456)	(361,753)	(534,731)

Realized gain (loss) on investments	1,652,414	265,064	177,677	72,393	310,249	(125,023)	(1,090,424)	669,496
Change in unrealized gain (loss) on investments	8,977,501	2,871,137	806,557	8,164,478	5,131,126	2,024,232	5,117,103	5,090,587

Net gain (loss) on investments	10,629,915	3,136,201	984,234	8,236,871	5,441,375	1,899,209	4,026,679	5,760,083

Reinvested capital gains	-	344,262	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,777,380	3,544,637	1,851,108	7,928,698	5,239,660	1,787,753	3,664,926	5,225,352

(Continued)

5

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP	WRPAP
Reinvested dividends	$2,200,606	142,661	185,395	-	8,734	9,685	207,871	623,283
Mortality and expense risk charges (note 2)	(444,114)	(220,649)	(206,009)	(72,537)	(432,040)	(206,914)	(21,480)	(770,433)

Net investment income (loss)	1,756,492	(77,988)	(20,614)	(72,537)	(423,306)	(197,229)	186,391	(147,150)

Realized gain (loss) on investments	(25,020)	(40,115)	(653,301)	39,137	223,080	-	(662,724)	(334,063)
Change in unrealized gain (loss) on investments	2,030,294	2,044,053	2,333,108	1,710,031	6,936,151	-	519,774	6,740,125

Net gain (loss) on investments	2,005,274	2,003,938	1,679,807	1,749,168	7,159,231	-	(142,950)	6,406,062

Reinvested capital gains	-	-	-	-	-	-	-	1,241,826

Net increase (decrease) in contract owners’ equity resulting from operations	$3,761,766	1,925,950	1,659,193	1,676,631	6,735,925	(197,229)	43,441	7,500,738

Investment Activity:	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV
Reinvested dividends	$319,792	1,496,883	1,892,694	699,352	159,168	-	-	6,676
Mortality and expense risk charges (note 2)	(457,557)	(3,302,797)	(3,457,529)	(1,139,806)	(127,513)	(431,095)	(186,272)	(140,099)

Net investment income (loss)	(137,765)	(1,805,914)	(1,564,835)	(440,454)	31,655	(431,095)	(186,272)	(133,423)

Realized gain (loss) on investments	136,385	(85,220)	(59,288)	(76,138)	(573,634)	187,600	(142,161)	(178,096)
Change in unrealized gain (loss) on investments	2,272,349	29,505,307	34,616,139	7,671,844	2,591,112	2,587,032	3,504,817	2,451,917

Net gain (loss) on investments	2,408,734	29,420,087	34,556,851	7,595,706	2,017,478	2,774,632	3,362,656	2,273,821

Reinvested capital gains	609,392	2,466,018	3,370,752	1,199,104	-	850,507	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,880,361	30,080,191	36,362,768	8,354,356	2,049,133	3,194,044	3,176,384	2,140,398

(Continued)

6

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	WRVP
Reinvested dividends	$249,877
Mortality and expense risk charges (note 2)	(475,980)

Net investment income (loss)	(226,103)

Realized gain (loss) on investments	(518,103)
Change in unrealized gain (loss) on investments	5,111,311

Net gain (loss) on investments	4,593,208

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,367,105

See accompanying notes to financial statements.

7

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		GVIDA		NVDBL2		NVDCA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(4,763,695)	(5,051,493)	(7,081)	(22,441)	(1,738)	6,765	(1,969)	6,808
Realized gain (loss) on investments	(6,121,064)	(17,673,049)	(167,132)	(99,496)	14,562	427	37,800	7,228
Change in unrealized gain (loss) on investments	166,672,171	190,504,535	535,918	549,243	238,886	44,615	201,800	41,674
Reinvested capital gains	10,105,038	21,509,143	-	138,788	6,993	9,068	5,457	7,077

Net increase (decrease) in contract owners’ equity resulting from operations	165,892,450	189,289,136	361,705	566,094	258,703	60,875	243,088	62,787

Equity transactions:
Purchase payments received from contract owners (note 3)	360,360,208	313,622,781	12,369	276,375	1,464,929	1,112,220	1,411,336	1,141,462
Transfers between funds	-	-	(143,920)	(41,021)	1,362,351	110,801	21,517	155,097
Redemptions (note 3)	(60,203,514)	(48,776,476)	(25,073)	-	(35,523)	(744)	(7,050)	-
Annuity benefits	(322,812)	(301,763)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,560,897)	(2,174,100)	(833)	(837)	(14,025)	(65)	(13,318)	(526)
Contingent deferred sales charges (note 2)	(1,388,455)	(932,491)	-	-	(2,290)	-	(127)	-
Adjustments to maintain reserves	(25,318)	(115,443)	3	(46)	(2,069)	3	(1,004)	12

Net equity transactions	293,859,212	261,322,508	(157,454)	234,471	2,773,373	1,222,215	1,411,354	1,296,045

Net change in contract owners’ equity	459,751,662	450,611,644	204,251	800,565	3,032,076	1,283,090	1,654,442	1,358,832
Contract owners’ equity beginning of period	1,199,462,127	748,850,483	3,099,918	2,299,353	1,283,090	-	1,358,832	-

Contract owners’ equity end of period	$1,659,213,789	1,199,462,127	3,304,169	3,099,918	4,315,166	1,283,090	3,013,274	1,358,832

CHANGES IN UNITS:
Beginning units	110,418,764	80,983,538	407,096	377,280	111,210	-	112,328	-
Units purchased	46,802,692	44,994,222	5,319	38,808	248,251	111,307	161,692	116,156
Units redeemed	(16,856,592)	(15,558,996)	(26,682)	(8,992)	(13,306)	(97)	(48,549)	(3,828)

Ending units	140,364,864	110,418,764	385,733	407,096	346,155	111,210	225,471	112,328

(Continued)

8

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVIDC		GVIDM		GVDMA		GVDMC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$32,733	18,154	193,506	28,524	266,889	(36,021)	83,427	33,403
Realized gain (loss) on investments	43,181	(140,393)	(1,511,431)	(1,997,103)	(3,396,558)	(6,983,544)	(311,671)	(323,003)
Change in unrealized gain (loss) on investments	101,036	360,654	4,560,130	6,350,664	9,079,091	15,673,242	1,147,225	1,519,912
Reinvested capital gains	10,727	17,539	-	713,336	-	2,207,469	-	182,378

Net increase (decrease) in contract owners’ equity resulting from operations	187,677	255,954	3,242,205	5,095,421	5,949,422	10,861,146	918,981	1,412,690

Equity transactions:
Purchase payments received from contract owners (note 3)	496,281	1,078,302	4,069,406	4,991,126	897,709	2,935,259	1,109,244	1,686,862
Transfers between funds	61,343	(328,720)	(1,113,878)	(3,129,335)	(3,454,277)	(5,595,508)	446,935	90,409
Redemptions (note 3)	(168,923)	(65,397)	(2,070,032)	(1,045,761)	(2,347,475)	(3,582,071)	(594,681)	(388,466)
Annuity benefits	-	-	(6,755)	-	(6,301)	-	-	-
Contract maintenance charges (note 2)	(24,994)	(15,926)	(214,003)	(196,263)	(418,251)	(439,183)	(73,685)	(61,862)
Contingent deferred sales charges (note 2)	(4,477)	(67)	(22,095)	(23,264)	(19,959)	(51,309)	(14,561)	(17,124)
Adjustments to maintain reserves	(47)	-	111	(1,019)	1,637	2,507	(60)	(700)

Net equity transactions	359,183	668,192	642,754	595,484	(5,346,917)	(6,730,305)	873,192	1,309,119

Net change in contract owners’ equity	546,860	924,146	3,884,959	5,690,905	602,505	4,130,841	1,792,173	2,721,809
Contract owners’ equity beginning of period	3,422,222	2,498,076	35,433,179	29,742,274	56,870,012	52,739,171	12,629,298	9,907,489

Contract owners’ equity end of period	$3,969,082	3,422,222	39,318,138	35,433,179	57,472,517	56,870,012	14,421,471	12,629,298

CHANGES IN UNITS:
Beginning units	337,299	264,806	3,981,854	3,924,711	6,881,792	7,827,936	1,322,017	1,171,429
Units purchased	154,743	156,681	686,286	797,014	165,811	567,801	329,274	310,247
Units redeemed	(117,730)	(84,188)	(629,037)	(739,871)	(800,019)	(1,513,945)	(238,993)	(159,659)

Ending units	374,312	337,299	4,039,103	3,981,854	6,247,584	6,881,792	1,412,298	1,322,017

(Continued)

9

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRASP		WRBP		WRBDP		WRCEP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(852,535)	(1,736,950)	64,174	77,750	866,874	798,793	(308,173)	(253,123)
Realized gain (loss) on investments	1,652,414	948,821	265,064	104,796	177,677	(111,053)	72,393	(589,539)
Change in unrealized gain (loss) on investments	8,977,501	15,425,471	2,871,137	2,035,067	806,557	1,192,170	8,164,478	8,616,629
Reinvested capital gains	-	13,227,467	344,262	127,088	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,777,380	27,864,809	3,544,637	2,344,701	1,851,108	1,879,910	7,928,698	7,773,967

Equity transactions:
Purchase payments received from contract owners (note 3)	9,664,741	8,158,202	1,256,025	1,081,314	4,365,889	3,196,720	2,765,291	1,517,174
Transfers between funds	(5,940,676)	1,324,659	166,351	(786,373)	9,195,789	949,237	(384,995)	(768,113)
Redemptions (note 3)	(8,489,740)	(6,511,115)	(1,092,881)	(1,140,912)	(2,776,004)	(2,448,802)	(2,950,134)	(2,108,308)
Annuity benefits	(63,124)	(65,786)	(14,751)	(15,145)	(26,068)	(22,204)	(16,821)	(15,613)
Contract maintenance charges (note 2)	(36,094)	(40,117)	(4,864)	(5,117)	(7,071)	(6,728)	(6,943)	(6,776)
Contingent deferred sales charges (note 2)	(202,815)	(157,390)	(22,492)	(24,534)	(77,159)	(46,226)	(89,868)	(50,992)
Adjustments to maintain reserves	(2,311)	(1,018)	9,553	(225)	(1,324)	(530)	(4,390)	3,463

Net equity transactions	(5,070,019)	2,707,435	296,941	(890,992)	10,674,052	1,621,467	(687,860)	(1,429,165)

Net change in contract owners’ equity	4,707,361	30,572,244	3,841,578	1,453,709	12,525,160	3,501,377	7,240,838	6,344,802
Contract owners’ equity beginning of period	151,097,339	120,525,095	23,259,841	21,806,132	37,160,126	33,658,749	42,582,794	36,237,992

Contract owners’ equity end of period	$155,804,700	151,097,339	27,101,419	23,259,841	49,685,286	37,160,126	49,823,632	42,582,794

CHANGES IN UNITS:
Beginning units	7,425,961	7,345,272	1,969,265	2,078,931	3,245,655	3,140,394	3,591,611	3,761,443
Units purchased	840,183	940,927	266,762	204,098	1,636,292	823,158	461,675	362,353
Units redeemed	(1,108,673)	(860,238)	(242,518)	(313,764)	(708,277)	(717,897)	(522,907)	(532,185)

Ending units	7,157,471	7,425,961	1,993,509	1,969,265	4,173,670	3,245,655	3,530,379	3,591,611

(Continued)

10

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRDIV		WRENG		WRGNR		WRGP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(201,715)	(227,980)	(111,456)	(102,057)	(361,753)	(293,829)	(534,731)	(608,742)
Realized gain (loss) on investments	310,249	(215,370)	(125,023)	(146,635)	(1,090,424)	(1,160,851)	669,496	216,251
Change in unrealized gain (loss) on investments	5,131,126	5,549,805	2,024,232	2,559,487	5,117,103	11,591,950	5,090,587	9,549,834
Reinvested capital gains	-	-	-	-	-	-	-	1,290,580

Net increase (decrease) in contract owners’ equity resulting from operations	5,239,660	5,106,455	1,787,753	2,310,795	3,664,926	10,137,270	5,225,352	10,447,923

Equity transactions:
Purchase payments received from contract owners (note 3)	1,681,522	1,741,560	1,151,429	884,450	2,723,247	1,789,254	1,638,115	1,418,020
Transfers between funds	(1,584,976)	(1,313,729)	(304,457)	712,846	(2,000,374)	1,223,481	(1,136,341)	(1,452,259)
Redemptions (note 3)	(1,691,915)	(1,543,631)	(528,086)	(411,988)	(1,320,541)	(1,055,970)	(2,776,960)	(2,906,495)
Annuity benefits	(15,604)	(15,010)	(2,070)	(1,348)	(9,626)	(9,321)	(29,045)	(28,407)
Contract maintenance charges (note 2)	(6,469)	(6,892)	(1,459)	(1,475)	(5,278)	(5,126)	(9,678)	(10,628)
Contingent deferred sales charges (note 2)	(48,703)	(36,134)	(16,740)	(5,423)	(37,175)	(18,769)	(63,385)	(81,306)
Adjustments to maintain reserves	(78)	(1,031)	(4,890)	(14,136)	(8,372)	(81,144)	2,577	(453)

Net equity transactions	(1,666,223)	(1,174,867)	293,727	1,162,926	(658,119)	1,842,405	(2,374,717)	(3,061,528)

Net change in contract owners’ equity	3,573,437	3,931,588	2,081,480	3,473,721	3,006,807	11,979,675	2,850,635	7,386,395
Contract owners’ equity beginning of period	37,823,072	33,891,484	8,783,171	5,309,450	25,487,508	13,507,833	51,356,085	43,969,690

Contract owners’ equity end of period	$41,396,509	37,823,072	10,864,651	8,783,171	28,494,316	25,487,508	54,206,720	51,356,085

CHANGES IN UNITS:
Beginning units	3,305,284	3,458,487	867,964	727,472	1,822,229	1,660,068	4,630,140	5,005,777
Units purchased	307,715	403,041	191,742	297,138	322,463	533,160	383,864	436,285
Units redeemed	(454,203)	(556,244)	(165,996)	(156,646)	(376,973)	(370,999)	(605,433)	(811,922)

Ending units	3,158,796	3,305,284	893,710	867,964	1,767,719	1,822,229	4,408,571	4,630,140

(Continued)

11

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRHIP		WRIP		WRI2P		WRMIC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,756,492	1,588,397	(77,988)	3,293	(20,614)	219,179	(72,537)	(47,746)
Realized gain (loss) on investments	(25,020)	(315,354)	(40,115)	(144,102)	(653,301)	(906,330)	39,137	(64,717)
Change in unrealized gain (loss) on investments	2,030,294	6,394,782	2,044,053	2,923,336	2,333,108	3,440,534	1,710,031	1,177,861
Reinvested capital gains	-	-	-	-	-	619,989	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,761,766	7,667,825	1,925,950	2,782,527	1,659,193	3,373,372	1,676,631	1,065,398

Equity transactions:
Purchase payments received from contract owners (note 3)	3,875,035	2,306,993	1,367,571	839,867	1,019,228	818,724	802,141	196,876
Transfers between funds	1,815,766	3,094,450	(408,740)	318,971	(675,937)	424,849	49,109	138,396
Redemptions (note 3)	(1,896,730)	(1,509,751)	(882,904)	(691,881)	(725,926)	(653,366)	(204,052)	(165,090)
Annuity benefits	(31,274)	(28,982)	(13,299)	(11,642)	(3,597)	(3,221)	(992)	(965)
Contract maintenance charges (note 2)	(4,435)	(4,263)	(3,120)	(3,045)	(2,206)	(2,329)	(955)	(828)
Contingent deferred sales charges (note 2)	(50,621)	(31,719)	(25,597)	(15,291)	(23,910)	(17,495)	(4,360)	(4,889)
Adjustments to maintain reserves	8,484	(3)	4,891	(322)	(5,539)	(284)	97	(84)

Net equity transactions	3,716,225	3,826,725	38,802	436,657	(417,887)	566,878	640,988	163,416

Net change in contract owners’ equity	7,477,991	11,494,550	1,964,752	3,219,184	1,241,306	3,940,250	2,317,619	1,228,814
Contract owners’ equity beginning of period	26,473,436	14,978,886	14,718,085	11,498,901	13,899,768	9,959,518	3,983,666	2,754,852

Contract owners’ equity end of period	$33,951,427	26,473,436	16,682,838	14,718,085	15,141,073	13,899,768	6,301,284	3,983,666

CHANGES IN UNITS:
Beginning units	1,881,230	1,555,055	1,118,293	1,107,240	1,023,904	995,194	386,952	373,619
Units purchased	590,727	708,705	159,847	217,821	153,100	231,861	124,679	82,168
Units redeemed	(331,715)	(382,530)	(157,865)	(206,768)	(182,037)	(203,151)	(69,934)	(68,835)

Ending units	2,140,242	1,881,230	1,120,275	1,118,293	994,967	1,023,904	441,697	386,952

(Continued)

12

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRMCG		WRMMP		WRMSP		WRPAP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(423,306)	(320,447)	(197,229)	(77,093)	186,391	210,178	(147,150)	(447,810)
Realized gain (loss) on investments	223,080	(405,300)	-	-	(662,724)	(175,119)	(334,063)	(871,691)
Change in unrealized gain (loss) on investments	6,936,151	7,500,975	-	-	519,774	308,984	6,740,125	10,776,096
Reinvested capital gains	-	-	-	-	-	-	1,241,826	468,832

Net increase (decrease) in contract owners’ equity resulting from operations	6,735,925	6,775,228	(197,229)	(77,093)	43,441	344,043	7,500,738	9,925,427

Equity transactions:
Purchase payments received from contract owners (note 3)	1,345,304	711,913	20,465,171	20,442,584	50,162	274,492	1,209,127	3,989,646
Transfers between funds	(288,837)	758,072	(7,152,867)	(14,067,498)	(5,620,814)	(359,688)	(415,858)	436,586
Redemptions (note 3)	(1,061,042)	(725,790)	(10,008,048)	(10,466,369)	(64,178)	(326,127)	(1,625,836)	(913,999)
Annuity benefits	(3,853)	(3,646)	(31,410)	(29,681)	(217)	(848)	-	-
Contract maintenance charges (note 2)	(3,310)	(2,991)	(3,601)	(3,146)	(180)	(1,080)	(356,900)	(327,485)
Contingent deferred sales charges (note 2)	(29,132)	(24,041)	(78,836)	(78,401)	(1,285)	(10,569)	(63,426)	(25,141)
Adjustments to maintain reserves	(2,841)	(25,057)	332	131	4,681	10	527	(679)

Net equity transactions	(43,711)	688,460	3,190,741	(4,202,380)	(5,631,831)	(423,810)	(1,252,366)	3,158,928

Net change in contract owners’ equity	6,692,214	7,463,688	2,993,512	(4,279,473)	(5,588,390)	(79,767)	6,248,372	13,084,355
Contract owners’ equity beginning of period	23,002,969	15,539,281	13,721,480	18,000,953	5,588,390	5,668,157	54,954,615	41,870,260

Contract owners’ equity end of period	$29,695,183	23,002,969	16,714,992	13,721,480	-	5,588,390	61,202,987	54,954,615

CHANGES IN UNITS:
Beginning units	1,904,908	1,856,562	1,269,004	1,690,600	553,854	602,234	5,999,331	5,558,764
Units purchased	276,143	310,070	4,215,891	3,307,564	42,517	102,453	203,704	792,973
Units redeemed	(281,135)	(261,724)	(3,914,382)	(3,729,160)	(596,371)	(150,833)	(339,058)	(352,406)

Ending units	1,899,916	1,904,908	1,570,513	1,269,004	-	553,854	5,863,977	5,999,331

(Continued)

13

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRPCP		WRPMP		WRPMAP		WRPMCP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(137,765)	(244,121)	(1,805,914)	(1,218,260)	(1,564,835)	(1,458,320)	(440,454)	(573,142)
Realized gain (loss) on investments	136,385	(114,505)	(85,220)	(172,819)	(59,288)	(105,912)	(76,138)	(99,363)
Change in unrealized gain (loss) on investments	2,272,349	2,746,688	29,505,307	18,734,898	34,616,139	26,036,448	7,671,844	7,124,558
Reinvested capital gains	609,392	23,295	2,466,018	339,247	3,370,752	561,898	1,199,104	110,245

Net increase (decrease) in contract owners’ equity resulting from operations	2,880,361	2,411,357	30,080,191	17,683,066	36,362,768	25,034,114	8,354,356	6,562,298

Equity transactions:
Purchase payments received from contract owners (note 3)	12,211,013	13,908,852	118,393,745	104,616,276	124,463,897	96,399,765	33,037,196	31,947,577
Transfers between funds	4,968,422	1,846,911	3,966,523	5,526,953	5,507,567	8,939,979	6,029,953	3,328,472
Redemptions (note 3)	(1,573,925)	(626,710)	(3,832,954)	(2,353,170)	(4,046,956)	(2,337,963)	(2,471,317)	(809,645)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(171,876)	(51,893)	(1,336,672)	(354,189)	(1,437,185)	(500,695)	(386,676)	(108,228)
Contingent deferred sales charges (note 2)	(56,218)	(13,478)	(83,429)	(58,189)	(127,939)	(46,896)	(92,931)	(2,328)
Adjustments to maintain reserves	(67)	1,009	(12,227)	(312)	(15,622)	3,000	603	292

Net equity transactions	15,377,349	15,064,691	117,094,986	107,377,369	124,343,762	102,457,190	36,116,828	34,356,140

Net change in contract owners’ equity	18,257,710	17,476,048	147,175,177	125,060,435	160,706,530	127,491,304	44,471,184	40,918,438
Contract owners’ equity beginning of period	25,895,246	8,419,198	179,712,793	54,652,358	199,157,729	71,666,425	62,597,653	21,679,215

Contract owners’ equity end of period	$44,152,956	25,895,246	326,887,970	179,712,793	359,864,259	199,157,729	107,068,837	62,597,653

CHANGES IN UNITS:
Beginning units	2,640,057	956,646	19,221,244	6,805,816	21,078,676	9,034,723	6,475,804	2,547,527
Units purchased	1,971,750	1,929,793	13,821,694	13,119,633	13,861,230	12,737,648	4,233,390	4,294,075
Units redeemed	(437,913)	(246,382)	(1,593,621)	(704,205)	(1,230,192)	(693,695)	(588,940)	(365,798)

Ending units	4,173,894	2,640,057	31,449,317	19,221,244	33,709,714	21,078,676	10,120,254	6,475,804

(Continued)

14

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRRESP		WRSTP		WRSCP		WRSCV
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$31,655	99,878	(431,095)	(343,450)	(186,272)	(104,371)	(133,423)	(107,196)
Realized gain (loss) on investments	(573,634)	(1,039,075)	187,600	(238,963)	(142,161)	(473,287)	(178,096)	(679,674)
Change in unrealized gain (loss) on investments	2,591,112	2,453,476	2,587,032	7,249,114	3,504,817	3,290,328	2,451,917	2,552,241
Reinvested capital gains	-	-	850,507	1,464,847	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,049,133	1,514,279	3,194,044	8,131,548	3,176,384	2,712,670	2,140,398	1,765,371

Equity transactions:
Purchase payments received from contract owners (note 3)	855,802	382,991	3,574,611	2,007,313	1,190,475	645,947	816,250	501,556
Transfers between funds	(423,306)	(211,491)	(1,020,122)	120,378	(114,441)	147,414	(277,034)	(189,948)
Redemptions (note 3)	(430,953)	(335,072)	(1,879,368)	(1,279,947)	(736,805)	(492,540)	(388,482)	(419,426)
Annuity benefits	(1,759)	(1,278)	(16,022)	(18,030)	(13,652)	(11,368)	(3,912)	(3,302)
Contract maintenance charges (note 2)	(1,679)	(1,514)	(5,720)	(5,736)	(2,597)	(2,416)	(1,878)	(1,858)
Contingent deferred sales charges (note 2)	(11,610)	(7,337)	(49,136)	(27,287)	(25,219)	(9,435)	(10,061)	(11,570)
Adjustments to maintain reserves	(156)	2,567	(2,212)	(262)	7,491	(201)	(4,379)	(168)

Net equity transactions	(13,661)	(171,134)	602,031	796,429	305,252	277,401	130,504	(124,716)

Net change in contract owners’ equity	2,035,472	1,343,145	3,796,075	8,927,977	3,481,636	2,990,071	2,270,902	1,640,655
Contract owners’ equity beginning of period	8,028,318	6,685,173	28,472,094	19,544,117	11,533,916	8,543,845	8,582,706	6,942,051

Contract owners’ equity end of period	$10,063,790	8,028,318	32,268,169	28,472,094	15,015,552	11,533,916	10,853,608	8,582,706

CHANGES IN UNITS:
Beginning units	725,750	740,889	1,807,299	1,774,843	981,102	978,833	753,278	777,159
Units purchased	128,225	212,489	295,779	299,525	182,697	164,697	130,033	157,254
Units redeemed	(135,001)	(227,628)	(252,538)	(267,069)	(158,348)	(162,428)	(116,310)	(181,135)

Ending units	718,974	725,750	1,850,540	1,807,299	1,005,451	981,102	767,001	753,278

(Continued)

15

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRVP
	2010	2009
Investment activity:
Net investment income (loss)	$(226,103)	80,484
Realized gain (loss) on investments	(518,103)	(1,377,374)
Change in unrealized gain (loss) on investments	5,111,311	6,733,799
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,367,105	5,436,909

Equity transactions:
Purchase payments received from contract owners (note 3)	975,947	623,109
Transfers between funds	(1,129,776)	(1,404,278)
Redemptions (note 3)	(1,499,020)	(1,459,970)
Annuity benefits	(12,660)	(15,966)
Contract maintenance charges (note 2)	(4,942)	(4,883)
Contingent deferred sales charges (note 2)	(32,899)	(35,887)
Adjustments to maintain reserves	1,282	(763)

Net equity transactions	(1,702,068)	(2,298,638)

Net change in contract owners’ equity	2,665,037	3,138,271
Contract owners’ equity beginning of period	27,492,776	24,354,505

Contract owners’ equity end of period	$30,157,813	27,492,776

CHANGES IN UNITS:
Beginning units	2,586,373	2,883,828
Units purchased	249,214	227,319
Units redeemed	(411,936)	(524,774)

Ending units	2,423,651	2,586,373

See accompanying notes to financial statements.

16

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-12 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on October 24, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts and Individual Single Purchase Payment Immediate Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Waddell & Reed.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

(Continued)

17

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS December 31, 2010

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Select Income Annuity contracts, this charge will not exceed 6% of the purchase payments withdrawn and declines a specified percentage each year. After the end of the sixth contract year this charge is 0%. For Select Preferred Annuity contracts this charge will not exceed 8% of the purchase payments redeemed and declines a specified percentage each year. After the end of the seventh contract year this charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of $50 from deferred annuity contracts, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value.

The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders.

The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 12 Options	Select Income Annuity	Select Preferred Annuity
Variable Account Charges - Recurring	1.50%	1.25%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Five-Year Enhanced	-	0.05%
One-Year Enhanced	-	0.15%
One-Month Enhanced	-	0.30%
Combination Enhanced	-	0.40%
Spousal Protection Annuity Option	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option	-	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Extra Value Options (EV):
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	-	0.50%
4% Extra Value Credit Option	-	0.60%
Capital Preservation and Income Options
Capital Preservation Plus Option	-	0.50%
Provides a return of principle over the elected program period.
Capital Preservation Plus Lifetime Income Option	-	1.00%
Provides a return of principle over the elected program period and provides for a consistent lifetime income stream regardless of actual value of contract.
Lifetime Income Option
Provides for lifetime withdrawals even after the contract value is zero.
5% (only available in NY)	-	1.00%
7% (not available in NY)	-	1.00%
Spousal Continuation Benefit	-	0.15%
Allows surviving spouse to continue to receive the lifetime benefit associated with the Lifetime Income Option.

Maximum Variable Account Charges*	1.50%	3.85%
*	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2010.

	Total	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC

1.25%	$7,500,114	$3,728	$23,048	$16,203	$35,547	$227,465	$373,938	$89,169
1.3%	502,533	-	158	1,231	2,206	17,148	25,632	4,460
1.35%	658,897	-	989	830	1,691	38,025	75,207	13,178
1.4%	3,022,993	-	2,596	5,656	1,815	70,557	105,713	18,275
1.5%	1,514,978	33	1,241	1,017	1,306	24,759	52,356	5,628
1.55%	503,347	-	2,018	1,255	202	3,846	3,906	960
1.6%	31,237	-	-	-	-	-	1,284	-
1.65%	733,971	-	-	452	187	11,820	13,651	5,112
1.7%	19,266	-	-	-	-	-	-	-
1.75%	703,031	69	30	-	1,218	10,104	4,940	922
1.8%	33,903	-	-	-	-	-	-	-
1.85%	1,709,526	11,369	-	-	3,844	42,078	40,177	22,244
1.9%	444,334	20,174	-	-	-	4,777	8,213	417
1.95%	235,113	1,546	-	-	-	9,084	14,807	2,095
2%	1,307,431	11,756	4,443	2,093	4,119	38,221	23,459	18,906
2.05%	34,260	-	740	-	-	-	-	-
2.1%	505,703	8,311	1,283	-	-	14,929	11,947	986
2.15%	175,955	-	-	235	-	4,409	4,408	1,981
2.2%	1,655	-	-	-	-	-	-	-
2.25%	191,978	840	-	-	-	5,907	1,001	3,933
(Continued)

18

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS December 31, 2010

2.3%	258	-	-	-	-	129	-	129
2.35%	78,849	-	-	-	-	2,747	1,517	1,228
2.4%	19,574	-	-	-	-	-	-	-
2.45%	21,476	-	-	-	-	2,731	1,340	-
2.5%	50,429	-	-	-	-	-	-	1,588
2.6%	36,637	427	-	-	-	-	-	-
2.7%	1,115	-	-	-	-	-	-	-
2.75%	6,799	-	-	-	-	-	-	-
3.1%	2,574	-	-	-	-	-	-	-

Totals	$20,047,936	$58,253	$36,546	$28,972	$52,135	$528,736	$763,496	$191,211

	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR	WRGP

1.25%	$268,954	$36,039	$122,456	$79,960	$67,480	$30,965	$67,258	$85,872
1.3%	53,436	10,127	21,351	15,823	12,525	4,104	14,507	18,747
1.35%	35,651	5,535	13,574	10,578	8,425	1,917	6,028	14,569
1.4%	327,114	55,877	145,250	95,029	84,192	27,925	94,854	91,929
1.5%	227,687	45,507	90,618	66,489	56,700	15,917	60,526	72,215
1.55%	102,672	13,864	34,068	20,220	25,005	12,680	21,904	11,886
1.6%	5,039	447	2,400	1,640	1,014	685	1,229	1,838
1.65%	157,067	17,717	34,394	29,389	31,345	12,267	32,788	42,601
1.7%	2,534	344	1,151	227	1,530	366	957	101
1.75%	147,521	32,168	50,826	49,415	40,550	6,886	24,463	70,067
1.8%	6,520	2,595	1,377	4,153	1,314	-	32	10,423
1.85%	456,959	58,625	75,834	134,157	108,396	10,462	10,098	158,283
1.9%	123,738	24,422	20,508	45,770	36,620	794	3,251	56,740
1.95%	58,805	8,838	13,012	20,435	14,478	-	244	24,400
2%	254,802	46,654	43,772	88,995	70,477	2,599	10,190	100,978
2.05%	4,283	1,067	2,243	1,144	1,853	-	-	2,397
2.1%	114,216	20,318	16,708	46,321	36,340	3,689	7,713	46,624
2.15%	26,085	9,070	6,141	8,917	7,248	1,683	1,471	8,131
2.2%	987	-	28	250	179	-	-	51
2.25%	26,767	8,532	7,223	10,009	6,312	1,895	2,357	14,408
2.3%	-	-	-	-	-	-	-	-
2.35%	20,758	4,944	5,519	6,703	4,323	29	331	6,220
2.4%	8,360	1,365	754	1,813	957	66	66	2,602
2.45%	1,230	1,161	523	2,414	428	-	207	1,638
2.5%	11,665	1,422	6,569	2,301	416	492	547	1,713
2.6%	9,054	898	274	1,650	1,029	796	647	6,008
2.7%	427	-	227	14	14	-	85	249
2.75%	1,383	335	921	239	404	-	-	1,709
3.1%	1,066	328	656	216	-	-	-	213

	$2,454,780	$408,199	$718,377	$744,271	$619,554	$136,217	$361,753	$852,612

	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP	WRPAP

1.25%	$82,350	$38,787	$32,883	$12,757	$31,706	$63,652	$2,543	$444,369
1.3%	15,153	15,235	7,394	3,724	9,507	16,103	492	24,674
1.35%	8,211	5,246	4,492	2,013	4,396	7,198	416	61,433
1.4%	107,977	48,617	45,280	14,170	44,110	37,422	3,285	51,945
1.5%	77,473	40,888	34,191	10,642	27,312	18,200	1,706	37,308
1.55%	24,495	11,278	16,208	3,726	7,216	7,223	1,578	7,001
1.6%	2,481	1,406	545	497	409	87	41	4,834
1.65%	34,769	17,980	18,688	7,167	16,126	8,654	1,004	17,756
1.7%	995	77	853	-	235	45	37	1,533
1.75%	43,000	18,510	17,258	7,417	18,350	8,689	715	4,268
1.8%	112	-	-	-	15	2,535	24	-
1.85%	8,591	4,919	9,097	1,527	129,683	18,928	4,938	47,823
1.9%	2,768	926	2,143	481	27,617	1,518	998	520
1.95%	132	-	315	92	16,163	4,312	628	2,021
2%	12,635	4,346	6,951	2,971	51,535	5,594	2,096	52,591
2.05%	145	583	134	156	640	225	-	11
2.1%	9,080	5,630	5,956	3,221	34,401	2,488	554	7,970
2.15%	685	1,477	1,484	127	2,185	320	17	-
2.2%	-	-	-	-	-	-	-	-
2.25%	1,503	970	1,733	170	3,715	937	59	1,256
2.3%	-	-	-	-	-	-	-	-
2.35%	6,281	705	42	405	2,965	1,562	18	2,831
2.4%	-	133	68	65	-	103	-	-
2.45%	161	-	-	757	1,076	101	85	-
2.5%	1,325	-	37	452	1,499	1,018	246	-
2.6%	3,792	2,936	257	-	1,179	-	-	289
2.7%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-

	$444,114	$220,649	$206,009	$72,537	$432,040	$206,914	$21,480	$770,433

	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV

1.25%	$216,480	$2,178,380	$2,071,328	$581,634	$28,771	$83,206	$33,895	$28,637
1.3%	4,483	70,817	73,927	11,379	6,485	19,011	11,013	3,589
1.35%	21,727	119,368	114,819	55,986	3,250	8,489	4,797	3,358
1.4%	111,460	454,380	579,347	143,607	28,636	111,185	38,316	28,149
1.5%	33,849	94,053	169,812	57,382	22,713	72,195	34,267	19,890
1.55%	18,465	46,092	16,118	36,016	8,685	20,716	6,827	8,940
1.6%	-	-	1,029	405	857	1,873	175	788
1.65%	7,375	58,568	40,370	28,818	8,398	34,791	14,578	11,952
1.7%	1,381	1,456	1,498	1,413	442	897	729	-
1.75%	1,596	28,746	15,328	6,335	6,753	29,487	12,581	8,637
1.8%	-	-	-	-	-	365	324	112
1.85%	5,038	66,065	98,481	57,542	1,917	7,742	4,617	11,749
1.9%	512	4,384	10,247	1,470	1,724	4,143	1,840	1,399
1.95%	-	15,082	11,640	1,550	76	397	368	103
2%	25,683	85,362	158,385	100,401	2,749	12,496	6,922	1,439
2.05%	-	4,210	6,442	5,569	-	-	-	250
2.1%	5,844	20,310	9,230	23,037	1,693	7,956	4,584	4,643
2.15%	2,545	21,423	34,467	16,081	1,847	3,627	2,253	2,218
2.2%	-	-	-	-	-	-	-	-
2.25%	887	26,431	41,863	2,946	1,809	5,672	1,826	2,171
2.3%	-	-	-	-	-	-	-	-
2.35%	232	-	-	2,150	-	789	793	804
2.4%	-	-	1,358	365	90	-	127	63
2.45%	-	1,423	-	-	246	3,054	1,903	-
2.5%	-	6,247	1,840	5,720	-	621	1,028	-
2.6%	-	-	-	-	372	2,284	2,509	1,208
(Continued)

19

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS December 31, 2010

2.7%	-	-	-	-	-	99	-	-
2.75%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-

	$457,557	$3,302,797	$3,457,529	$1,139,806	$127,513	$431,095	$186,272	$140,099

	WRVP

1.25%	$40,654
1.3%	8,092
1.35%	7,501
1.4%	48,325
1.5%	41,098
1.55%	8,277
1.6%	234
1.65%	18,187
1.7%	465
1.75%	36,182
1.8%	4,002
1.85%	98,343
1.9%	36,220
1.95%	14,490
2%	53,811
2.05%	2,168
2.1%	29,721
2.15%	5,420
2.2%	160
2.25%	8,846
2.3%	-
2.35%	4,953
2.4%	1,219
2.45%	998
2.5%	3,683
2.6%	1,028
2.7%	-
2.75%	1,808
3.1%	95

	$475,980

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2010 and 2009, total transfers to the Account from the fixed account were $13,928,269 and $5,912,632, respectively, and total transfers from the Account to the fixed account were $4,755,018 and $5,598,474, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $70,734 and $20,160 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits to Select Preferred Annuity contracts, the Company contributed $264,733 and $168,322 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $1,747,369 and $3,661,393 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$1,659,214,097	0	$1,659,214,097
The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2010 are as follows:

	Purchases of Investments	Sales of Investments
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	$407,991	$240,859
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	150,649	165,211
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	435,830	473,630
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	1,148,860	1,192,041
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	6,448,331	4,936,900
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	11,297,584	7,901,026
(Continued)

20

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	2,221,657	1,909,986
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	11,498,909	13,151,323
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)	1,904,549	2,169,613
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)	4,606,536	4,784,213
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)	3,840,347	3,912,740
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)	3,272,097	3,582,346
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)	1,304,611	1,179,588
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)	4,196,933	3,106,509
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)	3,910,657	4,580,153
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)	2,890,232	2,865,212
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)	1,487,345	1,447,230
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)	2,552,934	1,899,633
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)	511,625	550,762
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)	1,997,957	2,221,037
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)	14,052,384	14,052,384
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)	6,710,039	6,047,315
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)	3,933,786	3,599,723
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)	3,240,797	3,377,182
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)	2,085,146	1,999,926
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)	1,608,981	1,549,693
WRPMCP (WRPMCP)	2,838,535	2,762,397
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)	1,842,193	1,268,559
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)	2,262,994	2,450,594
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)	1,561,402	1,419,241
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)	1,234,767	1,056,671
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)	3,665,982	3,147,879

Total	$111,122,640	$105,001,576

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2010. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

21

NATIONWIDE VARIABLE ACCOUNT -12 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2010	1.25% to 2.60%	385,733	$8.77 to $ 8.34	$3,304,169	1.68%	13.20% to 11.65%
2009	1.25% to 2.60%	407,096	7.75 to 7.47	3,099,918	1.04%	25.62% to 23.90%
2008	1.25% to 2.60%	377,280	6.17 to 6.03	2,299,353	2.10%	-37.63% to -38.49%
2007	1.85% to 2.25%	260,941	9.85 to 9.82	2,567,988	1.74%	-1.52% to -1.79%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2010	1.25% to 2.10%	346,155	12.52 to 12.34	4,315,166	1.31%	8.44% to 7.51%
2009	1.25% to 2.00%	111,210	11.54 to 11.48	1,283,090	1.80%	15.43% to 14.84%	*
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2010	1.25% to 2.15%	225,471	13.39 to 13.19	3,013,274	1.27%	10.63% to 9.62%
2009	1.25% to 2.00%	112,328	12.10 to 12.04	1,358,832	1.81%	21.03% to 20.41%	*
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2010	1.25% to 2.00%	374,312	10.64 to 10.35	3,969,082	2.21%	4.57% to 3.78%
2009	1.25% to 2.00%	337,299	10.17 to 9.97	3,422,222	1.94%	7.72% to 6.90%
2008	1.25% to 1.85%	264,806	9.45 to 9.35	2,498,076	3.47%	-7.20% to -7.76%
2007	1.25% to 1.50%	140,505	10.18 to 10.16	1,429,751	2.87%	1.78% to 1.61%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2010	1.25% to 2.45%	4,039,103	9.80 to 9.37	39,296,310	1.98%	9.53% to 8.20%
2009	1.25% to 2.45%	3,981,854	8.94 to 8.66	35,433,179	1.54%	17.65% to 16.22%
2008	1.25% to 2.45%	3,924,711	7.60 to 7.45	29,742,274	2.88%	-24.16% to -25.08%
2007	1.25% to 2.45%	3,109,641	10.02 to 9.94	31,131,973	2.23%	0.23% to -0.58%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2010	1.25% to 2.45%	6,247,584	9.24 to 8.83	57,451,777	1.88%	11.42% to 10.07%
2009	1.25% to 2.45%	6,881,792	8.29 to 8.03	56,870,012	1.32%	22.84% to 21.34%
2008	1.25% to 2.45%	7,827,936	6.75 to 6.61	52,739,171	2.51%	-32.25% to -33.07%
2007	1.25% to 2.45%	6,797,048	9.96 to 9.88	67,676,754	1.91%	-0.35% to -1.17%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2010	1.25% to 2.50%	1,412,298	10.29 to 9.82	14,421,471	2.09%	7.16% to 5.80%
2009	1.25% to 2.35%	1,322,017	9.60 to 9.32	12,629,298	1.75%	13.13% to 11.87%
2008	1.25% to 2.35%	1,171,429	8.49 to 8.33	9,907,489	3.25%	-16.11% to -17.04%
2007	1.25% to 2.10%	824,398	10.12 to 10.06	8,328,962	2.60%	1.15% to 0.57%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2010	1.25% to 3.10%	7,157,471	21.91 to 19.26	154,332,425	1.08%	7.32% to 5.31%
2009	1.25% to 3.10%	7,425,961	20.42 to 18.29	149,600,166	0.37%	23.48% to 21.17%
2008	1.25% to 3.10%	7,345,272	16.54 to 15.09	120,503,997	0.45%	-26.72% to -28.10%
2007	1.25% to 3.10%	6,510,435	22.57 to 20.99	146,284,741	0.72%	42.30% to 39.63%
2006	1.25% to 3.10%	4,862,716	15.86 to 15.03	77,094,187	0.45%	18.65% to 16.44%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2010	1.25% to 3.10%	1,993,509	13.53 to 11.89	26,715,430	1.95%	15.65% to 13.48%
2009	1.25% to 3.10%	1,969,265	11.70 to 10.48	22,895,678	2.05%	11.81% to 9.72%
2008	1.25% to 3.10%	2,078,931	10.47 to 9.55	21,806,132	0.11%	-21.99% to -23.45%
2007	1.25% to 3.10%	1,940,268	13.41 to 12.48	26,178,502	1.52%	12.24% to 10.12%
2006	1.25% to 3.10%	1,659,664	11.95 to 11.33	20,036,715	1.59%	9.82% to 7.77%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2010	1.25% to 3.10%	4,173,670	11.97 to 10.51	49,220,990	3.44%	4.71% to 2.75%
2009	1.25% to 3.10%	3,245,655	11.43 to 10.23	36,708,343	3.81%	5.82% to 3.84%
2008	1.25% to 3.10%	3,140,394	10.80 to 9.85	33,658,749	0.10%	-0.94% to -2.80%
2007	1.25% to 3.10%	2,587,073	10.90 to 10.14	28,068,255	4.48%	4.34% to 2.38%
2006	1.25% to 3.10%	1,386,869	10.45 to 9.90	14,458,261	5.03%	2.94% to 1.02%
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2010	1.25% to 3.10%	3,530,379	14.17 to 12.45	49,283,140	0.99%	19.38% to 17.15%
2009	1.25% to 3.10%	3,591,611	11.87 to 10.63	42,094,848	1.02%	22.47% to 20.18%
2008	1.25% to 3.10%	3,761,443	9.69 to 8.84	36,226,405	0.18%	-35.59% to -36.80%
2007	1.25% to 3.10%	3,598,596	15.05 to 13.99	54,069,395	0.70%	12.60% to 10.48%
2006	1.25% to 3.10%	2,896,797	13.36 to 12.67	38,795,308	1.06%	15.53% to 13.37%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2010	1.25% to 2.75%	3,158,796	13.36 to 12.03	41,110,151	1.13%	14.92% to 13.17%
2009	1.25% to 2.75%	3,305,284	11.62 to 10.63	37,543,117	1.00%	16.41% to 14.64%
2008	1.25% to 2.75%	3,458,487	9.98 to 9.27	33,886,565	0.08%	-36.72% to -37.68%
2007	1.25% to 2.75%	3,179,374	15.78 to 14.88	49,406,307	1.02%	15.25% to 13.49%
2006	1.25% to 2.75%	2,296,386	13.69 to 13.11	31,073,422	1.58%	14.47% to 12.74%
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2010	1.25% to 2.60%	893,710	12.27 to 11.50	10,838,126	0.28%	20.43% to 18.79%
2009	1.25% to 2.60%	867,964	10.19 to 9.68	8,759,950	0.00%	38.73% to 36.83%
2008	1.25% to 2.50%	727,472	7.34 to 7.10	5,306,113	0.11%	-46.82% to -47.50%
2007	1.25% to 2.50%	414,206	13.81 to 13.52	5,686,493	0.50%	49.40% to 47.50%
2006	1.25% to 2.15%	119,136	9.24 to 9.19	1,099,087	1.03%	-7.59% to -8.15%	*
(Continued)

22

NATIONWIDE VARIABLE ACCOUNT -12 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2010	1.25% to 2.70%	1,767,719	$16.25 to $ 14.96	$28,359,202	0.00%	15.60% to 13.91%
2009	1.25% to 2.70%	1,822,229	14.06 to 13.13	25,349,657	0.00%	71.47% to 68.95%
2008	1.25% to 2.70%	1,660,068	8.20 to 7.77	13,497,739	1.41%	-61.94% to -62.51%
2007	1.25% to 2.70%	1,385,133	21.54 to 20.73	29,602,978	0.03%	41.70% to 39.61%
2006	1.25% to 2.70%	835,359	15.20 to 14.85	12,648,099	0.47%	23.93% to 22.11%
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2010	1.25% to 3.10%	4,408,571	12.30 to 10.81	53,501,459	0.64%	11.17% to 9.09%
2009	1.25% to 3.10%	4,630,140	11.06 to 9.91	50,651,078	0.38%	25.49% to 23.14%
2008	1.25% to 3.10%	5,005,777	8.82 to 8.04	43,961,551	0.00%	-37.07% to -38.25%
2007	1.25% to 3.10%	5,000,421	14.01 to 13.03	70,111,309	0.00%	24.23% to 21.89%
2006	1.25% to 3.10%	4,510,514	11.28 to 10.69	51,204,870	0.00%	3.73% to 1.79%
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2010	1.25% to 2.60%	2,140,242	15.43 to 14.04	33,390,182	7.42%	13.42% to 11.87%
2009	1.25% to 2.60%	1,881,230	13.60 to 12.55	25,935,496	8.91%	44.59% to 42.62%
2008	1.25% to 2.60%	1,555,055	9.41 to 8.80	14,978,886	0.64%	-22.80% to -23.85%
2007	1.25% to 2.60%	1,479,099	12.18 to 11.56	18,515,978	8.95%	2.56% to 1.15%
2006	1.25% to 2.60%	1,063,343	11.88 to 11.43	13,011,839	8.01%	8.89% to 7.41%
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2010	1.25% to 2.60%	1,120,275	14.40 to 13.11	16,459,015	0.97%	13.35% to 11.81%
2009	1.25% to 2.60%	1,118,293	12.71 to 11.73	14,510,763	1.52%	25.31% to 23.59%
2008	1.25% to 2.60%	1,107,240	10.14 to 9.49	11,498,901	0.24%	-42.87% to -43.65%
2007	1.25% to 2.60%	1,044,989	17.75 to 16.84	19,081,552	0.68%	19.77% to 18.13%
2006	1.25% to 2.60%	683,784	14.82 to 14.25	10,497,858	0.73%	19.48% to 17.85%
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
2010	1.25% to 2.60%	994,967	15.04 to 13.69	15,001,322	1.37%	12.67% to 11.13%
2009	1.25% to 2.60%	1,023,904	13.35 to 12.32	13,762,739	3.48%	35.25% to 33.41%
2008	1.25% to 2.60%	995,194	9.87 to 9.24	9,952,578	0.48%	-42.98% to -43.77%
2007	1.25% to 2.60%	1,026,584	17.31 to 16.42	18,058,252	1.87%	8.50% to 7.01%
2006	1.25% to 2.60%	758,800	15.96 to 15.35	12,311,318	2.15%	28.00% to 26.26%
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2010	1.25% to 2.50%	441,697	14.38 to 13.18	6,283,254	0.00%	39.10% to 37.34%
2009	1.25% to 2.50%	386,952	10.34 to 9.60	3,969,646	0.00%	39.52% to 37.76%
2008	1.25% to 2.45%	373,619	7.41 to 6.98	2,754,852	0.00%	-48.69% to -49.31%
2007	1.25% to 2.45%	412,324	14.44 to 13.78	5,942,094	0.00%	5.15% to 3.86%
2006	1.25% to 2.45%	378,791	13.73 to 13.26	5,208,498	0.00%	10.86% to 9.52%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2010	1.25% to 2.60%	1,899,916	16.02 to 14.83	29,661,717	0.04%	29.91% to 28.14%
2009	1.25% to 2.60%	1,904,908	12.33 to 11.58	22,970,683	0.00%	44.83% to 42.85%
2008	1.25% to 2.60%	1,856,562	8.51 to 8.10	15,531,201	0.03%	-37.03% to -37.89%
2007	1.25% to 2.60%	1,714,836	13.52 to 13.05	22,883,802	0.02%	11.20% to 9.67%
2006	1.25% to 2.60%	1,159,802	12.16 to 11.90	13,981,814	0.55%	7.20% to 5.74%
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2010	1.25% to 2.50%	1,570,513	10.65 to 9.75	16,525,931	0.07%	-1.18% to -2.43%
2009	1.25% to 2.50%	1,269,004	10.78 to 9.99	13,495,153	1.03%	-0.24% to -1.51%
2008	1.25% to 2.60%	1,690,600	10.81 to 10.09	17,997,708	2.08%	0.91% to -0.47%
2007	1.25% to 2.60%	792,315	10.71 to 10.14	8,384,027	4.39%	3.30% to 1.88%
2006	1.25% to 2.60%	718,111	10.37 to 9.95	7,377,959	4.07%	3.02% to 1.61%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
2009	1.25% to 2.50%	553,854	10.23 to 9.55	5,554,056	5.46%	7.02% to 5.66%
2008	1.25% to 2.50%	602,234	9.56 to 9.04	5,664,532	0.93%	-12.06% to -13.18%
2007	1.25% to 2.50%	684,413	10.87 to 10.41	7,351,321	3.65%	2.10% to 0.80%
2006	1.25% to 2.50%	549,710	10.65 to 10.33	5,801,626	5.87%	3.47% to 2.16%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
2010	1.25% to 2.35%	5,863,977	10.47 to 10.15	61,202,987	1.12%	14.09% to 12.82%
2009	1.25% to 2.60%	5,999,331	9.18 to 8.95	54,954,615	0.43%	21.78% to 20.11%
2008	1.25% to 2.60%	5,558,764	7.54 to 7.45	41,870,260	0.00%	-24.61% to -25.48%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
2010	1.25% to 2.35%	4,173,894	10.62 to 10.29	44,152,956	0.96%	8.01% to 6.81%
2009	1.25% to 2.25%	2,640,057	9.83 to 9.65	25,895,246	0.07%	11.54% to 10.41%
2008	1.25% to 2.15%	956,646	8.81 to 8.75	8,419,198	0.00%	-11.87% to -12.54%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
2010	1.25% to 2.50%	31,449,317	10.42 to 10.05	326,887,970	0.61%	11.22% to 9.82%
2009	1.25% to 2.50%	19,221,244	9.37 to 9.15	179,712,793	0.18%	16.48% to 15.01%
2008	1.25% to 2.25%	6,805,816	8.04 to 7.97	54,652,358	0.00%	-19.59% to -20.27%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
2010	1.25% to 2.50%	33,709,714	10.70 to 10.32	359,864,259	0.74%	13.03% to 11.60%
2009	1.25% to 2.50%	21,078,676	9.47 to 9.25	199,157,729	0.25%	19.20% to 17.69%
2008	1.25% to 2.50%	9,034,723	7.94 to 7.86	71,666,425	0.00%	-20.56% to -21.40%	*
(Continued)

23

NATIONWIDE VARIABLE ACCOUNT -12 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
2010	1.25% to 2.50%	10,120,254	$10.63 to $ 10.25	$107,068,837	0.87%	9.58% to 8.20%
2009	1.25% to 2.50%	6,475,804	9.70 to 9.47	62,597,653	0.12%	13.68% to 12.25%
2008	1.25% to 2.15%	2,547,527	8.53 to 8.46	21,679,215	0.00%	-14.71% to -15.36%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2010	1.25% to 2.60%	718,974	14.12 to 12.92	10,009,341	1.84%	26.90% to 25.17%
2009	1.25% to 2.60%	725,750	11.12 to 10.32	7,981,412	3.02%	22.08% to 20.40%
2008	1.25% to 2.60%	740,889	9.11 to 8.57	6,685,173	0.59%	-36.84% to -37.71%
2007	1.25% to 2.60%	725,842	14.43 to 13.77	10,392,221	0.61%	-17.12% to -18.26%
2006	1.25% to 2.60%	655,692	17.41 to 16.84	11,346,461	0.91%	28.46% to 26.72%
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2010	1.25% to 2.70%	1,850,540	16.81 to 15.19	31,901,434	0.00%	11.35% to 9.71%
2009	1.25% to 2.70%	1,807,299	15.09 to 13.84	28,109,535	0.00%	42.04% to 39.96%
2008	1.25% to 2.70%	1,774,843	10.63 to 9.89	19,536,940	0.00%	-34.72% to -35.68%
2007	1.25% to 2.70%	1,673,037	16.28 to 15.38	28,396,895	0.00%	22.80% to 20.99%
2006	1.25% to 2.70%	1,289,943	13.25 to 12.71	17,970,932	0.00%	6.53% to 4.97%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2010	1.25% to 2.60%	1,005,451	14.09 to 12.82	14,710,996	0.00%	27.24% to 25.50%
2009	1.25% to 2.60%	981,102	11.07 to 10.22	11,278,439	0.41%	33.04% to 31.22%
2008	1.25% to 2.60%	978,833	8.32 to 7.79	8,542,399	0.00%	-39.94% to -40.76%
2007	1.25% to 2.60%	992,086	13.86 to 13.14	14,518,178	0.00%	12.09% to 10.55%
2006	1.25% to 2.60%	850,262	12.36 to 11.89	11,187,197	0.00%	3.74% to 2.33%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2010	1.25% to 2.60%	767,001	14.10 to 12.83	10,793,359	0.07%	24.83% to 23.13%
2009	1.25% to 2.60%	753,278	11.29 to 10.42	8,525,935	0.00%	27.53% to 25.79%
2008	1.25% to 2.60%	777,159	8.85 to 8.28	6,938,507	0.20%	-27.06% to -28.06%
2007	1.25% to 2.60%	764,876	12.14 to 11.51	9,405,602	0.01%	-5.34% to -6.64%
2006	1.25% to 2.60%	692,952	12.82 to 12.33	9,024,746	0.15%	15.39% to 13.82%
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2010	1.25% to 3.10%	2,423,651	12.38 to 10.88	29,755,322	0.91%	17.22% to 15.03%
2009	1.25% to 3.10%	2,586,373	10.56 to 9.46	27,108,814	2.06%	25.06% to 22.72%
2008	1.25% to 3.10%	2,883,828	8.45 to 7.71	24,353,612	0.24%	-34.64% to -35.87%
2007	1.25% to 3.10%	2,921,920	12.92 to 12.02	38,028,729	1.04%	0.62% to -1.28%
2006	1.25% to 3.10%	2,619,510	12.84 to 12.18	34,060,454	1.17%	15.42% to 13.27%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (obsolete) (WRLBP)
2006	1.25% to 3.10%	674,324	10.26 to 9.73	6,889,675	3.87%	2.67% to 0.75%

2010	Reserves for annuity contracts in payout phase:				$6,412,735
2010	Contract owners equity:				$1,659,213,789
2009	Reserves for annuity contracts in payout phase:				$6,242,032
2009	Contract owners equity:				$1,199,462,127
2008	Reserves for annuity contracts in payout phase:				$94,124
2008	Contract owners equity:				$748,850,483
2007	Reserves for annuity contracts in payout phase:				$19,075
2007	Contract owners equity:				$721,521,134
2006	Contract owners equity:				$405,080,326
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of Investment Income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

24

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2010. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2011

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

 Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2010	2009	2008

Revenues:
Policy charges	$ 1,399	$ 1,245	$ 1,341
Premiums	484	470	394
Net investment income	1,825	1,879	1,865
Net realized investment gains (losses)	(236)	454	(348)
Other-than-temporary impairment losses (consisting of $394 and
$992 of total other-than-temporary impairment losses, net of $174 and $417 non-credit related recognized in other comprehensive income
for the years ended December 31, 2010 and 2009, respectively)	(220)	(575)	(1,131)
Other income	2	(4)	(4)
Total revenues	$ 3,254	3,469	2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 1,056	$ 1,100	$ 1,173
Benefits and claims	873	812	856
Policyholder dividends	78	87	93
Amortization of deferred policy acquisition costs	396	466	692
Amortization of value of business acquired and other intangible assets	18	63	31
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55	55	62
Other operating expenses	574	579	631
Total benefits and expenses	$ 3,050	3,162	3,538

Income (loss) from continuing operations before federal income
tax expense (benefit)	$ 204	$ 307	$ (1,421)
Federal income tax expense (benefit)	24	48	(534)
Net income (loss)	$ 180	$ 259	$ (887)
Less: Net loss attributable to noncontrolling interest	60	52	72
Net income (loss) attributable to Nationwide Life Insurance Company	$ 240	$ 311	$ (815)

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2010	2009

Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,613 and $25,103)	$ 26,434	$ 24,750
Equity securities (cost $39 and $49)	42	53
Mortgage loans, net	6,125	6,829
Short-term investments	1,062	1,003
Other investments	1,646	1,517
Total investments	$ 35,309	$ 34,152

Cash and cash equivalents	337	49
Accrued investment income	459	402
Deferred policy acquisition costs	3,973	3,983
Value of business acquired	259	277
Goodwill	200	200
Other assets	1,985	2,080
Separate account assets	64,875	57,846
Total assets	$ 107,397	$ 98,989

Liabilities and Shareholder's Equity
Liabilities:
Future policy benefits and claims	$ 32,676	$ 33,150
Short-term debt	300	150
Long-term debt	978	706
Other liabilities	2,429	1,820
Separate account liabilities	64,875	57,846
Total liabilities	$ 101,258	$ 93,672

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,741	3,510
Accumulated other comprehensive income (loss)	321	(266)
Total shareholder's equity	$ 5,784	$ 4,966
Noncontrolling interest	355	351
Total equity	$ 6,139	$ 5,317
Total liabilities and equity	$ 107,397	$ 98,989

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity
(in millions)

	Class A&B common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2007	$ 4	$ 1,359	$ 4,228	$ (87)	$ 5,504	$ 466	$ 5,970

Dividends to NFS	-	-	(461)	-	(461)	-	(461)
Capital contributed by NFS	-	339	-	-	339	-	339
Other, net	-	-	-	-	-	22	22
Comprehensive loss:
Net loss	-	-	(815)	-	(815)	(72)	(887)
Other comprehensive loss, net of taxes	-	-	-	(1,274)	(1,274)	-	(1,274)
Total comprehensive loss					(2,089)	(72)	(2,161)

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of change in accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Other, net	-	-	(3)	-	(3)	(13)	(16)
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income, net of taxes	-	-		1,345	1,345	-	1,345
Total comprehensive income (loss)					1,656	(52)	1,604

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of change in accounting principle, net of taxes	-	-	(9)	9	-	46	46
Other, net	-	-	-	-	-	18	18

Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income, net of taxes	-	-	-	578	578	-	578
Total comprehensive income (loss)					818	(60)	758

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2010	2009	2008

Cash flows from operating activities:
Net income (loss)	$ 180	$ 259	$ (887)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment losses (gains)	236	(454)	348
Other-than-temporary impairment losses	220	575	1,131
Interest credited to policyholder accounts	1,056	1,100	1,173
Capitalization of deferred policy acquisition costs	(634)	(513)	(588)
Amortization of deferred policy acquisition costs	396	466	692
Amortization and depreciation	(2)	51	48
Changes in:
Policy liabilities	(579)	(725)	(173)
Other, net	(187)	(147)	(798)
Net cash provided by operating activities	$ 686	$ 612	$ 946

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	$ 3,251	$ 3,889	$ 4,272
Proceeds from sale of securities available-for-sale	2,168	4,211	4,309
Proceeds from sales/repayments of mortgage loans	996	773	869
Cost of securities available-for-sale acquired	(5,910)	(9,206)	(7,255)
Cost of mortgage loans originated or acquired	(373)	(36)	(372)
Net (increase) decrease in short-term investments	(44)	1,910	(1,857)
Collateral received (paid), net	(23)	(869)	592
Other, net	(29)	208	15
Net cash provided by investing activities	$ 36	$ 880	$ 573

Cash flows from financing activities:
Net increase (decrease) in short-term debt	$ 150	$ (100)	$ (35)
Net proceeds from issuance of long-term debt	272	-	-
Capital contributed by NFS	-	20	-
Cash dividends paid to NFS	-	-	(281)
Investment and universal life insurance product deposits and other additions	4,540	3,877	3,862
Investment and universal life insurance product withdrawals and other deductions	(5,405)	(5,301)	(5,306)
Other, net	9	19	282
Net cash used in financing activities	$ (434)	$ (1,485)	$ (1,478)

Net increase in cash and cash equivalents	$ 288	$ 7	$ 41
Cash and cash equivalents, beginning of period	49	42	1
Cash and cash equivalents, end of period	$ 337	$ 49	$ 42

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2010 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers.  The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

In 2010, the Company elected to rely on the exemption pursuant to Rule 12h-7 of the Securities Exchange Act of 1934 (Exchange Act) from its duty under Section 15(d) of the Exchange Act to file reports required by Section 13(a) of the Exchange Act for products that are registered as securities but also are regulated as insurance under state law.  Consequently, absent a further change in circumstances, the Company no longer files periodic reports with the United States Securities and Exchange Commission (SEC).

As of December 31, 2010 and 2009, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

The Company’s significant accounting policies that materially affect financial reporting are summarized below.  The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired; valuation allowances for mortgage loans; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision.  Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date.  Management believes the amounts provided are appropriate.

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest.  All significant intercompany balances and transactions were eliminated in consolidation.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Investments

The Company classifies fixed maturity and equity securities as either available-for-sale or trading. Purchases and sales of securities are recorded on the trade date. Receivables are recorded for sales of securities and liabilities for purchases not yet settled at the balance sheet date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities.  Available-for-sale securities are reported at fair value, with unrealized holdings gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligations, noncontrolling interests and deferred federal income taxes.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement.

The Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities are valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to give priority to pricing obtained from our primary independent pricing service. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related fair value hierarchy categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For certain fixed maturity securities not priced by independent pricing services (e.g., private placement securities without quoted market prices), a corporate pricing matrix or internally developed pricing model is generally used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.

In 2009, certain residential mortgage-backed securities backed by sub-prime and Alt-A collateral experienced low levels of market activity, leading the Company to utilize internal pricing models to assist in determining the estimated fair values of these securities.

As such, the Company used a weighting of internal pricing models and independent pricing services to better estimate the investments’ fair value. Management determined the use of multiple valuation techniques, considering both an income approach that maximized the use of relevant observable inputs and minimized the use of unobservable inputs and a market approach based on that observed quotes provided by independent pricing services produced a result more representative of the securities’ fair value.

The income approach incorporated cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows were then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium was reflective of an orderly transaction between market participants at the measurement date under the then current market conditions and included items such as liquidity and structure risk. The income approach also included a weighting of external third-party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology was designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices when developing the internal values, the Company further calibrated those values to market indications through pricing determined from two independent pricing services (the market approach). The Company calibrated the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In 2010, the markets for these securities began to experience more normal levels of activity and the prices obtained from independent pricing services were more representative of orderly transactions between market participants. As such, these securities were priced solely with the assistance of independent pricing services as of December 31, 2010.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income.  These securities are not restored to accrual status until all delinquent interest and principal are paid and the Company determines that payment of future principal and interest is probable.

For investments in beneficial interests of securitized assets, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the United States.  Mortgage loans held for investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio.  Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method.  Loans in default or in the process of foreclosure are placed on non-accrual status.  Interest received on non-accrual status mortgage loans is included in net investment income in the period received.

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid debt instruments with maturities of greater than three months and less than twelve months when purchased.  The Company carries short-term investments at estimated fair value.

Securities lending.  The Company has entered into securities lending agreements with an agent bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the agent bank in investment-grade securities, which are included in the total investments of the Company. Non-cash collateral is recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale investments or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of collateral received. Net income received from securities lending activities is included in net investment income.

Other-than-temporary impairments evaluations.  The Company periodically reviews its available-for-sale fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not that the Company will be required to sell the security before the recovery of its amortized cost basis. The Company also evaluates U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, or the reference amount if the security is accounted for under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 325, Investments - Other, an other-than-temporary impairment is recognized through earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in other comprehensive income, net of applicable taxes and other offsets.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses resulted in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

The Company considers both the non-credit portion of other-than-temporary impairment losses recognized in accumulated other comprehensive income and any subsequent changes in the fair value of those debt securities as accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements.  Certain features embedded in the Company’s investments, equity-indexed annuity contracts and variable annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives.  All derivative instruments are carried at fair value and are reflected as an asset or liability.  See Note 6 for a discussion on the Company’s use of derivative instruments.

The Company’s derivative transaction counterparties are generally financial institutions and corporations. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash and marketable securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Revenues and Benefits

Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs of acquiring investment and universal life insurance products, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business.  In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.  For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Currently, the Company’s long-term assumption for net separate account investment

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below).  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2010, 2009 and 2008.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

See Note 8 for a discussion of VOBA amortization and related balances for 2010, 2009 and 2008.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions.  The Company performed its annual impairment test during the third quarter.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.  The activity of the separate accounts is not reflected in the consolidated statements of operations except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company adjusts future policy benefits and claims related to investments to reflect the impact of unrealized gains and losses on fixed maturity available-for-sale securities. The adjustment to future policy benefits and claims represents the change in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which vary from the then current effective portfolio rate.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited.  The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%

Liabilities for Variable Contract Guarantees

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. See Note 11 for accounting policy discussion.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 8% of the Company’s life insurance in force in 2010 (9% in 2009 and 12% in 2008), 44% of the number of life insurance policies in force in 2010 (49% in 2009 and 50% in 2008).  The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Federal Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which requires deferred tax assets and liabilities to be recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

The Company has established tax reserves in accordance with the requirements of FASB ASC 740, Income Taxes. These reserves reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC filed separate consolidated federal income tax returns, with their subsidiaries, and are eligible to join the Mutual consolidated tax return group in 2014.

Reinsurance ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above on the income statement for the years ended December 31:

(in millions)	2009	2008

Total revenues	$ 375	$ 411
Total benefits and expenses	$ 357	$ 395
Federal income tax (benefit) expense	$ (5)	$ 1
Net income	$ 23	$ 15

The following tables summarize the impact of the items described above on the balance sheet for the years ended December 31:

(in millions)	2009

Total assets	$ 5,926
Total liabilities	$ 4,895
Total shareholder's equity	$ 1,031

The impact of the merger on shareholder’s equity was $1.0 billion and $1.3 billion as of December 31, 2008 and 2007, respectively.

Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(3)	Recently Issued Accounting Standards

In January 2011, the FASB issued Accounting Standards Update (ASU) 2011-01, which temporarily defers the effective date for disclosures related to troubled debt restructurings contained within ASU 2010-20.  This deferral enables public companies to delay the effective date of these disclosures indefinitely until the FASB adopts clarification to the guidance for determining what constitutes a troubled debt restructuring.  The effective date for all other disclosures required under ASU 2010-20 are not subject to this deferral.  This guidance is effective for the Company immediately.  This guidance was adopted by the Company in January 2011 with no impact to the Company's financial statements.

In December 2010, the FASB adopted ASU 2010-29, which amends FASB ASC 805, Business Combinations for public entities that present comparative financial statements.  This guidance specifies that an entity should disclose revenue and earnings of the combined entity as though the business combinations that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period.  The revised guidance also expands the pro forma revenue and earnings disclosures to include a description of the nature and amount of any material, nonrecurring pro forma adjustments attributable to the business combinations.  This ASU is effective for business combinations that have an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.  The Company adopted this guidance prospectively beginning January 1, 2011.  On the date of adoption, there was no impact to the Company’s financial statements.

In December 2010, the FASB adopted ASU 2010-28, which amends FASB ASC 350, Intangibles – Goodwill and Other related to Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts.  As a result of this ASU, an entity will be required to perform Step 2 on reporting units that have zero or negative carrying amounts if adverse qualitative factors exist that would indicate that the reporting unit is more likely than not impaired.  This will eliminate the ability for entities to pass Step 1 of the impairment test just because the fair value of the reporting unit is generally greater than zero.  This guidance is effective for fiscal and interim reporting periods beginning after December 15, 2010.  The Company adopted this guidance effective January 1, 2011 with no impact to the Company’s financial statements.  The Company will apply this guidance prospectively as is required.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This guidance amends Topic 944 by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. Under this ASU incremental direct costs of contract acquisition can be capitalized. Additionally, certain costs related directly to underwriting, policy issuance and processing, medical and inspection, and sales force contract selling activities can be capitalized. The costs are limited to the portion of an employee’s total compensation, excluding any compensation that is capitalized as incremental direct costs of contract acquisition, and payroll-related fringe benefits related directly to time spent performing these activities for actual acquired contracts and other costs related directly to these activities that would not have been incurred if the contract had not been acquired. The guidance also specifies that only certain direct-response advertising costs are able to be included in DAC. This guidance is effective for fiscal and interim periods beginning after December 15, 2011, with early adoption permitted, but only at the beginning of an entity’s annual reporting period. The amendments are required to be applied prospectively upon adoption. Retrospective application to all prior periods presented upon the date of adoption also is permitted, but not required. The Company will adopt this guidance effective January 1, 2012. The Company is currently evaluating the impact of adoption and whether prospective application or retrospective application is desired. The adoption of this guidance could have a significant impact on the Company’s financial statements.

In July 2010, the FASB issued ASU 2010-20, which amends FASB ASC 310, Receivables.  This guidance amends Topic 310 to improve the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses.  As a result of this guidance, an entity is required to disaggregate certain existing disclosures by portfolio segment or class.  The guidance also provides certain new disclosures about its financing receivables and related allowance for credit losses.  For disclosures as of the end of a reporting period, the guidance is effective for the Company for interim and annual reporting periods ending on or after December 15, 2010.  For disclosures about activity during a reporting period, the guidance is effective for the Company for interim and annual reporting periods beginning on or after December 15, 2010.  The Company adopted the guidance following this incremental approach as of December 31, 2010, with no impact to the consolidated financial statements of the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2010, the FASB issued ASU 2010-18, which amends FASB ASC 310, Receivables.  This guidance clarifies that modifications of loans that are accounted for within a pool under FASB ASC Subtopic 310-30, Receivables - Loans and Debt Securities Acquired with Deteriorated Credit Quality, do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring.  An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change.  The guidance does not affect the accounting for loans under the scope of FASB ASC Subtopic 310-30 that are not accounted for within pools.  This guidance is effective for modifications occurring in the interim or annual period ending on or after July 15, 2010, with early adoption permitted.  The guidance was adopted on September 30, 2010 and will be applied to prospective transactions as is required. The adoption of this guidance had no impact on the consolidated financial statements of the Company.

In April 2010, the FASB issued ASU 2010-15 which clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interest and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party holder and the variable interest entity guidance requires the consideration of related parties.  The update also clarifies that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary.  Additionally, the amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account.  When consolidation is required, the update provides guidance on how an insurer should consolidate an investment fund.  The amendments should be applied retrospectively in fiscal years beginning after December 15, 2010, and interim periods within those years with earlier application permitted.  The Company early adopted this guidance effective April 1, 2010 resulting in an immaterial impact of adoption.

In March 2010, the FASB issued ASU 2010-11 which clarifies the scope exception for embedded credit derivatives.  This scope exception allows for embedded credit-derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting under Subtopic 815-15, Embedded Derivatives.  The ASU clarifies how to apply this scope exception including how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that should not be analyzed for potential bifurcation and separate accounting under Subtopic 815-15.  To ease transition, the guidance allows companies to irrevocably elect to apply the fair-value option to any investment in a beneficial interest in securitized financial assets.  The amendments are effective for each reporting entity at the beginning of its first fiscal quarter beginning after June 15, 2010 with early adoption permitted at the beginning of the first fiscal quarter beginning after issuance of the ASU.  The Company adopted this guidance effective July 1, 2010 and elected fair value treatment for synthetic collateralized debt obligations. The adoption of this guidance resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to accumulated other comprehensive income (AOCI).  See Note 6 for further discussion on synthetic collateralized debt obligations.

In February 2010, the FASB issued ASU 2010-08 which contained technical corrections to various codification topics.  While none of the provisions in the ASU fundamentally change GAAP, certain clarifications made to the guidance on embedded derivatives and hedging (Subtopic 815-15) may cause a change in the application of that Subtopic and, thus, special transition provisions were provided for accounting changes related to that Subtopic.  The amendments of this ASU are effective for the first reporting period, including interim periods, beginning after issuance, except for certain amendments related to embedded derivatives and certain changes that affect the calculation of tax benefits attributable to reorganizations.  The amendments related to the reorganization guidance in Paragraph 852-740-45-2 should be applied to reorganizations for which the date of the reorganization is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.  The Company adopted these provisions as of January 1, 2009 with no impact of adoption.  The amendments to the embedded derivative guidance are effective for fiscal years beginning after December 15, 2009.  The Company adopted the embedded derivative provisions as of January 1, 2010 with an immaterial impact of adoption.  The Company adopted all other ASU 2010-08 provisions as of April 1, 2010 with no impact of adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In February 2010, the FASB issued ASU 2010-10, which defers the application of guidance under FASB ASC 810 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund.  An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the guidance amendments.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010.  As a result of the application of this ASU, the Company deferred application for the applicable entities within the scope of the standard.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures.  This guidance requires new disclosures and provides amendments to clarify existing disclosures.  The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements.  The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements.  The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets.  This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.  See Note 4 for required disclosures.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing.  This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting.  Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value.  Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance.  This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale.  This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required. There was no impact on the consolidated financial statements of the Company in the adoption of the guidance.

In June 2009, the FASB issued guidance under FASB ASC 810, Consolidation.  This guidance changes the consolidation guidance applicable to a variable interest entity (VIE).  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.  The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impact the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.  FASB ASC 810 also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE.  Prior guidance required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred.  FASB ASC 810 also requires enhanced disclosures about an enterprise’s variable interest with a VIE.  See Note 21 for required disclosures.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010 resulting in an increase to noncontrolling interest of $46 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

(4)	Fair Value Measurements

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable inputs.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company periodically reviews its fair value hierarchy classifications for financial assets and liabilities. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications into/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the sources used in determining the fair values of fixed maturity securities as of the dates indicated:

	December 31,	December 31,
	2010	2009
Independent pricing services	81%	68%
Pricing matrices	10%	11%
Broker quotes	5%	6%
Internal pricing models	2%	13%
Other sources	2%	2%
Total	100%	100%

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $50.0 billion and $44.0 billion as of December 31, 2010 and 2009, respectively.  These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily.  These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient.  This fund has no unfunded commitments or other restrictions.  The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period.  The Company’s portion of the net asset value of this fund reported in separate account assets was $1.3 billion and $976 million as of December 31, 2010 and 2009, respectively, and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Total securities available-for-sale	$ 1,247	$ 23,734	$ 1,495	$ 26,476
Trading securities	-	-	45	45
Short-term investments	25	1,037	-	1,062
Total investments	$ 1,272	$ 24,771	$ 1,540	$ 27,583

Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets1,3	12,325	50,745	1,805	64,875
Total assets	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims2	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Total liabilities	$ (18)	$ (524)	$ (230)	$ (772)

__________
1	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
2
Related to embedded derivatives associated with living benefit contracts.  The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) that provide for interest earnings that are linked to the performance of specified equity market indices.

3	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2010:

		Net investment						Change in
		gains (losses)						unrealized
		In earnings		Purchases,				gains (losses)
	Balance as of	(realized		issuances,	Transfers	Transfers	Balance as of	in earnings
	December 31,	and	In OCI	sales and	into	out of	December 31,	due to assets
(in millions)	2009	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2010	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	215	1	4	(15)	1	(92)	114	-
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161	-
Residential mortgage-backed
securities	2,034	(1)	4	(12)	2	(2,018)	9	-
Commercial mortgage-backed
securities	405	-	1	-	-	(404)	2	-
Collateralized debt obligations	240	(27)	29	(67)	16	-	191	-
Other asset-backed securities	167	(9)	8	(11)	-	(139)	16	-
Total fixed maturity securities	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495	$ -
Equity securities	8	-	-	(7)	-	(1)	-	-
Total securities available for sale	$ 4,258	$ (33)	$ 77	$ (380)	$ 330	$ (2,757)	$ 1,495	$ -
Trading securities	-	(4)	-	49	-	-	45	(4)
Mortgage loans held for sale	48	14	-	(62)	-	-	-	2
Total investments	$ 4,306	$ (23)	$ 77	$ (393)	$ 330	$ (2,757)	$ 1,540	$ (2)

Derivative assets	331	(91)	-	(29)	-	-	211	(69)
Separate account assets4,6	1,628	188	-	(4)	1	(8)	1,805	-
Total assets	$ 6,265	$ 74	$ 77	$ (426)	$ 331	$ (2,765)	$ 3,556	$ (71)

Liabilities
Future policy benefits and claims5	$ (311)	$ 93	$ -	$ (8)	$ -	$ -	$ (226)	$ 93
Derivative liabilities	(2)	(2)	-	-	-	-	(4)	(2)
Total liabilities	$ (313)	$ 91	$ -	$ (8)	$ -	$ -	$ (230)	$ 91

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC designations.  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2010

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data. There were no significant transfers into or out of Level 1 during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize transfers of financial instruments into and out of Level 1 and Level 2 for the year ended December 31, 2010:

(in millions)	Transfers into Level 1	Transfers out of Level 1	Transfers into Level 2	Transfers out of Level 2

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ -	$ (6)	$ 6	$ -
Debt securities issued by foreign governments	120	-	-	(120)
Corporate public securities	-	(22)	114	(1)
Corporate private securities	-	-	103	(311)
Residential mortgage-backed securities	-	(41)	2,059	(2)
Commercial mortgage-backed securities	-	-	404	-
Collateralized debt obligations	-	-	-	(16)
Other asset-backed securities	-	-	139	-
Total fixed maturity securities	$ 120	$ (69)	$ 2,825	$ (450)
Equity securities	-	-	1	-
Total securities available-for-sale	$ 120	$ (69)	$ 2,826	$ (450)
Total investments	$ 120	$ (69)	$ 2,826	$ (450)

Separate account assets	-	(1)	8	-
Total assets	$ 120	$ (70)	$ 2,834	$ (450)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 748	$ 4	$ 2	$ 754
Obligations of states and political subdivisions	-	549	-	549
Debt securities issued by foreign governments	-	75	-	75
Corporate public securities	2	11,134	215	11,351
Corporate private securities	-	3,423	1,187	4,610
Residential mortgage-backed securities	229	3,246	2,034	5,509
Commercial mortgage-backed securities	-	679	405	1,084
Collateralized debt obligations	-	132	240	372
Other asset-backed securities	-	279	167	446
Total fixed maturity securities	$ 979	$ 19,521	$ 4,250	$ 24,750
Equity securities	13	32	8	53
Total securities available-for-sale	$ 992	$ 19,553	$ 4,258	$ 24,803
Mortgage loans held for sale1	-	-	48	48
Short-term investments	56	947	-	1,003
Total investments	$ 1,048	$ 20,500	$ 4,306	$ 25,854

Cash and cash equivalents	49	-	-	49
Derivative assets	-	498	331	829
Separate account assets2,4	11,607	44,611	1,628	57,846
Total assets	$ 12,704	$ 65,609	$ 6,265	$ 84,578

Liabilities
Future policy benefits and claims3	$ -	$ -	$ (311)	$ (311)
Derivative liabilities	(10)	(404)	(2)	(416)
Total liabilities	$ (10)	$ (404)	$ (313)	$ (727)

__________
1	Elected to be carried at fair value.
2	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
3
Related to embedded derivatives associated with living benefit contracts.  The Company’s GMABs, GLWBs and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed EIAs that provide for interest earnings that are linked to the performance of specified equity market indices.

4	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

	December 31,	and	In OCI	sales and	in to	out of	December 31,	due to assets
(in millions)	2008	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2009	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	253	(31)	40	(121)	92	(18)	215	-
Corporate private securities	1,074	(49)	220	(280)	395	(173)	1,187	-
Residential mortgage-backed
securities	3,036	(111)	389	(431)	1	(850)	2,034	-
Commercial mortgage-backed
securities	263	(20)	139	(7)	94	(64)	405	-
Collateralized debt obligations	251	(53)	77	(18)	-	(17)	240	-
Other asset-backed securities	112	(17)	43	(12)	49	(8)	167	-
Total fixed maturity securities	$ 4,991	$ (281)	$ 908	$ (869)	$ 631	$ (1,130)	$ 4,250	$ -
Equity securities	18	1	-	5	-	(16)	8	-
Total securities available for sale	$ 5,009	$ (280)	$ 908	$ (864)	$ 631	$ (1,146)	$ 4,258	$ -
Mortgage loans held for sale	125	(8)	-	(69)	-	-	48	(3)
Total investments	$ 5,134	$ (288)	$ 908	$ (933)	$ 631	$ (1,146)	$ 4,306	$ (3)

Derivative assets	598	(312)	(12)	57	-	-	331	(310)
Separate account assets4,6	2,142	(647)	-	400	15	(282)	1,628	218
Total assets	$ 7,874	$ (1,247)	$ 896	$ (476)	$ 646	$ (1,428)	$ 6,265	$ (95)

Liabilities
Future policy benefits and claims5	$ (1,740)	$ 1,438	$ -	$ (9)	$ -	$ -	$ (311)	$ 1,438
Derivative liabilities	(4)	2	-	-	-	-	(2)	2
Total liabilities	$ (1,744)	$ 1,440	$ -	$ (9)	$ -	$ -	$ (313)	$ 1,440

__________

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 5 for a discussion of NAIC designations).  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2009

The Company periodically reviews its fair value hierarchy classifications.  Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.  During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity.  As of December 31, 2009, these securities were no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3.  In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral, for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments recorded during the year. In determining the estimated fair value for these impaired mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, when deemed more appropriate, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value estimate.  Refer to Note 5 for further discussion of the carrying value of mortgage loans.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans, net:  The fair values of mortgage loans held for investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts:  The fair values of the Company’s liabilities under investment type contracts are based on one of two methods.  For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the carrying values and estimated fair values of financial instruments as of December 31:

	2010		2009
	Carrying	Estimated	Carrying	Estimated
(in millions)	value	fair value	value	fair value

Assets
Investments:
Mortgage loans, net	$ 6,125	$ 5,863	$ 6,781	$ 5,946
Policy loans	$ 1,088	$ 1,088	$ 1,050	$ 1,050

Liabilities
Investment contracts	$ (17,962)	$ (18,973)	$ (18,724)	$ (18,316)
Short-term debt	$ (300)	$ (300)	$ (150)	$ (150)
Long-term debt	$ (978)	$ (1,039)	$ (706)	$ (723)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(5)	Investments

Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
(in millions)	cost	gains	losses	fair value

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total securities available-for-sale	$ 25,652	$ 1,520	$ 696	$ 26,476

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 688	$ 73	$ 7	$ 754
Obligations of states and political subdivisions	568	4	23	549
Debt securities issued by foreign governments	70	5	-	75
Corporate public securities	10,929	597	175	11,351
Corporate private securities	4,500	193	83	4,610
Residential mortgage-backed securities	6,079	95	665	5,509
Commercial mortgage-backed securities	1,284	7	207	1,084
Collateralized debt obligations	531	12	171	372
Other asset-backed securities	454	20	28	446
Total fixed maturity securities	$ 25,103	$ 1,006	$ 1,359	$ 24,750
Equity securities	49	5	1	53
Total securities available-for-sale	$ 25,152	$ 1,011	$ 1,360	$ 24,803

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions.  The Company may realize investment losses to the extent its liquidity needs require the disposition of fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes, for securities available-for-sale, the gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
		Gross	Number		Gross	Number		Gross	Number
	Estimated	unrealized	of	Estimated	unrealized	of	Estimated	unrealized	of
(in millions, except number of securities)	fair value	losses	securities	fair value	losses	securities	fair value	losses	securities

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Debt securities issued by foreign
governments	20	-	1	-	-	-	20	-	1
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Corporate private securities	371	26	41	221	21	22	592	47	63
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Commercial mortgage-backed securities	40	1	7	182	31	35	222	32	42
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	27	1	2	62	3	17	89	4	19
Total fixed maturity securities	$ 2,844	$ 117	$ 280	$ 2,938	$ 579	$ 508	$ 5,782	$ 696	$ 788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	$ 283	$ 2,940	$ 579	$ 548	$ 5,787	$ 696	$ 831

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government corporations and agencies
corporations and agencies	$ 206	$ 7	10	$ -	$ -	-	$ 206	$ 7	10
Obligations of states and
political subdivisions	318	12	35	79	11	13	397	23	48
Debt securities issued by foreign
governments	1	-	2	-	-	-	1	-	2
Corporate public securities	1,198	32	160	1,117	143	201	2,315	175	361
Corporate private securities	279	19	47	973	64	73	1,252	83	120
Residential mortgage-backed securities	937	103	117	2,375	562	341	3,312	665	458
Commercial mortgage-backed securities	43	5	11	699	202	101	742	207	112
Collateralized debt obligations	30	29	13	277	142	45	307	171	58
Other asset-backed securities	5	-	12	248	28	33	253	28	45
Total fixed maturity securities	$ 3,017	$ 207	$ 407	$ 5,768	$ 1,152	$ 807	$ 8,785	$ 1,359	$ 1,214
Equity securities	17	-	13	3	1	75	20	1	88
Total	$ 3,034	$ 207	420	$ 5,771	$ 1,153	882	$ 8,805	$ 1,360	1,302

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value to amortized cost ratio of less than 80% and have been in an unrealized loss position for more than one year was 54% and 65% as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2010.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
(in millions)	cost	fair value

Fixed maturity securities available-for-sale:
Due in one year or less	$ 961	$ 980
Due after one year through five years	6,784	7,195
Due after five years through ten years	6,087	6,588
Due after ten years	4,144	4,285
Subtotal	$ 17,976	$ 19,048
Residential mortgage-backed securities	5,811	5,639
Commercial mortgage-backed securities	1,167	1,186
Collateralized debt obligations	365	252
Other asset-backed securities	294	309
Total	$ 25,613	$ 26,434

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting.  These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach.  Beginning with year-end 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies.  Additionally, beginning with year-end 2010 statutory reporting, the NAIC similarly modified its ratings approach for commercial mortgage-backed securities.  Under the modified approach, the NAIC designations for these types of securities are based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values.  In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value.  Under this process, NAIC designations for these types of mortgage-backed securities could be higher or lower than the related NRSRO ratings.  NAIC designations range from class 1 (highest quality) to class 6 (lowest quality).  Of the Company’s fixed maturity securities, 93% and 91% were in the two highest NAIC designations categories as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2010		December 31, 2009
NAIC Designations1, 2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	AAA/AA/A	$ 14,879	$ 15,595	$ 15,323	$ 15,196
2	BBB	8,495	8,893	7,140	7,275
3	BB	1,389	1,280	1,551	1,404
4	B	492	437	724	617
5	CCC and lower	260	191	253	188
6	In or near default	98	38	112	70
	Total	$ 25,613	$ 26,434	$ 25,103	$ 24,750

__________

1
NAIC designations are assigned at least annually.  Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features.  For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 37	$ 35	$ 72	$ 4	$ 20	$ 24	$ 41	$ 55	$ 96
79.9% - 50.0%	-	17	17	12	5	17	12	22	34
Below 50.0%	-	-	-	1	-	1	1	-	1
Total	$ 37	$ 52	$ 89	$ 17	$ 25	$ 42	$ 54	$ 77	$ 131

December 31, 2009
99.9% - 80.0%	$ 27	$ 104	$ 131	$ 13	$ 45	$ 58	$ 40	$ 149	$ 189
79.9% - 50.0%	9	46	55	2	12	14	11	58	69
Below 50.0%	-	-	-	-	-	-	-	-	-
Total	$ 36	$ 150	$ 186	$ 15	$ 57	$ 72	$ 51	$ 207	$ 258

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition.  An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security.  The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards.  Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position.  Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the Company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security.  The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and discounted at the security’s effective yield to arrive at the expected present value of cash flows.  If a recovery estimate is not feasible, then the market view of cash flows implied by the current fair value is the primary factor used to estimate recovery and the present value of cash flows.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $403 million and $609 million, and gross unrealized losses of $39 million and $101 million, as of December 31, 2010 and 2009, respectively.  Of these unrealized losses as of December 31, 2010, $36 million, or 92%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $99 million, or 98%, as of December 31, 2009.  The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection.  Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk.  A significant portion of the private placement fixed maturity securities that the Company holds are participations in large issuances that are also owned by other investors.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	December 31, 2010			December 31, 2009
			% of			% of
			estimated			estimated
	Amortized	Estimated	fair value	Amortized	Estimated	fair value
in millions	cost	fair value	total	cost	fair value	total
Government agency	$ 2,795	$ 2,929	52%	$ 2,547	$ 2,621	48%
Prime	973	944	17%	1,120	960	17%
Alt-A	1,545	1,333	23%	1,831	1,452	26%
Sub-prime	498	433	8%	577	474	9%
Other residential mortgage collateral	-	-	-	4	2	-
Total	$ 5,811	$ 5,639	100%	$ 6,079	$ 5,509	100%

The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs.  In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs.  Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate.  Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores.  Second-lien mortgage loans are also considered sub-prime.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 13	$ 97	$ 110	$ -	$ 72	$ 72	$ 13	$ 169	$ 182
79.9% - 50.0%	-	51	51	-	97	97	-	148	148
Below 50.0%	-	11	11	-	14	14	-	25	25
Total	$ 13	$ 159	$ 172	$ -	$ 183	$ 183	$ 13	$ 342	$ 355

December 31, 2009
99.9% - 80.0%	$ 29	$ 134	$ 163	$ 11	$ 42	$ 53	$ 40	$ 176	$ 216
79.9% - 50.0%	17	198	215	20	140	160	37	338	375
Below 50.0%	10	34	44	16	14	30	26	48	74
Total	$ 56	$ 366	$ 422	$ 47	$ 196	$ 243	$ 103	$ 562	$ 665

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs.  Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines.  Home price appreciation statistics are provided by a third-party.   Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography.  Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default.  Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default.  For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics.  Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination.  Prepayment speeds, both actual and estimated, are also considered.  The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions.  These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors.  These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties.  Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages.  For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 1	$ 7	$ 8	$ -	$ 4	$ 4	$ 1	$ 11	$ 12
79.9% - 50.0%	-	5	5	-	10	10	-	15	15
Below 50.0%	-	-	-	-	5	5	-	5	5
Total	$ 1	$ 12	$ 13	$ -	$ 19	$ 19	$ 1	$ 31	$ 32

December 31, 2009
99.9% - 80.0%	$ 4	$ 54	$ 58	$ -	$ -	$ -	$ 4	$ 54	$ 58
79.9% - 50.0%	-	85	85	-	-	-	-	85	85
Below 50.0%	1	63	64	-	-	-	1	63	64
Total	$ 5	$ 202	$ 207	$ -	$ -	$ -	$ 5	$ 202	$ 207

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities.  In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows.  Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations.  For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ -	$ 9	$ 9	$ -	$ 3	$ 3	$ -	$ 12	$ 12
79.9% - 50.0%	-	8	8	-	8	8	-	16	16
Below 50.0%	-	-	-	-	98	98	-	98	98
Total	$ -	$ 17	$ 17	$ -	$ 109	$ 109	$ -	$ 126	$ 126

December 31, 2009
99.9% - 80.0%	$ 1	$ 4	$ 5	$ -	$ 15	$ 15	$ 1	$ 19	$ 20
79.9% - 50.0%	-	29	29	4	31	35	4	60	64
Below 50.0%	-	10	10	24	53	77	24	63	87
Total	$ 1	$ 43	$ 44	$ 28	$ 99	$ 127	$ 29	$ 142	$ 171

To generate the expected cash flows, NRSRO ratings of the underlying corporate securities were used to develop default probabilities.  Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool.  An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level.  If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds.  Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities.  All banks in the pools were screened using data provided by U.S. Bank Rating service.  The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability.  The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Unrealized Gains and Losses

The following table presents the components of net unrealized gains (losses) on securities available-for-sale, as of December 31:

(in millions)	2010 1	2009 2

Net unrealized gains (losses), before adjustments and taxes	$ 824	$ (350)
Change in fair value attributable to fixed maturity securities designated in fair value
hedging relationships	(20)	(35)
Net unrealized gains (losses), before adjustments and taxes	804	(385)
Adjustment to deferred policy acquisition costs	(217)	31
Adjustment to value of business acquired	1	-
Adjustment to future policy benefits and claims	27	20
Adjustment to policyholder dividend obligation	(90)	(17)
Deferred federal income tax (benefit) expense	(184)	123
Net unrealized gains (losses)	$ 341	$ (228)

__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2
Includes the $250 million, net of taxes, cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2010 1	2009	2	2008

Fixed maturity securities	$ 1,174	$ 2,382		$ (2,682)
Equity securities	(1)	12		(14)
Net increase (decrease)	$ 1,173	$ 2,394		$ (2,696)

__________
1	Includes the $14 million cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The non-credit portion of other-than-temporary impairments and any subsequent changes in the fair value of those debt securities are recognized in other comprehensive income. Cumulative non-credit gains and losses recognized on debt securities which have credit losses in earnings, before federal income tax benefit, for the years ended December 31:

(in millions)	2010	2009

Unrealized losses as of January 1,	$ (346)	$ -
Cumulative adoption of accounting principle as of January 1, 2009	-	(384)
Non-credit losses in the period	(174)	(417)
Net unrealized gains in the period	305	455
Total	$ (215)	$ (346)

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien, collateral dependent, non-mezzanine commercial mortgage loans.  These loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment, hotel and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The unpaid principal balance, amortized cost and valuation allowance for commercial mortgage loans by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Commercial mortgage loans subject to non-specific reserves:

Unpaid principal balance	$ 775	$ 1,360	$ 2,276	$ 1,220	$ 223	$ 88	$ 5,942

Amortized cost	$ 774	$ 1,365	$ 2,276	$ 1,222	$ 227	$ 88	$ 5,952

Non-specific reserve	$ (14)	$ (7)	$ (10)	$ (9)	$ (7)	$ -	$ (47)

Commercial mortgage loans subject to specific reserves:

Unpaid principal balance	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Specific reserves	$ (1)	$ (8)	$ (14)	$ (4)	$ (22)	$ -	$ (49)

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2010	2009

Valuation allowance, beginning of period	$ 77	$ 42
Additions	66	85
Deductions	(47)	(50)
Valuation allowance, end of period	$ 96	$ 77

In 2010, management developed an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s commercial mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property will be updated at least annually.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the amortized cost of commercial mortgage loans by internal credit quality rating and by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	-	1,049
Rated 3	523	1,065	1,643	935	128	16	4,310
Rated 4	66	173	105	202	209	72	827
Rated 5	16	6	5	-	3	-	30
Total commercial mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 364	$ 88	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings above display management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

As of December 31, 2010, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The estimated fair value of mortgage loans was $5.9 billion and $6.0 billion at December 31, 2010 and 2009 respectively.

Securities Lending

The estimated fair value of loaned securities was $269 million and $40 million as of December 31, 2010 and 2009, respectively.  The Company had received $276 million and $41 million of cash collateral on securities lending as of December 31, 2010 and 2009, respectively. The Company had not received any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million and $19 million were on deposit with various regulatory agencies as required by law as of December 31, 2010 and 2009, respectively.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Net Investment Income

The following table summarizes net investment income from continuing operations by source for the years ended December 31:

(in millions)	2010	2009	2008

Securities available-for-sale:
Fixed maturity securities	$ 1,474	$ 1,465	$ 1,477
Equity securities	2	2	5
Trading assets	1	-	-
Mortgage loans	396	445	497
Short-term investments	2	6	17
Other	9	17	(75)
Gross investment income	$ 1,884	$ 1,935	$ 1,921
Less investment expenses	59	56	56
Net investment income	$ 1,825	$ 1,879	$ 1,865

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:
(in millions)	2010	2009	2008

Net derivatives (losses) gains 1,2	$ (385)	$ 400	$ (330)
Realized gains on sales	176	192	40
Realized losses on sales	(43)	(113)	(41)
Valuation gains (losses) 3	17	(21)	(56)
Other	(1)	(4)	39
Net realized investment (losses) gains	$ (236)	$ 454	$ (348)

__________
1
Includes net losses of $155 million, net gains of $414 million, and net losses $501 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2010, 2009, and 2008, respectively.

2
Includes net losses of $88 million, net losses of $172 million and net gains of $109 million on derivatives associated with death benefit contracts for the years ended December 31, 2010, 2009 and 2008, respectively.

3
Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the non-specific loss reserves component of the valuation allowance on mortgage loans.

Proceeds from the sale of securities available-for-sale during 2010, 2009 and 2008 were $2.2 billion, $4.2 billion and $4.3 billion, respectively.  During 2010, 2009 and 2008, gross gains of $172 million, $189 million and $36 million, respectively, and gross losses of $17 million, $70 million and $25 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

		Included in OCI
(in millions)	Gross		Net
2010
Fixed maturity securities1	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Total other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities1	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Total other-than-temporary impairment losses	$ 992	$ (417)	$ 575

2008
Fixed maturity securities1			$ 1,052
Equity securities			60
Mortgage loans			15
Other			4
Total other-than-temporary impairment losses			$ 1,131

__________

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment.  For the year ended December 31, 2010, the Company recognized $6 million in other-than-temporary impairments related to these securities compared to $168 million and $90 million for the years ended December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the cumulative amounts related to the Company's credit loss portion of the other-than-temporary-impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis as of December 31:

(in millions)	2010	2009

Cumulative credit loss as of January 1, 1	$ 417	$ 507
New credit losses	31	168
Incremental credit losses2	116	72
Subtotal	$ 564	$ 747
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent3	(22)	(63)
Cumulative credit loss as of December 31,1	$ 340	$ 417

__________

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	Includes losses on securities for which the Company can no longer assert that it does not intend to sell the securities.
3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period.  Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(6)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments and include interest rate, foreign exchange, equity market and credit risk. To manage these risks and exposures, the Company uses interest rate contracts, primarily interest rate swaps; currency derivatives, primarily cross-currency swaps and futures; equity derivatives, primarily options and futures; credit default swaps and total return swaps.  The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship.  The Company recognizes all of its derivative instruments as either assets or liabilities at fair value.

Interest Rate Risk Management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

In connection with the MTN program, the Company issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust.  The proceeds from these funding agreements are generally used to purchase fixed rate investments, generally available-for-sale public or private corporate bonds or commercial mortgage loans. In a rising interest rate environment, the Company is exposed to narrowing margins.  To mitigate this risk, the Company enters into interest rate swap contracts to hedge the volatility associated with changes in interest rates.

The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Foreign Currency Risk Management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments, generally fixed maturity securities.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged asset.

In addition, foreign exchange risks associated with foreign currency-denominated MTNs are managed using cross-currency swaps.

Credit Risk Management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity Market Risk Management:  The Company offers a variety of variable annuity products available with living benefit features such as GMABs or GLWBs.  These living benefit features represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts.  The embedded derivatives are carried at fair value. Subsequent changes in the fair value of these embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of these embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contract holder persistency, contract holder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  The Company believes the impact of claims is expected to be mitigated by its economic hedging program.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk.  Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the living benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Derivatives Qualifying for Hedge Accounting

Fair Value Hedge Relationship: For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge certain fixed rate investments such as commercial mortgage loans and certain fixed maturity securities, and

•	Cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

Cash Flow Hedge Relationship:  For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as a cash flow hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge cash flows from variable rate investments such as commercial mortgage loans and certain fixed maturity securities,

•	Interest rate swaps are used to hedge payments of funding agreement liabilities associated with the MTN program,

•	Cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated fixed maturity securities, and

•	Cross-currency swaps are used to hedge payments of foreign currency-denominated funding agreement liabilities associated with the MTN program.

Termination:  The Company is required to discontinue hedge accounting when it is determined that a derivative instrument no longer qualifies as an effective hedge.  Upon such determination, the derivative continues to be carried in the consolidated balance sheet at its fair value with changes in fair value recognized in net realized investment gains and losses.  In a discontinued fair value hedge on available-for-sale securities, changes in the fair value of the previously hedged asset or liability are no longer included in net realized gains and losses, rather are included in accumulated other comprehensive income and reclassified to net realized investment gains and losses through maturity of the hedged item.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Derivatives Not Qualifying for Hedge Accounting

For derivatives that are not designated as a hedging instrument, the gain or loss on the derivative is recognized in net realized investment gains and losses. The Company uses these derivatives in various financial transactions as follows:

•	Futures, options, interest rate swaps and total return swaps are used to hedge certain benefit rider obligations included in variable annuity products, as described above,

•	Interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	Cross-currency swaps and futures are used to hedge foreign currency-denominated assets and liabilities, and

•	Credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2010 and 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

As of December 31, 2010 and 2009, the Company had received $351 million and $532 million, respectively, of cash for derivative collateral, which is included in short-term investments.  The Company held no material securities as off-balance sheet collateral on derivative transactions as of December 31, 2010.  The Company held $32 million as off-balance sheet collateral on derivative transactions as of December 31, 2009.  As of December 31, 2010 and 2009, the Company had pledged fixed maturity securities with a fair value of $28 million and $56 million, respectively, as collateral to derivative counterparties.  There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of the dates indicated:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2010
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 1	$ 78	Other liabilities	$ 37	$ 830
Cross-currency swaps	Other assets	26	132	Other liabilities	18	101
Total derivatives designated as
hedging instruments		$ 27	$ 210		$ 55	$ 931

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	556	10,944	Other liabilities	418	10,225
Cross-currency swaps	Other assets	30	210	Other liabilities	30	210
Credit default swaps	Other assets	1	20	Other liabilities	-	17
Total return swaps	Other assets	12	1,119	Other liabilities	23	1,053
Equity contracts	Other assets	212	2,484	Other liabilities	20	1,124
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	N/A	Future policy benefits and claims	226	N/A
Total derivatives not designated
as hedging instruments		$ 811	$ 14,777		$ 717	$ 12,629

Total derivatives		$ 838	$ 14,987		$ 772	$ 13,560

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2009
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 4	$ 86	Other liabilities	$ 69	$ 1,216
Cross-currency swaps	Other assets	34	93	Other liabilities	36	216
Total derivatives designated as
hedging instruments		$ 38	$ 179		$ 105	$ 1,432

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	409	7,457	Other liabilities	239	5,162
Cross-currency swaps	Other assets	49	211	Other liabilities	49	210
Credit default swaps	Other assets	1	29	Other liabilities	3	82
Total return swaps	Other assets	1	85	Other liabilities	8	556
Equity contracts	Other assets	331	2,505	Other liabilities	10	996
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	-	Future policy benefits and claims	311	N/A
Other embedded derivatives	N/A	-	-	Other liabilities	2	N/A
Total derivatives not designated
as hedging instruments		$ 791	$ 10,287		$ 622	$ 7,006

Total derivatives		$ 829	$ 10,466		$ 727	$ 8,438

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010 1	2009 1

Derivatives in fair value hedging relationships:
Interest rate contracts2	Net realized investment gains (losses)	$ 7	$ 25
Cross-currency swaps2	Net realized investment gains (losses)	1	(2)
Total		$ 8	$ 23

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$ (12)	$ (35)
Cross-currency swaps	Net realized investment gains (losses)	(3)	2
Total		$ (15)	$ (33)
__________
1	Includes $6 million and $8 million of cash paid in the termination of fair value hedging instruments for the years ended December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

2	Excludes $30 million and $37 million of periodic settlements on interest rate contracts which are recorded in net investment income for the years ended December 31, 2010 and 2009, respectively.

The following table present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in AOCI in the consolidated financial statements for the years ended December 31,:

(in millions)	2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	$ 5	$ 12
Cross-currency swaps	(2)	(4)
Currency contracts	22	(19)
Other embedded derivatives	-	(12)
Total	$ 25	$ (23)

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges reclassified from AOCI into income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$ -	$ (4)
Cross-currency swaps	Net realized investment gains (losses)	-	(11)
Currency contracts	Net realized investment gains (losses)	(2)	(4)
Total		$ (2)	$ (19)

The following table presents the realized gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Cross-currency swaps	Net realized investment gains (losses)	$ -	$ (1)
Credit default swaps	Net realized investment gains (losses)	-	(3)
Total 1,2,3		$ -	$ (4)

__________
1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.
2
Excludes $2 million of periodic settlements in interest rate contracts which are recorded in net investment income for the year ended December 31, 2010.  Periodic settlements in interest rate contracts for the year ended December 31, 2009 were immaterial.

3
No cash was paid in the termination of cash flow hedging instruments for the year ended December 31, 2010. Includes $17 million of cash received in the termination of cash flow hedging instruments for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$ (39)	$ (197)
Cross-currency swaps	Net realized investment gains (losses)	-	3
Credit default swaps	Net realized investment gains (losses)	(5)	8
Equity total return swaps	Net realized investment gains (losses)	(136)	7
Equity contracts	Net realized investment gains (losses)	(389)	(739)
Embedded derivatives on guaranteed
benefit annuity programs	Net realized investment gains (losses)	98	1,432
Other embedded derivatives	Net realized investment gains (losses)	(2)	3
Total		$ (473)	$ 517

The previous tables exclude $16 million and $(151) million of net interest settlements on all derivative instruments and $94 million and $63 million of other revenue related to guaranteed benefits on annuities that are also recorded in net realized investment gains (losses) for the year ended December 31, 2010 and 2009, respectively. The previous tables exclude $13 million in losses relating to foreign denominated cash balances for the year ended December 31, 2010, compared to an immaterial balance for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Credit Derivatives

The Company had exposure to credit protection contracts as of the years ended December 31, 2010, 2009 and 2008 and experienced credit event losses of $8 million in 2010, no credit losses in  2009 and credit event losses of $19 million in 2008 on such contracts.  The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated
	potential	fair	potential	fair	potential	fair	potential	fair
(in millions)	risk	value	risk	value	risk	value	risk	value

December 31, 2010
Single sector exposure:
Financial	$ 6	$ -	$ 3	$ -	$ -	$ -	$ 9	$ -
Services	-	-	10	1	-	-	10	1
Total	$ 6	$ -	$ 13	$ 1	$ -	$ -	$ 19	$ 1

December 31, 2009
Single sector exposure:
Financial	$ 35	$ (3)	$ 9	$ -	$ -	$ -	$ 44	$ (3)
Oil & gas pipelines	15	-	-	-	-	-	15	-
Services	-	-	-	-	10	-	10	-
Total	$ 50	$ (3)	$ 9	$ -	$ 10	$ -	$ 69	$ (3)

In addition, the Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting, rather, the Company elected to carry the entire security at fair value with any changes in fair value included in earnings.  Effective July 1, 2010, these securities had a fair value of $35 million and were transferred from available-for-sale securities to trading securities.  At December 31, 2010, the fair value of synthetic collateralized debt obligations, including the embedded credit derivatives, was $45 million.  The fair value represents the maximum future potential loss that could be incurred by the Company as there is no future payment obligation associated with these investments.  Additionally, there are no recourse provisions related to these investments that would enable the Company to recover any losses on these securities from third parties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(7)   Deferred Policy Acquisition Costs

During the second quarter of 2010, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The review covered all assumptions including mortality, lapses, expenses and general and separate account returns.  As a result of this review, certain assumptions were unlocked (DAC unlock).  The unlocked assumptions primarily related to lapse assumptions in the Individual Investment segment, market performance assumptions in the Retirement Plans segment, and mortality, lapse and market performance assumptions in the Individual Protection segment.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2010 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 4	$ -	$ -	$ -	$ 4
Retirement Plans	7	-	-	-	7
Individual Protection	(22)	13	1	-	(8)
Total	$ (11)	$ 13	$ 1	$ -	$ 3

During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in an increase in DAC and other related balances, including sales inducement assets, and a decrease in DAC amortization and other related balances of $219 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 192	$ -	$ -	$ 11	$ 203
Retirement Plans	(8)	-	-	-	(8)
Individual Protection	(44)	(13)	10	-	(47)
Total	$ 140	$ (13)	$ 10	$ 11	$ 148

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns.  Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked.  The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ (429)	$ (3)	$ -	$ (1)	(433)
Retirement Plans	(2)	-	-	-	(2)
Individual Protection	(3)	8	3	-	8
Total	$ (434)	$ 5	$ 3	$ (1)	$ (427)

The following table presents a reconciliation of DAC for the years ended December 31:

	December 31,	December 31,
(in millions)	2010	2009

Balance at beginning of period	$ 3,983	$ 4,524
Capitalization of DAC	634	513
Amortization of DAC, excluding unlocks	(385)	(606)
Amortization of DAC related to unlocks	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other
	(248)	(588)
Balance at end of period	$ 3,973	$ 3,983

(8)	Value of Business Acquired and Other Intangible Assets

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2010	2009

Balance at beginning of period	$ 277	$ 334
Amortization of VOBA	(20)	(49)
Net realized losses on investments	1	1
Subtotal	$ 258	$ 286
Change in unrealized gain (loss) on available-for-sale securities	1	(9)
Balance at end of period	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $18 million, $20 million and $22 million during the years ended December 31, 2010, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes intangible assets as of December 31:

		2010		2009
	Initial	Gross		Gross
	useful	carrying	Accumulated	carrying	Accumulated
(in millions)	life1	amount	amortization	amount	amortization

Amortizing:
VOBA	28 years	$ 595	$ 336	$ 595	$ 318
Total intangible assets		$ 595	$ 336	$ 595	$ 318

__________

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.

During 2009, the Company recorded a $5 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in an $8 million pre-tax charge.  The state insurance licenses had indefinite useful lives and were not previously amortized.  Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses were no longer required as the surviving entities had the required state insurance licenses to conduct business on existing NLICA and NLACA products.  The Company surrendered the state insurance licenses back to each state.  See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $20 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed did not result in material impairment losses on intangible assets during 2010, 2009 and 2008.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA

2011	$ 23
2012	$ 21
2013	$ 19
2014	$ 15
2015	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2008	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2010 and 2009, respectively.  As of the 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2010 and 2009 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(10) Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2010	2009

Liabilities:
Future policyholder benefits	$ 1,794	$ 1,818
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	28	29
Policyholder dividend obligation	121	49
Other policy obligations and liabilities	13	13
Total liabilities	$ 2,099	$ 2,052

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	$ 1,312	$ 1,236
Mortgage loans	224	263
Policy loans	186	191
Other assets	162	135
Total assets	$ 1,884	$ 1,825
Excess of reported liabilities over assets	215	227

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 73	$ 91
Adjustment to policyholder dividend obligation	(73)	(91)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 215	$ 227

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,312	$ 1,236
Amortized cost	1,222	1,253
Shadow policyholder dividend obligation	(90)	(17)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2010	2009	2008

Revenues:
Premiums	$ 83	$ 90	$ 93
Net investment income	101	106	109
Realized investment (losses) gains	(3)	2	(41)
Realized (losses) gains credited to to policyholder benefit obligation	(1)	(7)	37
Total revenues	$ 180	$ 191	$ 198

Benefits and expenses:
Policy and contract benefits	$ 131	$ 133	$ 131
Change in future policyholder benefits and interest credited to
policyholder accounts	(23)	(24)	(17)
Policyholder dividends	56	59	63
Change in policyholder dividend obligation	(3)	4	3
Other expenses	1	1	1
Total benefits and expenses	$ 162	$ 173	$ 181

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 18	$ 18	$ 17
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 12	$ 12	$ 11

Maximum future earnings from assets and liabilities:
Beginning of period	$ 227	$ 239	$ 250
Change during period	(12)	(12)	(11)
End of period	$ 215	$ 227	$ 239

Cumulative closed block earnings from inception through December 31, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $31 million and $32 million as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(11) Variable Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.”  There are two variations of this benefit.  In general, there is no lock in age for this benefit.  However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals.  For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals.  Currently, there are three versions of ratchet, with the difference based on the definition of anniversary:  monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums.  There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.
•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death.  There are two versions of this benefit:  (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation.  Both benefits have age limitations.  This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value.  The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.
•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

In January 2009, the Company simplified its living benefit guarantees and only offer L.inc on new GLWB sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.  The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2010					2009
	General	Separate	Total	Net	Wtd. avg.	General	Separate	Total	Net	Wtd. avg.
	account	account	account	amount	attained	account	account	account	amount	attained
(in millions)	value	value	value	at risk1	age	value	value	value	at risk1	age

GMDB:
Return of premium	$ 832	$ 8,039	$ 8,871	$ 39	62	$ 729	$ 5,860	$ 6,589	$ 100	61
Reset	1,366	13,242	14,608	305	65	1,622	12,406	14,028	900	64
Ratchet	1,018	15,733	16,751	761	68	1,181	13,836	15,017	1,772	67
Rollup	35	264	299	13	73	42	259	301	18	73
Combo	185	1,731	1,916	192	69	229	1,577	1,806	325	69
Subtotal	$ 3,436	$ 39,009	$ 42,445	$ 1,310	66	$ 3,803	$ 33,938	$ 37,741	$ 3,115	65
Earnings enhancement	25	403	428	29	64	17	373	390	19	64
Total - GMDB	$ 3,461	$ 39,412	$ 42,873	$ 1,339	66	$ 3,820	$ 34,311	$ 38,131	$ 3,134	65

GMAB2:
5 Year	$ 167	$ 2,507	$ 2,674	$ 43	N/A	$ 383	$ 2,640	$ 3,023	$ 172	N/A
7 Year	323	2,192	2,515	52	N/A	394	2,152	2,546	180	N/A
10 Year	68	695	763	13	N/A	70	684	754	39	N/A
Total - GMAB	$ 558	$ 5,394	$ 5,952	$ 108	N/A	$ 847	$ 5,476	$ 6,323	$ 391	N/A

GMIB3:
Ratchet	$ 14	$ 220	$ 234	$ -	N/A	$ 16	$ 242	$ 258	$ -	N/A
Rollup	41	514	555	1	N/A	47	626	673	-	N/A
Total - GMIB	$ 55	$ 734	$ 789	$ 1	N/A	$ 63	$ 868	$ 931	$ -	N/A

GLWB:
L.inc	$ 287	$ 12,030	$ 12,317	$ 430	N/A	$ 230	$ 7,057	$ 7,287	$ 67	N/A
Porfolio income insurance	-	42	42	-	N/A	-	20	20	-	N/A
Total - GLWB	$ 287	$ 12,072	$ 12,359	$ 430	N/A	$ 230	$ 7,077	$ 7,307	$ 67	N/A

__________
1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).  As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.2 billion and $5.3 billion as of December 31, 2010 and 2009, respectively.
3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

Net amount at risk is highly sensitive to changes in financial market movements.  See Note 6 for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of deferred variable annuity and variable single premium immediate annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 4,889	$ 4,920
Domestic equity	29,987	24,599
International equity	2,985	3,047
Total mutual funds	$ 37,861	$ 32,566
Money market funds	1,254	1,473
Total	$ 39,115	$ 34,039

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2010	2009

Living benefit riders	$ 168	$ 266
GMDB	$ 46	$ 67
GMIB	$ 2	$ 3

The Company’s GMAB and GLWB living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  As of December 31, 2010 and December 31, 2009, the net balance of the embedded derivatives for living benefits was a liability of $168 million and a liability of $266 million, respectively. The GLWB component of living benefit riders was immaterial in 2010 and 2009, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2010 and 2009.  The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2010, the Company recorded net realized investment losses on living benefits embedded derivatives and related economic hedging activity of $155 million compared to net realized investments gains of $414 million as of December 31, 2009.

The losses recorded during the year ended December 31, 2010 were comprised of $192 million of net realized investment gains on living benefit embedded derivative liabilities and $347 million of related economic hedging losses.  The net realized investment losses were primarily driven by market volatility in the second quarter and mortality and withdrawal assumption updates.  Net realized investment losses on living benefit embedded derivatives resulted in lower amortization of DAC of $63 million during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The gains recorded in 2009 were comprised of $1.5 billion of net realized investment gains on living benefit embedded derivative liabilities and $1.1 billion of related economic hedging losses.  The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates on living benefit embedded derivatives, lower volatility assumptions and an increase to the nonperformance component of the discount rate.  The net realized gains resulted in higher amortization of DAC of $284 million during the year ended December 31, 2009.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments.  GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments.  The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves.  In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $62 million for the year ended December 31, 2010 compared to $132 million for the year ended December 31, 2009.

The following assumptions and methodologies were used to determine the GMDB claim reserves as of December 31, 2010 and 2009:

•	Data used was based on a combination of historical numbers and future projections generally involving 250 probabilistically generated economic scenarios
•	Mean gross equity performance –10.4%
•	Equity volatility –18.0%
•	Mortality – 84% of Annuity 2000 Basic table for males, 93% for females as of December 31, 2010; and 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009
•	Asset fees – equivalent to mutual fund and product loads
•	Discount rate – approximately 7.0%

Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

The Company’s incurred and paid amounts for GMIBs were $3 million and $7 million for the years ended December 31, 2010 and 2009.

The Company did not transfer assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 475	$ 453
Domestic equity	3,267	2,996
International equity	452	417
Total mutual funds	$ 4,194	$ 3,866
Money market funds	203	257
Total	$ 4,397	$ 4,123

(12)	Short-Term Debt

The following table summarizes outstanding short-term debt as of December 31:

[Missing Graphic Reference]
In May 2010, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility.  The new facility matures in May 2011, with an option to convert the outstanding balances into a one-year term loan.  NMIC will guarantee all borrowings under the agreement.  The credit may be used for general corporate purposes.  The borrower has the ability to draw funds at a variable rate based on the Eurodollar rate.  The facility contains financial covenants that require NMIC to maintain a statutory surplus in excess of $7.1 billion and the debt is not to exceed 30% of statutory surplus, both figures determined as of the end of each fiscal quarter.  A breach of these and other named covenants will impact the availability of the line for the other borrowers and may accelerate payment. NLIC had no amounts outstanding under this agreement as of December 31, 2010.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million. The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.  NLIC had $300 million of commercial paper outstanding at December 31, 2010 at a weighted average interest rate of 0.35% and $150 million outstanding at December 31, 2009 at a weighted average interest rate of 0.29%.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  This is an uncommitted facility contingent on the liquidity of the securities lending program.  The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR).  The Company had no amounts outstanding under this agreement as of December 31, 2010 and 2009.

The Company paid immaterial interest on short-term debt in 2010, compared to $1 million and $8 million in 2009 and 2008, respectively.
.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(13) Long-Term Debt

The following table summarizes surplus notes payable to affiliates as of December 31:

(in millions)	2010	2009

8.15% surplus note, due June 27, 2032	$ 300	$ 300
7.50% surplus note, due December 17, 2031	300	300
6.75% surplus note, due December 23, 2033	100	100
Variable funding surplus note, due December 31, 2040	272	-
Other	6	6
Total long-term debt	$ 978	$ 706

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC, issued a variable funding surplus note to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance.  The note will mature in full on December 31, 2040.  The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2015.  As of December 31, 2010, the principal amount outstanding was $272 million.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2010, 2009 and 2008.  Payments of interest and principal under the notes require the prior approval of the ODI.

(14)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2010	2009	2008

Current	$ (91)	$ 165	$ (131)
Deferred	115	(117)	(403)
Federal income tax expense (benefit)	$ 24	$ 48	$ (534)

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2010		2009		2008
(in millions)	Amount	%	Amount	%	Amount	%

Computed tax expense (benefit)	$ 71	35	$ 107	35	$ (497)	35
DRD	(50)	(25)	(56)	(18)	(42)	3
Impact of noncontrolling interest	21	10	18	6	25	(2)
Tax credits	(27)	(13)	(21)	(7)	(26)	2
Other, net	9	5	-	-	6	-
Total	$ 24	12	$ 48	16	$ (534)	38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Total federal income taxes refunded were $35 million, $59 million, and $41 million during the years ended December 31, 2010, 2009 and 2008, respectively.

During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During 2008, the Company refined its separate account DRD calculation and estimation process.  As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14 million to a $4 million benefit.  This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts.  The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $12 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed.  These changes in estimates primarily were driven by the Company’s separate account DRD.

As of December 31, 2010, the Company has capital loss carryforwards of $507 million, which expire between 2011 and 2015. In addition, the Company has $67 million in low income housing credit carryforwards, which expire between 2025 and 2030, $5 million in foreign tax credit carryforwards, which will expire in 2020 and $73 million in Alternative Minimum Tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (liability) asset as of December 31:

(in millions)	2010	2009

Deferred tax assets:
Future policy benefits and claims	$ 1,030	$ 1,109
Derivatives	27	63
Capital loss carryforward	178	103
Tax credit carryforwards	145	23
Other	236	195
Gross deferred tax assets	$ 1,616	$ 1,493
Less valuation allowance	(24)	(24)
Deferred tax assets, net of valuation allowance	$ 1,592	$ 1,469

Deferred tax liabilities:
Deferred policy acquisition costs	$ (1,071)	$ (1,084)
Securities available-for-sale	(670)	(168)
Value of business acquired	(89)	(96)
Other	(150)	(96)
Gross deferred tax liabilities	$ (1,980)	$ (1,444)
Net deferred tax (liability) asset	$ (388)	$ 25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $24 million, $24 million and $24 million as of December 31, 2010, 2009 and 2008, respectively.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The Company’s current federal income tax liability was $50 million and $109 million as of December 31, 2010 and 2009, respectively.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2010	2009

Balance at beginning of period	$ 95	$ 44
Additions for current year tax positions	18	37
Additions for prior years tax positions	19	15
Reductions for prior years tax positions	(13)	(1)
Balance at end of period	$ 119	$ 95

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2010, is $47 million.

Interest expense and any associated penalties are shown as income tax expense. The Company incurred interest and penalties of $2 million during the year ended December 31, 2010 and an immaterial balance during the year ended December 31, 2009.  The Company had accrued $6 million and $4 million for the payment of interest and penalties at December 31, 2010 and 2009, respectively.

During 2010, the Company had an appeals conference with the Internal Revenue Service (IRS) with respect to our appeal of IRS audit adjustments for the years 2003 to 2005. Though the Company has not yet reached a final settlement with the IRS for these years, it is reasonably possible that this appeal will be resolved in whole or in part within 12 months. As a result, it is reasonably possible that our liability for unrecognized tax benefits could decrease within 12 months by approximately $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005.  The statute remains open for these years as the Company completes the appeals process.  See “Tax Matters” in Note 19 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

(15)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and differ from GAAP materially.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2010	2009	2008
(unaudited)
Statutory net income (loss)
NLIC	$ 560	$ 397	$ (871)
NLAIC	$ (50)	$ (61)	$ (90)

Statutory capital and surplus
NLIC	$ 3,686	$ 3,130	$ 2,750
NLAIC	$ 287	$ 214	$ 123

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions (unaudited)

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.  NLIC’s statutory capital and surplus as of December 31, 2010 was $3.7 billion, and statutory net income for the year ended December 31, 2010 was $560 million.  During the year ended December 31, 2010, NLIC did not pay any dividends to NFS.  As of January 1, 2011, NLIC has the ability to pay dividends to NFS totaling $560 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(16)	Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2010	2009	2008

Net unrealized gains (losses) on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$ 1,039	$ 2,374	$ (3,828)
Net non-credit gains	131	38	-
Net adjustment to DAC	(248)	(585)	529
Net adjustment to VOBA	1	(9)	8
Net adjustment to future policy benefits and claims	7	(27)	128
Net adjustment to policyholder dividend obligation	(73)	(91)	89
Related federal income tax (expense) benefit	(300)	(595)	1,076
Net unrealized gains (losses)	$ 557	$ 1,105	$ (1,998)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	5	388	1,102
Related federal income tax benefit	(2)	(136)	(386)
Net losses realized on available-for-sale securities	$ 3	$ 252	$ 716

Other comprehensive gain (loss) on securities available-for-sale	$ 560	$ 1,357	$ (1,282)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	27	(4)	17
Related federal income tax (expense) benefit	(9)	1	(6)
Other comprehensive income (loss) on cash flow hedges	$ 18	$ (3)	$ 11

Other unrealized (losses) gains:
Net unrealized (losses) gains	-	(14)	8
Related federal income tax benefit (expense)	-	5	(3)
Other net unrealized (losses) gains	$ -	$ (9)	$ 5

Unrecognized amounts on pension plans:
Net unrecognized amounts	-	-	(12)
Related federal income tax benefit	-	-	4
Other comprehensive loss on unrecognized pension amounts	$ -	$ -	$ (8)

Total other comprehensive income (loss)	$ 578	$ 1,345	$ (1,274)

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.  The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

As of July 1, 2010, the adoption of FASB ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2010, 2009 and 2008.

(17)	Employee Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC.  Effective January 30, 2008, NMIC merged the NLICA Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC.  All participants are eligible for benefits based on an account balance formula.  However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the final average pay formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula.  An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the final average pay formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.  In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service.  The Company’s portion of expense relating to these plans was $4 million, $11 million, and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The 2008 expense includes a gain of $5 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 18 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees.  Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company.  The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2010, 2009 and 2008.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates.  Associates may make salary deferral contributions of up to 80%.  Salary deferrals of up to 6% are subject to a 50% Company match.  In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA.  However, this plan has no active participants, and is in the process of being terminated.  The Company’s expense for contributions to these plans was $7 million, $9 million, and $6 million for the years ended December 31, 2010, 2009 and 2008, respectively.

(18)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2010, 2009 and 2008, the Company made payments to NMIC and NSC totaling $250 million, $241 million, and $285 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion and $3.1 billion as of December 31, 2010 and 2009, respectively.  Total revenues from these contracts were $139 million, $143 million and $138 million for the years ended December 31, 2010, 2009 and 2008, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $115 million, $116 million, and $116 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2010, 2009 and 2008, the Company made lease payments to NMIC of $20 million, $21 million, and $22 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2010, 2009 and 2008 were $209 million, $177 million, and $202 million, respectively, while benefits, claims and expenses ceded during these years were $241 million, $196 million, and $219 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2010, 2009 and 2008, customer allocations to NFG funds totaled $30.5 billion, $23.7 billion and $18.1 billion, respectively.  For the years ended December 31, 2010, 2009, and 2008, NFG paid the Company $103 million, $79 million, and $77 million, respectively, for the distribution and servicing of these funds.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company were $762 million and $919 million as of December 31, 2010 and 2009, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2010, 2009 and 2008 were $61 million, $48 million, and $53 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans.  In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $13 million, $11 million, and $11 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Refer to Note 13 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25 million of the affiliate’s 5.6% senior notes due November 16, 2016.  The notes are secured by certain pledged mortgage servicing rights.  The note is payable in seven equal principal installments of $4 million, which began November 6, 2010.  Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14.  Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC.  No payments to (from) NMIC were made for the year ended December 31, 2010. Total payments to (from) NMIC were $4 million and ($23) million during the years ended December 31, 2009 and 2008, respectively.  These payments related to tax years prior to deconsolidation.

During 2009, NLIC received a $20 million capital contribution from NFS.

During 2010 and 2009, NLIC did not pay dividends to NFS.  In 2008 NLIC paid dividends to NFS totaling $461 million.

During 2010 and 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $117 million and $273 million, respectively, to NMIC.  The sale resulted in a net realized loss of $21 million and $34 million in 2010 and 2009, respectively to the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

During 2009, the Company sold private equity investments to NMIC for $61 million.  The private equity investments were carried and sold at fair value.  No gain or loss was recognized on the sale.

(19)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, revenue sharing and bidding arrangements, market-timing, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board.  If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z.  On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 3, 2010, the Company filed a motion to dismiss the amendment to the complaint.  On October 17, 2010, the plaintiff filed motions to intervene in Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association and also in Coker, et. al. v. NLIC, et. al.  The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  On April 2, 2010, NRS and NLIC filed an answer.  On June 4, 2010, the plaintiffs filed a motion for class certification.  On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification.  On October 17, 2010, Twanna Brown filed a motion to intervene in this case.  On October 22, 2010, the parties to this action have executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown’s motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown’s motion to stay.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On May 23, 2008, the Court granted the defendants’ motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case.  NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On November 6, 2009, the Court granted the plaintiffs’ motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the sixth amended complaint and a third amended counterclaim.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments.  On July 23, 2010, the District Court denied the Companies’ motion for class certification and dismissed the counterclaim.  On August 6, 2010, the Companies filed a motion for reconsideration of the ruling on the motion for certification of counterclaim defendants’ class certification order and also filed a motion for leave to amend the answer to the plaintiffs’ sixth amended complaint and third amended counterclaim.  These motions were denied on November 8, 2010. On October 20, 2010, the Second Circuit Court of Appeals granted NLIC’s 23(f) petition agreeing to hear an appeal of the District Court’s order granting class certification.  On October 21, 2010, the Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  NFS and NLIC continue to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company.  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide’s Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. The Company intends to defend this case vigorously.

Tax Matters

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision.  On August 16, 2007, the IRS issued Revenue Ruling 2007-54.  This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD.  The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009.  The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151 million. The Company is still at appeals on this issue  and believes that it will ultimately prevail based on technical merits.

(20) Guarantees

Since 2002, the Company has sold $747 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025.  As of December 31, 2010 and 2009, the Company held guarantee reserves totaling $6 million and $6 million, respectively, on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $908 million.  The Company does not anticipate making any material payments related to these guarantees.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

As of December 31, 2010, the Company did not hold any material stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits.  Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others.  Properties meeting the necessary criteria are considered to have “stabilized.”  The properties are evaluated regularly, and the collateral is released when stabilized.  During 2010, the stabilization reserve was not increased materially and no portion was released into income.  In 2009, $1 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees.  To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds.  This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(21) Variable Interest Entities

In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE.  There is a review of the entity’s contract and other deal related information, such as 1) the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impacts the entity’s performance and the obligation to absorb losses of the entity that could potentially be significant to the entity or the right to receive benefits from the entity that could potentially be significant to the entity.

The Company was not required and does not intend to provide financial or other support outside previous contractual requirements to any VIE.

Low-Income-Housing Tax Credit Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated LIHTC Funds.  The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 22 and 19 LIHTC Funds that are considered VIEs as of December 31, 2010 and December 31, 2009, respectively, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $355 million and $351 million as of December 31, 2010 and December 31, 2009, respectively, composed primarily of other long-term investments of $315 million and $314 million as of the same respective dates.

Two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LITHC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2010 and December 31, 2009 (except for the impact of guarantees disclosed in Note 20 to the 2009 audited consolidated financial statements).  Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market.  The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary.  The carrying amount of these unconsolidated VIEs was $157

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

million and $110 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss on these unconsolidated VIEs was $218 million and $123 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Fixed Maturity Securities

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performances.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 5 for additional disclosures related to these investments.

(22)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.  Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product.  The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other income2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

_________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other income2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

__________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2008
Revenues:
Policy charges	$ 603	$ 120	$ 618	$ -	$ 1,341
Premiums	120	-	274	-	394
Net investment income	530	651	486	198	1,865
Non-operating net realized investment losses1	-	-	-	(387)	(387)
Other-than-temporary impairment losses	-	-	-	(1,131)	(1,131)
Other income2	110	1	-	(76)	35
Total revenues	$ 1,363	$ 772	$ 1,378	$ (1,396)	$ 2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 379	$ 436	$ 196	$ 162	$ 1,173
Benefits and claims	379	-	489	(12)	856
Policyholder dividends	-	-	93	-	93
Amortization of DAC	648	41	130	(127)	692
Amortization of VOBA and other intangible assets	8	1	22	-	31
Interest expense	-	-	-	62	62
Other operating expenses	189	152	193	97	631
Total benefits and expenses	$ 1,603	$ 630	$ 1,123	$ 182	$ 3,538

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ (240)	$ 142	$ 255	$ (1,578)	$ (1,421)
Less: non-operating net realized investment losses1	-	-	-	387
Less: non-operating net other-than-temporary impairment losses	-	-	-	1,131
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(139)
Less: net loss attributable to noncontrolling interest	-	-	-	72
Pre-tax operating earnings (loss)	$ (240)	$ 142	$ 255	$ (127)

Assets as of year end	$ 42,508	$ 22,498	$ 20,360	$ 6,438	$ 91,804

__________

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                   Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2010 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 497	$ 584	$ 584
Obligations of states and political subdivisions	1,410	1,377	1,377
Debt securities issued by foreign governments	110	123	123
Public utilities	2,492	2,655	2,655
All other corporate	21,104	21,695	21,695
Total fixed maturity securities available-for-sale	$ 25,613	$ 26,434	$ 26,434
Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	$ 23	$ 24	$ 24
Industrial, miscellaneous and all other	3	4	4
Nonredeemable preferred stocks	13	14	14
Total equity securities available-for-sale	$ 39	$ 42	$ 42
Trading assets	49	45	45
Mortgage loans, net	6,211		6,125
Policy loans	1,088		1,088
Other long-term investments	513		513
Short-term investments, including amounts managed by a related party	1,062		1,062
Total investments	$ 34,575		$ 35,309

__________

1 Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 5 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                           Supplementary Insurance Information

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470
2008
Individual Investments	$ 1,883	$ 12,477			$ 120
Retirement Plans	290	11,498			-
Individual Protection	1,735	8,351			274
Corporate and Other	616	3,389			-
Total	$ 4,524	$ 35,715			$ 394

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697
2008
Individual Investments	$ 530	$ 758	$ 648	$ 197
Retirement Plans	651	436	41	153
Individual Protection	486	778	130	215
Corporate and Other	198	150	(127)	159
Total	$ 1,865	$ 2,122	$ 692	$ 724
________
1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                           Reinsurance

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2010

Life insurance in force	$ 208,920	$ 64,755	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ 88	$ 1	$ 483	0.2%
Accident and health insurance	238	241	4	1	NM
Total	$ 808	$ 329	$ 5	$ 484	1.0%

2009

Life insurance in force	$ 208,485	$ 76,136	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ 80	$ -	$ 469	-
Accident and health insurance	212	223	12	1	NM
Total	$ 761	$ 303	$ 12	$ 470	2.6%

2008

Life insurance in force	$ 208,071	$ 75,092	$ 12	$ 132,991	-

Premiums:
Life insurance 1	$ 477	$ 84	$ 1	$ 394	0.3%
Accident and health insurance	183	209	26	-	NM
Total	$ 660	$ 293	$ 27	$ 394	6.9%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                           Valuation and Qualifying Accounts

Years ended December 31, 2010, 2009 and 2008 (in millions)

Column A	Column B	Column C		Column D	Column E
Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2010
Valuation allowances - mortgage loans on real estate	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans on real estate	$ 42	$ 85	$ -	$ 50	$ 77

2008
Valuation allowances - mortgage loans on real estate	$ 25	$ 20	$ -	$ 3	$ 42

__________

1	Amounts represent transfers to real estate owned and recoveries.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements

Nationwide Variable Account-12:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract

Owners' Equity as of December 31, 2010 .

Statement of Operations for the year ended

December 31, 2010 .

Statements of Changes in Contract Owners'

Equity for the years ended December 31, 2010 and 2009 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of Operations for the
years ended December 31, 2010 , 2009 and 2008 .

Consolidated Balance Sheets as of
December 31, 2010 and 2009 .

Consolidated Statements of Changes in
Equity as of December 31, 2010 , 2009 and 2008 .

Consolidated Statements of Cash Flows for
the years ended December 31, 2010 , 2009 and 2008 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with initial Registration Statement on May 17, 2002 (File No. 333-88612) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and Waddell & Reed, Inc. Principal Underwriter – Filed previously with Pre-Effective Amendment No. 1 on September 13, 2002 (File No. 333-88612) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously with initial Registration Statement on September 18, 2003 (File No. 333-108894) and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously with initial Registration Statement on September 18, 2003 (File No. 333-108894) and hereby incorporated by reference.

(6)	Depositor’s Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Not Applicable

(8)	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm"

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit (h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(2)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc. dated December 1, 2000, as amended, as document "waddellreedfpa.htm".

(9)	Opinion of Counsel – Filed previously with Registration Statement on April 26, 2007 (File No. 333-108894) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Administration	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing and Strategy Officer	Matthew Jauchius
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Corporate Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-P&C Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-President-NW Bank	J. Lynn Greenstein
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Mark A. Gaetano
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Guruprasad C. Vasudeva
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President and Treasurer	David LePaul
Senior Vice President-Controller	James D. Benson
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-NF Marketing	William J. Burke
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio		This company operates as a multi-line insurance company.
Gates, McDonald of Ohio, LLC*	Ohio		The company provides services to employers for managing workers' and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus LLC	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.

Nationwide Better Health Holding Company , LLC (fka Nationwide Better Health Holding Company, Inc.)	Ohio		The company provides health management services.
Nationwide Better Health (Ohio), LLC (fka Nationwide Better Health, Inc.)	Ohio		The company provides population health management.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, inc.)	Pennsylvania		This company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a holding company .
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company's universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers' compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27.	Number of Contract Owners

The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 1, 2011 , was 7,468 and 7,454 , respectively.

Item 28.	Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a) Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7

Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:

Waddell & Reed Advisors Funds
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Cash Management
Waddell & Reed Advisors Dividend Opportunities Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors International Growth Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund
Waddell & Reed InvestEd Portfolios
Waddell & Reed InvestEd Conservative Portfolio
Waddell & Reed InvestEd Balanced Portfolio
Waddell & Reed InvestEd Growth Portfolio

Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy Portfolio
Ivy Funds VIP Balanced Portfolio
Ivy Funds VIP Bond Portfolio
Ivy Funds VIP Core Equity Portfolio
Ivy Funds VIP Dividend Opportunities Portfolio
Ivy Funds VIP Energy Portfolio
Ivy Funds VIP Global Bond Portfolio
Ivy Funds VIP Global Natural Resources Portfolio
Ivy Funds VIP Growth Portfolio
Ivy Funds VIP High Income Portfolio
Ivy Funds VIP International Core Equity Portfolio
Ivy Funds VIP International Growth Portfolio
Ivy Funds VIP Limited-Term Bond Portfolio
Ivy Funds VIP Micro Cap Growth Portfolio
Ivy Funds VIP Mid Cap Growth Portfolio
Ivy Funds VIP Money Market Portfolio
Ivy Funds VIP Pathfinder Aggressive Portfolio
Ivy Funds VIP Pathfinder Conservative Portfolio
Ivy Funds VIP Pathfinder Moderately Aggressive Portfolio
Ivy Funds VIP Pathfinder Moderately Conservative Portfolio
Ivy Funds VIP Pathfinder Moderate Portfolio
Ivy Funds VIP Real Estate Securities Portfolio
Ivy Funds VIP Science and Technology Portfolio
Ivy Funds VIP Small Cap Growth Portfolio
Ivy Funds VIP Small Cap Value Portfolio
Ivy Funds VIP Value Portfolio

(b) Directors and officers of Waddell & Reed, Inc.:

Thomas W. Butch	Chairman of the Board, Director and President
Henry J. Hermann	Director
Steven E. Anderson	Senior Executive Vice President and National Sales Manager
Bradley D. Hofmeister	Executive Vice President
Daniel C. Schulte	Senior Vice President and General Counsel
Michael D. Strohm	Director, Chief Operating Officer and Chief Executive Officer
Terry L. Lister	Senior Vice President, Chief Regulatory Officer and Chief Compliance Officer
Mark A. Schieber	Senior Vice President and Controller
Wendy J. Hills	Senior Vice President and Secretary
Brent K. Bloss	Senior Vice President, Treasurer, Principal Accounting Officer, and Principal Financial Officer

The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202.  Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-12 certifies that it needs the requirements of the Separate Account Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 13 th day of April , 2011.

NATIONWIDE VARIABLE ACCOUNT-12
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By: JAMIE RUFF CASTO
Jamie Ruff Casto

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 13 th day of April , 2011.

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By: JAMIE RUFF CASTO
Jamie Ruff Casto
Attorney-in-Fact